UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: September 30, 2016
Item 1. Schedule of Investments

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Communications — 14.57%
92,300	CBS Corp Class B	$ 5,052,502
327,075	Interpublic Group of Cos Inc	7,310,126
127,100	MSG Networks Inc Class A(a)	2,365,331
91,500	Omnicom Group Inc	7,777,500
99,700	Tegna Inc	2,179,442
136,500	Viacom Inc Class B	5,200,650
		29,885,551
Consumer, Cyclical — 12.41%
80,595	Anixter International Inc(a)	5,198,378
112,100	BorgWarner Inc	3,943,678
63,720	International Speedway Corp Class A	2,129,522
6,400	Madison Square Garden Co Class A(a)	1,084,224
166,000	Mattel Inc	5,026,480
85,600	Nordstrom Inc(b)	4,440,928
49,900	Tiffany & Co(b)	3,624,237
		25,447,447
Consumer, Non-Cyclical — 19.70%
18,025	Bio-Rad Laboratories Inc Class A(a)	2,952,675
50,100	JM Smucker Co	6,790,554
67,200	Laboratory Corp of America Holdings(a)	9,238,656
38,896	Thermo Fisher Scientific Inc	6,186,798
263,600	Western Union Co(b)	5,488,152
75,000	Zimmer Biomet Holdings Inc	9,751,500
		40,408,335
Energy — 4.24%
316,550	Bristow Group Inc(b)	4,438,031
116,100	National Oilwell Varco Inc(b)	4,265,514
		8,703,545
Financial — 30.29%
136,600	Aflac Inc	9,817,442
113,100	Blackstone Group LP	2,887,443
7,170	Bok Financial Corp(b)	494,515
73,350	CBRE Group Inc Class A(a)	2,052,333
193,600	First American Financial Corp	7,604,608
131,500	Franklin Resources Inc	4,677,455
103,731	Houlihan Lokey Inc	2,598,462
30,713	Jones Lang LaSalle Inc	3,494,832
246,300	KKR & Co LP	3,512,238
189,800	Lazard Ltd LP Class A(b)	6,901,128
120,825	Northern Trust Corp	8,214,892
122,400	Progressive Corp	3,855,600
26,400	T Rowe Price Group Inc	1,755,600
32,100	Willis Towers Watson PLC	4,261,917
		62,128,465
Industrial — 14.52%
61,200	Illinois Tool Works Inc	7,334,208
Shares		Fair Value
Industrial — (continued)
325,000	Kennametal Inc	$ 9,431,500
28,000	Snap-on Inc	4,254,880
71,302	Stanley Black & Decker Inc	8,768,720
		29,789,308
TOTAL COMMON STOCK — 95.73% (Cost $187,557,468)		$ 196,362,651
Principal Amount
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 5.04%
$10,330,000	International Bank for Reconstruction & Development 0.10%, 10/03/2016	$ 10,329,942
Repurchase Agreements — 12.63%
6,155,060	Undivided interest of 25.59% in a repurchase agreement (principal amount/value $24,054,462 with a maturity value of $24,055,464) with BNP Paribas Securities Corp, 0.50%, dated 9/30/16 to be repurchased at $6,155,060 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 10/15/16 - 9/9/49, with a value of $24,535,551.(c)	6,155,060
1,295,498	Undivided interest of 3.32% in a repurchase agreement (principal amount/value $38,982,030 with a maturity value of $38,983,654) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 9/30/16 to be repurchased at $1,295,498 on 10/3/16 collateralized by various U.S. Government Agency securities, 2.14% - 6.00%, 3/1/26 - 9/1/46, with a value of $39,761,671.(c)	1,295,498
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$6,155,059	Undivided interest of 4.40% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Citigroup Global Markets Inc, 0.52%, dated 9/30/16 to be repurchased at $6,155,059 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 2/15/20 - 9/9/49, with a value of $142,882,771.(c)
		$ 6,155,059
6,155,059	Undivided interest of 4.40% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Daiwa Capital Markets America Inc, 0.52%, dated 9/30/16 to be repurchased at $6,155,059 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 10/13/16 - 9/9/49, with a value of $142,882,772.(c)	6,155,059
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$6,155,059	Undivided interest of 6.29% in a repurchase agreement (principal amount/value $97,866,782 with a maturity value of $97,870,534) with HSBC Securities (USA) Inc, 0.46%, dated 9/30/16 to be repurchased at $6,155,059 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.13%, 10/3/16 - 7/15/37, with a value of $99,824,451.(c)
$ 6,155,059
25,915,735
SHORT TERM INVESTMENTS — 17.67% (Cost $36,245,677)	$ 36,245,677
TOTAL INVESTMENTS — 113.40% (Cost $223,803,145)	$ 232,608,328
OTHER ASSETS & LIABILITIES, NET — (13.40)%	$ (27,491,124)
TOTAL NET ASSETS — 100.00%	$ 205,117,204
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2016.
(c)	Collateral received for securities on loan.
LP	Limited Partnership
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 30, 2016

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 196,362,651	$ —	$ —	$ 196,362,651
Short Term Investments	—	36,245,677	—	36,245,677
Total Assets	$ 196,362,651	$ 36,245,677	$ 0	$ 232,608,328
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:
Federal tax cost of investments	$230,084,996
Gross unrealized appreciation on investments	22,407,368
Gross unrealized depreciation on investments	(19,884,036)
Net unrealized appreciation on investments	$2,523,332

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.36%
$1,000,000	Chase Issuance Trust Series 2016-A4 Class A 1.49%, 07/15/2022	$ 1,003,476
2,500,000	Ford Credit Auto Owner Trust(a) Series 2015-2 Class A 2.44%, 01/15/2027	2,567,077
72,219	Honda Auto Receivables Owner Trust Series 2013-4 Class A3 0.69%, 09/18/2017	72,203
650,000	Mercedes-Benz Auto Receivables Trust Series 2015-1 Class A3 1.34%, 12/16/2019	651,812
500,000	Toyota Auto Receivables Owner Trust Series 2016-A Class A4 1.47%, 09/15/2021	502,223
TOTAL ASSET-BACKED SECURITIES — 0.36% (Cost $4,722,354)		$ 4,796,791
CORPORATE BONDS AND NOTES
Basic Materials — 1.20%
1,500,000	Agrium Inc 4.13%, 03/15/2035	1,474,591
1,000,000	Airgas Inc 3.05%, 08/01/2020	1,037,774
2,000,000	Cabot Corp 3.40%, 09/15/2026	2,010,626
1,000,000	Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP(a) 1.70%, 05/01/2018	999,028
	Eastman Chemical Co
1,000,000	3.80%, 03/15/2025	1,058,537
1,000,000	4.65%, 10/15/2044	1,020,245
1,000,000	EI du Pont de Nemours & Co 4.90%, 01/15/2041	1,121,285
1,000,000	FMC Corp 5.20%, 12/15/2019	1,083,054
1,000,000	Georgia-Pacific LLC(a) 2.54%, 11/15/2019	1,021,943
	International Paper Co
1,000,000	3.00%, 02/15/2027	998,839
1,000,000	4.40%, 08/15/2047	1,011,267
1,000,000	Lubrizol Corp 6.50%, 10/01/2034	1,359,429
500,000	Mosaic Co 5.45%, 11/15/2033	543,255
Principal Amount		Fair Value
Basic Materials — (continued)
$1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	$ 1,045,181
		15,785,054
Communications — 2.35%
	21st Century Fox America Inc
1,000,000	8.50%, 02/23/2025	1,350,416
1,000,000	6.65%, 11/15/2037	1,318,422
	AT&T Inc
1,000,000	1.75%, 01/15/2018	1,004,960
1,000,000	2.80%, 02/17/2021	1,028,946
500,000	6.15%, 09/15/2034	603,750
1,500,000	5.35%, 09/01/2040	1,680,231
1,000,000	CBS Corp 3.70%, 08/15/2024	1,046,837
	Cisco Systems Inc
1,000,000	1.40%, 09/20/2019	1,000,873
1,000,000	2.20%, 09/20/2023	1,007,954
	Comcast Corp
1,000,000	4.25%, 01/15/2033	1,110,676
1,000,000	3.40%, 07/15/2046	972,102
500,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	777,198
3,300,000	Motorola Solutions Inc 3.50%, 03/01/2023	3,283,418
1,000,000	Rogers Communications Inc 4.10%, 10/01/2023	1,109,065
1,098,000	Sky PLC(a) 9.50%, 11/15/2018	1,272,025
	Time Warner Inc
1,000,000	4.75%, 03/29/2021	1,119,874
1,000,000	5.35%, 12/15/2043	1,189,842
1,000,000	4.85%, 07/15/2045	1,117,860
	Verizon Communications Inc
1,000,000	4.15%, 03/15/2024	1,103,807
1,000,000	2.63%, 08/15/2026	981,470
1,890,000	4.27%, 01/15/2036	1,969,200
2,000,000	3.85%, 11/01/2042	1,903,634
1,000,000	Viacom Inc(b) 3.88%, 04/01/2024	1,030,668
	Walt Disney Co
1,000,000	1.85%, 07/30/2026	954,497
1,000,000	4.13%, 12/01/2041	1,124,344
		31,062,069
Consumer, Cyclical — 2.10%
2,000,000	American Honda Finance Corp 1.70%, 09/09/2021	1,986,732
1,000,000	BMW US Capital LLC(a) 2.80%, 04/11/2026	1,021,459
2,465,734	CVS Pass Through Trust 6.04%, 12/10/2028	2,860,383
1,000,000	Daimler Finance North America LLC(a) 2.25%, 09/03/2019	1,015,528
2,000,000	Ford Motor Credit Co LLC 2.02%, 05/03/2019	2,003,902
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	General Motors Financial Co Inc
$1,000,000	2.40%, 05/09/2019	$ 1,005,638
1,000,000	3.70%, 05/09/2023	1,017,058
1,000,000	Harley-Davidson Financial Services Inc(a) 2.40%, 09/15/2019	1,019,088
1,265,000	Hasbro Inc 3.15%, 05/15/2021	1,314,313
1,000,000	Home Depot Inc 4.40%, 03/15/2045	1,164,416
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	1,069,142
1,000,000	Kohl's Corp(b) 4.25%, 07/17/2025	1,036,137
1,000,000	Lowe's Cos Inc 3.12%, 04/15/2022	1,060,974
500,000	Mattel Inc 4.35%, 10/01/2020	540,315
1,000,000	PACCAR Inc 2.50%, 08/14/2020	1,032,546
2,000,000	Under Armour Inc 3.25%, 06/15/2026	2,013,502
871,543	US Airways 2013-1 Class A Pass Through Trust 3.95%, 11/15/2025	923,835
1,000,000	Wal-Mart Stores Inc 4.00%, 04/11/2043	1,115,252
	Whirlpool Corp
529,000	4.85%, 06/15/2021	590,025
1,000,000	3.70%, 05/01/2025	1,055,887
598,000	5.15%, 03/01/2043	700,210
1,000,000	4.50%, 06/01/2046	1,079,042
1,000,000	WW Grainger Inc 3.75%, 05/15/2046	1,031,501
		27,656,885
Consumer, Non-Cyclical — 4.62%
	AbbVie Inc
500,000	1.80%, 05/14/2018	502,043
500,000	2.50%, 05/14/2020	509,737
500,000	4.50%, 05/14/2035	532,858
	Actavis Funding SCS
500,000	2.35%, 03/12/2018	505,156
500,000	3.45%, 03/15/2022	524,919
500,000	4.55%, 03/15/2035	531,099
	Aetna Inc
2,000,000	1.90%, 06/07/2019	2,018,352
1,000,000	4.38%, 06/15/2046	1,047,147
500,000	Alberto-Culver LLC 5.15%, 06/01/2020	562,461
	Altria Group Inc
500,000	2.85%, 08/09/2022	522,071
1,000,000	3.88%, 09/16/2046	1,037,451
	Amgen Inc
1,100,000	2.25%, 08/19/2023	1,091,754
1,000,000	6.90%, 06/01/2038	1,367,477
500,000	Anheuser-Busch Cos LLC 5.95%, 01/15/2033	630,582
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Anheuser-Busch InBev Finance Inc
$1,500,000	3.65%, 02/01/2026	$ 1,611,000
1,000,000	4.90%, 02/01/2046	1,189,781
1,000,000	AstraZeneca PLC 2.38%, 11/16/2020	1,028,398
	Becton Dickinson & Co
500,000	3.25%, 11/12/2020	525,637
1,000,000	4.69%, 12/15/2044	1,140,482
1,000,000	Biogen Inc 2.90%, 09/15/2020	1,038,553
1,000,000	Campbell Soup Co 3.30%, 03/19/2025	1,059,239
1,000,000	Cardinal Health Inc 1.95%, 06/15/2018	1,009,451
500,000	Celgene Corp 2.88%, 08/15/2020	517,242
1,000,000	Coca-Cola Refreshments USA Inc 7.00%, 10/01/2026	1,362,872
1,000,000	Diageo Capital PLC 2.63%, 04/29/2023	1,029,401
1,480,000	Dr Pepper Snapple Group Inc 2.60%, 01/15/2019	1,517,406
1,000,000	Eli Lilly & Co 3.70%, 03/01/2045	1,075,121
	Express Scripts Holding Co
670,000	2.25%, 06/15/2019	679,580
1,000,000	4.80%, 07/15/2046	1,038,771
	Gilead Sciences Inc
1,000,000	2.55%, 09/01/2020	1,032,902
1,500,000	1.95%, 03/01/2022	1,503,274
750,000	Ingredion Inc 4.63%, 11/01/2020	820,575
	JM Smucker Co
2,000,000	3.50%, 03/15/2025	2,141,934
1,000,000	4.25%, 03/15/2035	1,100,476
	Kraft Heinz Foods Co
1,000,000	3.95%, 07/15/2025	1,081,939
1,000,000	4.38%, 06/01/2046	1,058,026
1,000,000	Kroger Co 1.50%, 09/30/2019	998,322
1,182,000	Laboratory Corp of America Holdings 2.63%, 02/01/2020	1,204,334
2,000,000	McKesson Corp 3.80%, 03/15/2024	2,156,870
	Medtronic Inc
500,000	2.50%, 03/15/2020	517,146
500,000	3.50%, 03/15/2025	538,433
500,000	4.63%, 03/15/2045	587,494
1,000,000	Merck & Co Inc(b) 3.70%, 02/10/2045	1,058,491
1,000,000	Molson Coors Brewing Co 4.20%, 07/15/2046	1,041,941
1,000,000	Moody's Corp 4.50%, 09/01/2022	1,113,457
1,000,000	PepsiCo Inc 4.00%, 03/05/2042	1,086,911
500,000	Philip Morris International Inc 4.13%, 03/04/2043	537,764
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$1,000,000	Procter & Gamble Co 2.30%, 02/06/2022	$ 1,031,832
	Quest Diagnostics Inc
167,000	2.70%, 04/01/2019	171,443
435,000	2.50%, 03/30/2020	440,164
2,000,000	4.70%, 03/30/2045	2,146,494
1,000,000	S&P Global Inc 4.40%, 02/15/2026	1,117,436
	Teva Pharmaceutical Finance Co BV
1,000,000	3.15%, 10/01/2026	1,004,626
1,000,000	4.10%, 10/01/2046	995,258
	UnitedHealth Group Inc
1,000,000	2.13%, 03/15/2021	1,018,596
500,000	4.63%, 07/15/2035	580,635
	Wyeth LLC
1,000,000	6.45%, 02/01/2024	1,265,896
1,000,000	5.95%, 04/01/2037	1,337,271
1,000,000	Zimmer Biomet Holdings Inc 2.00%, 04/01/2018	1,006,683
	Zoetis Inc
1,106,000	1.88%, 02/01/2018	1,109,488
900,000	4.70%, 02/01/2043	947,150
		60,959,302
Energy — 2.96%
1,000,000	BG Energy Capital PLC(a) 4.00%, 10/15/2021	1,093,831
	BP Capital Markets PLC
1,000,000	2.11%, 09/16/2021	1,005,812
1,000,000	3.81%, 02/10/2024	1,079,693
1,000,000	Cameron International Corp 1.40%, 06/15/2017	999,997
500,000	Cimarex Energy Co 4.38%, 06/01/2024	522,222
1,000,000	ConocoPhillips 5.90%, 10/15/2032	1,187,908
2,000,000	Enterprise Products Operating LLC(c) 4.46%, 08/01/2066	1,885,200
500,000	EQT Corp 8.13%, 06/01/2019	571,524
1,000,000	Exxon Mobil Corp 2.22%, 03/01/2021	1,021,830
500,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	548,757
1,574,000	FMC Technologies Inc 2.00%, 10/01/2017	1,567,893
	Halliburton Co
1,000,000	3.50%, 08/01/2023	1,032,197
1,000,000	5.00%, 11/15/2045	1,091,506
1,000,000	Husky Energy Inc 4.00%, 04/15/2024	1,043,699
1,370,600	Kern River Funding Corp(a) 4.89%, 04/30/2018	1,435,036
500,000	Kinder Morgan Energy Partners LP 4.70%, 11/01/2042	461,235
1,000,000	Magellan Midstream Partners LP 5.65%, 10/15/2016	1,001,113
Principal Amount		Fair Value
Energy — (continued)
	Marathon Petroleum Corp
$1,000,000	2.70%, 12/14/2018	$ 1,021,579
1,000,000	4.75%, 09/15/2044	895,322
500,000	Motiva Enterprises LLC(a) 5.75%, 01/15/2020	552,231
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	603,059
1,000,000	Petro-Canada 6.80%, 05/15/2038	1,313,069
1,000,000	Phillips 66 4.65%, 11/15/2034	1,082,190
	Plains All American Pipeline LP / PAA Finance Corp
1,000,000	3.60%, 11/01/2024	968,954
500,000	4.30%, 01/31/2043	412,486
2,000,000	Schlumberger Holdings Corp(a) 2.35%, 12/21/2018	2,037,344
2,000,000	Shell International Finance BV 1.75%, 09/12/2021	1,988,960
	Statoil ASA
1,600,000	3.13%, 08/17/2017	1,625,717
1,000,000	2.45%, 01/17/2023	1,019,417
1,000,000	Sunoco Logistics Partners LP 4.65%, 02/15/2022	1,078,737
	TransCanada PipeLines Ltd
1,000,000	1.63%, 11/09/2017	1,002,649
1,690,000	3.75%, 10/16/2023	1,804,582
1,000,000	Transcontinental Gas Pipe Line Co LLC 6.05%, 06/15/2018	1,053,778
	Valero Energy Corp
500,000	6.13%, 06/15/2017	517,706
2,000,000	3.40%, 09/15/2026	1,986,674
500,000	7.50%, 04/15/2032	620,322
		39,134,229
Financial — 8.30%
695,651	ALEX Alpha LLC 1.62%, 08/15/2024	691,627
1,000,000	American Express Co 8.15%, 03/19/2038	1,479,138
	American Express Credit Corp
1,000,000	1.88%, 11/05/2018	1,008,173
1,000,000	2.25%, 08/15/2019	1,020,414
	Bank of America Corp
1,000,000	2.00%, 01/11/2018	1,004,604
1,000,000	1.75%, 06/05/2018	1,005,782
1,000,000	2.60%, 01/15/2019	1,019,517
1,000,000	3.30%, 01/11/2023	1,035,168
1,000,000	3.50%, 04/19/2026	1,039,210
500,000	5.88%, 02/07/2042	651,852
	Bank of Montreal
1,000,000	1.40%, 04/10/2018	1,000,963
1,000,000	1.50%, 07/18/2019	996,553
1,000,000	1.90%, 08/27/2021	994,777
	Bank of New York Mellon Corp
1,000,000	2.30%, 09/11/2019	1,023,716
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$2,000,000	3.65%, 02/04/2024	$ 2,169,942
	Bank of Nova Scotia
1,000,000	1.30%, 07/21/2017	1,000,115
1,000,000	1.70%, 06/11/2018	1,004,530
2,293,466	BGS CTL Pass Through Trust(d) 6.36%, 06/15/2033	2,846,564
2,040,900	Caledonia Generating LLC(a) 1.95%, 02/28/2022	2,040,900
1,000,000	Capital One Financial Corp 4.75%, 07/15/2021	1,112,793
1,000,000	Capital One NA 2.35%, 08/17/2018	1,012,170
	Citigroup Inc
1,000,000	2.05%, 06/07/2019	1,007,614
1,000,000	4.50%, 01/14/2022	1,104,437
1,000,000	3.40%, 05/01/2026	1,033,179
500,000	6.63%, 01/15/2028	636,024
1,000,000	4.65%, 07/30/2045	1,128,641
2,179,952	Durrah MSN 35603 1.68%, 01/22/2025	2,169,432
1,000,000	Fifth Third Bancorp 3.50%, 03/15/2022	1,058,679
	Fifth Third Bank
1,000,000	2.15%, 08/20/2018	1,012,894
2,000,000	1.63%, 09/27/2019	1,998,862
	Goldman Sachs Group Inc
1,000,000	6.15%, 04/01/2018	1,065,111
1,000,000	2.75%, 09/15/2020	1,024,326
1,000,000	5.25%, 07/27/2021	1,128,961
1,000,000	3.50%, 01/23/2025	1,034,184
1,000,000	6.25%, 02/01/2041	1,307,574
4,000,000	Grain Spectrum Funding LLC(a) 4.00%, 10/10/2018	3,987,926
1,000,000	Invesco Finance PLC 3.75%, 01/15/2026	1,070,161
	JPMorgan Chase & Co
1,000,000	2.35%, 01/28/2019	1,016,653
1,000,000	2.75%, 06/23/2020	1,029,053
1,000,000	4.35%, 08/15/2021	1,098,041
1,000,000	2.70%, 05/18/2023	1,010,316
1,000,000	2.95%, 10/01/2026	1,002,617
1,000,000	5.50%, 10/15/2040	1,268,641
	KFW
1,000,000	4.38%, 03/15/2018	1,049,682
1,000,000	1.88%, 04/01/2019	1,019,810
2,000,000	1.50%, 04/20/2020	2,018,646
500,000	2.75%, 09/08/2020	528,054
2,000,000	2.00%, 10/04/2022	2,053,874
500,000	Landwirtschaftliche Rentenbank(b) 2.38%, 09/13/2017	506,932
1,000,000	Legg Mason Inc 2.70%, 07/15/2019	1,016,733
500,000	Lincoln National Corp 6.25%, 02/15/2020	562,713
1,000,000	Markel Corp 3.63%, 03/30/2023	1,034,313
2,310,000	Massachusetts Mutual Life Insurance Co(a) 8.88%, 06/01/2039	3,635,159
Principal Amount		Fair Value
Financial — (continued)
	Metropolitan Life Global Funding I(a)
$ 745,000	3.65%, 06/14/2018	$ 773,662
2,000,000	1.35%, 09/14/2018	1,998,848
	Morgan Stanley
1,500,000	6.63%, 04/01/2018	1,607,220
500,000	5.63%, 09/23/2019	553,730
1,000,000	5.50%, 07/28/2021	1,140,527
1,000,000	3.70%, 10/23/2024	1,055,157
1,500,000	3.13%, 07/27/2026	1,508,968
1,000,000	4.30%, 01/27/2045	1,070,435
1,000,000	National Australia Bank Ltd(a) 2.40%, 12/09/2019	1,018,540
1,000,000	New York Life Global Funding(a) 1.55%, 11/02/2018	1,005,130
500,000	New York Life Insurance Co(a) 6.75%, 11/15/2039	692,714
1,000,000	Pacific LifeCorp(a) 6.00%, 02/10/2020	1,109,480
	PNC Financial Services Group Inc
1,000,000	1.85%, 07/20/2018	1,008,703
1,000,000	2.60%, 07/21/2020	1,031,640
2,000,000	Pricoa Global Funding I(a) 1.60%, 05/29/2018	2,008,124
500,000	Protective Life Corp 8.45%, 10/15/2039	705,518
	Royal Bank of Canada
1,000,000	2.15%, 03/15/2019	1,015,831
3,000,000	2.50%, 01/19/2021	3,096,225
2,124,012	Santa Rosa Leasing LLC 1.47%, 11/03/2024	2,096,880
1,000,000	State Street Corp 2.55%, 08/18/2020	1,037,111
250,000	Susa Partnership LP 7.50%, 12/01/2027	350,248
500,000	Teachers Insurance & Annuity Association of America(a) 6.85%, 12/16/2039	679,756
	Toronto-Dominion Bank
1,000,000	1.40%, 04/30/2018	1,000,302
2,000,000	2.13%, 07/02/2019	2,031,622
1,000,000	1.80%, 07/13/2021(b)	996,256
1,415,738	Union 13 Leasing LLC 1.68%, 12/19/2024	1,408,354
	US Bancorp
1,250,000	2.35%, 01/29/2021	1,286,142
1,000,000	3.00%, 03/15/2022	1,059,437
	Visa Inc
1,000,000	2.80%, 12/14/2022	1,048,332
1,000,000	4.30%, 12/14/2045	1,155,674
	Wells Fargo & Co
1,000,000	2.13%, 04/22/2019	1,013,851
1,000,000	3.00%, 01/22/2021	1,036,780
1,000,000	3.55%, 09/29/2025	1,056,171
1,500,000	3.00%, 04/22/2026	1,514,104
500,000	5.38%, 02/07/2035	608,849
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$1,000,000	3.90%, 05/01/2045	$ 1,028,820
		109,586,891
Industrial — 2.96%
1,000,000	Amphenol Corp 4.00%, 02/01/2022	1,068,762
2,000,000	BAE Systems Finance Inc(a) 7.50%, 07/01/2027	2,724,028
1,000,000	BAE Systems PLC(a) 3.50%, 10/11/2016	1,000,455
750,000	Brambles USA Inc(a) 5.35%, 04/01/2020	828,534
580,100	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust 4.97%, 04/01/2023	620,398
	Burlington Northern Santa Fe LLC
460,000	3.05%, 03/15/2022	485,672
1,000,000	5.15%, 09/01/2043	1,243,612
	Canadian National Railway Co
1,000,000	2.85%, 12/15/2021	1,053,605
407,000	2.25%, 11/15/2022	413,213
1,000,000	3.50%, 11/15/2042	1,020,591
1,000,000	Caterpillar Financial Services Corp 1.70%, 08/09/2021	992,198
1,000,000	Caterpillar Inc 5.20%, 05/27/2041	1,230,822
1,000,000	Cummins Inc 4.88%, 10/01/2043	1,185,080
1,000,000	Federal Express Corp 4.55%, 04/01/2046	1,110,782
487,468	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019	514,279
500,000	FLIR Systems Inc 3.13%, 06/15/2021	515,524
750,000	Flowserve Corp 3.50%, 09/15/2022	777,970
	General Electric Co
1,000,000	2.70%, 10/09/2022	1,042,017
1,000,000	4.13%, 10/09/2042	1,094,384
1,000,000	Hexcel Corp 4.70%, 08/15/2025	1,086,884
1,300,000	JB Hunt Transport Services Inc 2.40%, 03/15/2019	1,312,174
500,000	Kennametal Inc 3.88%, 02/15/2022	511,383
500,000	Lennox International Inc 4.90%, 05/15/2017	509,662
1,000,000	Lockheed Martin Corp 3.80%, 03/01/2045	1,019,263
1,000,000	Martin Marietta Materials Inc(c) 1.94%, 06/30/2017	1,002,422
1,000,000	Molex Electronic Technologies LLC(a) 2.88%, 04/15/2020	1,008,831
1,000,000	Northrop Grumman Corp 3.85%, 04/15/2045	1,037,584
Principal Amount		Fair Value
Industrial — (continued)
	Parker-Hannifin Corp
$1,267,000	3.50%, 09/15/2022	$ 1,369,588
1,000,000	4.20%, 11/21/2034	1,128,330
775,000	Precision Castparts Corp 2.25%, 06/15/2020	793,623
1,345,000	Rolls-Royce PLC(a) 2.38%, 10/14/2020	1,371,696
	Siemens Financieringsmaatschappij NV(a)
1,000,000	1.30%, 09/13/2019	994,615
1,000,000	4.40%, 05/27/2045	1,154,519
1,000,000	Smiths Group PLC(a) 3.63%, 10/12/2022	1,028,828
1,000,000	Trimble Navigation Ltd 4.75%, 12/01/2024	1,051,715
1,166,000	Union Pacific Corp 4.16%, 07/15/2022	1,310,034
851,372	Union Pacific Railroad Co 2006 Pass Through Trust 5.87%, 07/02/2030	992,236
366,983	Union Pacific Railroad Co 2007-3 Pass Through Trust 6.18%, 01/02/2031	436,640
1,000,000	Waste Management Inc 2.40%, 05/15/2023	1,008,566
		39,050,519
Technology — 1.22%
1,000,000	Activision Blizzard Inc(a) 3.40%, 09/15/2026	1,004,284
2,000,000	Apple Inc 1.55%, 08/04/2021	1,996,536
	Diamond 1 Finance Corp / Diamond 2 Finance Corp(a)
500,000	3.48%, 06/01/2019	514,235
500,000	6.02%, 06/15/2026	548,152
500,000	8.10%, 07/15/2036	587,770
1,000,000	Fidelity National Information Services Inc 2.85%, 10/15/2018	1,026,259
	Intel Corp
1,000,000	2.45%, 07/29/2020	1,034,725
1,000,000	4.10%, 05/19/2046	1,070,300
1,000,000	International Business Machines Corp 4.00%, 06/20/2042	1,049,215
	Microsoft Corp
1,000,000	1.10%, 08/08/2019	996,811
2,000,000	3.45%, 08/08/2036	2,037,350
1,000,000	4.45%, 11/03/2045	1,136,905
	Oracle Corp
1,000,000	1.90%, 09/15/2021	1,002,537
1,000,000	4.30%, 07/08/2034	1,084,519
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$1,000,000	QUALCOMM Inc 2.25%, 05/20/2020	$ 1,021,071
		16,110,669
Utilities — 1.67%
1,000,000	CenterPoint Energy Houston Electric LLC 1.85%, 06/01/2021	1,002,342
1,000,000	Connecticut Light & Power Co 4.15%, 06/01/2045	1,118,823
1,000,000	Duke Energy Carolinas LLC 3.75%, 06/01/2045	1,043,113
1,000,000	Duke Energy Florida Inc 5.65%, 04/01/2040	1,315,774
833,590	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	911,385
1,000,000	Entergy Louisiana LLC 3.30%, 12/01/2022	1,047,241
1,000,000	Florida Power & Light Co 3.13%, 12/01/2025	1,069,615
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	601,148
500,000	Kansas Gas & Electric Co(a) 6.70%, 06/15/2019	565,322
1,500,000	Kentucky Power Co(a) 6.00%, 09/15/2017	1,562,644
500,000	Louisville Gas & Electric Co 5.13%, 11/15/2040	618,448
1,000,000	Northern States Power Co 4.00%, 08/15/2045	1,115,322
1,000,000	Oncor Electric Delivery Co LLC 7.50%, 09/01/2038	1,553,666
2,000,000	PECO Energy Co 1.70%, 09/15/2021	2,006,714
500,000	Pennsylvania Electric Co 5.20%, 04/01/2020	540,551
	Public Service Electric & Gas Co
1,100,000	2.38%, 05/15/2023	1,123,232
1,000,000	4.05%, 05/01/2045	1,120,919
1,000,000	4.15%, 11/01/2045	1,137,817
500,000	Southwestern Electric Power Co 6.45%, 01/15/2019	550,741
1,000,000	Texas-New Mexico Power Co(a) 9.50%, 04/01/2019	1,163,503
Principal Amount		Fair Value
Utilities — (continued)
$ 500,000	Union Electric Co 8.45%, 03/15/2039	$ 836,912
		22,005,232
TOTAL CORPORATE BONDS AND NOTES — 27.38% (Cost $347,716,878)		$ 361,350,850
FOREIGN GOVERNMENT BONDS AND NOTES
	Canada Government International Bond
1,000,000	0.88%, 02/14/2017	1,000,640
1,000,000	1.63%, 02/27/2019	1,015,578
	European Investment Bank
1,000,000	1.00%, 06/15/2018	1,000,195
1,000,000	1.75%, 06/17/2019	1,016,540
1,000,000	2.88%, 09/15/2020	1,060,253
1,000,000	2.13%, 10/15/2021	1,032,199
1,000,000	Inter-American Development Bank(b) 1.75%, 10/15/2019	1,016,707
	International Bank for Reconstruction & Development(b)
2,000,000	1.13%, 07/18/2017	2,007,498
1,000,000	7.63%, 01/19/2023	1,365,216
1,000,000	Israel Government AID Bond 5.50%, 12/04/2023	1,253,527
	Mexico Government International Bond
1,000,000	5.95%, 03/19/2019	1,109,000
500,000	5.13%, 01/15/2020	555,750
1,000,000	3.50%, 01/21/2021(b)	1,063,000
1,500,000	6.75%, 09/27/2034	1,983,750
2,000,000	Province of Alberta(a) 2.05%, 08/17/2026	2,001,412
	Province of British Columbia Canada
1,000,000	2.65%, 09/22/2021	1,055,324
2,000,000	2.25%, 06/02/2026	2,039,754
1,000,000	7.25%, 09/01/2036	1,640,610
	Province of Manitoba Canada
2,000,000	2.05%, 11/30/2020	2,049,426
2,000,000	2.13%, 06/22/2026	2,003,550
	Province of Ontario Canada
3,000,000	1.65%, 09/27/2019	3,026,520
1,000,000	4.40%, 04/14/2020	1,101,441
2,000,000	3.20%, 05/16/2024	2,168,460
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.54% (Cost $32,365,430)		$ 33,566,350
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.07%
1,000,000	CSMC Trust(a) Series 2015-GLPB Class A 3.64%, 11/15/2034	1,081,305
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$1,978,923	Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class A1 1.50%, 09/10/2049	$ 1,982,062
1,634,782	JP Morgan Mortgage Trust(a)(c) Series 2014-5 Class A1 3.00%, 10/25/2029	1,688,679
2,000,000	Madison Avenue Trust(a) Series 2013-650M Class A 3.84%, 10/12/2032	2,144,324
4,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14 Class A2 2.92%, 02/15/2047	4,120,008
500,000	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class ASB 2.51%, 08/15/2049	507,842
	WFRBS Commercial Mortgage Trust
	Series 2013-C11 Class A2
649,161	2.03%, 03/15/2045	653,382
	Series 2013-C11 Class A3
1,885,000	2.70%, 03/15/2045	1,934,298
		14,111,900
U.S. Government Agency — 28.57%
	Federal Home Loan Mortgage Corp
6,500,000	3.00%, TBA	6,754,413
14,530	5.00%, 12/01/2017	14,926
17,069	5.50%, 02/01/2018	17,457
15,320	5.00%, 04/01/2018	15,738
32,857	5.00%, 08/01/2018	33,752
25,082	5.00%, 09/01/2018	25,879
122,850	4.50%, 04/01/2020	127,752
38,593	5.00%, 12/01/2020	41,037
61,013	4.00%, 01/01/2021	62,985
48,290	5.00%, 04/01/2021	51,360
22,101	5.00%, 05/01/2021	23,541
31,896	5.50%, 05/01/2021	33,944
66,636	5.50%, 06/01/2022	71,814
1,019,751	2.50%, 11/01/2022	1,057,586
15,644	5.00%, 03/01/2023	16,833
221,565	5.00%, 09/01/2024	247,510
343,266	4.50%, 10/01/2024	366,571
118,513	4.00%, 02/01/2025	125,469
1,092,165	4.00%, 05/01/2026	1,159,355
360,894	3.50%, 08/01/2026	385,039
16,664	7.50%, 05/01/2027	20,106
2,852,232	3.00%, 02/01/2029	3,008,720
15,602	6.50%, 04/01/2029	17,874
2,595,494	2.50%, 02/01/2030	2,693,142
602,978	3.50%, 03/01/2030	637,980
1,064,908	3.00%, 05/01/2030	1,121,377
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,739	7.50%, 08/01/2030	$ 3,393
683,362	3.50%, 04/01/2032	729,184
202,812	6.50%, 11/01/2032	232,348
201,552	5.50%, 06/01/2033	229,391
86,662	4.50%, 08/01/2033	95,197
36,103	5.00%, 02/01/2034	40,554
1,132,328	4.00%, 06/01/2034	1,228,503
41,899	5.00%, 07/01/2034	46,679
173,066	5.00%, 09/01/2035	194,142
45,575	6.00%, 03/01/2036	52,751
32,202	6.00%, 04/01/2036	37,286
185,129	5.00%, 06/01/2036	207,138
3,000,000	3.00%, 09/01/2036	3,154,889
1,137,163	6.50%, 10/01/2036	1,387,468
356,170	5.50%, 10/01/2037	405,390
40,717	5.50%, 11/01/2037	46,190
66,371	5.50%, 12/01/2037	74,629
324,162	5.00%, 12/01/2039	364,818
795,899	5.00%, 02/01/2040	894,373
652,473	5.00%, 05/01/2040	723,193
223,818	4.50%, 07/01/2040	245,753
399,725	5.00%, 08/01/2040	445,600
567,874	4.00%, 10/01/2040	611,454
592,929	4.00%, 11/01/2040	640,508
1,410,519	4.00%, 01/01/2041	1,519,024
2,482,782	4.00%, 02/01/2041	2,695,728
470,429	4.00%, 04/01/2041	506,553
646,993	4.50%, 07/01/2041	709,202
1,306,988	3.50%, 11/01/2041	1,382,376
1,061,902	3.50%, 02/01/2042	1,123,522
1,287,359	3.50%, 03/01/2042	1,362,827
800,272	4.00%, 03/01/2042	862,612
878,565	3.50%, 07/01/2042	929,742
1,470,963	3.50%, 08/01/2042	1,557,035
1,402,244	3.00%, 09/01/2042	1,450,312
1,247,106	3.50%, 11/01/2042	1,320,214
758,766	3.50%, 03/01/2043	803,944
1,045,567	3.50%, 05/01/2043	1,112,463
3,256,712	3.00%, 09/01/2043	3,390,403
696,631	4.00%, 10/01/2043	752,471
1,962,224	4.00%, 11/01/2043	2,136,131
572,649	4.50%, 11/01/2043	629,314
1,416,628	4.00%, 01/01/2044	1,520,822
1,741,076	4.00%, 09/01/2044	1,867,419
2,504,780	4.00%, 10/01/2044	2,710,735
3,654,408	4.50%, 10/01/2044	4,001,702
2,615,448	3.50%, 11/01/2044	2,791,201
3,993,355	3.00%, 04/01/2045	4,153,478
2,304,627	4.00%, 04/01/2045	2,475,670
1,348,110	3.00%, 05/01/2045	1,402,166
4,089,311	3.00%, 06/01/2045	4,253,281
2,095,218	3.00%, 08/01/2045	2,185,619
1,846,225	3.50%, 10/01/2045	1,947,504
4,307,937	4.50%, 10/01/2045	4,727,295
2,762,751	3.50%, 12/01/2045	2,914,549
1,007,591	4.00%, 12/01/2045	1,080,707
3,679,631	3.50%, 04/01/2046	3,883,468
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$1,000,000	Federal Home Loan Mortgage Corp Multifamily Mortgage Trust(a)(c) Series 2012-K501 Class B 3.33%, 11/25/2046	$ 999,554
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K715 Class A2
1,620,000	2.86%, 01/25/2021	1,708,692
	Series K025 Class A2
1,000,000	2.68%, 10/25/2022	1,054,010
	Series K036 Class A1
2,004,961	2.78%, 04/25/2023	2,096,867
	Series K045 Class A1
479,745	2.49%, 11/25/2024	499,178
	Federal National Mortgage Association
7,353	6.00%, 07/01/2017	7,436
11,109	5.00%, 06/01/2018	11,415
38,691	4.00%, 04/01/2019	39,931
16,990	5.00%, 10/01/2020	17,541
15,207	8.00%, 11/01/2022	16,522
400,059	4.50%, 05/01/2024	425,558
150,806	4.00%, 02/01/2025	160,055
1,955,197	3.50%, 12/01/2025	2,062,777
577,770	4.00%, 01/01/2026	613,263
842,015	3.50%, 02/01/2026	888,352
763,557	3.00%, 12/01/2026	802,390
1,528,899	3.00%, 02/01/2027	1,608,265
1,917,019	3.00%, 04/01/2027	2,015,642
1,670,252	2.50%, 09/01/2027	1,727,368
2,183,926	2.50%, 02/01/2028	2,264,153
3,278,450	2.50%, 06/01/2028	3,398,883
80,803	6.00%, 01/01/2029	95,139
1,045,325	3.00%, 03/01/2029	1,101,908
558,843	3.50%, 09/01/2029	596,664
467,261	2.50%, 02/01/2030	484,845
428,942	2.50%, 06/01/2030	444,699
629,918	4.00%, 09/01/2030	682,449
1,819,867	3.00%, 10/01/2030	1,915,539
138,677	8.00%, 10/01/2030	161,011
1,608,497	3.50%, 01/01/2031	1,707,099
1,934,453	3.00%, 02/01/2031	2,045,285
2,848,154	3.00%, 05/01/2031	2,994,145
1,726,080	4.50%, 08/01/2031	1,895,107
4,728,923	2.50%, 09/01/2031	4,902,639
567,234	3.50%, 01/01/2032	604,585
97,282	6.50%, 06/01/2032	112,056
67,219	7.00%, 07/01/2032	81,786
128,208	6.50%, 08/01/2032	147,678
1,720,030	3.00%, 02/01/2033	1,808,798
716,303	5.50%, 03/01/2033	813,827
98,452	5.50%, 05/01/2033	113,194
1,091,871	3.00%, 08/01/2033	1,147,156
97,221	5.00%, 09/01/2033	108,442
71,581	5.50%, 01/01/2034	81,023
661,278	4.00%, 02/01/2034	716,383
390,523	5.50%, 03/01/2034	448,934
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 382,554	5.50%, 05/01/2034	$ 435,459
110,957	5.50%, 02/01/2035	126,225
236,484	6.00%, 02/01/2035	272,580
1,196,927	3.00%, 03/01/2035	1,256,098
1,255,769	5.00%, 05/01/2035	1,401,689
26,073	5.00%, 07/01/2035	29,039
253,171	5.00%, 09/01/2035	283,027
279,873	5.00%, 10/01/2035	311,372
121,859	6.00%, 10/01/2035	139,942
227,521	5.50%, 11/01/2035	258,828
37,231	6.00%, 11/01/2035	42,620
67,754	6.00%, 12/01/2035	78,795
87,807	5.50%, 04/01/2036	99,417
436,599	6.00%, 04/01/2036	500,679
840,530	6.00%, 06/01/2036	965,234
19,905	6.50%, 08/01/2036	22,928
210,327	5.50%, 10/01/2036	239,109
160,473	5.50%, 11/01/2036	181,363
1,765,442	6.00%, 12/01/2036	2,043,199
119,745	5.00%, 07/01/2037	134,530
672,414	5.50%, 08/01/2037	764,586
1,094,629	5.50%, 01/01/2038	1,240,028
507,068	6.00%, 03/01/2038	582,917
259,589	5.50%, 07/01/2038	296,129
145,584	6.00%, 05/01/2039	168,600
1,171,014	4.50%, 08/01/2039	1,296,865
1,291,001	5.00%, 08/01/2039	1,457,378
956,618	5.00%, 12/01/2039	1,084,353
767,495	4.50%, 03/01/2040	847,728
773,336	5.00%, 06/01/2040	870,144
5,147,542	4.50%, 08/01/2040	5,645,730
1,240,744	4.50%, 09/01/2040	1,368,565
346,681	4.50%, 11/01/2040	380,023
551,115	5.00%, 11/01/2040	619,605
420,903	5.00%, 01/01/2041	474,906
3,290,207	4.00%, 02/01/2041	3,558,630
3,971,144	4.50%, 03/01/2041	4,362,268
1,016,252	4.00%, 09/01/2041	1,094,824
615,058	4.50%, 10/01/2041	678,509
2,310,115	3.50%, 12/01/2041	2,448,067
2,360,236	4.00%, 01/01/2042	2,539,180
1,451,292	3.50%, 02/01/2042	1,536,042
616,567	3.50%, 08/01/2042	652,783
7,096,509	3.00%, 09/01/2042	7,394,511
1,322,467	3.50%, 09/01/2042	1,372,039
2,032,276	3.50%, 11/01/2042	2,161,839
4,481,352	3.00%, 12/01/2042	4,668,488
2,365,534	3.00%, 02/01/2043	2,469,333
4,681,445	3.00%, 03/01/2043	4,879,381
1,226,077	3.00%, 04/01/2043	1,277,172
4,789,811	3.50%, 05/01/2043	5,114,609
185,491	4.00%, 06/01/2043	201,125
598,398	4.00%, 07/01/2043	651,736
3,850,744	3.00%, 08/01/2043	4,011,112
1,391,988	3.50%, 08/01/2043	1,480,548
766,348	3.00%, 09/01/2043	798,464
578,468	3.50%, 09/01/2043	600,085
654,994	4.00%, 09/01/2043	713,379
2,611,811	4.00%, 10/01/2043	2,848,857
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,246,563	4.00%, 12/01/2043	$ 2,446,676
2,021,457	5.00%, 01/01/2044	2,243,288
2,563,671	3.00%, 02/01/2044	2,668,895
2,038,904	3.50%, 06/01/2044	2,176,323
1,627,535	3.50%, 08/01/2044	1,736,905
2,395,569	4.00%, 08/01/2044	2,620,226
3,346,352	3.50%, 10/01/2044	3,569,805
2,408,918	4.00%, 11/01/2044	2,610,545
786,553	4.00%, 12/01/2044	844,997
1,330,615	3.50%, 02/01/2045	1,419,205
1,654,514	3.50%, 04/01/2045	1,745,527
1,372,019	3.50%, 05/01/2045	1,463,210
385,489	4.00%, 05/01/2045	414,133
2,121,912	4.00%, 06/01/2045	2,284,489
941,851	3.50%, 11/01/2045	993,567
1,444,815	4.00%, 11/01/2045	1,552,171
11,188,020	3.50%, 12/01/2045	11,803,819
1,841,945	4.00%, 12/01/2045	1,978,809
7,984,360	3.50%, 01/01/2046	8,423,512
1,115,818	4.00%, 01/01/2046	1,198,728
7,014,053	3.50%, 02/01/2046	7,399,184
3,307,527	3.50%, 03/01/2046	3,489,327
1,429,552	4.00%, 03/01/2046	1,535,774
4,925,998	3.00%, 06/01/2046	5,124,379
11,043,715	3.50%, 07/01/2046	11,655,168
6,946,241	4.00%, 07/01/2046	7,462,560
3,825,000	3.00%, 10/01/2046	3,980,353
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2015-M15 Class AB1
1,929,415	2.38%, 10/25/2025	1,989,059
	Series 2015-M17 Class A1
2,914,161	2.52%, 11/25/2025	3,022,979
	Series 2016-M9 Class A1
1,500,000	2.00%, 02/25/2026	1,515,697
	Government National Mortgage Association
413	9.00%, 01/15/2017	414
28,793	5.00%, 09/15/2018	30,279
2,494	9.00%, 04/15/2021	2,568
15,623	7.00%, 07/15/2025	17,743
13,266	7.50%, 12/15/2025	14,738
258,316	3.50%, 02/15/2026	273,292
203,568	4.00%, 04/20/2026	215,014
2,428,831	2.50%, 04/15/2027	2,533,881
1,457,194	3.00%, 06/20/2027	1,533,969
2,353,144	2.50%, 11/20/2030	2,455,812
378,630	5.00%, 11/15/2033	426,246
72,222	5.50%, 12/15/2035	82,645
95,035	5.00%, 12/20/2035	105,559
175,763	6.00%, 01/20/2036	201,584
220,922	5.50%, 02/20/2036	248,998
89,635	5.50%, 04/15/2037	102,026
1,308,835	5.00%, 06/15/2039	1,483,056
861,300	4.50%, 01/20/2040	942,822
1,220,586	4.00%, 05/20/2040	1,313,289
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 450,676	4.50%, 07/20/2040	$ 493,482
237,558	5.50%, 07/20/2040	266,407
410,525	4.50%, 09/20/2040	449,571
1,397,531	4.00%, 10/15/2040	1,522,755
736,524	4.00%, 09/15/2041	799,705
138,993	4.50%, 12/20/2041	152,656
705,316	3.50%, 06/15/2042	752,921
2,215,733	3.50%, 06/20/2042	2,361,714
2,512,825	3.50%, 08/15/2042	2,681,114
1,207,725	3.00%, 10/15/2042	1,269,365
1,578,857	3.00%, 02/15/2043	1,659,444
1,957,666	3.00%, 01/20/2046	2,053,531
2,230,410	3.50%, 03/20/2046	2,371,482
1,372,977	4.00%, 03/20/2046	1,471,929
5,262,111	3.00%, 04/20/2046	5,519,791
2,387,310	3.50%, 04/20/2046	2,537,916
2,910,480	3.50%, 05/20/2046	3,095,330
3,491,437	3.00%, 08/20/2046	3,662,409
3,000,000	3.00%, 09/20/2046	3,146,907
		377,065,068
TOTAL MORTGAGE-BACKED SECURITIES — 29.64% (Cost $383,983,652)		$ 391,176,968
MUNICIPAL BONDS AND NOTES
2,000,000	City of Houston Texas Utility System Revenue 3.83%, 05/15/2028	2,229,920
2,000,000	Energy Northwest 2.81%, 07/01/2024	2,087,100
2,500,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	3,388,050
1,000,000	New York State Dormitory Authority 4.55%, 02/15/2021	1,126,670
2,000,000	Port of Morrow 2.99%, 09/01/2036	1,991,120
1,000,000	State of Texas 5.52%, 04/01/2039	1,395,270
2,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	2,253,420
TOTAL MUNICIPAL BONDS AND NOTES — 1.10% (Cost$13,421,714)		$ 14,471,550
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
500,000	3.38%, 06/12/2020	540,972
3,500,000	2.63%, 12/10/2021	3,717,927
2,600,000	5.75%, 06/12/2026	3,476,190
500,000	Federal Home Loan Mortgage Corp 2.38%, 01/13/2022	526,519
3,500,000	Federal National Mortgage Association 0.88%, 12/20/2017	3,505,222
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$ 500,000	Resolution Funding Corp 9.38%, 10/15/2020	$ 657,427
	Tennessee Valley Authority
1,750,000	1.88%, 08/15/2022(b)	1,785,219
1,260,000	7.13%, 05/01/2030	1,939,035
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.23% (Cost $15,360,414)		$ 16,148,511
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
5,000,000	0.75%, 10/31/2017	5,003,515
3,500,000	1.88%, 10/31/2017	3,544,160
5,000,000	0.63%, 11/30/2017(b)	4,996,095
5,000,000	0.88%, 11/30/2017	5,009,765
5,000,000	1.00%, 12/15/2017	5,017,775
4,000,000	0.75%, 12/31/2017	4,001,720
8,000,000	0.88%, 01/15/2018	8,015,936
10,000,000	0.75%, 02/28/2018	10,003,120
5,750,000	0.75%, 03/31/2018	5,751,570
3,600,000	0.75%, 04/15/2018	3,600,562
10,500,000	0.63%, 04/30/2018	10,482,769
4,100,000	2.63%, 04/30/2018	4,220,757
2,000,000	0.88%, 05/31/2018	2,004,140
3,550,000	2.38%, 06/30/2018	3,648,456
10,000,000	1.38%, 07/31/2018	10,108,200
8,500,000	1.50%, 08/31/2018	8,614,886
3,000,000	1.00%, 09/15/2018	3,012,069
1,000,000	0.88%, 10/15/2018	1,001,641
3,000,000	1.25%, 10/31/2018	3,027,186
6,300,000	1.25%, 11/30/2018	6,358,080
5,400,000	1.38%, 12/31/2018	5,465,815
5,500,000	1.25%, 01/31/2019	5,553,498
6,500,000	1.38%, 02/28/2019	6,582,771
5,000,000	1.50%, 02/28/2019	5,078,125
6,500,000	1.63%, 03/31/2019	6,623,649
5,500,000	1.25%, 04/30/2019(b)	5,556,501
3,500,000	3.13%, 05/15/2019	3,705,762
3,500,000	1.13%, 05/31/2019	3,525,977
5,500,000	1.00%, 06/30/2019	5,521,054
5,000,000	0.88%, 07/31/2019	5,001,170
7,000,000	1.00%, 08/31/2019	7,022,421
2,000,000	1.75%, 09/30/2019	2,049,844
5,000,000	1.25%, 10/31/2019	5,050,390
5,000,000	1.00%, 11/30/2019	5,009,960
2,000,000	1.50%, 11/30/2019	2,035,078
3,000,000	1.13%, 12/31/2019	3,016,875
7,000,000	1.25%, 01/31/2020	7,064,533
3,870,000	3.63%, 02/15/2020	4,208,625
3,000,000	1.38%, 02/29/2020	3,039,258
4,000,000	1.38%, 03/31/2020	4,052,344
3,800,000	1.13%, 04/30/2020	3,816,180
4,175,000	3.50%, 05/15/2020	4,541,127
4,000,000	1.38%, 05/31/2020	4,050,156
4,000,000	1.63%, 06/30/2020	4,087,188
5,000,000	1.63%, 07/31/2020	5,108,790
3,900,000	2.63%, 08/15/2020	4,130,650
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$3,000,000	1.38%, 09/30/2020	$ 3,035,742
5,000,000	1.75%, 10/31/2020	5,131,445
7,000,000	2.63%, 11/15/2020	7,431,214
6,000,000	2.38%, 12/31/2020	6,313,596
4,800,000	2.13%, 01/31/2021	5,002,123
5,000,000	2.00%, 02/28/2021	5,185,740
5,000,000	2.25%, 03/31/2021	5,241,990
5,000,000	1.38%, 04/30/2021	5,052,345
5,000,000	3.13%, 05/15/2021	5,440,235
5,000,000	2.00%, 05/31/2021	5,190,235
5,000,000	2.13%, 06/30/2021	5,220,705
5,000,000	2.13%, 08/15/2021	5,221,485
2,000,000	2.13%, 09/30/2021	2,089,688
5,500,000	2.00%, 11/15/2021	5,714,412
2,650,000	8.00%, 11/15/2021	3,545,308
2,000,000	1.50%, 01/31/2022	2,026,562
5,000,000	1.75%, 03/31/2022	5,129,100
2,000,000	1.75%, 04/30/2022	2,050,938
5,000,000	1.88%, 05/31/2022	5,161,525
5,000,000	2.13%, 06/30/2022	5,229,885
5,700,000	1.63%, 08/15/2022	5,802,868
3,650,000	7.25%, 08/15/2022	4,885,010
5,000,000	1.63%, 11/15/2022(e)	5,083,790
2,000,000	1.75%, 01/31/2023	2,047,266
7,000,000	1.50%, 02/28/2023	7,054,411
5,000,000	1.75%, 05/15/2023	5,112,305
5,000,000	1.38%, 06/30/2023	4,991,718
5,000,000	2.50%, 08/15/2023	5,356,445
2,000,000	6.25%, 08/15/2023	2,637,188
3,000,000	2.75%, 11/15/2023	3,268,944
5,000,000	2.50%, 05/15/2024	5,372,655
4,500,000	2.38%, 08/15/2024	4,794,611
3,750,000	2.25%, 11/15/2024	3,959,325
5,500,000	2.00%, 02/15/2025	5,695,508
5,000,000	2.13%, 05/15/2025	5,227,345
4,800,000	6.88%, 08/15/2025(b)(e)	6,939,749
5,000,000	2.25%, 11/15/2025	5,278,125
5,000,000	1.63%, 02/15/2026	5,008,595
1,000,000	4.50%, 02/15/2036	1,407,344
3,200,000	4.75%, 02/15/2037	4,644,250
2,000,000	3.50%, 02/15/2039	2,476,562
5,275,000	4.38%, 05/15/2040	7,370,784
6,000,000	3.13%, 11/15/2041	6,983,904
9,000,000	2.75%, 08/15/2042	9,807,192
5,000,000	3.13%, 02/15/2043	5,825,585
5,000,000	2.88%, 05/15/2043	5,567,190
3,000,000	3.75%, 11/15/2043	3,904,452
5,000,000	3.63%, 02/15/2044	6,366,600
3,500,000	3.38%, 05/15/2044	4,270,410
3,800,000	3.13%, 08/15/2044	4,434,866
5,000,000	3.00%, 11/15/2044	5,700,975
5,000,000	2.50%, 02/15/2045	5,167,190
5,000,000	2.50%, 02/15/2046	5,167,970
TOTAL U.S. TREASURY BONDS AND NOTES — 37.15% (Cost $476,803,942)		$ 490,345,548
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 3.90%
$23,288,000	Repurchase agreement (principal amount/value $23,288,000 with a maturity value of $23,289,067) with Daiwa Capital Markets America Inc, 0.55%, dated 9/30/16 to be repurchased at $23,289,067 on 10/3/16 collateralized by U.S. Treasury securities, 1.00% - 1.50%, 5/31/18 - 1/31/21, with a value of $23,753,793.
		$ 23,288,000
6,702,201	Undivided interest of 27.87% in a repurchase agreement (principal amount/value $24,054,462 with a maturity value of $24,055,464) with BNP Paribas Securities Corp, 0.50%, dated 9/30/16 to be repurchased at $6,702,201 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 10/15/16 - 9/9/49, with a value of $24,535,551.(f)	6,702,201
1,409,419	Undivided interest of 3.62% in a repurchase agreement (principal amount/value $38,982,030 with a maturity value of $38,983,654) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 9/30/16 to be repurchased at $1,409,419 on 10/3/16 collateralized by various U.S. Government Agency securities, 2.14% - 6.00%, 3/1/26 - 9/1/46, with a value of $39,761,671.(f)	1,409,419
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$6,702,202	Undivided interest of 4.80% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Citigroup Global Markets Inc, 0.52%, dated 9/30/16 to be repurchased at $6,702,202 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 2/15/20 - 9/9/49, with a value of $142,882,771.(f)
		$ 6,702,202
6,702,202	Undivided interest of 4.80% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Daiwa Capital Markets America Inc, 0.52%, dated 9/30/16 to be repurchased at $6,702,202 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 10/13/16 - 9/9/49, with a value of $142,882,772.(f)	6,702,202
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$6,702,202	Undivided interest of 6.86% in a repurchase agreement (principal amount/value $97,866,782 with a maturity value of $97,870,534) with HSBC Securities (USA) Inc, 0.46%, dated 9/30/16 to be repurchased at $6,702,202 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.13%, 10/3/16 - 7/15/37, with a value of $99,824,451.(f)
$ 6,702,202
SHORT TERM INVESTMENTS — 3.90% (Cost $51,506,226)	$ 51,506,226
TOTAL INVESTMENTS — 103.30% (Cost $1,325,880,610)	$1,363,362,794
OTHER ASSETS & LIABILITIES, NET — (3.30)%	$ (43,544,052)
TOTAL NET ASSETS — 100.00%	$1,319,818,742
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2016, the aggregate cost and fair value of 144A securities was $56,534,899 and $58,417,661, respectively, representing 4.43% of net assets.
(b)	All or a portion of the security is on loan at September 30, 2016.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	All or a portion of the security has been segregated to cover TBA commitments.
(f)	Collateral received for securities on loan.
LP	Limited Partnership
TBA	To Be Announced
At September 30, 2016, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
BGS CTL Pass Through Trust	6.36%	06/15/2033	10/02/2009-12/09/2013	$2,412,495	$2,846,564	0.22%

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes, Foreign Government Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

September 30, 2016

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.

September 30, 2016

Dollar Rolls
The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:
Federal tax cost of investments	$1,326,003,040
Gross unrealized appreciation on investments	39,437,891
Gross unrealized depreciation on investments	(2,078,137)
Net unrealized appreciation on investments	$37,359,754

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.41%
$875,000	AmeriCredit Automobile Receivables Trust Series 2013-1 Class D 2.09%, 02/08/2019	$ 878,253
425,000	Chesapeake Funding II LLC(a)(b) Series 2016-2A Class A 1.45%, 06/15/2028	427,157
	Santander Drive Auto Receivables Trust
	Series 2013-1 Class D
175,000	2.27%, 01/15/2019	176,334
	Series 2016-2 Class D
250,000	3.39%, 04/15/2022	258,343
TOTAL ASSET-BACKED SECURITIES — 0.41% (Cost $1,724,936)		$ 1,740,087
CORPORATE BONDS AND NOTES
Basic Materials — 2.48%
420,000	Albemarle Corp 5.45%, 12/01/2044	489,014
800,000	Alcoa Inc 5.87%, 02/23/2022	860,000
	Anglo American Capital PLC(a)
225,000	2.63%, 04/03/2017	224,437
250,000	4.45%, 09/27/2020	254,375
10,000	AngloGold Ashanti Holdings PLC 5.13%, 08/01/2022	10,372
	ArcelorMittal
200,000	7.25%, 02/25/2022	227,000
125,000	6.13%, 06/01/2025	136,250
50,000	Axalta Coating Systems(a) 4.88%, 08/15/2024	51,219
	Carpenter Technology Corp
200,000	5.20%, 07/15/2021	208,423
600,000	4.45%, 03/01/2023	593,164
50,000	Celulosa Arauco y Constitucion SA 7.25%, 07/29/2019	56,619
125,000	Clearwater Paper Corp(a) 5.38%, 02/01/2025	127,344
75,000	Compass Minerals International Inc(a) 4.88%, 07/15/2024	70,875
100,000	Corp Nacional del Cobre de Chile 3.75%, 11/04/2020	105,871
50,000	Eco Services Operations LLC / Eco Finance Corp(a) 8.50%, 11/01/2022	52,000
15,000	Fibria Overseas Finance Ltd 5.25%, 05/12/2024	15,600
	Freeport-McMoRan Inc
125,000	3.88%, 03/15/2023	112,177
125,000	5.40%, 11/14/2034	103,750
250,000	Gold Fields Orogen Holdings BVI Ltd(a) 4.88%, 10/07/2020	253,075
Principal Amount		Fair Value
Basic Materials — (continued)
$ 75,000	Hexion Inc 8.88%, 02/01/2018	$ 71,438
75,000	Hexion US Finance Corp 6.63%, 04/15/2020	66,000
75,000	Huntsman International LLC 4.88%, 11/15/2020	78,188
250,000	Incitec Pivot Finance LLC(a) 6.00%, 12/10/2019	270,771
	International Paper Co
300,000	3.00%, 02/15/2027	299,652
400,000	4.40%, 08/15/2047	404,507
200,000	Novolipetsk Steel via Steel Funding Ltd(a) 4.50%, 06/15/2023	201,521
225,000	Platform Specialty Products Corp(a) 6.50%, 02/01/2022	218,812
50,000	PQ Corp(a) 6.75%, 11/15/2022	53,000
1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,045,181
58,000	Rohm & Haas Co 6.00%, 09/15/2017	60,437
	RPM International Inc
225,000	6.50%, 02/15/2018	238,646
110,000	6.13%, 10/15/2019	122,660
100,000	5.25%, 06/01/2045	104,899
175,000	Signode Industrial Group Lux SA / Signode Industrial Group US Inc(a) 6.38%, 05/01/2022	177,187
	Southern Copper Corp
285,000	3.50%, 11/08/2022	287,073
250,000	6.75%, 04/16/2040	272,458
	Steel Dynamics Inc
50,000	6.38%, 08/15/2022	52,625
50,000	5.25%, 04/15/2023	51,875
	Teck Resources Ltd
75,000	8.50%, 06/01/2024(a)	85,875
50,000	6.13%, 10/01/2035	47,000
50,000	6.00%, 08/15/2040	46,125
75,000	Unifrax I LLC / Unifrax Holding Co(a) 7.50%, 02/15/2019	70,125
	Vale Overseas Ltd
70,000	4.63%, 09/15/2020	71,890
13,000	5.88%, 06/10/2021	13,611
310,000	Valspar Corp 3.30%, 02/01/2025	315,980
50,000	Valvoline Finco Two LLC(a) 5.50%, 07/15/2024	52,375
50,000	Versum Materials Inc(a) 5.50%, 09/30/2024	51,375
	Worthington Industries Inc
1,100,000	6.50%, 04/15/2020	1,222,258
250,000	4.55%, 04/15/2026	259,858
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Basic Materials — (continued)
$ 75,000	WR Grace & Co-Conn(a) 5.63%, 10/01/2024	$ 81,563
		10,346,530
Communications — 5.38%
650,000	21st Century Fox America Inc 3.70%, 10/15/2025	704,019
175,000	Acosta Inc(a) 7.75%, 10/01/2022	143,937
200,000	Altice SA(a) 7.63%, 02/15/2025	205,000
75,000	AMC Networks Inc 5.00%, 04/01/2024	75,469
100,000	America Movil SAB de CV 5.00%, 03/30/2020	109,895
	AT&T Inc
500,000	5.00%, 03/01/2021	559,828
1,075,000	4.80%, 06/15/2044	1,128,450
500,000	CBS Corp 4.90%, 08/15/2044	531,345
	CCO Holdings LLC / CCO Holdings Capital Corp
150,000	5.13%, 02/15/2023	156,375
50,000	5.38%, 05/01/2025(a)	52,438
75,000	5.75%, 02/15/2026(a)	79,500
50,000	5.88%, 05/01/2027(a)	53,250
200,000	Cequel Communications Holdings I LLC(a) 7.75%, 07/15/2025	216,000
100,000	Clear Channel Worldwide Holdings Inc 6.50%, 11/15/2022	104,125
75,000	CommScope Technologies Finance LLC(a) 6.00%, 06/15/2025	79,969
50,000	Cumulus Media Holdings Inc 7.75%, 05/01/2019	20,250
270,000	Discovery Communications LLC 4.90%, 03/11/2026	293,350
	DISH DBS Corp
100,000	5.88%, 07/15/2022	102,773
75,000	5.88%, 11/15/2024	74,063
50,000	7.75%, 07/01/2026(a)	53,125
75,000	Entercom Radio LLC 10.50%, 12/01/2019	78,094
1,050,000	Expedia Inc 5.95%, 08/15/2020	1,183,981
175,000	Expo Event Transco Inc(a) 9.00%, 06/15/2021	181,781
100,000	Gray Television Inc(a) 5.88%, 07/15/2026	100,750
	Grupo Televisa SAB
250,000	6.63%, 03/18/2025	301,913
30,000	8.50%, 03/11/2032	39,332
200,000	5.00%, 05/13/2045	190,752
200,000	GTH Finance BV(a) 7.25%, 04/26/2023	216,828
500,000	Historic TW Inc 6.88%, 06/15/2018	545,110
100,000	iHeartCommunications Inc 9.00%, 03/01/2021	74,500
Principal Amount		Fair Value
Communications — (continued)
	Intelsat Jackson Holdings SA
$ 50,000	7.50%, 04/01/2021	$ 37,750
225,000	5.50%, 08/01/2023	155,812
150,000	Intelsat Luxembourg SA 8.13%, 06/01/2023	50,625
1,938,000	Interpublic Group of Cos Inc 2.25%, 11/15/2017	1,946,362
50,000	Level 3 Communications Inc 5.75%, 12/01/2022	52,250
	Level 3 Financing Inc
50,000	5.38%, 01/15/2024	52,094
50,000	5.25%, 03/15/2026(a)	51,625
100,000	LIN Television Corp 5.88%, 11/15/2022	104,750
	Match Group Inc
100,000	6.75%, 12/15/2022	106,375
50,000	6.38%, 06/01/2024	54,375
50,000	McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance(a) 7.88%, 05/15/2024	54,000
200,000	Neptune Finco Corp(a) 10.88%, 10/15/2025	234,000
125,000	Nexstar Broadcasting Inc(a) 6.13%, 02/15/2022	129,063
50,000	Nexstar Escrow Corp(a) 5.63%, 08/01/2024	50,500
200,000	Nielsen Finance LLC / Nielsen Finance Co(a) 5.00%, 04/15/2022	206,500
200,000	Numericable-SFR SAS(a) 7.38%, 05/01/2026	204,438
1,000,000	Omnicom Group Inc 3.63%, 05/01/2022	1,071,224
75,000	Outfront Media Capital LLC / Outfront Media Capital Corp 5.88%, 03/15/2025	78,750
200,000	Proven Honour Capital Ltd 4.13%, 05/19/2025	212,650
	Radio One Inc(a)
100,000	9.25%, 02/15/2020	93,250
75,000	7.38%, 04/15/2022	75,375
175,000	Sinclair Television Group Inc(a) 5.63%, 08/01/2024	178,937
	Sirius XM Radio Inc(a)
50,000	6.00%, 07/15/2024	53,313
75,000	5.38%, 04/15/2025	77,438
50,000	5.38%, 07/15/2026	51,625
1,075,000	Sky PLC(a) 3.75%, 09/16/2024	1,136,587
100,000	Sprint Capital Corp 6.88%, 11/15/2028	93,875
200,000	Sprint Communications Inc 6.00%, 11/15/2022	185,500
	Sprint Corp
125,000	7.13%, 06/15/2024	121,875
100,000	7.63%, 02/15/2025	99,000
	T-Mobile USA Inc
100,000	6.73%, 04/28/2022	105,000
75,000	6.50%, 01/15/2024	81,137
100,000	TEGNA Inc 6.38%, 10/15/2023	107,500
	Time Warner Cable Inc
730,000	5.00%, 02/01/2020	791,318
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
	Time Warner Inc
$ 50,000	6.25%, 04/01/2021	$ 52,469
350,000	6.25%, 03/29/2041	450,866
175,000	6.63%, 04/01/2023	187,906
50,000	6.38%, 03/01/2025	54,375
300,000	Telefonica Emisiones SAU 7.05%, 06/20/2036	393,539
750,000	5.50%, 09/01/2041	800,554
100,000	Townsquare Media Inc(a) 6.50%, 04/01/2023	101,500
125,000	Tribune Media Co 5.88%, 07/15/2022	126,484
200,000	Unitymedia KabelBW GmbH(a) 6.13%, 01/15/2025	209,750
50,000	VeriSign Inc 4.63%, 05/01/2023	50,688
	Verizon Communications Inc
900,000	5.15%, 09/15/2023	1,048,434
450,000	4.15%, 03/15/2024	496,713
700,000	5.05%, 03/15/2034	786,781
	Viacom Inc
360,000	3.88%, 04/01/2024	371,040
150,000	3.45%, 10/04/2026	150,004
200,000	Virgin Media Secured Finance PLC(a) 5.25%, 01/15/2026	203,000
	WPP Finance 2010
325,000	5.13%, 09/07/2042	362,524
500,000	5.63%, 11/15/2043	593,234
200,000	Ziggo Secured Finance BV(a) 5.50%, 01/15/2027	199,750
		22,400,686
Consumer, Cyclical — 3.47%
200,000	1011778 BC Unlimited Liability Co / New Red Finance Inc(a) 6.00%, 04/01/2022	209,500
200,000	Adient Global Holdings(a) 4.88%, 08/15/2026	200,250
750,000	Advance Auto Parts Inc 4.50%, 12/01/2023	812,305
100,000	Allison Transmission Inc(a) 5.00%, 10/01/2024	102,500
75,000	American Axle & Manufacturing Inc 6.25%, 03/15/2021	78,375
75,000	American Builders & Contractors Supply Co Inc(a) 5.63%, 04/15/2021	77,625
75,000	Aramark Services Inc(a) 5.13%, 01/15/2024	78,000
200,000	Argos Merger Sub Inc(a) 7.13%, 03/15/2023	209,500
	AutoNation Inc
170,000	3.35%, 01/15/2021	175,068
100,000	4.50%, 10/01/2025	105,985
525,000	AutoZone Inc 3.25%, 04/15/2025	543,740
50,000	Beacon Roofing Supply Inc 6.38%, 10/01/2023	54,000
	Boyd Gaming Corp
100,000	6.88%, 05/15/2023	108,250
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 50,000	6.38%, 04/01/2026(a)	$ 53,625
75,000	Chester Downs & Marina LLC / Chester Downs Finance Corp(a) 9.25%, 02/01/2020	69,188
	CVS Health Corp
495,000	3.88%, 07/20/2025	538,866
350,000	5.13%, 07/20/2045	428,276
500,000	Daimler Finance NA LLC(a) 1.50%, 07/05/2019	496,365
310,000	Dollar General Corp 4.15%, 11/01/2025	337,380
50,000	EMI Music Publishing Group North America Holdings Inc(a) 7.63%, 06/15/2024	54,063
	Ferrellgas LP / Ferrellgas Finance Corp
100,000	6.50%, 05/01/2021	91,500
75,000	6.75%, 01/15/2022	66,750
50,000	Ferrellgas LP / Gerrellgas Finance Corp 6.75%, 06/15/2023	44,000
975,000	Ford Motor Co 4.75%, 01/15/2043	1,010,100
	General Motors Co
400,000	5.20%, 04/01/2045	416,072
130,000	6.75%, 04/01/2046	162,978
400,000	General Motors Financial Co Inc 3.10%, 01/15/2019	407,731
50,000	GLP Capital LP / GLP Financing II Inc 5.38%, 04/15/2026	53,750
50,000	Hanesbrands Inc(a) 4.88%, 05/15/2026	51,125
500,000	Harley-Davidson Financial Services Inc(a) 2.15%, 02/26/2020	504,728
50,000	HD Supply Inc(a) 5.75%, 04/15/2024	52,500
150,000	Hillman Group Inc(a) 6.38%, 07/15/2022	140,625
50,000	Hilton Domestic Operating Co Inc(a) 4.25%, 09/01/2024	51,000
	Hyundai Capital America(a)
50,000	2.00%, 07/01/2019	50,272
340,000	2.60%, 03/19/2020	346,666
400,000	Hyundai Capital Services Inc(a) 2.63%, 09/29/2020	408,600
200,000	IHO Verwaltungs GmbH(a)(c) 4.75%, 09/15/2026	201,000
550,000	Ingram Micro Inc 4.95%, 12/15/2024	556,584
75,000	International Automotive Components Group SA(a) 9.13%, 06/01/2018	73,406
100,000	JB Poindexter & Co Inc(a) 9.00%, 04/01/2022	105,875
50,000	JC Penney Corp Inc(a) 5.88%, 07/01/2023	52,063
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 100,000	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(a) 5.25%, 06/01/2026	$ 105,750
	MGM Resorts International
75,000	7.75%, 03/15/2022	87,000
50,000	6.00%, 03/15/2023	54,250
50,000	4.63%, 09/01/2026	48,750
	Mohegan Tribal Gaming Authority
100,000	9.75%, 09/01/2021	107,875
75,000	7.88%, 10/15/2024(a)	74,813
100,000	MPG Holdco I Inc 7.38%, 10/15/2022	102,250
400,000	Newell Rubbermaid Inc 4.20%, 04/01/2026	435,643
75,000	Omega US Sub LLC(a) 8.75%, 07/15/2023	81,562
180,000	O'Reilly Automotive Inc 3.55%, 03/15/2026	190,817
75,000	Party City Holdings Inc(a) 6.13%, 08/15/2023	79,969
125,000	Penn National Gaming Inc 5.88%, 11/01/2021	129,062
50,000	Performance Food Group Inc(a) 5.50%, 06/01/2024	51,625
75,000	Pinnacle Entertainment Inc(a) 5.63%, 05/01/2024	75,375
75,000	Regal Entertainment Group 5.75%, 02/01/2025	75,562
100,000	Rite Aid Corp(a) 6.13%, 04/01/2023	107,917
75,000	Rivers Pittsburgh LP(a) 6.13%, 08/15/2021	77,437
150,000	RSI Home Products Inc(a) 6.50%, 03/15/2023	158,250
100,000	Sabre Global Inc(a) 5.38%, 04/15/2023	102,750
150,000	Seminole Hard Rock Entertainment Inc / Seminole Hard Rock International LLC(a) 5.88%, 05/15/2021	151,500
175,000	Serta Simmons Holdings LLC(a) 8.13%, 10/01/2020	182,875
1,000,000	Southwest Airlines Co 2.75%, 11/06/2019	1,031,626
75,000	Springs Industries Inc 6.25%, 06/01/2021	77,625
	Suburban Propane Partners LP / Suburban Energy Finance Corp
63,000	7.38%, 08/01/2021	65,520
50,000	5.50%, 06/01/2024	50,750
50,000	5.75%, 03/01/2025	50,625
50,000	Tempur Sealy International Inc(a) 5.50%, 06/15/2026	51,500
50,000	Tenneco Inc 5.00%, 07/15/2026	50,625
	Tiffany & Co
280,000	3.80%, 10/01/2024	292,719
255,000	4.90%, 10/01/2044	258,451
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$200,000	Under Armour Inc 3.25%, 06/15/2026	$ 201,350
150,000	Wal-Mart Stores Inc 5.63%, 04/15/2041	203,845
50,000	WMG Acquisition Corp(a) 5.00%, 08/01/2023	50,750
		14,446,604
Consumer, Non-Cyclical — 4.40%
75,000	Acadia Healthcare Co Inc 6.50%, 03/01/2024	78,563
600,000	Aetna Inc 3.20%, 06/15/2026	610,035
	Albertsons Cos LLC / Safeway Inc / New Albertson's Inc / Albertson's LLC(a)
50,000	6.63%, 06/15/2024	52,000
50,000	5.75%, 03/15/2025	49,875
34,000	Altria Group Inc 9.25%, 08/06/2019	41,304
125,000	Amsurg Corp 5.63%, 07/15/2022	127,812
500,000	Anheuser-Busch InBev Finance Inc 3.65%, 02/01/2026	537,000
440,000	Automatic Data Processing Inc 3.38%, 09/15/2025	480,244
	Avis Budget Car Rental LLC / Avis Budget Finance Inc(a)
100,000	6.38%, 04/01/2024	102,000
50,000	5.25%, 03/15/2025	48,000
300,000	Bayer US Finance LLC(a) 3.38%, 10/08/2024	309,751
	Becton Dickinson & Co
120,000	3.73%, 12/15/2024	130,141
125,000	4.69%, 12/15/2044	142,560
	Celgene Corp
240,000	3.88%, 08/15/2025	256,610
175,000	5.00%, 08/15/2045	197,035
	CHS / Community Health Systems Inc
75,000	5.13%, 08/01/2021	74,438
200,000	6.88%, 02/01/2022	172,000
300,000	Coca-Cola Femsa SAB de CV 4.63%, 02/15/2020	326,553
300,000	Crimson Merger Sub Inc(a) 6.63%, 05/15/2022	264,750
	DaVita HealthCare Partners Inc
50,000	5.13%, 07/15/2024	51,000
25,000	5.00%, 05/01/2025	25,094
100,000	DP World Ltd(a) 6.85%, 07/02/2037	115,645
175,000	Endo Finance LLC(a) 6.00%, 07/15/2023	159,250
175,000	Envision Healthcare Corp(a) 5.13%, 07/01/2022	174,125
250,000	Equifax Inc 2.30%, 06/01/2021	252,609
700,000	ERAC USA Finance LLC(a) 5.25%, 10/01/2020	786,337
125,000	First Quality Finance Co Inc(a) 4.63%, 05/15/2021	124,062
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 310,000	Flowers Foods Inc 3.50%, 10/01/2026	$ 309,329
150,000	Fomento Economico Mexicano SAB de CV 2.88%, 05/10/2023	149,444
150,000	Garda World Security Corp(a)7.25%, 11/15/2021	138,375
700,000	Gilead Sciences Inc 3.65%, 03/01/2026	753,425
100,000	Grifols Worldwide Operations Ltd 5.25%, 04/01/2022	103,500
	Grupo Bimbo SAB de CV
100,000	4.88%, 06/30/2020	108,357
10,000	4.50%, 01/25/2022(a)	10,722
400,000	4.88%, 06/27/2044(a)	396,333
100,000	HCA Holdings Inc 6.25%, 02/15/2021	108,500
	HCA Inc
100,000	5.88%, 03/15/2022	110,250
50,000	5.38%, 02/01/2025	51,625
150,000	5.25%, 04/15/2025	159,937
100,000	5.88%, 02/15/2026	106,625
100,000	4.50%, 02/15/2027	100,625
150,000	Hearthside Group Holdings LLC / Hearthside Finance Co(a) 6.50%, 05/01/2022	147,750
	Hertz Corp
100,000	6.25%, 10/15/2022	103,000
50,000	5.50%, 10/15/2024(a)	49,813
125,000	IASIS Healthcare LLC / IASIS Capital Corp 8.38%, 05/15/2019	113,125
225,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(a) 6.38%, 08/01/2023	234,000
30,000	JBS USA LLC / JBS USA Finance Inc 5.75%, 06/15/2025	29,475
1,600,000	Kerry Group Financial Services(a) 3.20%, 04/09/2023	1,599,712
	Kraft Heinz Foods Co
300,000	3.00%, 06/01/2026	302,393
280,000	4.38%, 06/01/2046	296,247
	LifePoint Health Inc
50,000	5.88%, 12/01/2023	51,875
75,000	5.38%, 05/01/2024(a)	75,000
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC
125,000	4.75%, 04/15/2023	112,500
50,000	5.63%, 10/15/2023(a)	47,875
50,000	5.50%, 04/15/2025(a)	47,500
190,000	Mead Johnson Nutrition Co 4.13%, 11/15/2025	205,997
170,000	Molson Coors Brewing Co 3.00%, 07/15/2026	171,177
100,000	MPH Acquisition Holdings LLC(a) 7.13%, 06/01/2024	107,500
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$125,000	Mustang Merger Corp(a) 8.50%, 08/15/2021	$ 132,969
50,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp(a) 5.88%, 01/15/2024	53,375
	Post Holdings Inc(a)
50,000	7.75%, 03/15/2024	56,000
125,000	8.00%, 07/15/2025	143,047
50,000	5.00%, 08/15/2026	49,750
150,000	Prestige Brands Inc(a) 5.38%, 12/15/2021	155,250
660,000	S&P Global Inc 4.40%, 02/15/2026	737,508
75,000	ServiceMaster Co LLC 7.45%, 08/15/2027	79,725
	Shire Acquisitions Investments Ireland Designated Activity Co
110,000	2.40%, 09/23/2021	110,138
300,000	3.20%, 09/23/2026	301,614
150,000	Southern Graphics Inc(a) 8.38%, 10/15/2020	152,250
	Spectrum Brands Inc
50,000	6.13%, 12/15/2024	54,142
75,000	5.75%, 07/15/2025	81,000
175,000	Sterigenics-Nordion Holdings LLC(a) 6.50%, 05/15/2023	182,000
125,000	Surgical Care Affiliates Inc(a) 6.00%, 04/01/2023	131,250
50,000	Syniverse Holdings Inc 9.13%, 01/15/2019	37,750
100,000	Team Health Inc(a) 7.25%, 12/15/2023	107,625
75,000	Teleflex Inc 5.25%, 06/15/2024	78,188
	Tenet Healthcare Corp
100,000	4.38%, 10/01/2021	99,500
200,000	8.13%, 04/01/2022	200,000
100,000	6.75%, 06/15/2023	93,000
	Teva Pharmaceutical Finance Co BV
300,000	2.20%, 07/21/2021	298,869
70,000	2.95%, 12/18/2022	71,770
300,000	3.15%, 10/01/2026	301,388
120,000	Total System Services Inc 4.80%, 04/01/2026	132,880
250,000	Tyson Foods Inc 5.15%, 08/15/2044	294,449
	UnitedHealth Group Inc
400,000	6.00%, 02/15/2018	425,125
235,000	3.75%, 07/15/2025	258,068
160,000	4.75%, 07/15/2045	191,870
100,000	US Foods Inc(a) 5.88%, 06/15/2024	103,750
	Valeant Pharmaceuticals International Escrow Inc(a)
125,000	5.88%, 05/15/2023	107,812
175,000	6.13%, 04/15/2025	150,719
	Valeant Pharmaceuticals International Inc(a)
75,000	5.63%, 12/01/2021	66,938
50,000	5.50%, 03/01/2023	42,750
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Verisk Analytics Inc
$ 150,000	4.13%, 09/12/2022	$ 161,237
225,000	5.50%, 06/15/2045	241,355
100,000	Vizient Inc(a) 10.38%, 03/01/2024	114,750
325,000	Zimmer Biomet Holdings Inc 3.55%, 04/01/2025	334,960
		18,325,550
Diversified — 0.35%
125,000	DH Services Luxembourg S.a.r.l.(a) 7.75%, 12/15/2020	130,313
250,000	Hutchison Whampoa International 09 Ltd(a) 7.63%, 04/09/2019	286,799
750,000	Hutchison Whampoa International 11 Ltd(a) 3.50%, 01/13/2017	754,609
100,000	Hutchison Whampoa International 12 Ltd(b)(d) 6.00%, Perpetual	102,000
200,000	KazAgro National Management Holding JSC(a) 4.63%, 05/24/2023	192,480
		1,466,201
Energy — 6.14%
1,100,000	Anadarko Petroleum Corp 3.45%, 07/15/2024	1,085,042
75,000	Antero Midstream Partners LP / Antero Midstream Finance Corp(a) 5.38%, 09/15/2024	75,937
150,000	Antero Resources Finance Corp 5.38%, 11/01/2021	151,687
510,000	Apache Corp 4.25%, 01/15/2044	495,424
1,000,000	BP Capital Markets PLC 2.75%, 05/10/2023	1,016,708
50,000	Callon Petroleum Co(a) 6.13%, 10/01/2024	51,750
	Canadian Natural Resources Ltd
250,000	3.90%, 02/01/2025	251,014
200,000	5.85%, 02/01/2035	209,933
	Carrizo Oil & Gas Inc
75,000	7.50%, 09/15/2020	77,625
50,000	6.25%, 04/15/2023	49,500
50,000	CGG SA 6.88%, 01/15/2022	25,500
	Chesapeake Energy Corp
75,000	6.88%, 11/15/2020	70,125
50,000	8.00%, 12/15/2022(a)	50,688
200,000	CNOOC Finance 2015 Ltd 3.50%, 05/05/2025	205,805
500,000	CNPC HK Overseas Capital Ltd(a) 5.95%, 04/28/2041	655,768
Principal Amount		Fair Value
Energy — (continued)
$ 350,000	Columbia Pipeline Group Inc 5.80%, 06/01/2045	$ 415,323
75,000	Continental Resources Inc 4.50%, 04/15/2023	72,000
50,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp 6.00%, 12/15/2020	50,375
50,000	CrownRock LP / CrownRock Finance Inc(a) 7.75%, 02/15/2023	53,625
100,000	CVR Refining LLC / Coffeyville Finance Inc 6.50%, 11/01/2022	90,500
	Enbridge Energy Partners LP
650,000	4.20%, 09/15/2021	689,188
690,000	5.50%, 09/15/2040	707,079
150,000	Energy Transfer Equity LP 5.88%, 01/15/2024	155,625
	Energy Transfer Partners LP
1,000,000	4.90%, 02/01/2024	1,041,475
250,000	5.15%, 03/15/2045	231,570
1,000,000	Enterprise Products Operating LLC 3.90%, 02/15/2024	1,045,937
750,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	823,136
	Gulfport Energy Corp
50,000	7.75%, 11/01/2020	51,938
50,000	6.63%, 05/01/2023	51,250
75,000	Halcon Resources Corp(a) 8.63%, 02/01/2020	75,375
150,000	Hess Corp 7.13%, 03/15/2033	169,412
50,000	Holly Energy Partners LP(a) 6.00%, 08/01/2024	51,750
100,000	Holly Energy Partners LP / Holly Energy Finance Corp 6.50%, 03/01/2020	103,125
	Husky Energy Inc
150,000	6.15%, 06/15/2019	163,304
925,000	3.95%, 04/15/2022	979,533
	Kinder Morgan Energy Partners LP
250,000	5.80%, 03/01/2021	279,266
1,000,000	5.00%, 03/01/2043	940,595
	Laredo Petroleum Inc
50,000	5.63%, 01/15/2022	48,500
50,000	6.25%, 03/15/2023	49,000
200,000	Lukoil International Finance BV 4.56%, 04/24/2023	206,876
500,000	Marathon Oil Corp 3.85%, 06/01/2025	474,822
	Marathon Petroleum Corp
700,000	3.63%, 09/15/2024	705,242
300,000	4.75%, 09/15/2044	268,597
75,000	MPLX LP 4.88%, 06/01/2025	77,496
	Nabors Industries Inc
685,000	5.00%, 09/15/2020	675,015
700,000	5.10%, 09/15/2023	676,034
100,000	Northern Oil & Gas Inc 8.00%, 06/01/2020	77,000
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 50,000	Northern Tier Energy LLC / Northern Tier Finance Corp 7.13%, 11/15/2020	$ 51,125
	Oasis Petroleum Inc
50,000	6.50%, 11/01/2021	47,750
50,000	6.88%, 03/15/2022	47,875
50,000	6.88%, 01/15/2023	47,750
50,000	Parsley Energy LLC / Parsley Finance Corp(a) 6.25%, 06/01/2024	51,625
50,000	PDC Energy Inc(a) 6.13%, 09/15/2024	51,750
200,000	Pertamina Persero PT 5.63%, 05/20/2043	209,859
5,000	Petrobas Argentina SA(a) 7.38%, 07/21/2023	5,163
	Petrobras Global Finance BV
10,000	8.38%, 12/10/2018	10,825
72,000	7.88%, 03/15/2019	77,940
50,000	5.75%, 01/20/2020	51,525
50,000	4.38%, 05/20/2023	44,725
	Petrobras International Finance Co
1,000,000	5.38%, 01/27/2021	989,000
100,000	6.88%, 01/20/2040	88,270
400,000	Petro-Canada 6.80%, 05/15/2038	525,228
	Petroleos de Venezuela SA
150,000	9.00%, 11/17/2021	85,050
20,000	6.00%, 05/16/2024	8,548
	Petroleos Mexicanos
1,125,000	4.88%, 01/18/2024	1,139,062
150,000	6.38%, 01/23/2045	143,250
50,000	QEP Resources Inc 5.25%, 05/01/2023	49,250
50,000	Range Resources Corp 4.88%, 05/15/2025	48,000
	Rice Energy Inc
25,000	6.25%, 05/01/2022	25,813
50,000	7.25%, 05/01/2023	53,500
50,000	RSP Permian Inc 6.63%, 10/01/2022	52,375
	Sabine Pass Liquefaction LLC
75,000	5.63%, 02/01/2021	79,219
50,000	5.63%, 03/01/2025	53,750
50,000	5.00%, 03/15/2027(a)	51,250
850,000	Schlumberger Holdings Corp(a) 4.00%, 12/21/2025	924,779
	Shell International Finance BV
215,000	2.88%, 05/10/2026	218,213
175,000	4.00%, 05/10/2046	179,026
	SM Energy Co
50,000	5.00%, 01/15/2024	47,000
50,000	5.63%, 06/01/2025	47,000
50,000	6.75%, 09/15/2026	50,500
200,000	Southeast Supply Header LLC(a) 4.25%, 06/15/2024	197,544
75,000	Southwestern Energy Co 4.10%, 03/15/2022	68,063
Principal Amount		Fair Value
Energy — (continued)
$ 175,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp 5.50%, 08/15/2022	$ 166,687
75,000	Targa Pipeline Partners LP / Atlas Pipeline Finance Corp 5.88%, 08/01/2023	74,437
75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp(a) 5.38%, 02/01/2027	75,469
	TerraForm Power Operating LLC(a)(e)
75,000	9.38%, 02/01/2023	77,062
50,000	9.63%, 06/15/2025	52,500
100,000	Tesoro Corp 5.13%, 04/01/2024	103,000
	Tesoro Logistics LP / Tesoro Logistics Finance Corp
100,000	6.13%, 10/15/2021	104,500
50,000	6.38%, 05/01/2024	53,625
200,000	Tupras Turkiye Petrol Rafinerileri AS 4.13%, 05/02/2018	201,000
	Valero Energy Corp
150,000	9.38%, 03/15/2019	176,584
700,000	7.50%, 04/15/2032	868,451
	Weatherford International Ltd
900,000	4.50%, 04/15/2022	760,500
75,000	8.25%, 06/15/2023	74,063
50,000	7.00%, 03/15/2038	36,750
100,000	Western Refining Logistics LP / WNRL Finance Corp 7.50%, 02/15/2023	102,500
125,000	Whiting Petroleum Corp 6.25%, 04/01/2023	114,062
50,000	Williams Cos Inc 4.55%, 06/24/2024	50,978
565,000	Williams Partners LP 4.90%, 01/15/2045	537,116
50,000	Williams Partners LP / ACMP Finance Corp 4.88%, 03/15/2024	50,536
50,000	WPX Energy Inc 8.25%, 08/01/2023	53,750
35,000	YPF SA(a) 8.50%, 03/23/2021	39,060
		25,566,701
Financial — 14.15%
	ACE INA Holdings Inc
10,000	5.70%, 02/15/2017	10,164
290,000	3.35%, 05/03/2026	310,520
340,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust 3.95%, 02/01/2022	348,500
600,000	Aflac Inc 3.63%, 06/15/2023	645,237
1,250,000	Alexandria Real Estate Equities Inc 3.90%, 06/15/2023	1,310,469
	Ally Financial Inc
100,000	4.63%, 03/30/2025	102,500
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 200,000	5.75%, 11/20/2025	$ 209,250
675,000	American International Group Inc 4.50%, 07/16/2044	687,584
700,000	American Tower Corp 3.13%, 01/15/2027	696,746
350,000	Associated Banc-Corp 4.25%, 01/15/2025	364,324
2,400,000	Bank of America Corp 5.00%, 05/13/2021	2,682,936
200,000	Bank of China Ltd 5.00%, 11/13/2024	216,418
50,000	BCD Acquisition Inc(a) 9.63%, 09/15/2023	52,250
230,000	Berkshire Hathaway Inc 3.13%, 03/15/2026	241,744
500,000	Branch Banking & Trust Co 3.80%, 10/30/2026	543,138
	Capital One Financial Corp
300,000	2.45%, 04/24/2019	306,537
320,000	4.20%, 10/29/2025	333,853
350,000	Capital One NA 2.95%, 07/23/2021	359,651
2,375,000	Citigroup Inc 4.05%, 07/30/2022	2,523,962
460,000	Citizens Financial Group Inc 4.30%, 12/03/2025	482,666
325,000	City National Corp 5.25%, 09/15/2020	366,340
500,000	CNA Financial Corp 5.88%, 08/15/2020	567,850
515,000	Comerica Inc 3.80%, 07/22/2026	530,855
	Compass Bank
500,000	2.75%, 09/29/2019	499,362
400,000	3.88%, 04/10/2025	391,276
200,000	Credit Bank of Moscow Via CBOM Finance PLC 8.70%, 11/13/2018	209,000
	Crown Castle International Corp
400,000	4.45%, 02/15/2026	439,310
240,000	3.70%, 06/15/2026	250,416
75,000	Dana Financing Luxembourg S.a.r.l.(a) 6.50%, 06/01/2026	78,600
400,000	Discover Bank 3.45%, 07/27/2026	402,336
250,000	Discover Financial Services 3.85%, 11/21/2022	259,345
780,000	Fifth Third Bancorp 2.30%, 03/01/2019	792,160
200,000	FMR LLC(a) 7.57%, 06/15/2029	272,999
200,000	Franshion Brilliant Ltd 5.75%, 03/19/2019	212,650
1,986,000	General Electric Capital International Funding Co 3.37%, 11/15/2025	2,148,886
200,000	Global Bank Corp(a) 5.13%, 10/30/2019	210,000
	Goldman Sachs Group Inc
15,000	6.15%, 04/01/2018	15,977
1,000,000	2.63%, 01/31/2019	1,020,427
750,000	5.38%, 03/15/2020	830,503
Principal Amount		Fair Value
Financial — (continued)
$1,250,000	5.25%, 07/27/2021	$ 1,411,201
500,000	3.50%, 01/23/2025	517,092
	Health Care REIT Inc
375,000	4.13%, 04/01/2019	394,352
510,000	4.00%, 06/01/2025	540,791
1,075,000	Healthcare Trust of America Holdings LP 3.70%, 04/15/2023	1,112,193
	Host Hotels & Resorts LP
470,000	4.00%, 06/15/2025	478,879
100,000	4.50%, 02/01/2026	105,274
290,000	HSBC Holdings PLC 5.10%, 04/05/2021	320,601
1,400,000	HSBC USA Inc 3.50%, 06/23/2024	1,456,939
75,000	HUB Holdings LLC / HUB Holdings Finance Inc(a)(c) 8.13%, 07/15/2019	73,125
200,000	HUB International Ltd(a) 7.88%, 10/01/2021	204,000
1,020,000	Huntington National Bank 2.20%, 04/01/2019	1,030,619
100,000	ICICI Bank Ltd(a) 5.75%, 11/16/2020	112,372
400,000	Industrial & Commercial Bank of China Ltd(b)(d) 6.00%, Perpetual	423,714
180,000	Invesco Finance PLC 3.75%, 01/15/2026	192,629
	Jefferies Group LLC
900,000	6.88%, 04/15/2021	1,050,012
550,000	5.13%, 01/20/2023	585,966
	JPMorgan Chase & Co
550,000	4.50%, 01/24/2022	609,021
2,195,000	3.38%, 05/01/2023	2,255,222
	Kimco Realty Corp
90,000	3.40%, 11/01/2022	94,813
110,000	2.80%, 10/01/2026	109,054
200,000	Korea Development Bank 2.88%, 08/22/2018	205,710
	Liberty Mutual Group Inc(a)
235,000	5.00%, 06/01/2021	261,798
850,000	4.95%, 05/01/2022	948,481
390,000	Liberty Property LP 3.75%, 04/01/2025	408,761
225,000	Lincoln National Corp 4.20%, 03/15/2022	243,489
1,000,000	Manufacturers & Traders Trust Co 2.25%, 07/25/2019	1,017,878
	Massachusetts Mutual Life Insurance Co(a)
1,000,000	5.38%, 12/01/2041	1,179,273
350,000	4.50%, 04/15/2065	344,128
350,000	MetLife Inc 4.05%, 03/01/2045	347,172
50,000	MGM Growth Properties Operating Partnership LP / MGP Escrow Co-Issuer Inc(a) 5.63%, 05/01/2024	54,235
1,100,000	Mid-America Apartments LP 3.75%, 06/15/2024	1,147,430
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	Morgan Stanley
$1,000,000	4.10%, 05/22/2023	$ 1,057,261
1,500,000	5.00%, 11/24/2025	1,673,550
95,000	MUFG Americas Holdings Corp 3.00%, 02/10/2025	96,867
	MUFG Union Bank NA
250,000	2.63%, 09/26/2018	254,643
250,000	2.25%, 05/06/2019	253,146
	National Rural Utilities Cooperative Finance Corp
500,000	10.38%, 11/01/2018	591,230
370,000	5.25%, 04/20/2046(b)	399,415
950,000	Nationwide Mutual Insurance Co(a) 9.38%, 08/15/2039	1,497,851
	Navient Corp
50,000	6.63%, 07/26/2021	50,375
50,000	5.50%, 01/25/2023	45,875
75,000	5.88%, 10/25/2024	68,250
800,000	New York Life Insurance Co(a) 6.75%, 11/15/2039	1,108,342
1,000,000	Northwestern Mutual Life Insurance Co(a) 6.06%, 03/30/2040	1,294,121
	Power Sector Assets & Liabilities Management Corp
100,000	7.25%, 05/27/2019	113,250
100,000	7.39%, 12/02/2024	136,060
135,000	Principal Life Global Funding II(a) 2.20%, 04/08/2020	136,629
1,300,000	Prologis LP 3.35%, 02/01/2021	1,374,452
175,000	Quicken Loans Inc(a) 5.75%, 05/01/2025	173,688
540,000	Regions Financial Corp 3.20%, 02/08/2021	561,362
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a) 5.10%, 07/25/2018	205,600
550,000	State Street Corp 3.30%, 12/16/2024	587,091
	Stifel Financial Corp
240,000	3.50%, 12/01/2020	245,156
300,000	4.25%, 07/18/2024	303,458
	SunTrust Banks Inc
310,000	2.90%, 03/03/2021	322,591
200,000	3.30%, 05/15/2026	204,022
590,000	Tanger Properties LP 3.13%, 09/01/2026	588,382
950,000	TD Ameritrade Holding Corp 3.63%, 04/01/2025	1,019,853
440,000	TIAA Asset Management Finance Co LLC(a) 4.13%, 11/01/2024	463,860
500,000	UDR Inc 4.63%, 01/10/2022	550,859
250,000	Visa Inc 3.15%, 12/14/2025	264,083
200,000	Vnesheconombank Via VEB Finance PLC 6.80%, 11/22/2025	220,540
Principal Amount		Fair Value
Financial — (continued)
$ 200,000	VTB Bank OJSC Via VTB Capital SA 6.95%, 10/17/2022	$ 213,000
	Wells Fargo & Co
750,000	4.30%, 07/22/2027	808,303
340,000	4.90%, 11/17/2045	374,344
500,000	WP Carey Inc 4.60%, 04/01/2024	522,488
		58,942,962
Industrial — 3.31%
100,000	Accudyne Industries Borrower / Accudyne Industries LLC(a) 7.75%, 12/15/2020	79,250
100,000	Air Medical Merger Sub Corp(a) 6.38%, 05/15/2023	96,750
50,000	Allegion US Holding Co Inc 5.75%, 10/01/2021	52,188
50,000	Anixter Inc 5.50%, 03/01/2023	52,375
200,000	ARD Finance SA(a)(c) 7.13%, 09/15/2023	199,000
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(a) 7.25%, 05/15/2024	213,000
470,000	BAE Systems Holdings Inc(a) 3.85%, 12/15/2025	499,785
125,000	Belden Inc(a) 5.50%, 09/01/2022	130,312
150,000	Berry Plastics Corp 5.50%, 05/15/2022	155,250
750,000	Burlington Northern Santa Fe LLC 5.75%, 05/01/2040	974,328
175,000	BWAY Holding Co(a) 9.13%, 08/15/2021	181,562
50,000	Cleaver-Brooks Inc(a) 8.75%, 12/15/2019	52,375
50,000	Cloud Crane LLC(a) 10.13%, 08/01/2024	51,750
	Embraer Overseas Ltd
1,407,000	5.70%, 09/16/2023(a)	1,482,626
20,000	5.70%, 09/16/2023	21,075
50,000	Engility Corp(a) 8.88%, 09/01/2024	50,625
100,000	FGI Operating Co LLC / FGI Finance Inc 7.88%, 05/01/2020	83,000
135,000	Flextronics International Ltd 4.75%, 06/15/2025	143,732
50,000	Gardner Denver Inc(a) 6.88%, 08/15/2021	46,875
150,000	Gates Global LLC / Gates Global Co(a) 6.00%, 07/15/2022	142,500
144,000	General Electric Capital Corp 5.50%, 01/08/2020	162,707
120,000	Hubbell Inc 5.95%, 06/01/2018	128,956
500,000	Kansas City Southern de Mexico SA de CV 3.00%, 05/15/2023	507,201
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 800,000	Keysight Technologies Inc 4.55%, 10/30/2024	$ 826,946
480,000	Lockheed Martin Corp 3.80%, 03/01/2045	489,246
1,000,000	Masco Corp 7.13%, 03/15/2020	1,150,000
50,000	Milacron LLC / Mcron Finance Corp(a) 7.75%, 02/15/2021	52,000
360,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	367,501
125,000	Multi-Color Corp(a) 6.13%, 12/01/2022	131,250
75,000	NCI Building Systems Inc(a) 8.25%, 01/15/2023	81,562
50,000	Owens-Brockway Glass Container Inc(a) 5.38%, 01/15/2025	52,000
460,000	Packaging Corp of America 3.65%, 09/15/2024	478,807
50,000	Pactiv LLC 7.95%, 12/15/2025	54,500
650,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 2.50%, 06/15/2019	659,521
350,000	Pentair Inc 5.00%, 05/15/2021	365,360
50,000	Ply Gem Industries Inc 6.50%, 02/01/2022	51,500
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
50,000	5.75%, 10/15/2020	51,563
100,000	8.25%, 02/15/2021	104,250
50,000	7.00%, 07/15/2024(a)	53,625
130,000	Roper Technologies Inc 3.85%, 12/15/2025	137,492
1,000,000	Ryder System Inc 2.45%, 11/15/2018	1,017,288
100,000	Sealed Air Corp(a) 5.13%, 12/01/2024	105,625
250,000	Textron Financial Corp(a)(b) 6.00%, 02/15/2067	177,812
	Textron Inc
300,000	4.30%, 03/01/2024	322,410
155,000	3.88%, 03/01/2025	163,264
	TransDigm Inc
75,000	5.50%, 10/15/2020	77,250
75,000	6.50%, 07/15/2024	78,937
125,000	6.38%, 06/15/2026(a)	129,062
	Valmont Industries Inc
51,000	6.63%, 04/20/2020	58,090
800,000	5.25%, 10/01/2054	749,358
	WESCO Distribution Inc
75,000	5.38%, 12/15/2021	76,688
50,000	5.38%, 06/15/2024(a)	50,125
52,625	Wise Metals Intermediate Holdings LLC / Wise Holdings Finance Corp(a)(c) 9.75%, 06/15/2019	50,520
Principal Amount		Fair Value
Industrial — (continued)
$ 100,000	Zebra Technologies Corp 7.25%, 10/15/2022	$ 108,375
		13,779,149
Technology — 2.39%
425,000	Adobe Systems Inc 3.25%, 02/01/2025	447,594
	Apple Inc
800,000	3.25%, 02/23/2026	850,326
395,000	3.85%, 08/04/2046	403,991
110,000	Autodesk Inc 4.38%, 06/15/2025	116,535
150,000	BMC Software Finance Inc(a) 8.13%, 07/15/2021	136,125
2,000,000	BMC Software Inc 7.25%, 06/01/2018	1,970,000
150,000	CDW LLC / CDW Finance Corp 5.50%, 12/01/2024	160,125
	Diamond 1 Finance Corp / Diamond 2 Finance Corp(a)
200,000	4.42%, 06/15/2021	209,024
125,000	7.13%, 06/15/2024	137,481
390,000	6.02%, 06/15/2026	427,558
	Emdeon Inc
50,000	11.00%, 12/31/2019	52,625
75,000	6.00%, 02/15/2021(a)	79,125
125,000	Ensemble Merger Sub Inc(a) 9.00%, 09/30/2023	131,250
125,000	Entegris Inc(a) 6.00%, 04/01/2022	129,375
	Fidelity National Information Services Inc
805,000	3.88%, 06/05/2024	859,958
280,000	5.00%, 10/15/2025	319,302
	First Data Corp(a)
125,000	7.00%, 12/01/2023	132,187
225,000	5.75%, 01/15/2024	231,187
210,000	Hewlett Packard Enterprise Co(a) 3.60%, 10/15/2020	220,337
200,000	Infor Software Parent LLC / Infor Software Parent Inc(a)(c) 7.13%, 05/01/2021	194,000
150,000	Infor US Inc 6.50%, 05/15/2022	151,875
260,000	Intel Corp 4.90%, 07/29/2045	310,131
175,000	Italics Merger Sub Inc(a) 7.13%, 07/15/2023	163,625
75,000	JDA Escrow LLC / JDA Bond Finance Inc(a) 7.38%, 10/15/2024	77,063
	Micron Technology Inc(a)
75,000	5.25%, 08/01/2023	74,063
50,000	5.25%, 01/15/2024	48,000
50,000	Microsemi Corp(a) 9.13%, 04/15/2023	57,000
	Microsoft Corp
200,000	2.40%, 08/08/2026	200,169
590,000	3.95%, 08/08/2056	597,743
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
	MSCI Inc(a)
$ 50,000	5.75%, 08/15/2025	$ 53,375
50,000	4.75%, 08/01/2026	50,625
	NCR Corp
75,000	4.63%, 02/15/2021	75,750
50,000	6.38%, 12/15/2023	52,875
	Nuance Communications Inc(a)
125,000	5.38%, 08/15/2020	128,125
50,000	6.00%, 07/01/2024	52,125
50,000	Project Homestake Merger(a) 8.88%, 03/01/2023	53,438
50,000	PTC Inc 6.00%, 05/15/2024	53,375
50,000	Qorvo Inc 7.00%, 12/01/2025	54,250
200,000	Quintiles IMS Inc(a) 5.00%, 10/15/2026	208,000
50,000	Sensata Technologies BV(a) 5.63%, 11/01/2024	52,813
125,000	Solera LLC / Solera Finance Inc(a) 10.50%, 03/01/2024	139,375
75,000	SS&C Technologies Holdings Inc 5.88%, 07/15/2023	78,937
		9,940,837
Utilities — 3.22%
190,000	Ameren Corp 3.65%, 02/15/2026	202,829
	AmeriGas Partners LP / AmeriGas Finance Corp
50,000	5.63%, 05/20/2024	53,000
75,000	5.88%, 08/20/2026	79,500
450,000	Appalachian Power Co 3.40%, 06/01/2025	479,454
820,000	Atmos Energy Corp 4.13%, 10/15/2044	892,445
550,000	Berkshire Hathaway Energy Co 5.95%, 05/15/2037	712,395
	Calpine Corp
50,000	5.88%, 01/15/2024(a)	52,812
150,000	5.75%, 01/15/2025	148,125
300,000	Consolidated Edison Co of New York Inc 4.63%, 12/01/2054	343,673
550,000	Duke Energy Corp 3.75%, 09/01/2046	533,376
	Electricite de France SA(a)
500,000	5.63%, Perpetual(b)(d)	490,750
925,000	5.60%, 01/27/2040	1,086,091
	Emera US Finance LP(a)
250,000	3.55%, 06/15/2026	259,100
390,000	4.75%, 06/15/2046	418,566
300,000	Enel Finance International NV(a) 6.00%, 10/07/2039	362,794
950,000	Exelon Generation Co LLC 4.25%, 06/15/2022	1,019,547
610,000	Fortis Inc(a) 3.06%, 10/04/2026	607,410
Principal Amount		Fair Value
Utilities — (continued)
$ 1,270	FPL Energy National Wind Portfolio LLC(a) 6.13%, 03/25/2019	$ 1,271
90,000	Great Plains Energy Inc 4.85%, 06/01/2021	98,510
515,000	Gulf Power Co 4.55%, 10/01/2044	554,283
100,000	Iberdrola Finance Ireland Ltd 5.00%, 09/11/2019	109,321
170,000	Kansas City Power & Light Co 3.65%, 08/15/2025	180,365
1,275,000	National Fuel Gas Co 3.75%, 03/01/2023	1,289,791
	NextEra Energy Capital Holdings Inc
560,000	2.40%, 09/15/2019	570,950
400,000	2.70%, 09/15/2019	409,696
	NRG Energy Inc
150,000	6.25%, 05/01/2024	152,250
50,000	7.25%, 05/15/2026(a)	50,875
50,000	6.63%, 01/15/2027(a)	49,000
100,000	Pennsylvania Electric Co(a) 4.15%, 04/15/2025	102,992
500,000	PPL Capital Funding Inc 4.70%, 06/01/2043	542,175
	Sempra Energy
250,000	9.80%, 02/15/2019	295,962
300,000	3.55%, 06/15/2024	316,914
200,000	Southern Co 3.25%, 07/01/2026	207,149
250,000	TECO Finance Inc 5.15%, 03/15/2020	275,063
450,000	WEC Energy Group Inc 3.55%, 06/15/2025	483,094
		13,431,528
TOTAL CORPORATE BONDS AND NOTES — 45.29% (Cost $181,105,852)		$188,646,748
FOREIGN GOVERNMENT BONDS AND NOTES
280,408	Argentine Republic Government International Bond 8.28%, 12/31/2033	313,356
100,000	Banco Nacional de Desenvolvimento Economico e Social(a) 6.37%, 06/16/2018	105,000
200,000	Brazilian Government International Bond 6.00%, 04/07/2026	221,500
200,000	Colombia Government International Bond 4.38%, 07/12/2021	216,600
	Corp Andina de Fomento
30,000	2.13%, 09/27/2021	30,023
500,000	4.38%, 06/15/2022	554,625
150,000	Dominican Republic International Bond(a) 5.88%, 04/18/2024	163,125
200,000	Export-Import Bank of India 3.88%, 10/02/2019	210,221
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 200,000	Ghana Government International Bond(a) 9.25%, 09/15/2022	$ 204,952
70,000	Hungary Government International Bond 4.13%, 02/19/2018	72,363
200,000	Indonesia Government International Bond 4.13%, 01/15/2025	213,362
	Mexico Government International Bond
50,000	5.13%, 01/15/2020	55,575
1,600,000	4.75%, 03/08/2044	1,658,000
200,000	4.60%, 01/23/2046	202,750
200,000	Russian Foreign Bond Eurobond(a) 4.75%, 05/27/2026	215,600
100,000	South Africa Government International Bond 5.88%, 05/30/2022	113,000
	Ukraine Government International Bond(a)
165,000	7.75%, 09/01/2020	161,238
40,000	0.00%, 05/31/2040(b)	12,794
200,000	Venezuela Government International Bond 6.00%, 12/09/2020	108,000
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.16% (Cost $4,690,978)		$ 4,832,084
MORTGAGE-BACKED SECURITIES
Non-Agency — 2.42%
3,500,000	Citigroup Commercial Mortgage Trust(b) Series 2013-GC11 Class B 3.73%, 04/10/2046	3,684,242
450,000	Commerical Mortgage Pass Through Certificates(b) Series 2014-LC17 Class B 4.49%, 10/10/2047	496,726
	GS Mortgage Securities Trust
	Series 2012-GCJ7 Class B
2,325,000	4.74%, 05/10/2045	2,540,345
	Series 2014-GC24 Class B
675,000	4.64%, 09/10/2047(b)	747,908
2,425,000	UBS-Barclays Commercial Mortgage Trust(a)(b) Series 2013-C6 Class B 3.88%, 04/10/2046	2,591,644
		10,060,865
U.S. Government Agency — 25.60%
	Federal Home Loan Mortgage Corp
22,208	5.50%, 02/01/2018	22,712
25,616	4.00%, 12/01/2020	26,418
8,224	4.50%, 04/01/2021	8,636
20,417	6.00%, 05/01/2021	21,409
18,417	4.50%, 07/01/2021	18,870
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 15,945	5.00%, 03/01/2022	$ 17,057
17,630	6.00%, 11/01/2033	20,447
13,645	6.00%, 04/01/2035	15,580
49,039	4.50%, 05/01/2035	53,803
175,080	5.50%, 08/01/2035	198,968
76,861	4.50%, 11/01/2035	84,295
13,185	6.50%, 02/01/2036	15,105
30,678	4.50%, 03/01/2036	33,625
28,397	6.00%, 03/01/2036	32,818
16,382	5.50%, 06/01/2036	18,372
84,152	5.50%, 08/01/2036	95,233
8,462	6.00%, 08/01/2037	9,700
35,016	7.00%, 08/01/2037	37,553
169,434	5.00%, 04/01/2038	187,621
446,730	5.50%, 05/01/2038	504,399
267,587	4.50%, 03/01/2039	292,964
739,651	4.50%, 05/01/2039	810,232
264,491	4.00%, 09/01/2040	284,794
718,366	5.00%, 09/01/2040	795,472
345,290	3.50%, 12/01/2040	364,231
1,558,619	4.00%, 12/01/2040	1,678,492
1,343,953	5.00%, 02/01/2041	1,494,929
118,589	4.00%, 09/01/2043	127,361
9,720,042	4.00%, 01/01/2044	10,425,387
5,261,583	4.00%, 03/01/2044	5,643,395
2,041,457	4.50%, 04/01/2044	2,234,550
5,266,774	3.50%, 12/01/2044	5,606,155
1,866,416	4.50%, 12/01/2044	2,043,050
3,828,611	3.50%, 05/01/2046	4,039,066
2,962,009	3.50%, 06/01/2046	3,127,333
2,628,315	3.00%, 07/01/2046	2,733,703
	Federal Home Loan Mortgage Corp Multifamily Mortgage Trust(a)(b)
	Series 2013-K25 Class B
5,625,000	3.74%, 11/25/2045	5,907,880
	Series 2015-K49 Class B
800,000	3.85%, 10/25/2048	791,764
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes(b)
	Series 2014-DN1 Class M
110,000	5.03%, 02/25/2024	119,186
	Series 2014-DN2 Class M
430,000	2.18%, 04/25/2024	433,913
	Series 2014-DN2 Class M
165,000	4.13%, 04/25/2024	169,861
	Federal National Mortgage Association
16,139	5.00%, 02/01/2018	16,592
28,455	4.50%, 06/01/2018	29,169
1,591,680	3.50%, 01/01/2031	1,689,251
22,881	4.50%, 08/01/2035	25,147
48,963	6.00%, 02/01/2036	56,268
140,050	5.50%, 03/01/2036	158,027
93,971	6.50%, 06/01/2036	108,242
314,971	6.00%, 02/01/2037	360,561
131,142	6.00%, 03/01/2037	150,369
468	6.50%, 04/01/2037	538
87,820	6.00%, 08/01/2037	100,678
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 52,126	6.50%, 08/01/2037	$ 61,138
1,300,749	4.50%, 07/01/2039	1,425,067
1,568,115	4.00%, 02/01/2041	1,689,834
10,179,555	4.50%, 02/01/2041	11,192,858
1,064,988	4.50%, 07/01/2041	1,171,039
859,517	4.00%, 10/01/2041	926,198
2,299,225	4.00%, 12/01/2041	2,470,067
1,008,284	3.50%, 07/01/2042	1,063,907
3,685,047	4.00%, 04/01/2044	3,958,862
5,574,541	4.00%, 01/01/2045	5,988,753
991,661	3.50%, 08/01/2045	1,046,112
3,377,586	3.50%, 12/01/2045	3,563,044
3,631,756	4.00%, 01/01/2046	3,901,611
4,073,191	3.50%, 02/01/2046	4,296,844
4,087,928	3.50%, 04/01/2046	4,312,712
338,107	3.07%, 03/01/2047(b)	353,884
	Federal National Mortgage Association Connecticut Avenue Securities(b)
	Series 2014-C02 Class IM2
430,000	3.13%, 05/25/2024	424,415
	Series 2014-C03 Class IM2
510,000	3.53%, 07/25/2024	510,638
	Government National Mortgage Association
933,519	4.00%, 02/20/2045	1,000,601
613,442	4.50%, 01/20/2046	663,540
1,940,320	3.50%, 05/20/2046	2,063,553
	Series 2011-H15 Class F
1,330,368	0.94%, 06/20/2061(b)	1,324,858
		106,650,716
TOTAL MORTGAGE-BACKED SECURITIES — 28.02% (Cost $114,001,615)		$116,711,581
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
2,550,000	0.13%, 04/15/2019	2,663,433
2,200,000	0.13%, 01/15/2022	2,387,371
2,410,000	0.13%, 07/15/2022(f)	2,582,118
1,700,000	0.38%, 07/15/2023	1,821,735
3,000,000	0.63%, 01/15/2024	3,246,055
	United States Treasury Note/Bond
1,000,000	0.75%, 08/15/2019	996,523
1,420,000	0.88%, 09/15/2019	1,419,945
2,400,000	1.63%, 07/31/2020	2,452,219
1,000,000	1.38%, 08/31/2020	1,012,266
800,000	1.13%, 06/30/2021	799,062
1,150,000	2.00%, 08/31/2021	1,194,518
7,100,000	1.75%, 04/30/2022	7,280,830
205,000	1.88%, 08/31/2022	211,542
2,650,000	1.63%, 11/15/2022	2,694,409
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 2,000,000	1.75%, 01/31/2023	$ 2,047,266
1,000,000	1.25%, 07/31/2023	989,602
4,030,000	1.38%, 08/31/2023	4,017,847
2,705,000	2.38%, 08/15/2024	2,882,094
13,865,000	2.00%, 02/15/2025	14,357,859
280,000	2.13%, 05/15/2025	292,731
1,740,000	2.00%, 08/15/2025	1,800,629
2,990,000	2.25%, 11/15/2025	3,156,319
1,330,000	1.63%, 02/15/2026	1,332,286
2,930,000	1.63%, 05/15/2026	2,933,891
2,120,000	1.50%, 08/15/2026	2,099,379
200,000	3.38%, 05/15/2044	244,023
480,000	3.13%, 08/15/2044	560,194
3,900,000	3.00%, 11/15/2044	4,446,761
5,800,000	2.50%, 02/15/2045	5,993,940
2,445,000	2.88%, 08/15/2045	2,723,309
2,190,000	3.00%, 11/15/2045	2,498,825
260,000	2.50%, 05/15/2046	269,100
5,220,000	2.25%, 08/15/2046	5,141,047
TOTAL U.S. TREASURY BONDS AND NOTES — 21.26% (Cost $85,256,597)		$ 88,549,128
Shares
EXCHANGE TRADED FUNDS
9,900	iShares JP Morgan USD Emerging Markets Bond ETF	1,160,379

EXCHANGE TRADED FUNDS — 0.28% (Cost $1,143,347)		$ 1,160,379
Principal Amount
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 2.86%
$11,900,000	International Bank for Reconstruction & Development 0.10%, 10/03/2016	11,899,934
SHORT TERM INVESTMENTS — 2.86% (Cost $11,899,934)		$ 11,899,934
TOTAL INVESTMENTS — 99.28% (Cost $399,823,259)		$413,539,941
OTHER ASSETS & LIABILITIES, NET — 0.72%		$ 2,989,715
TOTAL NET ASSETS — 100.00%		$416,529,656
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2016, the aggregate cost and fair value of 144A securities was $52,521,491 and $54,505,205, respectively, representing 13.09% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
(c)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(d)	Security has no contractual maturity date and pays an indefinite stream of interest.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2016. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
ETF	Exchange Traded Fund
LP	Limited Partnership
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities
At September 30, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
U.S. 2 Year Treasury Note Long Futures	118	USD	25,779,313	December 2016	$ 18,438
U.S. 5 Year Treasury Note Long Futures	579	USD	70,357,547	December 2016	13,572
U.S. 10 Year Treasury Note Short Futures	703	USD	92,180,875	December 2016	93,415
U.S. 10 Year Ultra Short Futures	29	USD	4,180,531	December 2016	5,384
U.S. Ultra Bond Short Futures	32	USD	5,884,000	December 2016	(93,000)
				Net Appreciation	$ 37,809
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

September 30, 2016

Corporate Bonds and Notes, Foreign Government Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 1,740,087	$ —	$ 1,740,087
Corporate Bonds and Notes	—	188,646,748	—	188,646,748
Foreign Government Bonds and Notes	—	4,832,084	—	4,832,084
Mortgage-Backed Securities	—	116,711,581	—	116,711,581
U.S. Treasury Bonds and Notes	—	88,549,128	—	88,549,128
Exchange Traded Funds	1,160,379	—	—	1,160,379
Short Term Investments	—	11,899,934	—	11,899,934
Total investments, at fair value:	1,160,379	412,379,562	0	413,539,941
Other Financial Investments:
Futures Contracts(a)	130,809	—	—	130,809
Total Assets	$ 1,291,188	$ 412,379,562	$ 0	$ 413,670,750
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (93,000)	$ —	$ —	$ (93,000)
Total Liabilities	$ (93,000)	$ 0	$ 0	$ (93,000)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

September 30, 2016

Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:
Federal tax cost of investments	$399,878,197
Gross unrealized appreciation on investments	15,567,097
Gross unrealized depreciation on investments	(1,905,353)
Net unrealized appreciation on investments	$13,661,744
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 1,893 futures contracts for the reporting period.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.74%
118,550	Axalta Coating Systems Ltd(a)	$ 3,351,409
45,117	Cabot Corp	2,364,582
85,708	Celanese Corp Series A	5,704,724
113,478	Commercial Metals Co	1,837,209
14,474	Eastman Chemical Co	979,600
153,594	Huntsman Corp	2,498,974
51,992	International Paper Co	2,494,576
118,740	Newmont Mining Corp	4,665,295
85,000	Nucor Corp	4,203,250
72,821	Reliance Steel & Aluminum Co	5,245,297
213,450	Steel Dynamics Inc	5,334,115
		38,679,031
Communications — 2.28%
21,935	ARRIS International PLC(a)	621,419
158,552	CenturyLink Inc	4,349,081
21,072	F5 Networks Inc(a)	2,626,414
54,542	Juniper Networks Inc	1,312,281
67,687	Level 3 Communications Inc(a)	3,139,323
14,292	Tegna Inc	312,423
19,140	Tribune Media Co Class A(b)	698,993
		13,059,934
Consumer, Cyclical — 13.23%
67,603	Alaska Air Group Inc	4,452,334
163,223	Allison Transmission Holdings Inc	4,681,236
92,287	Best Buy Co Inc	3,523,518
24,810	Brunswick Corp	1,210,232
15,013	Burlington Stores Inc(a)	1,216,353
38,963	Dana Holding Corp	607,433
15,542	Dillard's Inc Class A	979,301
29,822	Dolby Laboratories Inc Class A	1,619,036
156,388	DR Horton Inc	4,722,918
20,796	Harman International Industries Inc	1,756,222
6,847	Hyatt Hotels Corp Class A(a)	337,009
161,952	International Game Technology PLC	3,948,390
297,207	JetBlue Airways Corp(a)	5,123,849
27,350	Kohl's Corp	1,196,563
38,289	Lear Corp	4,641,393
134,496	Macy's Inc	4,983,077
88,861	MGM Resorts International(a)	2,313,052
110,878	Michaels Cos Inc(a)	2,679,921
129,401	PACCAR Inc	7,606,191
67,359	United Continental Holdings Inc(a)	3,534,327
12,090	Vail Resorts Inc	1,896,679
47,601	Vista Outdoor Inc(a)	1,897,376
47,655	Visteon Corp	3,414,957
5,506	WABCO Holdings Inc(a)	625,096
15,755	Watsco Inc	2,219,879
9,940	Whirlpool Corp	1,611,870
Shares		Fair Value
Consumer, Cyclical — (continued)
68,340	World Fuel Services Corp	$ 3,161,408
		75,959,620
Consumer, Non-Cyclical — 8.94%
7,645	Aaron's Inc	194,336
39,126	Aramark	1,487,962
1,167	Bio-Rad Laboratories Inc Class A(a)	191,166
6,479	Boston Beer Co Inc Class A(a)(b)	1,005,930
11,486	Bruker Corp	260,158
92,980	Bunge Ltd	5,507,205
21,862	ConAgra Foods Inc	1,029,919
26,353	CoreLogic Inc(a)	1,033,565
8,272	Herbalife Ltd(a)	512,781
111,209	Hologic Inc(a)	4,318,246
16,521	Jazz Pharmaceuticals PLC(a)	2,006,971
19,713	Laboratory Corp of America Holdings(a)	2,710,143
51,104	Mallinckrodt PLC(a)	3,566,037
74,512	ManpowerGroup Inc	5,384,237
30,142	Pilgrim's Pride Corp	636,599
103,953	Quanta Services Inc(a)	2,909,644
62,978	Quest Diagnostics Inc	5,329,828
37,916	United Rentals Inc(a)	2,976,027
31,504	United Therapeutics Corp(a)(b)	3,719,992
28,181	WellCare Health Plans Inc(a)	3,299,713
2,984	West Pharmaceutical Services Inc	222,308
23,131	Zimmer Biomet Holdings Inc	3,007,493
		51,310,260
Energy — 11.05%
163,889	Baker Hughes Inc	8,271,478
21,320	Cabot Oil & Gas Corp	550,056
33,517	Cimarex Energy Co	4,503,679
27,746	Concho Resources Inc(a)	3,810,913
67,709	Devon Energy Corp	2,986,644
38,240	Diamondback Energy Inc(a)	3,691,690
85,603	Energen Corp	4,941,005
193,159	FMC Technologies Inc(a)	5,731,028
31,265	Hess Corp	1,676,429
63,421	Laredo Petroleum Inc(a)	818,131
61,486	Marathon Oil Corp	972,094
43,139	Marathon Petroleum Corp	1,751,012
11,629	National Oilwell Varco Inc(b)	427,249
124,722	Newfield Exploration Co(a)	5,420,418
125,706	Noble Energy Inc	4,492,732
182,591	Oceaneering International Inc	5,023,078
105,317	QEP Resources Inc	2,056,841
57,637	Range Resources Corp	2,233,434
70,961	Superior Energy Services Inc	1,270,202
90,894	Williams Cos Inc	2,793,173
		63,421,286
Financial — 30.52%
124,411	Allied World Assurance Co Holdings AG	5,028,693
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
294,818	Ally Financial Inc	$ 5,740,106
222,576	American Homes 4 Rent REIT Class A	4,816,545
36,691	Ameriprise Financial Inc	3,660,661
570,147	Annaly Capital Management Inc REIT	5,986,544
121,254	Apartment Investment & Management Co REIT Class A	5,566,771
39,284	Arch Capital Group Ltd(a)	3,113,650
52,948	Aspen Insurance Holdings Ltd	2,466,847
16,878	Assured Guaranty Ltd	468,365
73,525	Care Capital Properties Inc	2,095,463
61,177	CBRE Group Inc Class A(a)	1,711,732
234,330	Citizens Financial Group Inc	5,790,294
167,572	CubeSmart REIT	4,568,013
252,073	DDR Corp REIT	4,393,632
145,499	Duke Realty Corp REIT	3,976,488
165,509	E*TRADE Financial Corp(a)	4,819,622
23,372	East West Bancorp Inc	857,986
142,571	Empire State Realty Trust Inc REIT Class A	2,986,862
29,619	EPR Properties REIT	2,332,200
4,685	Equinix Inc REIT	1,687,771
157,919	Equity Commonwealth REIT(a)	4,772,312
54,755	First Horizon National Corp	833,919
8,961	First Industrial Realty Trust Inc REIT	252,879
223,162	Forest City Realty Trust Inc REIT Class A	5,161,737
2,918	Hanover Insurance Group Inc	220,076
7,180	Highwoods Properties Inc REIT	374,222
44,242	Iron Mountain Inc REIT	1,660,402
18,967	Kilroy Realty Corp REIT	1,315,361
26,564	Life Storage Inc	2,362,602
119,054	Lincoln National Corp	5,593,157
522,706	MFA Financial Inc REIT	3,909,841
59,593	Mid-America Apartment Communities Inc REIT	5,601,146
80,296	Navient Corp	1,161,883
45,362	Piedmont Office Realty Trust Inc REIT Class A	987,531
173,965	Progressive Corp	5,479,898
111,726	Prologis Inc REIT	5,981,810
13,684	Regency Centers Corp REIT	1,060,373
134,215	Regions Financial Corp	1,324,702
50,740	Reinsurance Group of America Inc	5,476,876
12,049	Retail Properties of America Inc REIT Class A	202,423
16,636	SEI Investments Co	758,768
40,504	Sun Communities Inc REIT	3,178,754
158,141	SunTrust Banks Inc	6,926,576
5,042	SVB Financial Group(a)	557,343
272,689	Synchrony Financial	7,635,292
118,623	Synovus Financial Corp	3,858,806
60,695	Taubman Centers Inc REIT	4,516,315
168,191	TCF Financial Corp	2,440,451
38,017	UDR Inc REIT	1,368,232
204,735	VEREIT Inc REIT	2,123,102
162,371	Voya Financial Inc	4,679,532
Shares		Fair Value
Financial — (continued)
34,221	Washington Federal Inc	$ 913,016
40,270	Welltower Inc REIT	3,010,988
56,184	Western Alliance Bancorp(a)	2,109,147
157,831	XL Group Ltd	5,307,857
		175,185,574
Industrial — 8.93%
105,167	AECOM (a)	3,126,615
76,268	Agilent Technologies Inc	3,591,460
121,001	AMETEK Inc	5,781,428
36,834	Carlisle Cos Inc	3,778,063
22,458	Crown Holdings Inc(a)	1,282,127
15,061	Curtiss-Wright Corp	1,372,208
46,961	Flextronics International Ltd(a)	639,609
15,154	Garmin Ltd	729,059
288,107	Graphic Packaging Holding Co	4,030,617
20,121	Ingersoll-Rand PLC	1,367,021
43,018	L-3 Communications Holdings Inc	6,484,103
7,874	Mettler-Toledo International Inc(a)	3,305,741
78,580	Owens Corning	4,195,386
14,901	Parker-Hannifin Corp	1,870,523
28,789	Regal Beloit Corp	1,712,658
32,180	Stanley Black & Decker Inc	3,957,496
46,186	Timken Co	1,622,976
49,344	Westrock Co	2,392,197
		51,239,287
Technology — 6.14%
158,633	Allscripts Healthcare Solutions Inc(a)	2,089,197
183,582	Brocade Communications Systems Inc	1,694,462
42,218	Citrix Systems Inc(a)	3,597,818
56,705	KLA-Tencor Corp	3,952,905
41,999	Lam Research Corp(b)	3,977,725
110,888	Maxim Integrated Products Inc	4,427,758
261,583	Nuance Communications Inc(a)	3,792,953
111,189	Teradata Corp(a)	3,446,859
244,474	Teradyne Inc	5,275,749
55,002	Xilinx Inc	2,988,809
		35,244,235
Utilities — 10.71%
445,965	AES Corp	5,730,650
256,411	CenterPoint Energy Inc	5,956,428
90,337	CMS Energy Corp	3,795,057
73,397	DTE Energy Co	6,875,097
82,290	Edison International	5,945,453
9,948	FirstEnergy Corp	329,080
181,817	Great Plains Energy Inc	4,961,786
31,596	Hawaiian Electric Industries Inc	943,141
203,505	MDU Resources Group Inc	5,177,167
232,640	NiSource Inc	5,608,950
47,536	Sempra Energy	5,095,384
58,697	Southwest Gas Corp	4,100,572
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Utilities — (continued)
120,819	UGI Corp	$ 5,465,852
36,096	Xcel Energy Inc	1,484,989
		61,469,606
TOTAL COMMON STOCK — 98.54% (Cost $539,680,805)		$565,568,833
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.66%
$188,428	Undivided interest of 0.48% in a repurchase agreement (principal amount/value $38,982,030 with a maturity value of $38,983,654) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 9/30/16 to be repurchased at $188,428 on 10/3/16 collateralized by various U.S. Government Agency securities, 2.14% - 6.00%, 3/1/26 - 9/1/46, with a value of $39,761,671.(c)
		$ 188,428
895,259	Undivided interest of 0.64% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Citigroup Global Markets Inc, 0.52%, dated 9/30/16 to be repurchased at $895,259 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 2/15/20 - 9/9/49, with a value of $142,882,771.(c)	895,259
895,259	Undivided interest of 0.64% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Daiwa Capital Markets America Inc, 0.52%, dated 9/30/16 to be repurchased at $895,259 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 10/13/16 - 9/9/49, with a value of $142,882,772.(c)	895,259
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$895,259	Undivided interest of 0.86% in a repurchase agreement (principal amount/value $103,823,677 with a maturity value of $103,827,743) with Scotia Capital (USA) Inc, 0.47%, dated 9/30/16 to be repurchased at $895,259 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 5.50%, 2/1/21 - 8/1/46, with a value of $105,904,298.(c)
		$ 895,259
895,259	Undivided interest of 0.91% in a repurchase agreement (principal amount/value $97,866,782 with a maturity value of $97,870,534) with HSBC Securities (USA) Inc, 0.46%, dated 9/30/16 to be repurchased at $895,259 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.13%, 10/3/16 - 7/15/37, with a value of $99,824,451.(c)	895,259
SHORT TERM INVESTMENTS — 0.66% (Cost $3,769,464)		$ 3,769,464
TOTAL INVESTMENTS — 99.20% (Cost $543,450,269)		$569,338,297
OTHER ASSETS & LIABILITIES, NET — 0.80%		$ 4,589,180
TOTAL NET ASSETS — 100.00%		$573,927,477
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2016.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
At September 30, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
S&P Mid 400® Emini Long Futures	45	USD	6,912,450	December 2016	$100,110
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 30, 2016

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 565,568,833	$ —	$ —	$ 565,568,833
Short Term Investments	—	3,769,464	—	3,769,464
Total investments, at fair value:	565,568,833	3,769,464	0	569,338,297
Other Financial Investments:
Futures Contracts(a)	100,110	—	—	100,110
Total Assets	$ 565,668,943	$ 3,769,464	$ 0	$ 569,438,407
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:
Federal tax cost of investments	$545,514,809
Gross unrealized appreciation on investments	38,667,843
Gross unrealized depreciation on investments	(14,844,355)
Net unrealized appreciation on investments	$23,823,488

September 30, 2016

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 57 futures contracts for the reporting period.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.53%
25,578	Air Liquide SA(a)(b)	$ 2,742,910
9,000	Air Water Inc(a)	169,953
16,536	Akzo Nobel NV(a)	1,118,500
161,468	Alumina Ltd(a)	181,789
92,219	Anglo American PLC(a)(c)	1,149,920
26,236	Antofagasta PLC(a)	177,550
119,786	ArcelorMittal (a)(c)	730,502
4,316	Arkema SA(a)	399,587
81,000	Asahi Kasei Corp(a)	645,502
60,065	BASF SE(a)(c)	5,143,110
212,133	BHP Billiton Ltd(a)	3,674,678
139,503	BHP Billiton PLC(a)	2,097,012
17,581	Boliden AB(a)	413,235
10,059	Brenntag AG(a)	549,716
4,585	Covestro AG(a)(c)(d)	271,333
7,578	Croda International PLC(a)	341,851
19,600	Daicel Corp(a)	247,687
518	EMS-Chemie Holding AG(a)	278,428
9,726	Evonik Industries AG(a)	329,269
104,728	Fortescue Metals Group Ltd(a)	400,855
14,471	Fresnillo PLC(a)	339,360
4,398	Fuchs Petrolub SE(a)	200,798
612	Givaudan SA(a)	1,247,696
808,165	Glencore PLC(a)(c)	2,213,145
6,200	Hitachi Chemical Co Ltd(a)(c)	142,457
13,100	Hitachi Metals Ltd(a)(b)	161,159
116,355	Incitec Pivot Ltd(a)	252,888
28,808	Israel Chemicals Ltd(a)	112,224
33,300	JFE Holdings Inc(a)	486,795
12,856	Johnson Matthey PLC(a)	548,194
14,000	JSR Corp(a)(b)	220,045
12,183	K+S AG(a)(b)	231,340
16,000	Kaneka Corp(a)	126,679
14,500	Kansai Paint Co Ltd(a)(b)	317,849
21,400	Kobe Steel Ltd(a)(c)	194,096
11,499	Koninklijke DSM NV(a)	776,594
22,600	Kuraray Co Ltd(a)	335,271
6,062	LANXESS AG(a)	377,345
12,274	Linde AG(a)	2,085,618
3,552	Lonza Group AG(a)	679,849
88,600	Mitsubishi Chemical Holdings Corp(a)	555,469
13,500	Mitsubishi Gas Chemical Co Inc(a)	193,280
7,800	Mitsubishi Materials Corp(a)	213,348
62,000	Mitsui Chemicals Inc(a)	294,919
24,724	Mondi PLC(a)	519,128
49,672	Newcrest Mining Ltd(a)	838,472
10,600	Nippon Paint Holdings Co Ltd(a)(b)	354,706
52,774	Nippon Steel & Sumitomo Metal Corp(a)	1,082,943
11,100	Nitto Denko Corp(a)	720,898
88,902	Norsk Hydro ASA(a)	384,392
15,112	Novozymes A/S Class B(a)	666,528
5,417	OCI (a)(b)(c)	79,836
57,000	Oji Holdings Corp(a)	225,922
6,215	Randgold Resources Ltd(a)	622,489
28,398	Rio Tinto Ltd(a)	1,129,688
Shares		Fair Value
Basic Materials — (continued)
81,682	Rio Tinto PLC(a)	$ 2,714,259
25,500	Shin-Etsu Chemical Co Ltd(a)(b)	1,779,208
4,736	Solvay SA(a)	548,774
349,879	South32 Ltd(a)	651,902
34,540	Stora Enso OYJ Class R(a)	306,829
105,000	Sumitomo Chemical Co Ltd(a)	466,558
33,000	Sumitomo Metal Mining Co Ltd(a)	455,788
8,174	Symrise AG(a)	599,440
6,140	Syngenta AG(a)	2,688,967
8,000	Taiyo Nippon Sanso Corp(a)	83,471
12,200	Teijin Ltd(a)	236,681
23,512	ThyssenKrupp AG(a)	561,773
95,000	Toray Industries Inc(a)	925,252
6,507	Umicore SA(a)	408,570
35,992	UPM-Kymmene OYJ(a)	759,960
7,555	Voestalpine AG(a)	261,185
12,232	Yara International ASA(a)	407,607
		53,851,031
Communications — 7.04%
23,446	Altice SA Class A(a)(b)(c)	419,909
7,458	Altice SA Class B(a)(c)	134,040
63,776	Auto Trader Group PLC(a)(d)	335,184
2,905	Axel Springer SE(a)	148,862
134,649	Bezeq The Israeli Telecommunication Corp Ltd(a)(b)	254,053
549,784	BT Group PLC(a)	2,765,769
14,000	Dentsu Inc(a)	712,567
212,990	Deutsche Telekom AG(a)	3,578,360
9,048	Elisa OYJ(a)	333,450
10,800	Eutelsat Communications SA(a)	223,533
13,800	Hakuhodo DY Holdings Inc(a)	161,738
1,200	Hikari Tsushin Inc(a)	111,433
178,900	HKT Trust & HKT Ltd	251,868
1,689	Iliad SA(a)	354,585
29,209	Inmarsat PLC(a)	266,087
247,185	ITV PLC(a)	599,279
4,510	JCDecaux SA(a)	145,830
8,500	Kakaku.com Inc(a)	153,917
120,800	KDDI Corp(a)	3,742,627
224,996	Koninklijke KPN NV(a)	746,482
7,247	Lagardere SCA(a)	184,555
12,900	M3 Inc(a)(c)	441,573
4,404	Millicom International Cellular SA(a)	228,177
2,600	Mixi Inc(a)	94,200
3,975	NICE-Systems Ltd(a)	264,681
45,700	Nippon Telegraph & Telephone Corp(a)	2,090,135
381,741	Nokia OYJ(a)(c)	2,212,718
91,300	NTT DOCOMO Inc(a)	2,319,295
6,582	Numericable-SFR (a)	193,877
131,517	Orange SA(a)	2,060,560
262,000	PCCW Ltd(a)	161,370
54,097	Pearson PLC(a)	528,479
14,394	ProSiebenSat.1 Media AG(a)	617,149
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Communications — (continued)
9,448	Proximus (a)	$ 282,648
12,465	Publicis Groupe SA(a)	943,204
61,500	Rakuten Inc(a)	802,778
2,746	RTL Group SA(a)	228,125
14,940	SBI Holdings Inc(a)	178,450
5,071	Schibsted ASA Class A(a)	149,334
5,688	Schibsted ASA Class B(a)	152,617
20,580	Seek Ltd(a)	246,714
23,649	SES SA(a)	580,701
102,200	Singapore Press Holdings Ltd(a)(b)(c)	286,425
527,100	Singapore Telecommunications Ltd(a)	1,541,711
67,983	Sky PLC(a)	787,486
63,400	SoftBank Group Corp(a)	4,108,866
126,385	Spark New Zealand Ltd(a)	332,508
41,800	StarHub Ltd(a)	105,547
11,400	Start Today Co Ltd(a)	196,156
1,668	Swisscom AG(a)	793,417
54,222	TDC A/S(a)(c)	319,334
19,729	Tele2 AB Class B(a)	170,302
398,651	Telecom Italia RNC(a)	270,623
690,522	Telecom Italia SpA(a)(b)(c)	573,759
199,235	Telefonaktiebolaget LM Ericsson Class B(a)	1,438,533
48,715	Telefonica Deutschland Holding AG(a)	196,416
295,753	Telefonica SA(a)	2,990,979
3,791	Telenet Group Holding NV(a)(c)	198,036
48,464	Telenor ASA(a)	833,382
167,453	TeliaSonera AB(a)	750,036
278,588	Telstra Corp Ltd(a)	1,110,764
20,469	TPG Telecom Ltd(a)	135,829
7,100	Trend Micro Inc(a)	247,685
8,097	United Internet AG(a)	358,594
77,118	Vivendi SA(a)	1,556,440
36,263	Vocus Communications Ltd(a)	173,911
1,737,203	Vodafone Group PLC(a)	4,981,018
19,799	Wolters Kluwer NV(a)(c)	846,436
84,627	WPP PLC(a)	1,988,103
90,400	Yahoo Japan Corp(a)	360,589
		58,053,798
Consumer, Cyclical — 12.46%
2,100	ABC-Mart Inc(a)(c)	143,008
11,443	Accor SA(a)	454,053
12,233	Adidas AG(a)	2,127,629
44,300	Aeon Co Ltd(a)	655,439
13,000	Aisin Seiki Co Ltd(a)(b)	595,578
83,000	ANA Holdings Inc(a)	225,489
36,471	Aristocrat Leisure Ltd(a)	443,741
10,500	Asics Corp(a)	211,557
13,400	Bandai Namco Holdings Inc(a)	410,148
64,088	Barratt Developments PLC(a)	410,208
21,619	Bayerische Motoren Werke AG(a)	1,820,227
8,436	Berkeley Group Holdings PLC(a)	281,767
43,300	Bridgestone Corp(a)	1,595,336
Shares		Fair Value
Consumer, Cyclical — (continued)
22,566	Bunzl PLC(a)	$ 665,140
28,970	Burberry Group PLC(a)	516,571
12,266	Carnival PLC(a)	598,287
82,000	Cathay Pacific Airways Ltd(a)	114,631
3,623	Christian Dior SE(a)	649,777
34,586	Cie Financiere Richemont SA(a)(b)	2,109,317
11,878	Cie Generale des Etablissements Michelin(a)	1,315,318
26,800	City Developments Ltd(a)	179,249
109,096	Compass Group PLC(a)	2,111,399
7,305	Continental AG(a)	1,539,181
23,402	Crown Resorts Ltd(a)	236,066
62,901	Daimler AG(a)	4,436,284
36,900	Daiwa House Industry Co Ltd(a)	1,012,709
31,600	Denso Corp(a)	1,260,984
14,020	Deutsche Lufthansa AG(a)(b)	156,301
60,232	Dixons Carphone PLC(a)	287,616
3,969	Domino's Pizza Enterprises Ltd(a)	215,049
7,900	Don Quijote Holdings Co Ltd(a)	289,814
2,992	Dufry AG(a)(c)	375,110
10,759	Easy Jet PLC(a)(c)	140,147
16,476	Electrolux AB Class B(a)	412,671
5,400	FamilyMart Co Ltd(a)	360,484
3,500	Fast Retailing Co Ltd(a)	1,127,086
8,074	Ferrari NV(a)	419,571
56,912	Fiat Chrysler Automobiles NV(a)	361,746
3,924	Flight Centre Travel Group Ltd(a)(b)	109,851
39,100	Fuji Heavy Industries Ltd(a)	1,467,012
160,000	Galaxy Entertainment Group Ltd(a)	608,438
400,500	Genting Singapore PLC(a)	221,323
112,228	GKN PLC(a)	465,544
30,758	Harvey Norman Holdings Ltd(a)(c)	123,122
62,964	Hennes & Mauritz AB Class B(a)	1,777,199
1,743	Hermes International(a)	709,599
16,700	Hino Motors Ltd(a)	178,426
107,700	Honda Motor Co Ltd(a)	3,108,254
3,300	Hoshizaki Electric Co Ltd(a)	301,144
4,168	Hugo Boss AG(a)(c)	230,723
10,056	Iida Group Holdings Co Ltd(a)	202,354
72,050	Inditex SA(a)	2,671,476
12,527	InterContinental Hotels Group PLC(a)	516,136
53,229	International Consolidated Airlines Group SA(a)	276,183
22,900	Isetan Mitsukoshi Holdings Ltd(a)	225,481
39,000	Isuzu Motors Ltd(a)	459,072
99,100	ITOCHU Corp(a)	1,247,626
16,600	J Front Retailing Co Ltd(a)	217,360
8,500	Japan Airlines Co Ltd(a)	249,862
6,055	Jardine Cycle & Carriage Ltd(a)	191,257
14,900	JTEKT Corp(a)	223,798
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
4,931	Kering (a)	$ 994,997
150,784	Kingfisher PLC(a)	735,485
7,500	Koito Manufacturing Co Ltd(a)(c)	365,022
4,300	Lawson Inc(a)	339,687
382,000	Li & Fung Ltd(a)(b)	196,833
10,989	Luxottica Group SpA(a)	524,872
18,417	LVMH Moet Hennessy Louis Vuitton SE(a)	3,140,316
111,519	Marks & Spencer Group PLC(a)	478,283
111,900	Marubeni Corp(a)(b)	574,841
14,500	Marui Group Co Ltd(a)(b)	191,542
37,000	Mazda Motor Corp(a)	567,645
4,500	McDonald's Holdings Co Japan Ltd(a)	132,551
12,387	Melco Crown Entertainment Ltd ADR(b)	199,555
45,603	Merlin Entertainments PLC(a)(d)	259,574
70,000	MGM China Holdings Ltd(a)	122,402
99,900	Mitsubishi Corp(a)	2,277,328
6,000	Mitsubishi Logistics Corp(a)(c)	86,776
47,100	Mitsubishi Motors Corp(a)	220,017
113,800	Mitsui & Co Ltd(a)	1,577,142
11,318	Mobileye NV(b)(c)	481,807
9,480	Next PLC(a)	586,677
17,000	NGK Insulators Ltd(a)	353,270
11,600	NGK Spark Plug Co Ltd(a)(b)	204,976
11,300	NHK Spring Co Ltd(a)	109,545
7,400	Nintendo Co Ltd(a)	1,981,370
164,600	Nissan Motor Co Ltd(a)	1,614,541
5,200	Nitori Holdings Co Ltd(a)	623,338
7,000	NOK Corp(a)(c)	153,170
7,116	Nokian Renkaat OYJ(a)	259,451
14,100	Oriental Land Co Ltd(a)	858,659
5,120	Paddy Power Betfair PLC(a)	578,952
137,900	Panasonic Corp(a)	1,379,215
7,217	Pandora A/S(a)	874,121
19,491	Persimmon PLC(a)	458,029
31,461	Peugeot SA(a)(c)	480,437
9,800	Porsche Automobil Holding SE(a)	501,301
31,289	Qantas Airways Ltd(a)	75,150
12,515	Renault SA(a)	1,029,604
20,055	Rexel SA(a)	307,212
11,014	Ryanair Holdings PLC(a)	150,087
1,600	Ryohin Keikaku Co Ltd(a)	323,134
161,600	Sands China Ltd(a)	708,314
3,000	Sankyo Co Ltd(a)	102,493
10,739	Schaeffler AG(a)	170,066
13,300	Sega Sammy Holdings Inc(a)	189,724
28,100	Sekisui Chemical Co Ltd(a)	404,140
40,700	Sekisui House Ltd(a)	693,393
96,000	Shangri-La Asia Ltd(a)	105,515
70,000	Sharp Corp(a)(b)(c)	92,839
1,500	Shimamura Co Ltd(a)	182,612
4,800	Shimano Inc(a)	712,914
37,000	Singapore Airlines Ltd(a)	285,850
132,000	SJM Holdings Ltd(a)	97,821
6,219	Sodexo SA(a)	740,810
Shares		Fair Value
Consumer, Cyclical — (continued)
83,400	Sony Corp(a)	$ 2,763,092
9,300	Stanley Electric Co Ltd(a)	251,452
77,400	Sumitomo Corp(a)(b)	866,465
51,100	Sumitomo Electric Industries Ltd(a)(b)	722,386
10,800	Sumitomo Rubber Industries Ltd(a)	163,360
2,400	Sundrug Co Ltd(a)	201,454
22,600	Suzuki Motor Corp(a)	756,988
3,155	Swatch Group AG(a)	175,668
2,042	Swatch Group AG(a)(b)	578,881
48,670	Tabcorp Holdings Ltd(a)	186,374
18,000	Takashimaya Co Ltd(a)	147,797
102,492	Tatts Group Ltd(a)	288,061
207,694	Taylor Wimpey PLC(a)	413,991
7,100	Toho Co Ltd(a)	235,843
3,800	Toyoda Gosei Co Ltd(a)(c)	88,350
10,600	Toyota Industries Corp(a)	492,016
174,855	Toyota Motor Corp(a)	10,142,717
13,600	Toyota Tsusho Corp(a)	316,060
15,083	Travis Perkins PLC(a)	300,644
2,400	Tsuruha Holdings Inc(a)	277,441
34,346	TUI AG(a)	487,606
14,800	USS Co Ltd(a)	250,483
15,603	Valeo SA(a)	910,733
2,027	Volkswagen AG(a)	293,517
100,479	Volvo AB Class B(a)	1,147,256
11,823	Whitbread PLC(a)	599,888
56,367	William Hill PLC(a)	222,294
16,428	Wolseley PLC(a)	923,735
109,200	Wynn Macau Ltd(a)(b)	182,278
45,000	Yamada Denki Co Ltd(a)	223,204
10,800	Yamaha Corp(a)	349,611
17,800	Yamaha Motor Co Ltd(a)	359,619
8,700	Yokohama Rubber Co Ltd(a)	139,263
45,500	Yue Yuen Industrial Holdings Ltd(a)	188,044
5,510	Zalando SE(a)(c)(d)	230,216
		102,778,120
Consumer, Non-Cyclical — 25.26%
42,520	Abertis Infraestructuras SA(a)	662,441
6,548	Actelion Ltd(a)	1,136,301
10,732	Adecco SA(a)	604,917
11,025	AerCap Holdings NV(c)	424,352
16,726	Aggreko PLC(a)	206,097
36,000	Ajinomoto Co Inc(a)	802,672
12,200	Alfresa Holdings Corp(a)(c)	258,327
52,719	Anheuser-Busch InBev NV(a)	6,932,997
5,593	Aryzta AG(a)	248,786
25,000	Asahi Group Holdings Ltd(a)	910,681
32,675	Ashtead Group PLC(a)	536,566
23,296	Associated British Foods PLC(a)	784,648
139,500	Astellas Pharma Inc(a)	2,178,859
82,731	AstraZeneca PLC(a)	5,355,886
27,097	Atlantia SpA(a)	688,203
16,724	Babcock International Group PLC(a)	223,683
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
153	Barry Callebaut AG(a)	$ 203,622
54,159	Bayer AG(a)	5,439,232
6,830	Beiersdorf AG(a)	644,708
4,100	Benesse Holdings Inc(a)	104,719
103,647	Brambles Ltd(a)	955,371
122,348	British American Tobacco PLC(a)	7,802,040
18,261	Bureau Veritas SA(a)	391,792
5,500	Calbee Inc(a)	208,385
43,096	Capita PLC(a)	373,047
7,205	Carlsberg A/S Class B(a)	688,610
36,130	Carrefour SA(a)	936,796
3,820	Casino Guichard Perrachon SA(a)	185,937
6,564	CHR Hansen Holding A/S(a)	390,983
14,900	Chugai Pharmaceutical Co Ltd(a)	538,549
37,230	Coca-Cola Amatil Ltd(a)	293,564
14,000	Coca-Cola European Partners PLC(a)	557,485
12,579	Coca-Cola HBC AG(a)	292,147
3,511	Cochlear Ltd(a)	380,568
7,768	Coloplast A/S Class B(a)	604,127
4,446	Colruyt SA(a)	246,913
30,066	CSL Ltd(a)	2,472,348
6,500	Cyberdyne Inc(a)(c)	101,801
34,000	Dai Nippon Printing Co Ltd(a)	333,528
40,200	Daiichi Sankyo Co Ltd(a)(b)	965,942
38,934	Danone SA(a)	2,890,975
164,429	Diageo PLC(a)	4,708,743
37,679	Distribuidora Internacional de Alimentacion SA(a)	233,327
12,899	Edenred (a)	301,421
16,600	Eisai Co Ltd(a)	1,038,223
13,290	Essilor International SA(a)	1,714,359
61,746	Experian PLC(a)	1,232,754
163,500	First Pacific Co Ltd(a)	116,786
14,107	Fresenius Medical Care AG & Co KGaA(a)	1,234,171
27,035	Fresenius SE(a)	2,159,609
96,870	G4S PLC(a)	285,516
261	Galenica AG(a)	277,553
3,698	Genmab A/S(a)(c)	632,923
13,148	Getinge AB Class B(a)	254,887
319,360	GlaxoSmithKline PLC(a)	6,799,796
518,400	Golden Agri-Resources Ltd(a)	135,546
20,092	Grifols SA(a)	433,090
117,051	Healthscope Ltd(a)	276,472
6,580	Heineken Holding NV(a)	527,164
15,315	Heineken NV(a)	1,346,214
6,863	Henkel AG & Co KGaA(a)	800,463
9,292	Hikma Pharmaceuticals PLC(a)	242,601
4,200	Hisamitsu Pharmaceutical Co Inc(a)	227,010
278,400	Hutchison Port Holdings Trust(a)	124,282
5,505	ICA Gruppen AB(a)	181,849
63,323	Imperial Tobacco Group PLC(a)	3,258,847
10,567	Intertek Group PLC(a)	476,896
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
10,848	ISS A/S(a)	$ 450,786
89,073	J Sainsbury PLC(a)	283,586
72,700	Japan Tobacco Inc(a)	2,975,991
15,529	Jeronimo Martins SGPS SA(a)	269,144
32,600	Kao Corp(a)	1,843,140
10,223	Kerry Group PLC Class A	851,658
10,000	Kikkoman Corp(a)	320,268
53,400	Kirin Holdings Co Ltd(a)	887,492
84,381	Koninklijke Ahold NV(a)	1,921,869
1,900	Kose Corp(a)(c)	194,554
17,600	Kyowa Hakko Kirin Co Ltd(a)	277,997
64	Lindt & Sprungli AG(a)	370,123
7	Lindt & Sprungli AG	477,751
16,473	L'Oreal SA(a)	3,113,570
24,750	Marine Harvest ASA(a)	443,968
23,927	Mediclinic International PLC(a)	287,076
11,100	Medipal Holdings Corp(a)(c)	192,409
7,500	MEIJI Holdings Co Ltd(a)	744,680
8,363	Merck KGaA(a)	902,079
11,828	Metro AG(a)	352,071
3,200	Miraca Holdings Inc(a)	159,563
14,100	Mitsubishi Tanabe Pharma Corp(a)	302,000
208,784	Nestle SA(a)	16,486,436
12,000	NH Foods Ltd(a)(c)	289,889
13,425	Nisshin Seifun Group Inc(a)(c)	204,632
3,800	Nissin Foods Holdings Co Ltd(a)	230,961
146,469	Novartis AG(a)	11,559,381
125,738	Novo Nordisk A/S Class B(a)	5,240,598
19,100	Olympus Corp(a)	666,998
27,500	Ono Pharmaceutical Co Ltd(a)	767,812
6,982	Orion Oyj Class B(a)	275,257
54,572	Orkla ASA(a)	565,107
25,900	Otsuka Holdings Co Ltd(a)	1,180,591
6,600	Park24 Co Ltd(a)	214,652
14,062	Pernod Ricard SA(a)	1,665,430
1,500	Pola Orbis Holdings Inc(a)	134,275
15,296	Qiagen NV(a)(c)	421,762
9,057	Ramsay Health Care Ltd(a)	551,108
8,261	Randstad Holding NV(a)	375,650
41,488	Reckitt Benckiser Group PLC(a)	3,905,325
23,500	Recruit Holdings Co Ltd(a)	958,640
64,892	RELX NV(a)	1,160,716
72,010	RELX PLC(a)(c)	1,364,620
1,482	Remy Cointreau SA(a)	126,466
46,045	Roche Holding AG(a)	11,442,119
24,649	Ryman Healthcare Ltd(a)(c)	173,026
64,237	SABMiller PLC(a)(c)	3,741,335
76,113	Sanofi (a)	5,796,106
24,600	Santen Pharmaceutical Co Ltd(a)	363,253
14,000	Secom Co Ltd(a)	1,045,441
21,452	Securitas AB Class B(a)	359,257
49,900	Seven & i Holdings Co Ltd(a)	2,359,037
359	SGS SA(a)	804,438
16,000	Shimadzu Corp(a)	244,185
20,000	Shionogi & Co Ltd(a)	1,024,671
59,258	Shire PLC(a)	3,831,407
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
24,900	Shiseido Co Ltd(a)	$ 659,494
58,849	Smith & Nephew PLC(a)	948,371
1,841	Societe BIC SA(a)	272,192
4,600	Sohgo Security Services Co Ltd(a)(c)	247,217
25,551	Sonic Healthcare Ltd(a)	432,683
3,609	Sonova Holding AG(a)	511,743
10,700	Sumitomo Dainippon Pharma Co Ltd(a)(b)	207,245
9,100	Suntory Beverage & Food Ltd(a)	393,469
5,160	Suzuken Co Ltd(a)	170,386
40,569	Svenska Cellulosa AB SCA Class B(a)	1,204,124
12,116	Swedish Match AB(a)	444,557
10,100	Sysmex Corp(a)	749,354
2,200	Taisho Pharmaceutical Holdings Co Ltd(a)	225,483
47,000	Takeda Pharmaceutical Co Ltd(a)	2,252,693
977	Taro Pharmaceutical Industries Ltd(b)(c)	107,968
32,585	Tate & Lyle PLC(a)	316,082
21,700	Terumo Corp(a)	834,704
545,387	Tesco PLC(a)(c)	1,291,363
59,940	Teva Pharmaceutical Industries Ltd(a)	2,782,109
37,000	Toppan Printing Co Ltd(a)	333,997
6,200	Toyo Suisan Kaisha Ltd(a)	263,024
134,601	Transurban Group(a)	1,176,322
51,258	Treasury Wine Estates Ltd(a)	435,011
8,376	UCB SA(a)	648,354
26,200	Unicharm Corp(a)	679,826
106,533	Unilever NV(a)	4,908,346
84,773	Unilever PLC(a)	4,010,896
74,402	Wesfarmers Ltd(a)	2,522,316
398,500	WH Group Ltd(a)(d)	322,085
8,765	William Demant Holding A/S(a)(c)	178,871
120,900	Wilmar International Ltd(a)	287,039
138,227	WM Morrison Supermarkets PLC(a)	390,123
84,566	Woolworths Ltd(a)	1,514,051
5,600	Yakult Honsha Co Ltd(a)(b)	253,102
8,000	Yamazaki Baking Co Ltd(a)(c)	196,712
		208,302,775
Diversified — 0.67%
62,807	Bollore SA(a)(c)	218,646
175,424	CK Hutchison Holdings Ltd(a)	2,242,313
11,639	Industrivarden AB Class C(a)(c)	215,427
15,779	Jardine Matheson Holdings Ltd	956,365
100,000	Keppel Corp Ltd(a)	398,002
422,100	Noble Group Ltd(a)(c)	47,563
106,857	NWS Holdings Ltd(a)	179,072
36,500	Swire Pacific Ltd Class A(a)	395,304
1,992	Wendel SA(a)	232,465
Shares		Fair Value
Diversified — (continued)
87,300	Wharf Holdings Ltd(a)	$ 640,483
		5,525,640
Energy — 4.90%
72,879	APA Group(a)	477,472
1,228,240	BP PLC(a)	7,158,257
16,543	Caltex Australia Ltd(a)	437,377
5,727	DCC PLC(a)	450,647
168,028	Eni SpA(a)	2,421,345
29,829	Galp Energia SGPS SA(a)	407,523
6,500	Idemitsu Kosan Co Ltd(a)	134,577
62,100	Inpex Corp(a)	564,642
140,000	JX Holdings Inc(a)	566,659
4,454	Koninklijke Vopak NV(a)	233,600
11,956	Lundin Petroleum AB(a)(c)	218,842
8,403	Neste OYJ(a)	358,440
91,313	Oil Search Ltd(a)	502,909
10,131	OMV AG(a)	291,694
14,456	Petrofac Ltd(a)	167,227
72,966	Repsol SA(a)	991,190
276,984	Royal Dutch Shell PLC Class A(a)	6,888,946
250,140	Royal Dutch Shell PLC Class B(a)	6,483,408
399,074	Saipem SpA(a)(b)(c)	169,079
108,531	Santos Ltd(a)	305,893
10,500	Showa Shell Sekiyu KK(a)	97,609
72,543	Statoil ASA(a)	1,217,873
6,825	Technip SA(a)	419,564
21,000	TonenGeneral Sekiyu KK(a)	212,959
146,296	Total SA(a)(c)	6,957,959
14,103	Vestas Wind Systems A/S(a)	1,164,958
49,669	Woodside Petroleum Ltd(a)	1,101,301
		40,401,950
Financial — 22.49%
64,584	3i Group PLC(a)	544,113
54,569	Aberdeen Asset Management PLC(a)	230,256
15,203	ABN AMRO Group NV(a)(d)	314,341
25,100	Acom Co Ltd(a)(c)	118,335
13,327	Admiral Group PLC(a)	353,538
118,264	Aegon NV(a)	451,111
7,200	AEON Financial Service Co Ltd(a)	126,030
6,710	Aeon Mall Co Ltd(a)	105,984
13,390	Ageas (a)	489,586
788,200	AIA Group Ltd(a)	5,300,443
29,858	Allianz SE(a)	4,437,227
190,709	AMP Ltd(a)	775,305
80,000	Aozora Bank Ltd(a)	275,741
132,975	Ascendas REIT(a)	246,201
76,131	Assicurazioni Generali SpA(a)	929,103
12,855	ASX Ltd(a)	476,257
190,303	Australia & New Zealand Banking Group Ltd(a)	4,053,755
269,439	Aviva PLC(a)	1,537,082
128,388	AXA SA(a)	2,729,823
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
3,061	Azrieli Group(a)	$ 134,110
3,285	Baloise Holding AG(a)	397,754
421,954	Banco Bilbao Vizcaya Argentaria SA(a)	2,553,072
336,729	Banco de Sabadell SA(a)	431,396
106,001	Banco Espirito Santo SA(a)(c)	201
209,605	Banco Popular Espanol SA(a)	259,422
942,902	Banco Santander SA(a)	4,183,049
70,173	Bank Hapoalim BM(a)	398,454
89,582	Bank Leumi Le-Israel BM(a)(c)	340,934
77,083	Bank of East Asia Ltd(a)	314,604
1,794,615	Bank of Ireland(a)(c)	375,208
19,000	Bank of Kyoto Ltd(a)	139,077
25,220	Bank of Queensland Ltd(a)	220,888
306,844	Bankia SA(a)	251,789
45,336	Bankinter SA(a)	322,570
1,119,126	Barclays PLC(a)	2,425,552
28,426	Bendigo & Adelaide Bank Ltd(a)	235,760
69,976	BNP Paribas SA(a)	3,599,135
245,000	BOC Hong Kong Holdings Ltd(a)	833,588
63,386	British Land Co PLC REIT(a)	518,777
169,395	CaixaBank SA(a)	428,060
146,200	CapitaLand Commercial Trust REIT(a)(c)	170,987
176,600	CapitaLand Ltd(a)	416,912
151,900	CapitaLand Mall Trust REIT(a)(c)	242,004
35,861	Challenger Ltd(a)(c)	280,818
176,924	Cheung Kong Property Holdings Ltd(a)	1,301,427
44,000	Chiba Bank Ltd(a)(c)	249,885
11,700	Chugoku Bank Ltd(a)(c)	142,719
12,603	CNP Assurances(a)	211,743
67,479	Commerzbank AG(a)	435,981
112,784	Commonwealth Bank of Australia(a)	6,289,207
79,100	Concordia Financial Group Ltd(a)	345,133
68,577	Credit Agricole SA(a)	676,441
11,100	Credit Saison Co Ltd(a)	184,285
121,975	Credit Suisse Group AG(a)	1,603,073
70,700	Dai-ichi Life Insurance Co Ltd(a)	969,970
4,700	Daito Trust Construction Co Ltd(a)	751,716
80	Daiwa House REIT Investment Corp(a)	234,520
108,000	Daiwa Securities Group Inc(a)	608,073
45,358	Danske Bank A/S(a)	1,326,990
118,778	DBS Group Holdings Ltd(a)	1,347,760
30,494	Deutsche Annington Immobilien SE(a)(c)	1,156,008
91,998	Deutsche Bank AG(a)(c)	1,199,039
12,892	Deutsche Boerse AG(a)(c)	1,046,428
22,563	Deutsche Wohnen AG(a)	821,029
66,222	Dexus Property Group REIT(a)	465,446
90,876	Direct Line Insurance Group PLC(a)	429,095
63,131	DNB ASA(a)	829,968
Shares		Fair Value
Financial — (continued)
18,603	Erste Group Bank AG(a)	$ 550,869
2,707	Eurazeo SA(a)	157,043
7,453	EXOR SpA(a)	301,784
2,042	Fonciere Des Regions REIT(a)	190,282
56,000	Fukuoka Financial Group Inc(a)	232,755
2,676	Gecina SA(a)(c)	421,712
12,726	Gjensidige Forsikring ASA(a)	238,018
173,000	Global Logistic Properties Ltd(a)	238,628
115,026	Goodman Group REIT(a)	644,685
119,138	GPT Group REIT(a)	463,930
5,296	Groupe Bruxelles Lambert SA(a)	470,091
25,000	Hachijuni Bank Ltd(a)	130,204
51,778	Hammerson PLC REIT(a)	393,732
140,000	Hang Lung Properties Ltd(a)	317,568
49,300	Hang Seng Bank Ltd(a)	884,998
4,074	Hannover Rueck SE(a)	436,716
17,506	Hargreaves Lansdown PLC(a)	288,030
74,824	Henderson Land Development Co Ltd(a)	446,457
31,000	Hiroshima Bank Ltd(a)(c)	128,588
76,715	Hong Kong Exchanges & Clearing Ltd(a)	2,030,289
76,100	Hongkong Land Holdings Ltd(a)	542,196
1,318,601	HSBC Holdings PLC(a)	9,909,852
18,300	Hulic Co Ltd(a)(c)	186,976
40,000	Hysan Development Co Ltd(a)	188,202
2,236	ICADE REIT(a)	174,472
33,544	ICAP PLC(a)	201,968
255,603	ING Groep NV	3,155,593
157,567	Insurance Australia Group Ltd(a)(c)	663,590
59,822	Intesa Sanpaolo RNC(a)(b)(c)	125,510
829,025	Intesa Sanpaolo SpA(a)	1,840,532
64,971	Intu Properties PLC REIT(a)	249,007
42,339	Investec PLC(a)	258,032
29,846	Investor AB Class B(a)	1,091,310
14,100	Iyo Bank Ltd(a)(c)	85,384
34,800	Japan Exchange Group Inc(a)	544,135
25,900	Japan Post Bank Co Ltd(a)	307,765
28,500	Japan Post Holdings Co Ltd(a)	358,280
57	Japan Prime Realty Investment Corp REIT(a)	257,347
84	Japan Real Estate Investment Corp REIT(a)	502,313
171	Japan Retail Fund Investment Corp REIT(a)	421,749
14,886	Julius Baer Group Ltd(a)	606,783
16,162	KBC Groep NV(a)(c)	943,476
47,500	Kerry Properties Ltd(a)	156,050
16,220	Kinnevik AB Class B(a)(c)	413,670
14,258	Klepierre REIT(a)	654,488
20,000	Kyushu Financial Group Inc(a)	136,268
51,053	Land Securities Group PLC REIT(a)	698,952
385,838	Legal & General Group PLC(a)	1,092,968
146,000	Link REIT(a)	1,077,786
4,242,853	Lloyds Banking Group PLC(a)	2,997,076
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
20,534	London Stock Exchange Group PLC(a)	$ 743,830
20,462	Macquarie Group Ltd(a)	1,294,110
72,881	Mapfre SA(a)	203,909
52,650	Mebuki Financial Group Inc(a)	188,621
178,708	Medibank Private Ltd(a)	340,437
36,406	Mediobanca SpA(a)	236,945
250,802	Mirvac Group REIT(a)	432,382
82,000	Mitsubishi Estate Co Ltd(a)	1,538,859
823,600	Mitsubishi UFJ Financial Group Inc(a)	4,172,429
31,900	Mitsubishi UFJ Lease & Finance Co Ltd(a)(c)	146,387
59,000	Mitsui Fudosan Co Ltd(a)	1,255,191
8,477	Mizrahi Tefahot Bank Ltd(a)(c)	107,813
1,561,800	Mizuho Financial Group Inc(a)	2,632,318
32,800	MS&AD Insurance Group Holdings Inc(a)	914,176
10,609	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(a)	1,981,411
174,234	National Australia Bank Ltd(a)	3,745,337
62,424	Natixis SA(a)	291,265
385,000	New World Development Co Ltd(a)	504,848
91	Nippon Building Fund Inc REIT(a)	576,562
110	Nippon Prologis REIT Inc(a)	278,217
21,552	NN Group NV(a)	661,659
237,800	Nomura Holdings Inc(a)	1,065,710
8,400	Nomura Real Estate Holdings Inc(a)	141,988
231	Nomura Real Estate Master Fund Inc REIT(a)	385,276
198,355	Nordea Bank AB(a)(c)	1,969,759
8,200	NTT Urban Development Corp(a)	79,221
321,783	Old Mutual PLC(a)	843,046
88,000	ORIX Corp(a)	1,298,234
206,666	Oversea-Chinese Banking Corp Ltd(a)	1,317,115
2,065	Pargesa Holding SA(a)	141,483
1,137	Partners Group Holding AG(a)	574,453
18,089	Platinum Asset Management Ltd(a)	70,000
33,799	Poste Italiane SpA(a)(d)	231,895
9,875	Provident Financial PLC(a)	387,615
169,919	Prudential PLC(a)	3,010,977
88,667	QBE Insurance Group Ltd(a)	634,458
7,232	Raiffeisen Bank International AG(a)(b)(c)	110,080
3,507	REA Group Ltd(a)	152,537
145,300	Resona Holdings Inc(a)	611,074
227,908	Royal Bank of Scotland Group PLC(a)(c)	527,325
67,402	RSA Insurance Group PLC(a)	475,594
29,912	Sampo OYJ Class A(a)	1,328,921
356,337	Scentre Group REIT(a)	1,286,445
8,153	Schroders PLC(a)	284,606
11,012	SCOR SE(a)	342,453
52,317	Segro PLC REIT(a)	307,297
36,500	Seven Bank Ltd(a)(b)	116,906
Shares		Fair Value
Financial — (continued)
127,000	Shinsei Bank Ltd(a)	$ 192,586
37,000	Shizuoka Bank Ltd(a)(c)	296,444
55,000	Singapore Exchange Ltd(a)	299,996
206,800	Sino Land Co Ltd(a)	368,586
99,905	Skandinaviska Enskilda Banken AB(a)	1,004,187
50,783	Societe Generale SA Class A(a)	1,756,810
22,950	Sompo Japan Nipponkoa Holdings Inc(a)	680,179
11,100	Sony Financial Holdings Inc(a)	152,866
33,704	St James's Place PLC(a)	413,499
216,524	Standard Chartered PLC(a)(c)	1,761,730
127,743	Standard Life PLC(a)	568,909
158,195	Stockland (a)(c)	579,378
88,700	Sumitomo Mitsui Financial Group Inc(a)	2,996,252
21,486	Sumitomo Mitsui Trust Holdings Inc(a)	701,982
23,000	Sumitomo Realty & Development Co Ltd(a)	596,179
94,000	Sun Hung Kai Properties Ltd(a)	1,429,059
83,143	Suncorp Group Ltd(a)	775,674
158,100	Suntec REIT(a)	199,361
11,100	Suruga Bank Ltd(a)(c)	266,063
97,114	Svenska Handelsbanken AB Class A(a)	1,334,935
58,999	Swedbank AB Class A(a)	1,386,277
81,600	Swire Properties Ltd(a)	239,999
2,041	Swiss Life Holding AG(a)	529,278
4,806	Swiss Prime Site AG(a)	422,060
22,097	Swiss Re AG(a)	1,995,767
38,200	T&D Holdings Inc(a)	430,938
45,200	Tokio Marine Holdings Inc(a)	1,733,419
13,000	Tokyo Tatemono Co Ltd(a)	156,379
31,400	Tokyu Fudosan Holdings Corp(a)	170,757
6,902	Tryg A/S(a)	138,680
238,459	UBS Group AG(a)	3,257,459
6,520	Unibail-Rodamco SE REIT(a)	1,758,016
329,279	UniCredit SpA(a)	767,525
63,006	Unione di Banche Italiane SCpA(a)(b)	145,215
68,421	UnipolSai SpA(a)	111,407
86,062	United Overseas Bank Ltd(a)(b)	1,194,001
186	United Urban Investment Corp REIT(a)	338,322
30,500	UOL Group Ltd(a)(c)	126,069
214,476	Vicinity Centres REIT(a)	523,057
131,789	Westfield Corp REIT(a)	986,125
218,163	Westpac Banking Corp(a)	4,963,688
53,000	Wheelock & Co Ltd(a)	314,808
88,589	Worldpay Group PLC(a)(d)	339,440
13,000	Yamaguchi Financial Group Inc(a)(b)	138,570
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
9,935	Zurich Insurance Group AG(a)	$ 2,562,178
		185,447,680
Industrial — 12.16%
129,957	ABB Ltd(a)	2,928,967
12,714	ACS Actividades de Construccion y Servicios SA(a)	384,332
4,520	Aena SA(a)(d)	667,200
2,002	Aeroports de Paris(a)(c)	198,652
38,310	Airbus Group SE(a)	2,323,559
20,298	Alfa Laval AB(a)	318,230
12,400	Alps Electric Co Ltd(a)	299,308
10,286	Alstom SA(a)(c)	272,174
21,500	Amada Holdings Co Ltd(a)	223,650
77,394	Amcor Ltd(a)	901,432
4,766	Andritz AG(a)	259,353
253	AP Moeller - Maersk A/S Class A(a)	355,462
409	AP Moeller - Maersk A/S Class B(a)	601,596
65,000	Asahi Glass Co Ltd(a)	420,287
66,825	Assa Abloy AB Class B(a)	1,357,059
43,789	Atlas Copco AB Class A(a)	1,318,248
26,019	Atlas Copco AB Class B(a)	710,968
59,546	Auckland International Airport Ltd(a)	319,157
130,723	Aurizon Holdings Ltd(a)	472,648
209,854	BAE Systems PLC(a)	1,424,227
45,227	Boral Ltd(a)	235,270
5,998	Boskalis Westminster NV(a)	213,474
13,994	Bouygues SA(a)	464,089
15,700	Brother Industries Ltd(a)	276,031
14,900	Casio Computer Co Ltd(a)(b)	208,615
9,600	Central Japan Railway Co(a)	1,643,568
44,000	Cheung Kong Infrastructure Holdings Ltd(a)	379,497
31,582	Cie de Saint-Gobain(a)	1,366,561
6,876	CIMIC Group Ltd(a)	152,286
65,991	CNH Industrial NV(a)	472,528
119,538	Cobham PLC(a)	259,899
151,100	ComfortDelGro Corp Ltd(a)	312,548
54,481	CRH PLC(a)	1,809,106
15,300	Daikin Industries Ltd(a)	1,427,733
64,082	Deutsche Post AG(a)	2,006,321
12,705	DSV A/S(a)	633,918
22,100	East Japan Railway Co(a)	1,994,836
3,704	Eiffage SA(a)(c)	287,856
12,700	FANUC Corp(a)	2,145,226
31,370	Ferrovial SA(a)(c)	667,957
26,809	Finmeccanica SpA(a)(c)	303,873
46,330	Fletcher Building Ltd(a)	362,832
2,391	Fraport AG Frankfurt Airport Services Worldwide(a)	130,860
32,000	Fuji Electric Co Ltd(a)	147,066
29,100	FUJIFILM Holdings Corp(a)	1,077,948
12,238	GEA Group AG(a)(c)	680,400
2,540	Geberit AG(a)	1,113,385
30,954	Groupe Eurotunnel SE(a)	335,308
8,900	Hamamatsu Photonics KK(a)	273,813
Shares		Fair Value
Industrial — (continued)
15,600	Hankyu Hanshin Holdings Inc(a)(c)	$ 537,871
9,222	HeidelbergCement AG(a)	872,146
17,149	Hexagon AB Class B(a)	748,925
1,980	Hirose Electric Co Ltd(a)(c)	260,335
7,600	Hitachi Construction Machinery Co Ltd(a)(b)	151,552
4,600	Hitachi High-Technologies Corp(a)	184,143
322,000	Hitachi Ltd(a)	1,509,081
1,345	HOCHTIEF AG(a)	189,814
29,459	Holcim Ltd(a)	1,595,650
26,300	Hoya Corp(a)	1,057,992
29,112	Husqvarna AB Class B(a)	254,077
95,000	IHI Corp(a)(b)	276,090
2,215	Imerys SA(a)	159,984
18,204	IMI PLC(a)	253,111
28,568	James Hardie Industries PLC(a)	447,272
3,100	Japan Airport Terminal Co Ltd(a)(b)	118,539
14,000	JGC Corp(a)	243,720
59,000	Kajima Corp(a)	412,875
15,000	Kamigumi Co Ltd(a)	130,859
97,000	Kawasaki Heavy Industries Ltd(a)	300,528
33,000	Keihan Electric Railway Co Ltd(a)(c)	230,804
30,000	Keikyu Corp(a)	313,035
37,000	Keio Corp(a)(c)	323,557
9,500	Keisei Electric Railway Co Ltd(a)(c)	237,522
2,990	Keyence Corp(a)	2,190,742
118,000	Kintetsu Group Holdings Co Ltd(a)	495,242
60,500	Komatsu Ltd(a)	1,387,822
22,092	Kone OYJ Class B(a)	1,121,551
30,000	Konica Minolta Inc(a)	254,049
60,317	Koninklijke Philips NV(a)	1,784,763
70,900	Kubota Corp(a)(b)	1,073,108
3,526	Kuehne + Nagel International AG(a)	512,420
7,500	Kurita Water Industries Ltd(a)	178,210
21,600	Kyocera Corp(a)	1,037,951
17,540	Legrand SA(a)	1,033,973
37,386	Lend Lease Group(a)	405,133
17,600	LIXIL Group Corp(a)	377,055
3,300	Mabuchi Motor Co Ltd(a)	183,120
7,300	Makita Corp(a)	520,124
2,533	MAN SE Class A(a)	267,164
4,000	Maruichi Steel Tube Ltd(a)	138,313
53,087	Meggitt PLC(a)	309,783
7,962	Metso OYJ(a)	232,352
21,100	Minebea Co Ltd(a)(b)	199,556
125,000	Mitsubishi Electric Corp(a)	1,602,089
209,000	Mitsubishi Heavy Industries Ltd(a)	874,270
71,000	Mitsui OSK Lines Ltd(a)	165,103
94,065	MTR Corp Ltd(a)	519,805
12,500	Murata Manufacturing Co Ltd(a)	1,631,664
7,900	Nabtesco Corp(a)	223,812
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Industrial — (continued)
59,000	Nagoya Railroad Co Ltd(a)	$ 321,057
168,000	NEC Corp(a)	433,312
15,500	Nidec Corp(a)	1,432,714
21,700	Nikon Corp(a)(b)	324,073
26,000	Nippon Electric Glass Co Ltd(a)	134,626
53,000	Nippon Express Co Ltd(a)	247,774
98,000	Nippon Yusen KK(a)	183,489
28,700	NSK Ltd(a)	294,254
42,600	Obayashi Corp(a)	422,540
18,500	Odakyu Electric Railway Co Ltd(a)	411,942
12,900	Omron Corp(a)(c)	464,334
24,040	Orica Ltd(a)	281,622
5,744	OSRAM Licht AG(a)	337,441
12,458	Prysmian SpA(a)	326,221
2,300	Rinnai Corp(a)	214,116
122,227	Rolls-Royce Holdings PLC(a)	1,139,543
61,769	Royal Mail PLC(a)	392,001
20,794	Safran SA(a)	1,495,557
70,408	Sandvik AB(a)	774,749
4,262	Schindler Holding AG(a)	802,567
36,910	Schneider Electric SE(a)	2,567,615
11,100	Seibu Holdings Inc(a)	183,241
69,000	Sembcorp Industries Ltd(a)	132,049
38,000	Sembcorp Marine Ltd(a)(b)	36,639
35,000	Shimizu Corp Class A(a)	312,813
50,112	Siemens AG(a)	5,876,179
140	Sika AG(a)	682,094
110,600	Singapore Technologies Engineering Ltd(a)	263,075
21,783	Skanska AB Class B(a)	508,910
26,830	SKF AB Class B(a)	463,337
3,700	SMC Corp(a)	1,068,311
24,484	Smiths Group PLC(a)	464,445
37,000	Sumitomo Heavy Industries Ltd(a)	182,816
72,922	Sydney Airport(a)	390,868
82,000	Taiheiyo Cement Corp(a)	235,952
69,000	Taisei Corp(a)	517,656
91,000	Techtronic Industries Co Ltd(a)	356,474
31,156	Tenaris SA(a)	443,766
6,624	Thales SA(a)	609,947
7,700	THK Co Ltd(a)(c)	151,461
61,000	Tobu Railway Co Ltd(a)(c)	310,738
68,000	Tokyu Corp(a)	518,726
263,000	Toshiba Corp(a)(b)(c)	876,685
9,600	TOTO Ltd(a)(b)	362,948
11,100	Toyo Seikan Group Holdings Ltd(a)(c)	196,240
33,087	Vinci SA(a)	2,533,762
9,703	Wartsila OYJ Abp(a)	436,820
14,829	Weir Group PLC(a)	326,418
10,900	West Japan Railway Co(a)	676,173
23,900	Yamato Holdings Co Ltd(a)	557,099
143,900	Yangzijiang Shipbuilding Holdings Ltd(a)	79,604
15,600	Yaskawa Electric Corp(a)	233,328
14,300	Yokogawa Electric Corp(a)	190,502
10,377	Zardoya Otis SA(a)(b)	99,841
Shares		Fair Value
Industrial — (continued)
12,926	Zodiac Aerospace(a)	$ 314,589
		100,263,022
Technology — 3.08%
28,360	Amadeus IT Holding SA Class A(a)	1,415,539
16,900	ASM Pacific Technology Ltd(a)	139,887
24,329	ASML Holding NV(a)	2,666,251
5,818	Atos SE(a)	626,361
70,700	Canon Inc(a)	2,052,589
10,490	Cap Gemini SA(a)	1,028,481
8,443	Check Point Software Technologies Ltd(c)	655,261
28,883	Computershare Ltd(a)	229,087
8,459	Dassault Systemes(a)	734,333
122,000	Fujitsu Ltd(a)	656,559
4,991	Gemalto NV(a)	319,771
32,900	GungHo Online Entertainment Inc(a)(b)	80,842
75,314	Infineon Technologies AG(a)	1,342,971
3,654	Ingenico Group(a)	319,486
6,300	Konami Corp(a)(b)	243,434
11,300	Nexon Co Ltd(a)	177,507
7,930	Nomura Research Institute Ltd(a)	273,697
8,500	NTT Data Corp(a)	424,527
19,563	NXP Semiconductors NV(c)	1,995,622
4,100	Obic Co Ltd(a)	218,320
2,600	Oracle Corp Japan(a)	146,894
3,600	Otsuka Corp(a)	170,988
43,500	Ricoh Co Ltd(a)	393,650
6,000	Rohm Co Ltd(a)	316,263
73,233	Sage Group PLC(a)	699,238
64,361	SAP SE(a)	5,885,997
18,000	Seiko Epson Corp(a)	346,597
44,240	STMicroelectronics NV(a)(b)	361,569
8,100	TDK Corp(a)	542,693
10,300	Tokyo Electron Ltd(a)	910,355
		25,374,769
Utilities — 3.57%
45,491	AGL Energy Ltd(a)	666,004
114,571	AusNet Services(a)	144,408
347,764	Centrica PLC(a)	1,027,799
43,800	Chubu Electric Power Co Inc(a)	637,311
19,100	Chugoku Electric Power Co Inc(a)(c)	240,170
110,000	CLP Holdings Ltd(a)	1,139,277
43,089	Contact Energy Ltd(a)	158,151
144,402	Duet Group(a)	278,018
133,732	E.ON SE(a)	950,504
157,939	EDP - Energias de Portugal SA(a)	530,047
8,900	Electric Power Development Co Ltd(a)(b)	213,905
16,672	Electricite de France SA(a)(b)	202,936
14,959	Enagas SA(a)	450,003
21,377	Endesa SA(a)	458,319
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Utilities — (continued)
505,363	Enel SpA(a)(c)	$ 2,252,274
29,165	Fortum OYJ(a)(c)	471,307
23,515	Gas Natural SDG SA(a)	483,425
96,732	GDF Suez(a)	1,499,810
179,000	HK Electric Investments & HK Electric Investments Ltd(a)(d)	175,494
10,700	Hokuriku Electric Power Co(a)(b)(c)	130,390
488,297	Hong Kong & China Gas Co Ltd(a)	927,177
357,135	Iberdrola SA(a)(b)	2,428,317
46,300	Kansai Electric Power Co Inc(a)(c)	421,209
27,400	Kyushu Electric Power Co Inc(a)(c)	257,183
77,682	Meridian Energy Ltd(a)	147,265
49,395	Mighty River Power Ltd(a)	109,541
243,884	National Grid PLC(a)	3,442,736
111,397	Origin Energy Ltd(a)	469,796
123,000	Osaka Gas Co Ltd(a)	515,889
89,500	Power Assets Holdings Ltd(a)	875,818
29,291	Red Electrica Corp SA(a)	632,002
32,117	RWE AG(a)(c)	554,648
15,776	Severn Trent PLC(a)	511,691
11,800	Shikoku Electric Power Co Inc(a)(c)	116,691
158,505	Snam SpA(a)	878,894
66,371	SSE PLC(a)	1,346,841
22,218	Suez Environnement Co(a)	367,159
101,648	Terna Rete Elettrica Nazionale SpA(a)	523,952
26,000	Toho Gas Co Ltd(a)	243,469
23,900	Tohoku Electric Power Co Inc(a)	311,679
97,400	Tokyo Electric Power Co Inc(a)(c)	421,928
131,000	Tokyo Gas Co Ltd(a)	582,822
45,324	United Utilities Group PLC(a)	588,112
29,690	Veolia Environnement SA(a)	684,109
		29,468,480
TOTAL COMMON STOCK — 98.16% (Cost $787,006,953)		$ 809,467,265
PREFERRED STOCK
Consumer, Cyclical — 0.23%
3,860	Bayerische Motoren Werke AG(a)	284,886
12,293	Volkswagen AG(a)	1,619,395
		1,904,281
Consumer, Non-Cyclical — 0.19%
11,768	Henkel AG & Co KGaA(a)	1,601,645
TOTAL PREFERRED STOCK — 0.42% (Cost $3,628,217)		$ 3,505,926
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 1.17%
$9,685,000	International Bank for Reconstruction & Development 0.10%, 10/03/2016	$ 9,684,946
Repurchase Agreements — 1.63%
669,627	Undivided interest of 1.72% in a repurchase agreement (principal amount/value $38,982,030 with a maturity value of $38,983,654) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 9/30/16 to be repurchased at $669,627 on 10/3/16 collateralized by various U.S. Government Agency securities, 2.14% - 6.00%, 3/1/26 - 9/1/46, with a value of $39,761,671.(e)	669,627
3,181,597	Undivided interest of 2.27% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Citigroup Global Markets Inc, 0.52%, dated 9/30/16 to be repurchased at $3,181,597 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 2/15/20 - 9/9/49, with a value of $142,882,771.(e)	3,181,597
3,181,597	Undivided interest of 2.27% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Daiwa Capital Markets America Inc, 0.52%, dated 9/30/16 to be repurchased at $3,181,597 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 10/13/16 - 9/9/49, with a value of $142,882,772.(e)	3,181,597
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,181,596	Undivided interest of 3.07% in a repurchase agreement (principal amount/value $103,823,677 with a maturity value of $103,827,743) with Scotia Capital (USA) Inc, 0.47%, dated 9/30/16 to be repurchased at $3,181,596 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 5.50%, 2/1/21 - 8/1/46, with a value of $105,904,298.(e)
$ 3,181,596
3,181,597	Undivided interest of 3.25% in a repurchase agreement (principal amount/value $97,866,782 with a maturity value of $97,870,534) with HSBC Securities (USA) Inc, 0.46%, dated 9/30/16 to be repurchased at $3,181,597 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.13%, 10/3/16 - 7/15/37, with a value of $99,824,451.(e)	3,181,597
13,396,014
SHORT TERM INVESTMENTS — 2.80% (Cost $23,080,960)		$ 23,080,960
TOTAL INVESTMENTS — 101.38% (Cost $813,716,130)		$ 836,054,151
OTHER ASSETS & LIABILITIES, NET — (1.38)%		$ (11,373,715)
TOTAL NET ASSETS — 100.00%		$ 824,680,436
(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	All or a portion of the security is on loan at September 30, 2016.
(c)	Non-income producing security.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2016, the aggregate cost and fair value of 144A securities was $2,827,234 and $3,146,762, respectively, representing 0.38% of net assets.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
MSCI Emerging Markets Index Long	190	USD	16,213,650	December 2016	$128,337
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
At September 30, 2016, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	871,866	CHF	850,000	December 2016	$(7,150)
MEL	USD	144,504	GBP	110,000	October 2016	1,907
MEL	USD	8,298	JPY	840,711	October 2016	(3)
MEL	USD	457,724	JPY	46,326,241	November 2016	(276)
MEL	USD	995,972	JPY	100,764,454	December 2016	(673)
					Net Depreciation	$(6,195)
Counterparty Abbreviations:
MEL	Mellon Capital
Currency Abbreviations
CHF	Swiss Franc
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
Summary of Investments by Country as of September 30, 2016.
Country	Fair Value	Percentage of Fund Investments
Japan	$194,741,057	23.29%
United Kingdom	135,699,883	16.23
France	77,151,596	9.23
Switzerland	76,566,471	9.16
Germany	72,888,715	8.72
Australia	60,256,838	7.21
Netherlands	34,307,347	4.10
Hong Kong	28,601,377	3.42
Spain	24,302,707	2.91
United States	23,679,247	2.83
Sweden	22,642,817	2.71
Denmark	14,268,487	1.71
Italy	14,042,582	1.68
Belgium	11,169,444	1.34
Singapore	10,299,577	1.23
Ireland	8,500,225	1.02
Finland	8,097,057	0.97
Israel	5,639,414	0.67
Norway	5,222,264	0.62
Luxembourg	2,211,271	0.26
New Zealand	1,602,479	0.19
Austria	1,473,181	0.18
Portugal	1,206,915	0.14
South Africa	1,064,236	0.13
Mexico	339,360	0.04
China	79,604	0.01
Total	$836,054,151	100.00%
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2016

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 9,557,800	$ 799,909,465	$ —	$ 809,467,265
Preferred Stock	—	3,505,926	—	3,505,926
Short Term Investments	—	23,080,960	—	23,080,960
Total investments, at fair value:	9,557,800	826,496,351	0	836,054,151
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	1,907	—	1,907
Futures Contracts(a)	128,337	—	—	128,337
Total Assets	$ 9,686,137	$ 826,498,258	$ 0	$ 836,184,395
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (8,102)	$ —	$ (8,102)
Total Liabilities	$ 0	$ (8,102)	$ 0	$ (8,102)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
The Fund recognizes transfers between levels as of the beginning of the reporting period. As of September 30, 2016, the following transfers between levels were recognized between valuation levels.

September 30, 2016

Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)
Communications	$152,617	—
Consumer, Cyclical	$230,216	—
Consumer, Non-Cyclical	$4,908,346	$851,658
Financial	$1,187,589	—
(a) Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.
(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:
Federal tax cost of investments	$819,704,039
Gross unrealized appreciation on investments	114,391,710
Gross unrealized depreciation on investments	(98,041,598)
Net unrealized appreciation on investments	$16,350,112
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 153 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional value of $768,967 in forward contracts for the reporting period.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.90%
46,700	Chemours Co	$ 747,200
194,500	Cliffs Natural Resources Inc(a)(b)	1,137,825
10,600	Commercial Metals Co	171,614
38,100	Mercer International Inc	322,707
10,300	Omnova Solutions Inc(a)	86,932
53,200	Rayonier Advanced Materials Inc(b)	711,284
44,500	Ryerson Holding Corp(a)	502,405
8,800	Schnitzer Steel Industries Inc Class A	183,920
28,100	Stillwater Mining Co(a)	375,416
		4,239,303
Communications — 6.40%
17,900	Black Box Corp	248,810
10,200	Demand Media Inc(a)	58,038
66,200	DHI Group Inc(a)	522,318
122,300	EarthLink Holdings Corp	758,260
122,200	Extreme Networks Inc(a)	548,678
6,500	Ixia (a)	81,250
9,200	McClatchy Co Class A(a)(b)	148,396
19,800	NETGEAR Inc(a)	1,197,702
7,400	PC-Tel Inc	39,146
9,800	Sohu.com Inc(a)	433,650
61,400	Sonus Networks Inc(a)	477,692
1,300	Spok Holdings Inc	23,166
4,700	TechTarget Inc(a)	37,882
1,300	TiVo Corp(a)	25,324
		4,600,312
Consumer, Cyclical — 7.31%
30,200	American Axle & Manufacturing Holdings Inc(a)	520,044
11,600	Big 5 Sporting Goods Corp	157,992
5,100	Big Lots Inc(b)	243,525
6,300	Children's Place Inc	503,181
35,700	Commercial Vehicle Group Inc(a)	206,346
12,700	Cooper Tire & Rubber Co	482,854
2,200	Cooper-Standard Holding Inc(a)	217,360
2,500	Delta Apparel Inc(a)	41,150
8,100	H&E Equipment Services Inc	135,756
3,200	Hawaiian Holdings Inc(a)	155,520
53,600	Meritor Inc(a)	596,568
7,200	Perry Ellis International Inc(a)	138,816
42,700	Spartan Motors Inc	409,066
10,600	Supreme Industries Inc Class A	204,580
4,400	Tilly's Inc Class A(a)	41,316
26,200	Titan Machinery Inc(a)(b)	272,480
17,200	Tower International Inc	414,520
Shares		Fair Value
Consumer, Cyclical — (continued)
36,200	Wabash National Corp(a)	$ 515,488
		5,256,562
Consumer, Non-Cyclical — 19.77%
123,000	ACCO Brands Corp(a)	1,185,720
11,000	Alliance One International Inc(a)	210,320
22,400	Applied Genetic Technologies Corp(a)	219,072
56,500	ARC Document Solutions Inc(a)	211,310
8,000	BioSpecifics Technologies Corp(a)	365,360
43,100	Cambium Learning Group Inc(a)	234,033
1,200	Cambrex Corp(a)	53,352
3,100	Care.com Inc(a)	30,876
12,900	Central Garden & Pet Co Class A(a)	319,920
2,600	CSS Industries Inc	66,508
19,500	Cumberland Pharmaceuticals Inc(a)	97,695
4,600	DeVry Education Group Inc(b)	106,076
33,200	Ennis Inc	559,420
13,900	Farmer Bros Co(a)	494,145
7,500	FibroGen Inc(a)(b)	155,250
13,100	Five Prime Therapeutics Inc(a)	687,619
20,500	GlycoMimetics Inc(a)(b)	146,575
35,200	Hackett Group Inc	581,504
12,600	HMS Holdings Corp(a)	279,342
11,200	INC Research Holdings Inc Class A(a)	499,296
40,000	Information Services Group Inc(a)(b)	159,600
7,700	Insperity Inc	559,328
2,500	John B Sanfilippo & Son Inc	128,325
49,900	K12 Inc(a)	716,065
22,800	Lantheus Holdings Inc(a)	188,784
4,300	LeMaitre Vascular Inc	85,312
11,500	Lifevantage Corp(a)	108,790
11,600	Neff Corp Class A(a)	110,200
27,100	Omega Protein Corp(a)	633,327
125,200	PDL BioPharma Inc	419,420
38,400	Quad Graphics Inc	1,026,048
3,800	RadNet Inc(a)	28,120
12,700	Rent-A-Center Inc	160,528
22,100	Repligen Corp(a)	667,199
33,900	RPX Corp(a)	362,391
38,400	SciClone Pharmaceuticals Inc(a)	393,600
49,800	Spectrum Pharmaceuticals Inc(a)	232,566
15,800	Supernus Pharmaceuticals Inc(a)	390,734
12,600	Triple-S Management Corp Class B(a)	276,318
10,500	Universal Corp(b)	611,310
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
18,500	Xencor Inc(a)	$ 453,065
		14,214,423
Energy — 6.97%
1,500	Adams Resources & Energy Inc	58,980
5,700	Archrock Inc	74,556
75,000	Cloud Peak Energy Inc(a)	408,000
19,100	Contango Oil & Gas Co(a)	195,202
80,800	Denbury Resources Inc(a)(b)	260,984
13,100	Evolution Petroleum Corp	82,268
15,100	Gulf Island Fabrication Inc	138,920
21,600	Jones Energy Inc Class A(a)	76,896
28,200	MRC Global Inc(a)	463,326
48,400	Noble Corp PLC(b)	306,856
114,700	Oasis Petroleum Inc(a)(b)	1,315,609
3,600	Panhandle Oil & Gas Inc Class A	63,108
21,000	Pioneer Energy Services Corp(a)	84,840
29,300	QEP Resources Inc	572,229
5,200	REX American Resources Corp(a)	440,752
6,700	Rowan Cos PLC Class A	101,572
31,400	Seadrill Ltd ADR(a)(b)	74,418
7,200	TerraForm Power Inc Class A(b)	100,152
21,900	Westmoreland Coal Co(a)	194,034
		5,012,702
Financial — 37.34%
2,300	1st Source Corp	82,098
12,300	Access National Corp	293,970
11,700	Altisource Portfolio Solutions SA(a)(b)	379,080
57,000	Ambac Financial Group Inc(a)	1,048,230
10,300	American Assets Trust Inc REIT	446,814
137,700	Anworth Mortgage Asset Corp REIT	677,484
11,000	Arbor Realty Trust Inc REIT	81,620
47,400	ARMOUR Residential Inc REIT(b)	1,068,396
21,800	Assured Guaranty Ltd	604,950
29,500	Banco Latinoamericano de Comercio Exterior SA	831,310
6,900	Bank of Hawaii Corp(b)	501,078
1,400	Bank of Marin Bancorp(b)	69,622
2,700	C&F Financial Corp	116,316
25,200	Cedar Realty Trust Inc REIT	181,440
22,900	Central Pacific Financial Corp	576,851
9,100	Central Valley Community Bancorp	144,326
2,700	Century Bancorp Inc Class A	122,364
25,000	Charter Financial Corp	322,000
3,600	Citizens & Northern Corp	79,092
12,700	CoreSite Realty Corp REIT(b)	940,308
7,600	CVB Financial Corp	133,836
17,900	CYS Investments Inc REIT	156,088
Shares		Fair Value
Financial — (continued)
34,900	Dime Community Bancshares Inc	$ 584,924
9,600	DuPont Fabros Technology Inc REIT	396,000
2,200	Enterprise Financial Services Corp	68,750
10,300	Equity LifeStyle Properties Inc REIT	794,954
2,400	Financial Institutions Inc	65,064
17,300	First Busey Corp	390,980
1,400	First Business Financial Services Inc	32,900
8,100	First Defiance Financial Corp	361,584
22,700	First Interstate BancSystem Inc Class A	715,277
14,700	First Merchants Corp	393,225
6,300	First of Long Island Corp	208,845
35,100	Flagstar Bancorp Inc(a)	974,025
12,200	Franklin Financial Network Inc(a)	456,280
254,700	Genworth Financial Inc Class A(a)	1,263,312
10,000	Getty Realty Corp REIT	239,300
3,600	Heritage Insurance Holdings	51,876
1,400	Hingham Institution for Savings	193,900
4,700	Horizon Bancorp	138,086
9,200	International FCStone Inc(a)	357,420
21,400	Lakeland Financial Corp	757,988
10,300	LendingClub Corp(a)(b)	63,654
800	LTC Properties Inc REIT	41,592
37,900	Mack-Cali Realty Corp REIT	1,031,638
6,500	MainSource Financial Group Inc	162,175
2,600	Merchants Bancshares Inc(b)	84,214
1,400	Meta Financial Group Inc	84,854
56,100	MGIC Investment Corp(a)	448,800
6,300	National Health Investors Inc REIT	494,424
15,500	Navient Corp	224,285
2,300	Nelnet Inc Class A	92,851
4,500	Northrim BanCorp Inc	115,875
2,100	Oritani Financial Corp	33,012
16,100	PennyMac Financial Services Inc Class A(a)	273,861
1,900	Piedmont Office Realty Trust Inc REIT Class A	41,363
2,000	Preferred Bank	71,500
3,400	Prosperity Bancshares Inc	186,626
10,300	PS Business Parks Inc REIT	1,169,771
27,000	Radian Group Inc	365,850
9,500	Regional Management Corp(a)	205,675
3,400	Republic Bancorp Inc Class A	105,672
1,100	S&T Bancorp Inc	31,889
17,400	Silver Bay Realty Trust Corp REIT	305,022
15,900	Southwest Bancorp Inc	301,941
2,250	Stock Yards Bancorp Inc	74,160
64,000	Summit Hotel Properties Inc REIT	842,240
3,500	UMB Financial Corp	208,075
4,600	Umpqua Holdings Corp	69,230
14,500	United Community Banks Inc	304,790
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
4,400	Valley National Bancorp	$ 42,812
4,600	Veritex Holdings Inc(a)	79,994
35,200	Walker & Dunlop Inc(a)	889,152
4,100	Washington Federal Inc	109,388
3,300	Washington Trust Bancorp Inc	132,726
13,000	Weingarten Realty Investors REIT	506,740
18,100	West Bancorporation Inc	354,760
		26,852,574
Industrial — 9.69%
1,500	Bel Fuse Inc Class B	36,210
1,200	BWX Technologies Inc	46,044
700	Coherent Inc(a)	77,378
12,500	Ducommun Inc(a)	285,500
59,700	General Cable Corp(b)	894,306
5,200	Gibraltar Industries Inc(a)	193,180
25,500	Global Brass & Copper Holdings Inc	736,695
5,600	Insteel Industries Inc	202,944
5,300	Kadant Inc	276,183
128,100	Navios Maritime Acquisition Corp	172,935
13,100	Olympic Steel Inc	289,510
900	Plexus Corp(a)	42,102
9,100	Sanmina Corp(a)	259,077
49,500	SPX Corp(a)	996,930
5,400	Sterling Construction Co Inc(a)	41,796
29,800	Stoneridge Inc(a)	548,320
10,500	Trinseo SA	593,880
83,100	TTM Technologies Inc(a)	951,495
2,200	Universal Forest Products Inc	216,678
4,500	Willis Lease Finance Corp(a)	106,965
		6,968,128
Technology — 1.54%
17,000	Alpha & Omega Semiconductor Ltd(a)	369,240
6,600	Convergys Corp(b)	200,772
4,500	CSG Systems International Inc	185,985
9,200	Digi International Inc(a)	104,880
4,900	NCI Inc Class A	56,693
10,900	Rudolph Technologies Inc(a)	193,366
		1,110,936
Utilities — 3.65%
600	ALLETE Inc	35,772
1,900	Atlantica Yield PLC	36,119
1,000	Black Hills Corp(b)	61,220
5,600	El Paso Electric Co	261,912
25,400	Ormat Technologies Inc	1,229,614
4,600	Portland General Electric Co	195,914
13,000	SJW Corp	567,840
Shares		Fair Value
Utilities — (continued)
3,400	Southwest Gas Corp	$ 237,524
		2,625,915
TOTAL COMMON STOCK — 98.57% (Cost $62,629,761)		$ 70,880,855
Principal Amount
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 0.94%
$ 675,000	International Bank for Reconstruction & Development 0.10%, 10/03/2016	$ 674,996
U.S. Treasury Bonds and Notes — 0.19%
140,000	U.S. Treasury Bills(c) 0.52%, 03/16/2017	139,673
Repurchase Agreements — 11.42%
410,622	Undivided interest of 1.05% in a repurchase agreement (principal amount/value $38,982,030 with a maturity value of $38,983,654) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 9/30/16 to be repurchased at $410,622 on 10/3/16 collateralized by various U.S. Government Agency securities, 2.14% - 6.00%, 3/1/26 - 9/1/46, with a value of $39,761,671.(d)	410,622
1,950,940	Undivided interest of 1.39% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Citigroup Global Markets Inc, 0.52%, dated 9/30/16 to be repurchased at $1,950,940 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 2/15/20 - 9/9/49, with a value of $142,882,771.(d)	1,950,940
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,950,940	Undivided interest of 1.39% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Daiwa Capital Markets America Inc, 0.52%, dated 9/30/16 to be repurchased at $1,950,940 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 10/13/16 - 9/9/49, with a value of $142,882,772.(d)
		$ 1,950,940
1,950,940	Undivided interest of 1.88% in a repurchase agreement (principal amount/value $103,823,677 with a maturity value of $103,827,743) with Scotia Capital (USA) Inc, 0.47%, dated 9/30/16 to be repurchased at $1,950,940 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 5.50%, 2/1/21 - 8/1/46, with a value of $105,904,298.(d)	1,950,940
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$1,950,940	Undivided interest of 1.99% in a repurchase agreement (principal amount/value $97,866,782 with a maturity value of $97,870,534) with HSBC Securities (USA) Inc, 0.46%, dated 9/30/16 to be repurchased at $1,950,940 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.13%, 10/3/16 - 7/15/37, with a value of $99,824,451.(d)
$ 1,950,940
8,214,382
SHORT TERM INVESTMENTS — 12.55% (Cost $9,029,051)	$ 9,029,051
TOTAL INVESTMENTS — 111.12% (Cost $71,658,812)	$ 79,909,906
OTHER ASSETS & LIABILITIES, NET — (11.12)%	$ (7,997,996)
TOTAL NET ASSETS — 100.00%	$ 71,911,910
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2016.
(c)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
Russell 2000 Mini Long Futures	9	USD	1,123,470	December 2016	$13,250
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 30, 2016

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 70,880,855	$ —	$ —	$ 70,880,855
Short Term Investments	—	9,029,051	—	9,029,051
Total investments, at fair value:	70,880,855	9,029,051	0	79,909,906
Other Financial Investments:
Futures Contracts(a)	13,250	—	—	13,250
Total Assets	$ 70,894,105	$ 9,029,051	$ 0	$ 79,923,156
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:
Federal tax cost of investments	$71,766,427
Gross unrealized appreciation on investments	11,839,071
Gross unrealized depreciation on investments	(3,695,592)
Net unrealized appreciation on investments	$8,143,479

September 30, 2016

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 10 futures contracts for the reporting period.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.22%
$1,640,000	Michigan Tobacco Settlement Finance Authority Series 2006-A Class A 7.31%, 06/01/2034	$ 1,609,381
TOTAL ASSET-BACKED SECURITIES — 0.22% (Cost $1,639,751)		$ 1,609,381
CORPORATE BONDS AND NOTES
Basic Materials — 7.04%
	Alcoa Inc
140,000	5.87%, 02/23/2022	150,500
8,335,000	5.90%, 02/01/2027	8,918,450
255,000	6.75%, 01/15/2028	278,588
	ArcelorMittal
80,000	6.50%, 03/01/2021	89,000
895,000	8.00%, 10/15/2039	966,600
3,625,000	7.75%, 03/01/2041(b)	3,779,062
3,565,000	Barminco Finance Property Ltd(c) 9.00%, 06/01/2018	3,449,137
	Barrick Gold Corp
520,000	5.80%, 11/15/2034	543,531
3,485,000	5.25%, 04/01/2042	3,821,686
2,825,000	Barrick North America Finance LLC(b) 5.75%, 05/01/2043	3,312,702
	Chemours Co(b)
4,360,000	6.63%, 05/15/2023	4,251,000
805,000	7.00%, 05/15/2025	790,913
914,000	Cliffs Natural Resources Inc(c) 8.00%, 09/30/2020	895,720
1,790,000	Essar Steel Algoma Inc(c)(d)(e)(f) 9.50%, 11/15/2019	241,650
	Freeport-McMoRan Inc
325,000	5.40%, 11/14/2034	269,750
3,585,000	5.45%, 03/15/2043	2,876,962
	Georgia-Pacific LLC
110,000	7.38%, 12/01/2025	146,616
435,000	7.25%, 06/01/2028	588,831
90,000	8.88%, 05/15/2031	142,372
3,910,000	Hercules Inc 6.50%, 06/30/2029	3,519,000
	Hexion Inc
1,000,000	9.00%, 11/15/2020	726,250
480,000	9.20%, 03/15/2021	312,000
2,220,000	7.88%, 02/15/2023	1,343,100
3,750,000	INVISTA Finance LLC(c) 4.25%, 10/15/2019	3,731,550
190,000	Methanex Corp 5.25%, 03/01/2022	196,248
2,080,000	Newmont Mining Corp 4.88%, 03/15/2042	2,191,675
600,000	Rain CII Carbon LLC / CII Carbon Corp(c) 8.25%, 01/15/2021	585,000
565,000	Rio Tinto Finance USA PLC(b) 4.13%, 08/21/2042	580,851
Principal Amount(a)		Fair Value
Basic Materials — (continued)
	United States Steel Corp
$ 680,000	7.50%, 03/15/2022(b)	$ 669,800
3,070,000	6.65%, 06/01/2037	2,456,000
		51,824,544
Communications — 6.80%
580,000	Alcatel-Lucent USA Inc 6.45%, 03/15/2029	641,625
24,300,000	America Movil SAB de CV MXP, 6.45%, 12/05/2022	1,220,655
2,490,000	AT&T Inc 3.95%, 01/15/2025	2,643,152
	CenturyLink Inc
860,000	7.60%, 09/15/2039	748,200
425,000	7.65%, 03/15/2042	366,563
1,255,000	Cincinnati Bell Inc(c) 7.00%, 07/15/2024	1,286,375
3,930,000	Clear Channel Worldwide Holdings Inc 7.63%, 03/15/2020	3,895,612
770,000	Consolidated Communications Inc 6.50%, 10/01/2022	746,900
945,000	Cox Communications Inc(c) 4.80%, 02/01/2035	936,428
	DISH DBS Corp
1,640,000	5.00%, 03/15/2023	1,594,900
390,000	5.88%, 11/15/2024	385,125
775,000	Embarq Corp 8.00%, 06/01/2036	784,285
1,125,000	Frontier Communications Corp 11.00%, 09/15/2025	1,174,219
290,000	Lamar Media Corp 5.00%, 05/01/2023	305,950
63,000	Motorola Solutions Inc 6.63%, 11/15/2037	75,070
	Portugal Telecom International Finance(e)(g)
1,350,000	EUR, 5.00%, 11/04/2019	348,802
1,300,000	EUR, 4.50%, 06/16/2025	335,883
	Qwest Capital Funding Inc
150,000	7.63%, 08/03/2021	154,500
1,960,000	6.88%, 07/15/2028	1,852,200
3,500,000	7.75%, 02/15/2031	3,408,125
	Qwest Corp
500,000	7.25%, 09/15/2025	547,164
1,837,000	6.88%, 09/15/2033	1,831,302
	Sprint Capital Corp
5,474,000	6.88%, 11/15/2028	5,138,717
540,000	8.75%, 03/15/2032	550,800
815,000	Sprint Communications Inc 6.00%, 11/15/2022	755,913
	Sprint Corp
545,000	7.88%, 09/15/2023	548,406
215,000	7.13%, 06/15/2024	209,625
	Telecom Italia Capital SA
500,000	6.38%, 11/15/2033	508,750
940,000	6.00%, 09/30/2034	930,835
	Telefonica Emisiones SAU
225,000	5.13%, 04/27/2020	248,027
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 200,000	GBP, 5.29%, 12/09/2022	$ 315,535
400,000	GBP, 5.38%, 02/02/2026	664,149
525,000	7.05%, 06/20/2036	688,694
	Time Warner Cable Inc
35,000	5.88%, 11/15/2040	38,867
235,000	5.50%, 09/01/2041	250,840
200,000	4.50%, 09/15/2042	190,852
1,300,000	UPC Holding BV(c) EUR, 6.38%, 09/15/2022	1,547,984
	Viacom Inc
470,000	4.85%, 12/15/2034	479,196
65,000	4.38%, 03/15/2043	59,674
390,000	5.85%, 09/01/2043	439,860
1,065,000	5.25%, 04/01/2044	1,114,993
2,100,000	Videotron Ltd(c) CAD, 5.63%, 06/15/2025	1,644,689
400,000	Virgin Media Finance PLC(c) 6.00%, 10/15/2024	414,004
4,000,000	VTR Finance BV(c) 6.88%, 01/15/2024	4,178,000
	Windstream Services LLC
2,015,000	7.75%, 10/01/2021	2,009,963
155,000	7.50%, 06/01/2022	148,800
1,795,000	7.50%, 04/01/2023(b)	1,714,225
		50,074,433
Consumer, Cyclical — 14.02%
234,302	Air Canada 2013-1 Class B Pass Through Trust(c) 5.38%, 05/15/2021	241,331
340,195	American Airlines 2013-1 Class A Pass Through Trust 4.00%, 07/15/2025	361,458
166,033	American Airlines 2013-1 Class B Pass Through Trust(c) 5.63%, 01/15/2021	173,712
5,146,294	American Airlines 2013-2 Class A Pass Through Trust 4.95%, 01/15/2023	5,596,595
6,927,748	American Airlines 2016-1 Class B Pass Through Trust 5.25%, 01/15/2024	7,265,476
7,440,000	American Airlines Group Inc(c) 5.50%, 10/01/2019	7,746,900
241,523	Atlas Air 1998-1 Class B Pass Through Trust(h) 7.68%, 01/02/2018	245,749
143,069	Atlas Air 1999-1 Class B Pass Through Trust(h) 7.63%, 01/02/2018	143,070
438,063	Atlas Air 1999-1 Class C Pass Through Trust(g)(h) 8.77%, 01/02/2011	451,205
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 134,588	Atlas Air 2000-1 Class B Pass Through Trust(h) 9.06%, 01/02/2018	$ 136,607
1,360,000	Beazer Homes USA Inc 7.25%, 02/01/2023	1,353,200
13,580,000	Best Buy Co Inc 5.00%, 08/01/2018	14,388,974
5,013	Continental Airlines 2000-2 Class B Pass Through Trust 8.31%, 04/02/2018	5,351
73,074	Continental Airlines 2012-1 Class B Pass Through Trust 6.25%, 04/11/2020	78,372
645,000	Continental Airlines 2012-3 Class C Pass Through Trust 6.13%, 04/29/2018	674,025
796,377	Delta Air Lines 2007-1 Class A Pass Through Trust 6.82%, 08/10/2022	941,716
185,375	Delta Air Lines 2009-1 Series B Pass Through Trust 9.75%, 12/17/2016	191,123
	Dillard's Inc
430,000	6.63%, 01/15/2018	454,164
500,000	7.88%, 01/01/2023	600,625
1,070,000	7.75%, 07/15/2026	1,241,200
850,000	Foot Locker Inc 8.50%, 01/15/2022	1,003,000
	Ford Motor Co
155,000	6.50%, 08/01/2018(b)	168,789
245,000	7.13%, 11/15/2025	305,589
265,000	7.50%, 08/01/2026	338,749
50,000	6.63%, 02/15/2028	60,074
755,000	6.63%, 10/01/2028	948,471
2,080,000	6.38%, 02/01/2029	2,549,129
2,035,000	7.45%, 07/16/2031	2,691,686
920,000	7.40%, 11/01/2046	1,328,477
10,770,000	Ford Motor Credit Co LLC 4.39%, 01/08/2026	11,489,942
	General Motors Co
295,000	5.20%, 04/01/2045	306,853
495,000	6.75%, 04/01/2046	620,570
	General Motors Financial Co Inc
1,210,000	4.38%, 09/25/2021	1,292,340
2,330,000	5.25%, 03/01/2026	2,559,002
2,595,000	Group 1 Automotive Inc 5.00%, 06/01/2022	2,603,096
2,625,000	Ingram Micro Inc 5.25%, 09/01/2017	2,700,595
166,000	JC Penney Corp Inc 6.38%, 10/15/2036	142,760
	K Hovnanian Enterprises Inc
445,000	7.00%, 01/15/2019(c)	301,488
680,000	8.00%, 11/01/2019(c)	411,400
45,000	5.00%, 11/01/2021	31,500
450,000	KB Home 4.75%, 05/15/2019	459,562
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Lennar Corp
$1,760,000	4.50%, 06/15/2019	$ 1,843,600
1,330,000	4.75%, 11/15/2022	1,373,225
50,000	Macy's Retail Holdings Inc 4.50%, 12/15/2034	46,953
	New Albertsons Inc
805,000	7.75%, 06/15/2026	805,000
4,275,000	6.63%, 06/01/2028	3,933,000
4,905,000	7.45%, 08/01/2029	4,806,900
75,000	8.70%, 05/01/2030	76,125
1,500,000	8.00%, 05/01/2031	1,496,250
	PulteGroup Inc
1,000,000	6.38%, 05/15/2033	1,041,667
3,870,000	6.00%, 02/15/2035	3,908,700
665,000	Toro Co 6.63%, 05/01/2037	796,974
	TRI Pointe Holdings Inc
415,000	4.38%, 06/15/2019	426,931
5,000	5.88%, 06/15/2024	5,200
1,284,000	TRU Taj LLC / TRU Taj Finance Inc(c) 12.00%, 08/15/2021	1,290,420
300,038	United Airlines 2007-1 Pass Through Trust 6.64%, 07/02/2022	319,540
58,516	United Airlines 2009-1 Pass Through Trust 10.40%, 11/01/2016	58,587
1,004,006	United Airlines 2014-1 Class A Pass Through Trust 4.00%, 04/11/2026	1,076,797
525,566	US Airways 2011-1 Class A Pass Through Trust 7.13%, 10/22/2023	626,737
1,123,220	US Airways 2012-1 Class A Pass Through Trust 5.90%, 10/01/2024	1,291,703
1,966,527	US Airways 2012-1 Class B Pass Through Trust 8.00%, 10/01/2019	2,177,928
776,357	US Airways 2012-2 Class A Pass Through Trust 4.63%, 06/03/2025	846,229
240,000	Wagamama Finance PLC(c) GBP, 7.88%, 02/01/2020	326,783
		103,179,174
Consumer, Non-Cyclical — 3.28%
475,000	Avon Products Inc 8.95%, 03/15/2043	388,313
430,000	BioScrip Inc 8.88%, 02/15/2021	402,050
620,000	Boston Scientific Corp 6.00%, 01/15/2020	700,402
285,000	Delhaize Group 5.70%, 10/01/2040	344,963
970,000	DS Services of America Inc(c) 10.00%, 09/01/2021	1,081,550
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	HCA Inc
$ 395,000	7.50%, 12/15/2023	$ 437,956
575,000	8.36%, 04/15/2024	667,621
765,000	7.69%, 06/15/2025	859,791
1,115,000	7.58%, 09/15/2025	1,257,162
2,505,000	7.05%, 12/01/2027	2,664,694
725,000	7.50%, 11/06/2033	785,719
175,000	7.75%, 07/15/2036	189,656
3,895,000	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance Inc(c) 7.88%, 10/01/2022	3,963,162
	RR Donnelley & Sons Co
265,000	7.88%, 03/15/2021	289,513
150,000	7.00%, 02/15/2022	155,625
105,000	6.50%, 11/15/2023	105,788
1,010,000	6.00%, 04/01/2024	1,002,425
1,140,000	ServiceMaster Co LLC 7.45%, 08/15/2027	1,211,820
3,195,000	SUPERVALU Inc 6.75%, 06/01/2021	2,987,325
	Tenet Healthcare Corp
1,985,000	5.00%, 03/01/2019	1,940,337
1,180,000	6.75%, 06/15/2023(b)	1,097,400
425,000	6.88%, 11/15/2031	349,563
	United Rentals North America Inc
445,000	7.63%, 04/15/2022	473,925
775,000	6.13%, 06/15/2023	812,781
		24,169,541
Energy — 5.75%
1,011,988	Alta Wind Holdings LLC(c) 7.00%, 06/30/2035	1,035,379
	Anadarko Petroleum Corp
520,000	3.45%, 07/15/2024(b)	512,929
820,000	4.50%, 07/15/2044	752,348
	Baytex Energy Corp(c)
30,000	5.13%, 06/01/2021	24,975
45,000	5.63%, 06/01/2024	36,675
2,035,000	Bellatrix Exploration Ltd(c) 8.50%, 05/15/2020	1,892,550
	California Resources Corp
359,000	5.50%, 09/15/2021	190,270
48,000	6.00%, 11/15/2024	22,920
	Chesapeake Energy Corp
315,000	7.25%, 12/15/2018	319,725
390,000	6.63%, 08/15/2020	367,088
35,000	6.88%, 11/15/2020	32,725
1,175,000	6.13%, 02/15/2021	1,078,062
2,965,000	4.88%, 04/15/2022(b)	2,498,012
190,000	5.75%, 03/15/2023	161,500
	Continental Resources Inc
100,000	4.50%, 04/15/2023	96,000
545,000	3.80%, 06/01/2024(b)	498,675
395,000	DCP Midstream LLC(c) 6.45%, 11/03/2036	384,138
	Devon Energy Corp
3,115,000	3.25%, 05/15/2022(b)	3,092,731
2,570,000	5.85%, 12/15/2025	2,892,224
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
	Enbridge Energy Partners LP
$1,750,000	5.88%, 10/15/2025(b)	$ 2,011,880
1,665,000	7.38%, 10/15/2045	2,105,376
500,000	EQT Corp 8.13%, 06/01/2019	571,525
860,000	FTS International Inc(b) 6.25%, 05/01/2022	328,950
200,000	Global Marine Inc(b) 7.00%, 06/01/2028	140,000
600,000	IFM US Colonial Pipeline 2 LLC(c) 6.45%, 05/01/2021	677,391
250,000	Kinder Morgan Inc 7.80%, 08/01/2031	304,670
	MPLX LP
80,000	4.50%, 07/15/2023	81,554
295,000	4.88%, 06/01/2025	304,818
2,700,000	Newfield Exploration Co 5.63%, 07/01/2024	2,767,500
	ONEOK Partners LP
225,000	4.90%, 03/15/2025(b)	242,039
70,000	6.20%, 09/15/2043	77,334
	Paragon Offshore PLC(c)(f)
741,000	6.75%, 07/15/2022(e)	205,628
1,714,000	7.25%, 08/15/2024	475,635
1,075,000	Petrobras Global Finance BV 5.63%, 05/20/2043	811,625
2,135,000	Precision Drilling Corp 5.25%, 11/15/2024	1,740,025
	QEP Resources Inc
408,000	6.88%, 03/01/2021(b)	425,340
405,000	5.38%, 10/01/2022	401,963
1,120,000	5.25%, 05/01/2023	1,103,200
	Range Resources Corp
1,455,000	5.00%, 08/15/2022(b)(c)	1,447,725
490,000	5.00%, 03/15/2023(b)(c)	481,425
965,000	4.88%, 05/15/2025	926,400
	Sabine Pass Liquefaction LLC
1,110,000	5.63%, 02/01/2021	1,172,437
215,000	5.63%, 03/01/2025	231,125
3,205,000	Sidewinder Drilling Inc(c) 9.75%, 11/15/2019	208,325
4,340,000	Transcontinental Gas Pipe Line Co LLC(c) 7.85%, 02/01/2026	5,618,742
1,090,000	Transocean Inc(b) 5.05%, 10/15/2022	854,287
700,000	Western Refining Logistics LP / WNRL Finance Corp 7.50%, 02/15/2023	717,500
		42,323,345
Financial — 17.93%
100,000	AGFC Capital Trust I(c)(i) 6.00%, 01/15/2067	50,000
	Ally Financial Inc
552,000	8.00%, 12/31/2018	608,580
1,500,000	3.50%, 01/27/2019	1,513,125
3,770,000	5.13%, 09/30/2024(b)	3,996,200
869,000	8.00%, 11/01/2031	1,071,042
Principal Amount(a)		Fair Value
Financial — (continued)
	American International Group Inc
$ 60,000	4.88%, 06/01/2022	$ 67,509
75,000	4.13%, 02/15/2024	80,814
	Bank of America Corp
50,000	EUR, 0.25%, 09/14/2018(i)	55,972
800,000	5.49%, 03/15/2019	864,354
1,724,000	7.63%, 06/01/2019	1,978,478
800,000	3.30%, 01/11/2023	828,134
450,000	4.25%, 10/22/2026	477,422
1,900,000	6.11%, 01/29/2037	2,322,174
850,000	Camden Property Trust 5.70%, 05/15/2017	871,618
	Citigroup Inc
4,010,000	NZD, 6.25%, 06/29/2017	2,985,128
100,000	EUR, 0.97%, 11/30/2017(i)	112,343
5,925,000	3.50%, 05/15/2023	6,086,995
3,107,943	Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust(c) 6.13%, 11/30/2019	3,243,915
2,125,000	Fidelity National Financial Inc 5.50%, 09/01/2022	2,339,500
1,900,000	Forethought Financial Group Inc(c)(d) 8.63%, 04/15/2021	2,184,544
	Genworth Holdings Inc
1,005,000	4.90%, 08/15/2023	836,662
415,000	4.80%, 02/15/2024	341,338
450,000	6.50%, 06/15/2034	366,750
	Goldman Sachs Group Inc
8,135,000	CAD, 3.55%, 02/12/2021(d)	6,561,946
1,600,000	6.75%, 10/01/2037	2,037,296
2,520,000	HBOS PLC(c) 6.75%, 05/21/2018	2,693,358
	Highwoods Realty LP
2,640,000	5.85%, 03/15/2017	2,687,443
2,200,000	7.50%, 04/15/2018	2,378,713
	International Lease Finance Corp
290,000	8.25%, 12/15/2020	344,375
1,105,000	4.63%, 04/15/2021	1,157,487
1,385,000	5.88%, 08/15/2022	1,535,619
	iStar Financial Inc
110,000	5.85%, 03/15/2017	111,314
575,000	7.13%, 02/15/2018	599,438
350,000	4.88%, 07/01/2018	351,750
345,000	Jefferies Finance LLC / JFIN Co-Issuer Corp(c) 6.88%, 04/15/2022	320,850
	Jefferies Group LLC
265,000	5.13%, 04/13/2018	276,664
975,000	6.88%, 04/15/2021	1,137,513
1,165,000	5.13%, 01/20/2023	1,241,182
705,000	6.45%, 06/08/2027	798,131
1,140,000	6.25%, 01/15/2036	1,188,196
1,335,000	JPMorgan Chase & Co NZD, 4.25%, 11/02/2018	992,807
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,184,972
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 2,472,000	Lloyds Banking Group PLC(c) 4.58%, 12/10/2025	$ 2,522,350
600,000	MBIA Insurance Corp(c)(i) 11.94%, 01/15/2033	240,000
245,000	MetLife Capital Trust X(c) 9.25%, 04/08/2038	352,482
1,355,000	MetLife Inc 10.75%, 08/01/2039	2,171,523
	Morgan Stanley
300,000	1.13%, 10/18/2016(i)	300,041
1,025,000	AUD, 4.75%, 11/16/2018	815,404
435,000	5.75%, 01/25/2021	495,872
2,225,000	CAD, 3.13%, 08/05/2021	1,771,232
570,000	3.75%, 02/25/2023	605,392
11,545,000	4.10%, 05/22/2023	12,206,078
3,895,000	4.35%, 09/08/2026	4,158,310
3,005,000	Mutual of Omaha Insurance Co(c) 6.80%, 06/15/2036	3,834,251
	Navient Corp
100,000	4.63%, 09/25/2017	101,500
2,175,000	8.45%, 06/15/2018	2,338,125
345,000	5.50%, 01/15/2019	350,175
1,015,000	4.88%, 06/17/2019	1,011,194
190,000	5.50%, 01/25/2023	174,325
1,035,000	6.13%, 03/25/2024	963,844
395,000	5.88%, 10/25/2024	359,450
3,035,000	5.63%, 08/01/2033	2,412,825
2,120,000	Old Republic International Corp 4.88%, 10/01/2024	2,292,331
535,000	Penn Mutual Life Insurance Co(c) 6.65%, 06/15/2034	643,205
1,060,000	Quicken Loans Inc(c) 5.75%, 05/01/2025	1,052,050
	Royal Bank of Scotland Group PLC
70,000	EUR, 5.25%, Perpetual(j)	74,389
905,000	EUR, 5.50%, Perpetual(j)	965,043
620,000	6.10%, 06/10/2023	649,836
1,185,000	6.00%, 12/19/2023	1,235,028
	Royal Bank of Scotland PLC
50,000	EUR, 4.35%, 01/23/2017	56,773
400,000	EUR, 6.93%, 04/09/2018	487,614
7,800,000	Santander Issuances SAU 5.18%, 11/19/2025	7,947,022
	Societe Generale SA(c)
1,700,000	5.92%, Perpetual(b)(i)(j)	1,715,215
3,560,000	4.75%, 11/24/2025	3,676,853
3,285,000	5.63%, 11/24/2045	3,623,355
	Springleaf Finance Corp
900,000	6.50%, 09/15/2017	931,500
1,325,000	5.25%, 12/15/2019	1,353,156
2,545,000	6.00%, 06/01/2020	2,605,444
2,055,000	7.75%, 10/01/2021(b)	2,155,181
825,000	8.25%, 10/01/2023	866,250
	XLIT Ltd
575,000	6.38%, 11/15/2024	685,151
Principal Amount(a)		Fair Value
Financial — (continued)
$ 725,000	6.25%, 05/15/2027	$ 875,581
		131,957,001
Industrial — 4.19%
225,000	AECOM Technology Corp 5.88%, 10/15/2024	240,188
159,000	Agilent Technologies Inc 6.50%, 11/01/2017	167,435
1,650,000	APL Ltd 8.00%, 01/15/2024	1,089,000
2,390,000	Atrium Windows & Doors Inc(c) 7.75%, 05/01/2019	2,186,850
	Bombardier Inc(c)
6,985,000	6.00%, 10/15/2022	6,321,425
1,550,000	CAD, 7.35%, 12/22/2026	1,063,303
425,000	Cleaver-Brooks Inc(c) 8.75%, 12/15/2019	445,188
950,000	Corning Inc 7.25%, 08/15/2036	1,177,567
740,000	Gates Global LLC / Gates Global Co(c) 6.00%, 07/15/2022	703,000
680,000	General Electric Capital Corp NZD, 5.50%, 02/01/2017	499,004
	Masco Corp
1,000,000	7.75%, 08/01/2029	1,195,000
1,620,000	6.50%, 08/15/2032	1,782,000
1,025,000	Meccanica Holdings USA Inc(c) 6.25%, 01/15/2040	1,004,500
386,000	Missouri Pacific Railroad Co 5.00%, 01/01/2045	377,428
865,000	Owens Corning 7.00%, 12/01/2036	1,091,960
3,930,000	Rock-Tenn Co 4.00%, 03/01/2023	4,150,166
1,790,000	Sealed Air Corp(c) 5.50%, 09/15/2025	1,919,775
	TransDigm Inc
2,200,000	7.50%, 07/15/2021	2,332,000
837,000	6.50%, 07/15/2024	880,943
780,000	6.50%, 05/15/2025	812,175
375,000	Transfield Services Ltd(c) 8.38%, 05/15/2020	399,375
	Westvaco Corp
485,000	8.20%, 01/15/2030	661,325
230,000	7.95%, 02/15/2031	310,107
		30,809,714
Technology — 1.30%
461,000	Advanced Micro Devices Inc 7.00%, 07/01/2024	452,932
2,445,000	Amkor Technology Inc(b) 6.38%, 10/01/2022	2,524,462
	Diamond 1 Finance Corp / Diamond 2 Finance Corp(c)
1,240,000	6.02%, 06/15/2026	1,359,416
1,575,000	8.10%, 07/15/2036	1,851,477
1,130,000	8.35%, 07/15/2046	1,353,007
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$1,250,000	Hewlett Packard Enterprise Co(c) 6.35%, 10/15/2045	$ 1,289,929
750,000	Micron Technology Inc(c) 5.63%, 01/15/2026	718,125
		9,549,348
Utilities — 0.92%
983,445	Bruce Mansfield Unit 1 2007 Pass Through Trust 6.85%, 06/01/2034	501,557
1,587,000	DPL Inc 6.75%, 10/01/2019	1,646,512
2,210,000	EDP Finance BV(c) 4.13%, 01/15/2020	2,290,665
1,900,000	Enel Finance International NV(c) 6.00%, 10/07/2039	2,297,693
		6,736,427
TOTAL CORPORATE BONDS AND NOTES — 61.23% (Cost $426,028,623)		$ 450,623,527
CONVERTIBLE BONDS
Basic Materials — 0.03%
215,000	RPM International Inc(b) 2.25%, 12/15/2020	257,597
Communications — 1.18%
	Ciena Corp
3,825,000	0.88%, 06/15/2017	3,803,484
1,045,000	3.75%, 10/15/2018(c)	1,321,925
1,140,000	JDS Uniphase Corp 0.63%, 08/15/2033	1,134,300
56,239	Liberty Interactive LLC 3.50%, 01/15/2031	29,420
2,260,000	Priceline Group Inc 0.90%, 09/15/2021	2,426,675
		8,715,804
Consumer, Cyclical — 0.21%
540,000	CalAtlantic Group Inc 0.25%, 06/01/2019	500,175
155,000	Iconix Brand Group Inc(b) 1.50%, 03/15/2018	133,688
935,000	KB Home 1.38%, 02/01/2019	909,287
		1,543,150
Consumer, Non-Cyclical — 0.03%
160,000	Hologic Inc(k) 2.00%, 03/01/2042	218,000
Energy — 0.85%
	Chesapeake Energy Corp
434,000	2.50%, 05/15/2037	431,288
Principal Amount(a)		Fair Value
Energy — (continued)
$ 6,250,000	2.25%, 12/15/2038	$ 5,820,312
		6,251,600
Financial — 0.32%
195,000	Jefferies Group LLC 3.88%, 11/01/2029	197,681
1,810,000	Old Republic International Corp 3.75%, 03/15/2018	2,173,131
		2,370,812
Industrial — 0.02%
95,000	Trinity Industries Inc 3.88%, 06/01/2036	113,525
Technology — 3.02%
745,000	Brocade Communications Systems Inc(b) 1.38%, 01/01/2020	735,222
6,090,000	Intel Corp 3.25%, 08/01/2039	11,137,088
1,070,000	Microchip Technology Inc 1.63%, 02/15/2025	1,364,250
	Nuance Communications Inc
3,497,000	1.50%, 11/01/2035	3,280,623
840,000	1.00%, 12/15/2035(c)	730,800
2,435,000	ON Semiconductor Corp 1.00%, 12/01/2020	2,468,481
2,505,000	Rovi Corp 0.50%, 03/01/2020	2,497,172
		22,213,636
TOTAL CONVERTIBLE BONDS — 5.66% (Cost $34,657,309)		$ 41,684,124
FOREIGN GOVERNMENT BONDS AND NOTES
	Canadian Government Bond
35,340,000	CAD, 0.25%, 05/01/2017	26,897,944
8,945,000	CAD, 1.25%, 09/01/2018	6,916,003
3,625,000	CAD, 0.75%, 09/01/2020	2,788,621
17,325,000	Inter-American Development Bank NZD, 6.00%, 12/15/2017	13,143,594
	Mexican Bonos
835,000 (l)	MXP, 6.50%, 06/10/2021	4,436,693
845,500 (l)	MXP, 8.00%, 12/07/2023	4,902,236
1,145,000 (l)	MXP, 10.00%, 12/05/2024	7,459,963
335,000 (l)	MXP, 7.50%, 06/03/2027	1,911,190
85,000 (l)	MXP, 8.50%, 05/31/2029	523,851
115,000 (l)	MXP, 7.75%, 05/29/2031	670,889
	New South Wales Treasury Corp
8,775,000	AUD, 6.00%, 02/01/2018	7,094,473
10,505,000	AUD, 3.50%, 03/20/2019	8,388,700
12,670,000	New Zealand Government Bond NZD, 5.00%, 03/15/2019	9,903,328
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Norway Government Bond(c)
$34,725,000	NOK, 4.25%, 05/19/2017	$ 4,443,155
9,545,000	NOK, 4.50%, 05/22/2019	1,310,805
6,650,000	NOK, 3.75%, 05/25/2021	939,215
5,030,000	Portugal Government International Bond(c) 5.13%, 10/15/2024	5,010,242
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 14.50% (Cost $123,021,997)		$ 106,740,902
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.08%
200,000	GS Mortgage Securities Trust(i) Series 2007-GG10 Class AM 5.99%, 08/10/2045	192,505
524,725	Institutional Mortgage Securities Canada Inc(c) Series 2014-5A Class A1 CAD, 2.00%, 07/12/2047	396,799
TOTAL MORTGAGE-BACKED SECURITIES — 0.08% (Cost $687,710)		$ 589,304
MUNICIPAL BONDS AND NOTES
3,485,000	Tobacco Settlement Financing Corp 6.71%, 06/01/2046	2,993,197
TOTAL MUNICIPAL BONDS AND NOTES — 0.41% (Cost$3,471,667)		$ 2,993,197
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
61,865,000	0.75%, 10/31/2017	61,908,491
20,000,000	0.75%, 09/30/2018	19,993,760
TOTAL U.S. TREASURY BONDS AND NOTES — 11.13% (Cost $81,780,905)		$ 81,902,251
Shares
COMMON STOCK
Basic Materials — 0.23%
175,763	ArcelorMittal (b)(m)	$ 1,061,609
39,217	Cliffs Natural Resources Inc(b)(m)	229,419
Shares		Fair Value
Basic Materials — (continued)
3,961	PPG Industries Inc	$ 409,409
		1,700,437
Consumer, Cyclical — 0.28%
172,110	Ford Motor Co	2,077,368
Energy—0.07%
42,007	Chesapeake Energy Corp(m)	263,384
16,297	Halcon Resources Corp(m)	152,866
65,662	Hercules Offshore Inc(m)	113,595
		529,845
Financial — 0.26%
59,097	Weyerhaeuser Co REIT	1,887,558
Industrial — 0.23%
51,679	Corning Inc	1,222,209
26,029	Owens-Illinois Inc(m)	478,673
		1,700,882
TOTAL COMMON STOCK — 1.07% (Cost $14,049,319)		$ 7,896,090
CONVERTIBLE PREFERRED STOCK
Energy — 0.01%
203	Chesapeake Energy Corp, 5.75%(c)	105,687
Financial — 0.14%
976	Crown Castle International Corp, 4.50%	110,308
35,349	FelCor Lodging Trust Inc Series A, 1.95%	885,934
		996,242
Industrial — 0.22%
12,500	Stanley Black & Decker Inc Series A, 6.25%	1,579,000
Utilities — 0.04%
6,004	AES Trust III Series A, 6.75%	306,204
TOTAL CONVERTIBLE PREFERRED STOCK — 0.41% (Cost $2,682,022)		$ 2,987,133
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
PREFERRED STOCK
Basic Materials — 0.17%
37,475	Alcoa Inc	$ 1,230,821
Communications — 0.00%(n)
742	Cincinnati Bell Inc(b)	37,216
Energy—0.27%
10,011	Chesapeake Energy Corp(b)	$ 460,959
30,000	El Paso Energy Capital Trust I	1,532,814
		1,993,773
Financial — 0.35%
1,484	Bank of America Corp	1,817,900
267	iStar Financial Inc	13,064
10,955	SLM Corp	563,197
3,200	Welltower Inc	213,200
		2,607,361
Utilities — 0.14%
25,000	Southern California Edison Co	633,000
3,600	Union Electric Co	363,960
		996,960
TOTAL PREFERRED STOCK — 0.93% (Cost $6,044,713)		$ 6,866,131
WARRANTS
Energy — 0.00%(n)
4,427	Halcon Resources Corp(m)	10,138
TOTAL WARRANTS — 0.00%(n) (Cost $15,278)		$ 10,138
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 5.87%
$43,225,000	International Bank for Reconstruction & Development 0.10%, 10/03/2016	$ 43,224,760
Repurchase Agreements — 4.21%
7,420,029	Undivided interest of 17.41% in a repurchase agreement (principal amount/value $42,638,707 with a maturity value of $42,640,413) with BNP Paribas Securities Corp, 0.48%, dated 9/30/16 to be repurchased at $7,420,029 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.25%, 10/14/16 - 9/9/49, with a value of $43,491,481.(o)	7,420,029
7,357,824	Undivided interest of 18.88% in a repurchase agreement (principal amount/value $38,982,030 with a maturity value of $38,983,654) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 9/30/16 to be repurchased at $7,357,824 on 10/3/16 collateralized by various U.S. Government Agency securities, 2.14% - 6.00%, 3/1/26 - 9/1/46, with a value of $39,761,671.(o)	7,357,824
7,357,824	Undivided interest of 5.25% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Citigroup Global Markets Inc, 0.52%, dated 9/30/16 to be repurchased at $7,357,824 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 2/15/20 - 9/9/49, with a value of $142,882,771.(o)	7,357,824
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$7,357,824	Undivided interest of 5.25% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Daiwa Capital Markets America Inc, 0.52%, dated 9/30/16 to be repurchased at $7,357,824 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 10/13/16 - 9/9/49, with a value of $142,882,772.(o)
$ 7,357,824
1,486,411	Undivided interest of 65.27% in a repurchase agreement (principal amount/value $2,277,947 with a maturity value of $2,278,036) with HSBC Securities (USA) Inc, 0.47%, dated 9/30/16 to be repurchased at $1,486,411 on 10/3/16 collateralized by Federal National Mortgage Association securities, 3.00% - 5.50%, 11/1/42 - 8/1/48, with a value of $2,323,507.(o)	1,486,411
30,979,912
SHORT TERM INVESTMENTS — 10.08% (Cost $74,204,672)		$ 74,204,672
TOTAL INVESTMENTS — 105.72% (Cost $768,283,966)		$ 778,106,850
OTHER ASSETS & LIABILITIES, NET — (5.72)%		$ (42,109,972)
TOTAL NET ASSETS — 100.00%		$ 735,996,878
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of the security is on loan at September 30, 2016.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2016, the aggregate cost and fair value of 144A securities was $114,512,590 and $112,550,655, respectively, representing 15.29% of net assets.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Security in bankruptcy at September 30, 2016.
(f)	Security in default; no interest payments received during the last 12 months. At September 30, 2016, the aggregate cost and fair value of such securities was $4,088,645 and $922,913, respectively, representing 0.13% of net assets.
(g)	Security in default; some interest payments received during the last 12 months. At September 30, 2016, the aggregate cost and fair value of such securities was $3,509,934 and $1,135,890, respectively, representing 0.15% of net assets.
(h)	Security is fair valued under procedures adopted by the Board of Directors.
(i)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
(j)	Security has no contractual maturity date and pays an indefinite stream of interest.
(k)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2016. Maturity date disclosed represents final maturity date.
(l)	Principal amount is stated in 100 Mexican Peso Units.
(m)	Non-income producing security.
(n)	Represents less than 0.005% of net assets.
(o)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
At September 30, 2016, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
Essar Steel Algoma Inc	9.50%	11/15/2019	02/03/2015	$1,633,645	$241,650	0.03%
Forethought Financial Group Inc	8.63	04/15/2021	04/15/2011	1,900,000	2,184,544	0.30
Goldman Sachs Group Inc	3.55	02/12/2021	02/05/2014	7,336,184	6,561,946	0.89
				$10,869,829	$8,988,140	1.22%
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

September 30, 2016

Corporate Bonds and Notes, Foreign Government Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Warrants	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.

September 30, 2016

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 1,609,381	$ —	$ 1,609,381
Corporate Bonds and Notes	—	449,646,896	976,631	450,623,527
Convertible Bonds	—	41,684,124	—	41,684,124
Foreign Government Bonds and Notes	—	106,740,902	—	106,740,902
Mortgage-Backed Securities	—	589,304	—	589,304
Municipal Bonds and Notes	—	2,993,197	—	2,993,197
U.S. Treasury Bonds and Notes	—	81,902,251	—	81,902,251
Common Stock	7,896,090	—	—	7,896,090
Convertible Preferred Stock	110,308	2,876,825	—	2,987,133
Preferred Stock	1,560,157	5,305,974	—	6,866,131
Warrants	10,138	—	—	10,138
Short Term Investments	—	74,204,672	—	74,204,672
Total Assets	$ 9,576,693	$ 767,553,526	$ 976,631	$ 778,106,850
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:
Federal tax cost of investments	$768,332,917
Gross unrealized appreciation on investments	55,643,350
Gross unrealized depreciation on investments	(45,869,417)
Net unrealized appreciation on investments	$9,773,933

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.86%
26,195	Cabot Corp	$ 1,372,880
112,240	Ferroglobe PLC	1,013,527
25,945	Minerals Technologies Inc	1,834,052
52,773	US Silica Holdings Inc(a)	2,457,111
		6,677,570
Communications — 7.31%
114,603	1-800-Flowers.com Inc Class A(b)	1,050,909
55,232	ARRIS International PLC(b)	1,564,723
78,426	Calix Inc(b)	576,431
60,102	DigitalGlobe Inc(b)	1,652,805
105,642	EW Scripps Co Class A(b)	1,679,708
60,931	Houghton Mifflin Harcourt Co(b)	817,085
21,119	Interactive Corp	1,319,304
30,827	John Wiley & Sons Inc Class A	1,590,981
44,113	Liberty Ventures Class A(b)	1,758,785
77,171	New Media Investment Group Inc	1,196,150
64,294	Perficient Inc(b)	1,295,524
156,063	Viavi Solutions Inc(b)	1,153,306
63,462	West Corp	1,401,241
		17,056,952
Consumer, Cyclical — 9.57%
59,338	Barnes & Noble Inc	670,519
72,194	Carrols Restaurant Group Inc(b)	953,683
16,341	Churchill Downs Inc	2,391,505
29,928	Cooper Tire & Rubber Co	1,137,862
48,309	Core-Mark Holding Co Inc	1,729,462
5,141	Cracker Barrel Old Country Store Inc	679,743
17,460	Del Frisco's Restaurant Group(b)	235,186
40,375	Fox Factory Holding Corp(b)	927,414
27,943	Genesco Inc(b)	1,521,776
68,884	Horizon Global Corp(b)	1,372,858
17,827	HSN Inc	709,515
29,544	J Alexander's Holdings Inc(b)	299,281
64,385	Kimball International Inc Class B	833,142
22,376	Knoll Inc	511,292
29,620	Marriott Vacations Worldwide Corp	2,171,738
109,802	National CineMedia Inc	1,616,285
188,508	Office Depot Inc	672,974
38,957	Sally Beauty Holdings Inc(b)	1,000,416
38,783	Six Flags Entertainment Corp	2,079,157
14,105	Tenneco Inc(b)	821,898
		22,335,706
Consumer, Non-Cyclical — 18.32%
30,692	Akorn Inc(b)	836,664
76,446	Albany Molecular Research Inc(a)(b)	1,262,123
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
22,074	Avis Budget Group Inc(b)	$ 755,152
71,262	Booz Allen Hamilton Holding Corp	2,252,592
47,351	Catalent Inc(b)	1,223,550
146,756	Cott Corp	2,091,273
15,848	Cynosure Inc Class A(b)	807,297
68,457	Darling Ingredients Inc(b)	924,854
33,134	Euronet Worldwide Inc(b)	2,711,355
24,713	FTI Consulting Inc(b)	1,101,211
44,191	Halyard Health Inc(b)	1,531,660
20,045	Helen of Troy Ltd(b)	1,727,278
12,616	Insperity Inc	916,426
5,436	J&J Snack Foods Corp	647,536
68,161	KAR Auction Services Inc	2,941,829
50,867	Korn/Ferry International	1,068,207
20,273	Macquarie Infrastructure Corp	1,687,525
4,422	MarketAxess Holdings Inc	732,239
58,187	PharMerica Corp(b)	1,633,309
38,183	Post Holdings Inc(b)	2,946,582
41,696	Quanta Services Inc(b)	1,167,071
74,184	RR Donnelley & Sons Co(b)	1,166,172
63,292	SpartanNash Co	1,830,405
32,774	SurModics Inc(b)	986,170
3,214	Teleflex Inc(a)	540,113
52,657	Viad Corp	1,941,464
70,068	VWR Corp(b)	1,987,128
9,835	WellCare Health Plans Inc(b)	1,151,580
20,226	WEX Inc(b)	2,186,228
		42,754,993
Diversified — 0.44%
65,156	HRG Group Inc(b)	1,022,949
Energy — 2.54%
31,049	Bristow Group Inc(a)	435,307
52,969	Natural Gas Services Group Inc(b)	1,302,508
75,038	QEP Resources Inc	1,465,492
71,608	RPC Inc(a)(b)	1,203,014
220,089	Synergy Resources Corp(a)(b)	1,525,217
		5,931,538
Financial — 30.05%
39,165	American Campus Communities Inc REIT	1,992,324
27,687	Atlas Financial Holdings Inc(b)	436,624
96,917	BancorpSouth Inc	2,248,474
35,403	Bank of the Ozarks Inc	1,359,475
56,592	Bryn Mawr Bank Corp	1,810,378
102,392	Cathay General Bancorp	3,151,626
49,453	Chemical Financial Corp	2,182,361
82,437	CubeSmart REIT	2,247,233
118,100	CVB Financial Corp	2,079,741
82,142	Employers Holdings Inc	2,450,296
26,670	Federal Agricultural Mortgage Corp Class C	1,053,465
28,028	First American Financial Corp	1,100,940
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
119,128	First Financial Bancorp	$ 2,601,755
42,367	First Financial Bankshares Inc	1,543,853
126,158	FNFV Group(b)	1,574,452
100,725	Hercules Technology Growth Capital Inc	1,365,831
64,396	Hersha Hospitality Trust REIT	1,160,416
93,348	Home BancShares Inc	1,942,572
38,509	Iberiabank Corp	2,584,724
35,361	LegacyTexas Financial Group Inc	1,118,468
15,839	Life Storage Inc	1,408,721
24,430	Mid-America Apartment Communities Inc REIT(a)	2,296,176
36,241	National Retail Properties Inc REIT	1,842,855
54,710	PacWest Bancorp	2,347,606
40,316	Pinnacle Financial Partners Inc	2,180,289
67,517	Popular Inc	2,580,500
31,881	PRA Group Inc(b)	1,101,170
39,111	ProAssurance Corp	2,052,545
38,785	Prosperity Bancshares Inc	2,128,909
21,122	Reinsurance Group of America Inc	2,279,909
145,291	Retail Opportunity Investments Corp REIT	3,190,590
37,502	Sabra Health Care Inc REIT	944,300
21,536	Signature Bank(b)	2,550,939
42,458	Stifel Financial Corp(b)	1,632,510
29,700	Texas Capital Bancshares Inc(b)	1,631,124
56,495	Triumph Bancorp Inc(b)	1,120,861
51,458	Wintrust Financial Corp(a)	2,859,521
		70,153,533
Industrial — 19.33%
42,234	Advanced Energy Industries Inc(b)	1,998,513
57,006	Aerojet Rocketdyne Holdings Inc(b)	1,002,165
16,445	Alamo Group Inc	1,083,561
36,484	Albany International Corp Class A	1,546,192
19,844	Altra Industrial Motion Corp	574,881
19,336	Apogee Enterprises Inc	864,126
24,333	Argan Inc	1,440,270
33,477	Armstrong World Industries Inc(a)(b)	1,383,270
12,687	AZZ Inc	828,081
75,044	Babcock & Wilcox Enterprises Inc(a)(b)	1,238,226
23,579	Belden Inc	1,626,715
58,547	BWX Technologies Inc	2,246,448
20,759	Clean Harbors Inc(b)	996,017
7,712	EnerSys	533,593
21,431	Genesee & Wyoming Inc Class A(b)	1,477,667
15,457	Gibraltar Industries Inc(b)	574,228
32,663	Haynes International Inc	1,212,124
57,264	II-VI Inc(b)	1,393,233
Shares		Fair Value
Industrial — (continued)
36,253	John Bean Technologies Corp	$ 2,557,649
18,238	Kimball Electronics Inc(b)	252,779
17,729	Kirby Corp(b)	1,102,035
28,131	Littelfuse Inc	3,623,554
22,969	Masonite International Corp(b)	1,427,983
46,998	Methode Electronics Inc	1,643,520
37,477	MYR Group Inc(b)	1,128,058
22,925	Old Dominion Freight Line Inc(b)	1,572,884
16,353	Patrick Industries Inc(b)	1,012,578
66,569	Raven Industries Inc	1,533,084
29,513	RBC Bearings Inc(b)	2,257,154
26,338	Rogers Corp(b)	1,608,725
6,761	Standex International Corp	627,894
49,014	Summit Materials Inc Class A(b)	909,210
20,668	US Concrete Inc(a)(b)	952,071
64,116	Vishay Intertechnology Inc	903,394
		45,131,882
Technology — 4.79%
4,411	Commercehub Class A(b)	69,694
38,630	Commercehub Class C(a)(b)	614,603
25,851	CSG Systems International Inc	1,068,422
75,274	Digi International Inc(b)	858,123
20,529	DST Systems Inc	2,420,780
29,231	Semtech Corp(b)	810,576
48,298	Synchronoss Technologies Inc(b)	1,988,912
76,270	Teradyne Inc	1,645,906
30,228	VeriFone Systems Inc(b)	475,789
32,946	Verint Systems Inc(b)	1,239,758
		11,192,563
Utilities — 2.09%
44,490	ALLETE Inc	2,652,494
38,775	NorthWestern Corp	2,230,726
		4,883,220
TOTAL COMMON STOCK — 97.30% (Cost $165,022,865)		$ 227,140,906
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 3.37%
$7,855,000	International Bank for Reconstruction & Development 0.10%, 10/03/2016	$ 7,854,956
Repurchase Agreements — 4.55%
2,524,531	Undivided interest of 1.80% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Citigroup Global Markets Inc, 0.52%, dated 9/30/16 to be repurchased at $2,524,531 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 2/15/20 - 9/9/49, with a value of $142,882,771.(c)	2,524,531
2,524,531	Undivided interest of 1.80% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Daiwa Capital Markets America Inc, 0.52%, dated 9/30/16 to be repurchased at $2,524,531 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 10/13/16 - 9/9/49, with a value of $142,882,772.(c)	2,524,531
288,682	Undivided interest of 12.68% in a repurchase agreement (principal amount/value $2,277,947 with a maturity value of $2,278,036) with HSBC Securities (USA) Inc, 0.47%, dated 9/30/16 to be repurchased at $288,682 on 10/3/16 collateralized by Federal National Mortgage Association securities, 3.00% - 5.50%, 11/1/42 - 8/1/48, with a value of $2,323,507.(c)	288,682
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,524,530	Undivided interest of 6.48% in a repurchase agreement (principal amount/value $38,982,030 with a maturity value of $38,983,654) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 9/30/16 to be repurchased at $2,524,530 on 10/3/16 collateralized by various U.S. Government Agency securities, 2.14% - 6.00%, 3/1/26 - 9/1/46, with a value of $39,761,671.(c)
$ 2,524,530
2,767,196	Undivided interest of 6.49% in a repurchase agreement (principal amount/value $42,638,707 with a maturity value of $42,640,413) with BNP Paribas Securities Corp, 0.48%, dated 9/30/16 to be repurchased at $2,767,196 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.25%, 10/14/16 - 9/9/49, with a value of $43,491,481.(c)	2,767,196
10,629,470
SHORT TERM INVESTMENTS — 7.92% (Cost $18,484,426)		$ 18,484,426
TOTAL INVESTMENTS — 105.22% (Cost $183,507,291)		$ 245,625,332
OTHER ASSETS & LIABILITIES, NET — (5.22)%		$ (12,177,251)
TOTAL NET ASSETS — 100.00%		$ 233,448,081
(a)	All or a portion of the security is on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 30, 2016

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 227,140,906	$ —	$ —	$ 227,140,906
Short Term Investments	—	18,484,426	—	18,484,426
Total Assets	$ 227,140,906	$ 18,484,426	$ 0	$ 245,625,332
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:
Federal tax cost of investments	$183,652,674
Gross unrealized appreciation on investments	69,244,460
Gross unrealized depreciation on investments	(7,271,802)
Net unrealized appreciation on investments	$61,972,658

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.51%
64,568	Air Liquide SA(a)(b)	$ 6,924,084
86,945	Akzo Nobel NV(a)	5,880,984
22,230	Linde AG(a)	3,777,357
87,580	Rio Tinto PLC(a)	2,910,247
31,500	Shin-Etsu Chemical Co Ltd(a)	2,197,845
		21,690,517
Communications — 7.13%
31,058	Alibaba Group Holding Ltd Sponsored ADR(c)	3,285,626
56,338	ProSiebenSat.1 Media AG(a)	2,415,515
597,604	Singapore Telecommunications Ltd(a)	1,747,927
401,112	Sky PLC(a)	4,646,307
496,329	WPP PLC(a)	11,660,029
		23,755,404
Consumer, Cyclical — 12.05%
545,496	Compass Group PLC(a)	10,557,305
25,543	Delphi Automotive PLC	1,821,727
136,300	Denso Corp(a)	5,438,989
10,026,400	Global Brands Group Holding Ltd(a)(c)	1,027,769
149,413	Hennes & Mauritz AB Class B(a)	4,217,276
1,524	Hermes International(a)	620,441
2,698,400	Li & Fung Ltd(a)(b)	1,390,402
37,036	Luxottica Group SpA(a)	1,768,965
36,216	LVMH Moet Hennessy Louis Vuitton SE(a)	6,175,257
78,353	Yum! Brands Inc	7,115,236
		40,133,367
Consumer, Non-Cyclical — 33.44%
387,033	Ambev SA ADR	2,357,031
107,665	Bayer AG(a)	10,812,882
72,309	Beiersdorf AG(a)	6,825,504
89,299	Bureau Veritas SA(a)	1,915,923
24,336	Carlsberg A/S Class B(a)	2,325,887
114,017	Danone SA(a)	8,466,129
202,335	Diageo PLC(a)	5,794,255
51,381	Experian PLC(a)	1,025,818
10,525	Heineken NV(a)	925,165
132,800	Japan Tobacco Inc(a)	5,436,198
34,719	Loblaw Cos Ltd	1,786,297
18,258	L'Oreal SA(a)	3,450,954
38,510	Merck KGaA(a)	4,153,899
173,302	Nestle SA(a)	13,684,633
87,598	Novartis AG(a)	6,913,263
27,573	Pernod Ricard SA(a)	3,265,603
115,799	Randstad Holding NV(a)	5,265,693
86,870	Reckitt Benckiser Group PLC(a)	8,177,197
42,191	Roche Holding AG(a)	10,484,405
11,487	Sonova Holding AG(a)	1,628,813
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
173,300	Terumo Corp(a)(b)	$ 6,666,091
		111,361,640
Energy — 2.23%
142,718	Eni SpA(a)	2,056,619
148,200	Inpex Corp(a)	1,347,504
144,996	Suncor Energy Inc	4,025,119
		7,429,242
Financial — 12.53%
1,341,600	AIA Group Ltd(a)	9,021,917
1,081,090	Barclays PLC(a)	2,343,115
469,200	DBS Group Holdings Ltd(a)	5,323,943
189,358	Element Financial Corp(b)	2,369,952
435,732	ING Groep NV	5,379,407
55,881	Julius Baer Group Ltd(a)	2,277,820
54,735	KBC Groep NV(a)(c)	3,195,219
119,957	Prudential PLC(a)	2,125,647
489,614	UBS Group AG(a)	6,688,352
11,620	Zurich Insurance Group AG(a)	2,996,729
		41,722,101
Industrial — 15.22%
95,610	Canadian National Railway Co	6,252,894
33,400	Daikin Industries Ltd(a)	3,116,750
22,200	FANUC Corp(a)	3,749,924
375,237	Hon Hai Precision Industry Co Ltd(a)	949,599
228,300	Hoya Corp(a)	9,184,016
191,300	Kubota Corp(a)	2,895,424
11,344	Kuehne + Nagel International AG(a)	1,648,581
78,700	Kyocera Corp(a)	3,781,793
52,414	Legrand SA(a)	3,089,775
16,599	MTU Aero Engines AG(a)	1,680,653
141,862	Orica Ltd(a)	1,661,876
272,473	Rolls-Royce Holdings PLC(a)	2,540,312
110,150	Schneider Electric SE(a)	7,662,499
129,414	Smiths Group PLC(a)	2,454,895
		50,668,991
Technology — 8.39%
75,468	Amadeus IT Holding SA Class A(a)	3,766,850
40,400	Check Point Software Technologies Ltd(c)	3,135,444
31,475	Dassault Systemes(a)	2,732,374
92,731	SAP SE(a)	8,480,515
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Technology — (continued)
321,202	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	$ 9,825,569
		27,940,752
Utilities — 1.25%
268,002	GDF Suez(a)	4,155,315
TOTAL COMMON STOCK — 98.75% (Cost $303,821,325)		$ 328,857,329
RIGHTS
Basic Materials — 0.06%
64,377	Air Liquide SA(c)	187,232
TOTAL RIGHTS — 0.06% (Cost $191,826)		$ 187,232
Principal Amount
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 0.93%
$3,090,000	International Bank for Reconstruction & Development 0.10%, 10/03/2016	$ 3,089,983
Repurchase Agreements — 5.05%
840,457	Undivided interest of 2.16% in a repurchase agreement (principal amount/value $38,982,030 with a maturity value of $38,983,654) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 9/30/16 to be repurchased at $840,457 on 10/3/16 collateralized by various U.S. Government Agency securities, 2.14% - 6.00%, 3/1/26 - 9/1/46, with a value of $39,761,671.(d)	840,457
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,993,412	Undivided interest of 2.85% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Citigroup Global Markets Inc, 0.52%, dated 9/30/16 to be repurchased at $3,993,412 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 2/15/20 - 9/9/49, with a value of $142,882,771.(d)
		$ 3,993,412
3,993,412	Undivided interest of 2.85% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Daiwa Capital Markets America Inc, 0.52%, dated 9/30/16 to be repurchased at $3,993,412 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 10/13/16 - 9/9/49, with a value of $142,882,772.(d)	3,993,412
3,993,412	Undivided interest of 3.85% in a repurchase agreement (principal amount/value $103,823,677 with a maturity value of $103,827,743) with Scotia Capital (USA) Inc, 0.47%, dated 9/30/16 to be repurchased at $3,993,412 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 5.50%, 2/1/21 - 8/1/46, with a value of $105,904,298.(d)	3,993,412
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$3,993,412	Undivided interest of 4.08% in a repurchase agreement (principal amount/value $97,866,782 with a maturity value of $97,870,534) with HSBC Securities (USA) Inc, 0.46%, dated 9/30/16 to be repurchased at $3,993,412 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.13%, 10/3/16 - 7/15/37, with a value of $99,824,451.(d)
$ 3,993,412
16,814,105
SHORT TERM INVESTMENTS — 5.98% (Cost $19,904,088)	$ 19,904,088
TOTAL INVESTMENTS — 104.79% (Cost $323,917,239)	$ 348,948,649
OTHER ASSETS & LIABILITIES, NET — (4.79)%	$ (15,948,755)
TOTAL NET ASSETS — 100.00%	$ 332,999,894
(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	All or a portion of the security is on loan at September 30, 2016.
(c)	Non-income producing security.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Summary of Investments by Country as of September 30, 2016.
Country	Fair Value	Percentage of Fund Investments
United Kingdom	$ 55,031,037	15.77%
France	48,645,585	13.94
Switzerland	46,322,596	13.27
Japan	43,814,534	12.56
Germany	38,146,325	10.93
United States	27,019,324	7.74
Netherlands	17,451,249	5.00
Canada	14,434,262	4.14
Hong Kong	11,440,088	3.28
Taiwan	10,775,168	3.09
Singapore	7,071,871	2.03
Sweden	4,217,276	1.21
Italy	3,825,584	1.10
Spain	3,766,850	1.08
China	3,285,626	0.94
Belgium	3,195,219	0.91
Israel	3,135,444	0.90
Brazil	2,357,031	0.67
Denmark	2,325,886	0.67
Australia	1,661,876	0.48
Ireland	1,025,818	0.29
Total	$348,948,649	100.00%
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Rights	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 30, 2016

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 47,354,302	$ 281,503,027	$ —	$ 328,857,329
Rights	—	187,232	—	187,232
Short Term Investments	—	19,904,088	—	19,904,088
Total Assets	$ 47,354,302	$ 301,594,347	$ 0	$ 348,948,649
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:
Federal tax cost of investments	$327,789,256
Gross unrealized appreciation on investments	47,106,880
Gross unrealized depreciation on investments	(25,947,487)
Net unrealized appreciation on investments	$21,159,393

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.47%
128,700	Brenntag AG(a)	$ 7,033,348
8,762	Givaudan SA(a)	17,863,260
180,777	Symrise AG(a)	13,257,281
12,478	Syngenta AG(a)(b)	5,465,594
		43,619,483
Communications — 3.39%
764,900	KDDI Corp(a)	23,698,143
895,240	Telefonaktiebolaget LM Ericsson Class B(a)	6,463,887
1,018,147	Vodafone Group PLC(a)	2,919,295
		33,081,325
Consumer, Cyclical — 5.55%
543,831	Bunzl PLC(a)	16,029,602
91,440	Cie Financiere Richemont SA(a)	5,576,705
1,224,809	Compass Group PLC(a)	23,704,450
3,226,883	Esprit Holdings Ltd(a)(b)(c)	2,625,106
200,100	USS Co Ltd(a)	3,386,594
85,800	Yamaha Corp(a)(c)	2,777,462
		54,099,919
Consumer, Non-Cyclical — 34.98%
102,335	Bayer AG(a)	10,277,586
3,088,308	Brambles Ltd(a)	28,466,625
288,485	British American Tobacco PLC(a)	18,396,471
278,888	Colgate-Palmolive Co	20,676,756
495,521	Danone SA(a)	36,794,028
180,560	Heineken NV(a)	15,871,525
116,882	Intertek Group PLC(a)	5,274,964
222,200	Ito En Ltd(a)	7,906,811
519,200	Japan Tobacco Inc(a)	21,253,571
383,400	Kao Corp(a)	21,676,680
51,896	Kerry Group PLC Class A	4,323,355
165,600	Kobayashi Pharmaceutical Co Ltd(a)	8,650,294
17,900	Kose Corp(a)(b)	1,832,906
568,138	Nestle SA(a)	44,862,494
317,800	Nihon Kohden Corp(a)(c)	7,724,198
347,757	Reckitt Benckiser Group PLC(a)	32,734,864
256,295	RELX NV(a)	4,584,319
291,012	Rentokil Initial PLC(a)	836,041
44,619	Roche Holding AG(a)	11,087,759
99,000	Rohto Pharmaceutical Co Ltd(a)(b)	1,708,187
572,000	Santen Pharmaceutical Co Ltd(a)	8,446,367
157,000	Secom Co Ltd(a)	11,723,869
192,800	Terumo Corp(a)	7,416,170
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
198,200	Toyo Suisan Kaisha Ltd(a)	$ 8,408,278
		340,934,118
Energy — 0.90%
695,214	Cairn Energy PLC(a)(b)	1,692,591
27,330	Core Laboratories NV(c)	3,069,979
436,300	Inpex Corp(a)	3,967,045
		8,729,615
Financial — 15.42%
10,261,049	Bank of Ireland(a)(b)	2,145,323
449,000	Chiba Bank Ltd(a)(b)	2,549,960
595,000	Daiwa Securities Group Inc(a)	3,350,033
432,579	Deutsche Annington Immobilien SE(a)(b)	16,398,797
410,406	Deutsche Wohnen AG(a)	14,933,970
650,923	DNB ASA(a)	8,557,522
27,997	Euler Hermes Group(a)	2,380,341
37,881	Fairfax Financial Holdings Ltd	22,195,878
441,000	Hachijuni Bank Ltd(a)	2,296,798
307,290	Hiscox Ltd(a)	4,142,530
425,299	IG Group Holdings PLC(a)(b)	4,796,125
787,388	ING Groep NV	9,720,840
238,230	Jardine Lloyd Thompson Group PLC(a)	3,112,291
54,444	Julius Baer Group Ltd(a)	2,219,245
55,932	Jyske Bank A/S(a)(c)	2,615,002
62,531	LEG Immobilien AG(a)	5,994,156
741,780	Mebuki Financial Group Inc(a)	2,657,464
660,400	North Pacific Bank Ltd(a)	2,342,482
212,500	Sumitomo Mitsui Financial Group Inc(a)	7,178,168
892,957	Svenska Handelsbanken AB Class A(a)	12,274,646
74,166	Sydbank A/S(a)(c)	2,261,065
239,201	TAG Immobilien AG(a)(b)	3,484,072
683,382	UBS Group AG(a)	9,335,312
12,836	Zurich Insurance Group AG(a)	3,310,328
		150,252,348
Industrial — 13.76%
2,194,935	Cobham PLC(a)(c)	4,772,211
257,182	GEA Group AG(a)(b)	14,298,622
8,301	Geberit AG(a)	3,638,664
70,400	Glory Ltd(a)	2,321,372
598,325	Halma PLC(a)	8,115,589
74,295	Hirose Electric Co Ltd(a)(b)	9,768,479
708,186	IMI PLC(a)	9,846,705
183,448	Legrand SA(a)	10,814,153
151,700	MISUMI Group Inc(a)	2,850,854
72,744	Nordson Corp	7,247,485
170,100	Omron Corp(a)(b)(c)	6,122,736
377,604	Orica Ltd(a)	4,423,531
20,100	Schindler Holding AG(a)	3,774,428
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Industrial — (continued)
169,211	Schneider Electric SE(a)	$ 11,771,031
187,742	Spectris PLC(a)	4,778,062
134,360	Spirax-Sarco Engineering PLC(a)	7,829,994
37,254	Wartsila OYJ Abp(a)	1,677,141
738,700	Yamato Holdings Co Ltd(a)	17,218,798
217,100	Yokogawa Electric Corp(a)(c)	2,892,170
		134,162,025
Technology — 15.80%
354,083	Amadeus IT Holding SA Class A(a)	17,673,419
277,792	Analog Devices Inc	17,903,694
55,556	ASM International NV(a)	2,270,995
544,345	Cadence Design Systems Inc(b)	13,897,128
123,718	Computershare Ltd(a)	981,276
90,150	Dassault Systemes(a)	7,826,004
600,706	Infineon Technologies AG(a)	10,711,561
84,990	Neopost SA(a)	2,297,512
420,870	Nomura Research Institute Ltd(a)	14,525,960
378,219	NVIDIA Corp(c)	25,915,566
130,200	Obic Co Ltd(a)	6,933,000
700,604	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	21,431,476
165,107	Texas Instruments Inc	11,587,209
		153,954,800
TOTAL COMMON STOCK — 94.27% (Cost $764,785,844)		$ 918,833,633
PREFERRED STOCK
Consumer, Non-Cyclical — 2.64%
189,035	Henkel AG & Co KGaA(a)	25,727,999
TOTAL PREFERRED STOCK — 2.64% (Cost $17,983,244)		$ 25,727,999
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 3.01%
$29,295,000	International Bank for Reconstruction & Development 0.10%, 10/03/2016	$ 29,294,837
Repurchase Agreements — 4.05%
1,974,193	Undivided interest of 5.07% in a repurchase agreement (principal amount/value $38,982,030 with a maturity value of $38,983,654) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 9/30/16 to be repurchased at $1,974,193 on 10/3/16 collateralized by various U.S. Government Agency securities, 2.14% - 6.00%, 3/1/26 - 9/1/46, with a value of $39,761,671.(d)	1,974,193
9,379,729	Undivided interest of 6.70% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Citigroup Global Markets Inc, 0.52%, dated 9/30/16 to be repurchased at $9,379,729 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 2/15/20 - 9/9/49, with a value of $142,882,771.(d)	9,379,729
9,379,729	Undivided interest of 6.70% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Daiwa Capital Markets America Inc, 0.52%, dated 9/30/16 to be repurchased at $9,379,729 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 10/13/16 - 9/9/49, with a value of $142,882,772.(d)	9,379,729
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$9,379,730	Undivided interest of 9.04% in a repurchase agreement (principal amount/value $103,823,677 with a maturity value of $103,827,743) with Scotia Capital (USA) Inc, 0.47%, dated 9/30/16 to be repurchased at $9,379,730 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 5.50%, 2/1/21 - 8/1/46, with a value of $105,904,298.(d)
$ 9,379,730
9,379,729	Undivided interest of 9.59% in a repurchase agreement (principal amount/value $97,866,782 with a maturity value of $97,870,534) with HSBC Securities (USA) Inc, 0.46%, dated 9/30/16 to be repurchased at $9,379,729 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.13%, 10/3/16 - 7/15/37, with a value of $99,824,451.(d)	9,379,729
39,493,110
SHORT TERM INVESTMENTS — 7.06% (Cost $68,787,947)		$ 68,787,947
TOTAL INVESTMENTS — 103.97% (Cost $851,557,035)		$ 1,013,349,579
OTHER ASSETS & LIABILITIES, NET — (3.97)%		$ (38,660,672)
TOTAL NET ASSETS — 100.00%		$ 974,688,907
(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at September 30, 2016.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Summary of Investments by Country as of September 30, 2016.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 223,584,847	22.06%
United States	166,015,786	16.38
United Kingdom	155,892,253	15.38
Germany	122,117,391	12.05
Switzerland	107,133,790	10.57
France	71,883,070	7.09
Australia	33,871,432	3.34
Netherlands	30,933,338	3.05
Canada	22,195,878	2.19
Taiwan	21,431,476	2.12
Sweden	18,738,532	1.85
Spain	17,673,419	1.75
Norway	8,557,522	0.85
Denmark	4,876,067	0.48
Bermuda	4,142,530	0.41
Hong Kong	2,625,107	0.26
Finland	1,677,141	0.17
Total	$1,013,349,579	100.00%
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

September 30, 2016

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 157,969,365	$ 760,864,268	$ —	$ 918,833,633
Preferred Stock	—	25,727,999	—	25,727,999
Short Term Investments	—	68,787,947	—	68,787,947
Total Assets	$ 157,969,365	$ 855,380,214	$ 0	$ 1,013,349,579
The Fund recognizes transfers between levels as of the beginning of the reporting period. As of September 30, 2016, the following transfers between levels were recognized between valuation levels.
Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)
Financial	$2,380,341	—
(a) Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.
(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:
Federal tax cost of investments	$855,373,875
Gross unrealized appreciation on investments	191,104,711
Gross unrealized depreciation on investments	(33,129,007)
Net unrealized appreciation on investments	$157,975,704

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST GOVERNMENT MONEY MARKET FUND (Formerly GREAT-WEST MONEY MARKET FUND)
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
U.S. Government Agency — 0.00%(a)
$ 26,894	Federal Home Loan Mortgage Corp(b) Series T20 Class A7 0.83%, 12/25/2029	$ 26,894
TOTAL ASSET-BACKED SECURITIES — 0.00%(a) (Cost $26,894)		$ 26,894
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 2.56%
35,090,000	International Bank for Reconstruction & Development 0.10%, 10/03/2016	35,089,805
U.S. Government Agency Bonds and Notes — 83.26%
	Federal Farm Credit Banks Funding Corp
25,000,000	0.25%, 10/07/2016	24,998,958
38,000,000	0.49%, 11/01/2016	37,984,261
7,800,000	0.31%, 11/10/2016	7,797,313
25,000,000	0.57%, 03/20/2017	24,933,846
10,000,000	0.58%, 04/21/2017	9,967,992
25,000,000	0.53%, 05/03/2017	24,922,677
10,000,000	0.58%, 05/24/2017	9,962,771
	Federal Home Loan Bank
20,957,000	0.27%, 10/07/2016	20,956,074
50,000,000	0.26%, 10/12/2016	49,996,027
50,000,000	0.22%, 10/13/2016	49,996,333
70,000,000	0.27%, 10/14/2016	69,993,174
9,000,000	0.63%, 10/14/2016	9,000,532
50,000,000	0.22%, 10/17/2016	49,995,111
25,000,000	0.25%, 10/18/2016	24,997,048
25,000,000	0.24%, 10/19/2016	24,997,000
10,876,000	0.30%, 10/21/2016	10,874,187
34,000,000	0.27%, 10/24/2016	33,994,134
25,000,000	0.30%, 10/25/2016	24,995,082
50,000,000	0.22%, 10/26/2016	49,992,535
25,000,000	0.30%, 11/03/2016	24,993,124
35,000,000	0.31%, 11/21/2016	34,984,874
2,410,000	0.63%, 11/23/2016	2,410,536
103,250,000	0.50%, 11/25/2016	103,243,755
10,000,000	0.54%, 01/26/2017	10,002,213
30,000,000	0.49%, 01/27/2017	29,997,909
25,000,000	0.72%, 03/23/2017(b)	25,000,000
	Federal Home Loan Mortgage Corp
6,000,000	0.88%, 10/14/2016	6,000,895
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$ 25,000,000	0.24%, 10/21/2016	$ 24,996,736
50,000,000	0.19%, 10/28/2016	49,992,876
37,000,000	0.38%, 11/07/2016	36,985,914
10,958,000	0.31%, 11/29/2016	10,952,431
13,928,000	0.34%, 12/05/2016	13,919,289
35,083,000	0.36%, 12/06/2016	35,060,147
30,000,000	0.43%, 12/29/2016	29,968,444
	Federal National Mortgage Association
50,000,000	0.16%, 10/03/2016	49,999,556
50,000,000	0.20%, 10/04/2016	49,999,722
18,800,000	0.37%, 03/01/2017	18,771,611
25,000,000	Tennessee Valley Authority 0.24%, 10/04/2016	24,999,500
		1,142,634,587
U.S. Treasury Bonds and Notes — 1.82%
25,000,000	U.S. Treasury Bills 0.29%, 12/22/2016	24,983,770
Repurchase Agreements — 15.48%
212,437,000	Repurchase agreement (principal amount/value $212,437,000 with a maturity value of $212,446,737) with Daiwa Capital Markets America Inc, 0.55%, dated 9/30/16 to be repurchased at $212,446,737 on 10/3/16 collateralized by U.S. Treasury securities, 0.63% - 3.63%, 2/28/17 - 2/15/24, with a value of $216,685,800.	212,437,000
SHORT TERM INVESTMENTS — 103.12% (Cost $1,415,145,162)		$ 1,415,145,162
TOTAL INVESTMENTS — 103.12% (Cost $1,415,172,056)		$ 1,415,172,056
OTHER ASSETS & LIABILITIES, NET — (3.12)%		$ (42,797,225)
TOTAL NET ASSETS — 100.00%		$ 1,372,374,831
(a)	Represents less than 0.005% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST GOVERNMENT MONEY MARKET FUND (Formerly GREAT-WEST MONEY MARKET FUND)
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The value of assets in the Fund is determined as of the close of trading on each valuation date. The net asset value of the Fund's shares is determined by dividing the net assets attributable to the Fund by the number of issued and outstanding shares of the Fund on each valuation date.
Investments held by the Fund are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, 100% of the Fund’s investments are valued using amortized cost. Amortized cost closely approximates a security’s current fair value, but since the value is not derived from a quoted price in an active market, amortized securities are considered to be valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.33%
93,216	Ecolab Inc	$ 11,346,252
42,352	International Flavors & Fragrances Inc	6,055,065
14,328	LyondellBasell Industries NV Class A	1,155,697
11,215	PPG Industries Inc	1,159,182
24,634	Sherwin-Williams Co	6,815,242
		26,531,438
Communications — 20.00%
62,122	Alphabet Inc Class C(a)	48,286,809
50,392	Amazon.com Inc(a)	42,193,726
166,544	Comcast Corp Class A	11,048,529
156,450	Facebook Inc Class A(a)	20,067,842
56,410	Netflix Inc(a)(b)	5,559,206
2,488	Priceline Group Inc(a)	3,661,067
36,163	Splunk Inc(a)(b)	2,122,045
142,635	Time Warner Inc	11,355,172
39,393	VeriSign Inc(a)(b)	3,082,108
131,494	Walt Disney Co	12,210,533
		159,587,037
Consumer, Cyclical — 13.69%
172,043	CVS Health Corp	15,310,107
204,958	Delta Air Lines Inc	8,067,147
247,424	Home Depot Inc	31,838,520
56,950	Newell Brands Inc	2,998,987
76,898	NIKE Inc Class B	4,048,680
19,031	O'Reilly Automotive Inc(a)	5,330,773
191,130	Ross Stores Inc	12,289,659
220,722	Starbucks Corp	11,949,889
10,681	Tesla Motors Inc(a)(b)	2,179,244
33,566	Ulta Salon Cosmetics & Fragrance Inc(a)	7,988,037
35,249	Walgreens Boots Alliance Inc	2,841,774
61,240	Wal-Mart Stores Inc	4,416,629
		109,259,446
Consumer, Non-Cyclical — 25.45%
1,967	Alexion Pharmaceuticals Inc(a)	241,036
44,704	Allergan PLC(a)	10,295,778
27,309	Becton Dickinson & Co	4,908,247
906	Biogen Inc(a)	283,605
9,300	BioMarin Pharmaceutical Inc(a)	860,436
227,990	Boston Scientific Corp(a)	5,426,162
31,344	Bristol-Myers Squibb Co	1,690,068
138,386	Celgene Corp(a)	14,465,489
65,724	Colgate-Palmolive Co	4,872,777
20,606	Constellation Brands Inc Class A	3,430,693
72,071	Edwards Lifesciences Corp(a)	8,688,880
234,672	Gilead Sciences Inc	18,567,249
68,870	Hershey Co	6,583,972
28,834	Illumina Inc(a)	5,237,984
5,591	Incyte Corp(a)	527,175
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
12,176	Intuitive Surgical Inc(a)	$ 8,825,530
103,217	Johnson & Johnson	12,193,024
52,435	Kimberly-Clark Corp	6,614,151
121,701	Medtronic PLC	10,514,966
39,113	Monster Beverage Corp(a)	5,742,180
29,414	Moody's Corp	3,184,948
72,949	PayPal Holdings Inc(a)	2,988,721
123,524	PepsiCo Inc	13,435,706
12,859	Regeneron Pharmaceuticals Inc(a)	5,169,575
312,523	Reynolds American Inc	14,735,459
22,800	S&P Global Inc	2,885,568
122,297	Thermo Fisher Scientific Inc	19,452,561
94,581	Vantiv Inc Class A(a)	5,322,073
67,334	Vertex Pharmaceuticals Inc(a)	5,872,198
		203,016,211
Energy — 1.49%
171,789	Cabot Oil & Gas Corp	4,432,156
16,586	Pioneer Natural Resources Co	3,079,191
55,587	Schlumberger Ltd	4,371,362
		11,882,709
Financial — 8.37%
98,600	Charles Schwab Corp	3,112,802
6,750	Equinix Inc REIT	2,431,688
58,165	Intercontinental Exchange Inc	15,667,324
293,529	MasterCard Inc Class A	29,872,446
189,457	Visa Inc Class A	15,668,094
		66,752,354
Industrial — 8.66%
42,904	3M Co	7,560,972
20,176	Acuity Brands Inc	5,338,570
91,524	Amphenol Corp Class A	5,941,738
73,185	Honeywell International Inc	8,532,639
132,732	Masco Corp	4,554,035
18,020	Northrop Grumman Corp	3,855,379
76,223	Raytheon Co	10,376,237
20,879	Roper Technologies Inc	3,809,791
82,517	United Parcel Service Inc Class B	9,024,059
50,456	United Technologies Corp	5,126,330
43,924	Vulcan Materials Co	4,995,476
		69,115,226
Technology — 18.00%
36,808	Accenture PLC Class A	4,496,833
149,390	Activision Blizzard Inc	6,617,977
79,191	Adobe Systems Inc(a)	8,595,391
122,936	Analog Devices Inc	7,923,225
303,234	Apple Inc	34,280,604
126,170	Applied Materials Inc	3,804,026
43,263	Broadcom Ltd	7,463,733
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Technology — (continued)
205,518	Cognizant Technology Solutions Corp Class A(a)	$ 9,805,264
46,500	Electronic Arts Inc(a)	3,971,100
538,765	Microsoft Corp	31,032,864
129,168	NVIDIA Corp(b)	8,850,591
43,537	NXP Semiconductors NV(a)	4,441,209
92,986	Salesforce.com Inc(a)	6,632,691
72,338	ServiceNow Inc(a)	5,725,553
		143,641,061
TOTAL COMMON STOCK — 98.99% (Cost $697,903,694)		$ 789,785,482
Principal Amount
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 1.15%
$9,205,000	International Bank for Reconstruction & Development 0.10%, 10/03/2016	$ 9,204,949
Repurchase Agreements — 2.49%
991,567	Undivided interest of 2.54% in a repurchase agreement (principal amount/value $38,982,030 with a maturity value of $38,983,654) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 9/30/16 to be repurchased at $991,567 on 10/3/16 collateralized by various U.S. Government Agency securities, 2.14% - 6.00%, 3/1/26 - 9/1/46, with a value of $39,761,671.(c)	991,567
4,710,643	Undivided interest of 3.36% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Citigroup Global Markets Inc, 0.52%, dated 9/30/16 to be repurchased at $4,710,643 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 2/15/20 - 9/9/49, with a value of $142,882,771.(c)	4,710,643
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$4,710,642	Undivided interest of 3.36% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Daiwa Capital Markets America Inc, 0.52%, dated 9/30/16 to be repurchased at $4,710,642 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 10/13/16 - 9/9/49, with a value of $142,882,772.(c)
$ 4,710,642
4,710,643	Undivided interest of 4.54% in a repurchase agreement (principal amount/value $103,823,677 with a maturity value of $103,827,743) with Scotia Capital (USA) Inc, 0.47%, dated 9/30/16 to be repurchased at $4,710,643 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 5.50%, 2/1/21 - 8/1/46, with a value of $105,904,298.(c)	4,710,643
4,710,642	Undivided interest of 4.81% in a repurchase agreement (principal amount/value $97,866,782 with a maturity value of $97,870,534) with HSBC Securities (USA) Inc, 0.46%, dated 9/30/16 to be repurchased at $4,710,642 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.13%, 10/3/16 - 7/15/37, with a value of $99,824,451.(c)	4,710,642
19,834,137
SHORT TERM INVESTMENTS — 3.64% (Cost $29,039,086)		$ 29,039,086
TOTAL INVESTMENTS — 102.63% (Cost $726,942,780)		$ 818,824,568
OTHER ASSETS & LIABILITIES, NET — (2.63)%		$ (20,977,972)
TOTAL NET ASSETS — 100.00%		$ 797,846,596
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2016.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 30, 2016

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 789,785,482	$ —	$ —	$ 789,785,482
Short Term Investments	—	29,039,086	—	29,039,086
Total Assets	$ 789,785,482	$ 29,039,086	$ 0	$ 818,824,568
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:
Federal tax cost of investments	$729,191,749
Gross unrealized appreciation on investments	108,275,672
Gross unrealized depreciation on investments	(18,642,853)
Net unrealized appreciation on investments	$89,632,819

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.49%
5,467	American Vanguard Corp	$ 87,800
5,201	Ferro Corp(a)	71,826
1,108	Innophos Holdings Inc	43,245
2,913	Koppers Holdings Inc(a)	93,740
1,150	Minerals Technologies Inc	81,293
8,432	Steel Dynamics Inc	210,716
4,447	Ternium SA ADR	87,295
1,530	WR Grace & Co	112,914
		788,829
Communications — 6.83%
5,348	8x8 Inc(a)	82,520
7,863	A10 Networks Inc(a)	84,056
929	Arista Networks Inc(a)	79,039
6,221	Blucora Inc(a)	69,675
6,151	Box Inc Class A(a)	96,940
8,052	Chegg Inc(a)(b)	57,089
12,841	Ciena Corp(a)	279,934
3,396	Cogent Communications Holdings Inc	125,007
1,058	Comscore Inc(a)	32,438
4,284	Etsy Inc(a)	61,176
2,527	FTD Cos Inc(a)	51,980
2,450	Gigamon Inc(a)	134,260
11,896	Groupon Inc(a)(b)	61,264
12,400	Houghton Mifflin Harcourt Co(a)	166,284
3,425	IDT Corp Class B	59,047
7,992	Inteliquent Inc	128,991
1,372	InterDigital Inc	108,662
4,753	Ixia (a)	59,413
5,051	Media General Inc(a)	93,090
5,727	Mimecast Ltd(a)	109,558
7,805	Oclaro Inc(a)	66,733
14,286	Pandora Media Inc(a)(b)	204,718
2,236	Perficient Inc(a)	45,055
1,866	Plantronics Inc	96,957
11,357	Rubicon Project Inc(a)	94,036
7,033	Shopify Inc Class A(a)	301,856
9,275	ShoreTel Inc(a)	74,200
938	Stamps.com Inc(a)(b)	88,650
841	Trade Desk Inc Class A(a)	24,566
1,632	Ubiquiti Networks Inc(a)	87,312
7,977	Vonage Holdings Corp(a)	52,728
7,237	West Corp	159,793
1,848	Wix.com Ltd(a)	80,259
3,780	XO Group Inc(a)	73,067
6,238	Zendesk Inc(a)(b)	191,569
5,422	Zixit Corp(a)	22,230
		3,604,152
Consumer, Cyclical — 11.04%
1,374	Alaska Air Group Inc	90,492
3,309	American Axle & Manufacturing Holdings Inc(a)	56,981
Shares		Fair Value
Consumer, Cyclical — (continued)
5,357	American Eagle Outfitters Inc(b)	$ 95,676
4,980	At Home Group Inc(a)	75,447
2,280	Beacon Roofing Supply Inc(a)	95,920
1,057	Big Lots Inc(b)	50,472
1,691	Brinker International Inc(b)	85,277
2,646	Burlington Stores Inc(a)	214,379
2,010	CalAtlantic Group Inc	67,214
3,045	Caleres Inc	77,008
1,095	Cavco Industries Inc(a)	108,460
1,348	Cedar Fair LP	77,227
2,291	Century Communities Inc(a)	49,279
2,696	Cheesecake Factory Inc	134,962
14,806	Chico's FAS Inc	176,191
1,100	Children's Place Inc	87,857
3,782	Clubhouse Holdings Inc	54,726
1,217	Cooper-Standard Holding Inc(a)	120,240
6,021	Copart Inc(a)(b)	322,485
11,130	Del Taco Restaurants Inc(a)	132,670
3,942	Dick's Sporting Goods Inc	223,590
2,845	Duluth Holdings Inc Class B(a)(b)	75,421
1,598	Ethan Allen Interiors Inc	49,969
12,682	Extended Stay America Inc	180,084
1,535	FirstCash Inc	72,268
5,767	Fox Factory Holding Corp(a)	132,468
1,148	G-III Apparel Group Ltd(a)	33,464
6,429	Gentherm Inc(a)	201,999
1,835	iRobot Corp(a)(b)	80,703
8,181	Kate Spade & Co(a)	140,141
9,010	LGI Homes Inc(a)(b)	331,928
7,511	Lions Gate Entertainment Corp	150,145
2,305	Marcus Corp	57,717
3,117	MCBC Holdings Inc	35,534
823	Oxford Industries Inc	55,717
11,680	Party City Holdco Inc(a)(b)	199,962
5,616	Penn National Gaming Inc(a)	76,209
3,198	Perry Ellis International Inc(a)	61,657
1,852	PetMed Express Inc	37,559
1,556	Popeyes Louisiana Kitchen Inc(a)	82,686
4,812	Regal Entertainment Group Class A(b)	104,661
3,161	Sonic Corp	82,755
9,410	Sportsman's Warehouse Holdings Inc(a)	98,993
1,808	Steven Madden Ltd(a)	62,484
1,943	Tempur Sealy International Inc(a)(b)	110,246
4,127	Tower International Inc	99,461
1,926	Universal Electronics Inc(a)	143,410
18,693	Wabash National Corp(a)	266,188
6,600	William Lyon Homes Class A(a)	122,430
3,419	Wingstop Inc	100,177
2,542	Wolverine World Wide Inc	58,542
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
5,901	Zoe's Kitchen Inc(a)(b)	$ 130,943
		5,832,474
Consumer, Non-Cyclical — 30.38%
1,691	ACADIA Pharmaceuticals Inc(a)(b)	53,791
2,849	Acceleron Pharma Inc(a)	103,105
21,540	Accuray Inc(a)(b)	137,210
3,421	Adeptus Health Inc Class A(a)(b)	147,274
647	Aerie Pharmaceuticals Inc(a)	24,418
2,108	Akorn Inc(a)	57,464
3,563	Alarm.com Holdings Inc(a)(b)	102,828
5,904	Albany Molecular Research Inc(a)(b)	97,475
5,131	Alder Biopharmaceuticals Inc(a)(b)	168,143
1,108	Alkermes PLC(a)	52,109
1,653	Alnylam Pharmaceuticals Inc(a)(b)	112,040
1,816	AMAG Pharmaceuticals Inc(a)(b)	44,510
7,768	AMN Healthcare Services Inc(a)	247,566
11,505	Amplify Snack Brands Inc(a)(b)	186,381
822	Amsurg Corp(a)(b)	55,115
2,088	Analogic Corp	184,997
1,134	ANI Pharmaceuticals Inc(a)(b)	75,241
10,502	Aralez Pharmaceuticals Inc(a)(b)	50,935
3,500	Ardelyx Inc(a)(b)	45,290
11,789	ARIAD Pharmaceuticals Inc(a)(b)	161,391
6,220	Array BioPharma Inc(a)(b)	41,985
10,056	AtriCure Inc(a)(b)	159,086
1,532	Axovant Sciences Ltd(a)	21,448
1,517	B&G Foods Inc	74,606
1,532	BioSpecifics Technologies Corp(a)	69,966
3,936	Blueprint Medicines Corp(a)(b)	116,899
912	Calavo Growers Inc	59,672
2,071	Cambrex Corp(a)	92,077
9,403	Capital Senior Living Corp(a)	157,970
22,635	Cardiome Pharma Corp(a)	71,074
1,839	Cardtronics PLC Class A(a)	82,019
3,834	Cempra Inc(a)(b)	92,783
8,492	Central Garden & Pet Co Class A(a)	210,602
3,916	Cepheid Inc(a)	206,334
31,916	Cerus Corp(a)(b)	198,198
1,310	Charles River Laboratories International Inc(a)	109,175
2,789	Clovis Oncology Inc(a)(b)	100,544
5,117	Coherus Biosciences Inc(a)(b)	137,033
1,482	CONMED Corp	59,369
2,862	Corcept Therapeutics Inc(a)	18,603
2,893	Cotiviti Holdings Inc(a)	97,002
1,042	Cynosure Inc Class A(a)	53,080
4,378	CytomX Therapeutics Inc(a)(b)	68,647
4,580	Dean Foods Co(b)	75,112
1,323	Deluxe Corp	88,403
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,193	Depomed Inc(a)(b)	$ 54,803
2,985	DexCom Inc(a)(b)	261,665
4,953	Dynavax Technologies Corp(a)(b)	51,957
459	Eagle Pharmaceuticals Inc(a)(b)	32,130
2,299	Elf Beauty Inc(a)	64,648
2,300	Emergent BioSolutions Inc(a)	72,519
3,302	Endo International PLC(a)	66,535
5,435	Endologix Inc(a)(b)	69,568
7,905	Ensign Group Inc	159,128
2,078	Entellus Medical Inc(a)	46,090
3,639	Exelixis Inc(a)(b)	46,543
3,235	Five Prime Therapeutics Inc(a)	169,805
6,641	Flexion Therapeutics Inc(a)	129,765
3,352	Foundation Medicine Inc(a)(b)	78,269
9,377	GenMark Diagnostics Inc(a)(b)	110,649
2,583	Genomic Health Inc(a)	74,700
3,500	Glaukos Corp(a)	132,090
3,517	Globus Medical Inc Class A(a)	79,379
3,629	Halozyme Therapeutics Inc(a)(b)	43,838
1,345	Halyard Health Inc(a)	46,618
10,799	HealthEquity Inc(a)	408,742
2,662	HealthSouth Corp	107,997
3,256	Healthways Inc(a)	86,154
6,188	Horizon Pharma PLC(a)(b)	112,189
3,203	ICF International Inc(a)	141,957
4,231	ICON PLC(a)	327,353
1,656	ICU Medical Inc(a)	209,285
2,318	Immune Design Corp(a)	17,570
1,954	Impax Laboratories Inc(a)	46,310
1,557	INC Research Holdings Inc Class A(a)	69,411
5,871	Inogen Inc(a)	351,673
3,382	Inotek Pharmaceuticals Corp(a)	32,061
518	Insperity Inc	37,628
2,129	Insys Therapeutics Inc(a)(b)	25,101
2,834	Integer Holdings Corp(a)	61,470
1,122	Integra LifeSciences Holdings Corp(a)	92,621
2,931	Intrexon Corp(a)	82,127
1,809	Jazz Pharmaceuticals PLC(a)	219,757
9,016	K2M Group Holdings Inc(a)(b)	160,305
4,413	KAR Auction Services Inc	190,465
1,947	Landauer Inc	86,603
3,930	Lannett Co Inc(a)(b)	104,420
1,886	Lendingtree Inc(a)(b)	182,772
2,051	LifePoint Health Inc(a)	121,481
670	Ligand Pharmaceuticals Inc(a)(b)	68,380
2,257	Medicines Co(a)(b)	85,179
8,430	Merrimack Pharmaceuticals Inc(a)	53,531
1,445	MGP Ingredients Inc(b)	58,551
10,228	MiMedx Group Inc(a)(b)	87,756
1,205	Molina Healthcare Inc(a)	70,276
2,447	Monro Muffler Brake Inc	149,683
6,478	NanoString Technologies Inc(a)(b)	129,431
7,066	Natera Inc(a)	78,503
1,152	Neurocrine Biosciences Inc(a)	58,337
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,415	Nevro Corp(a)(b)	$ 252,102
12,431	Nomad Foods Ltd(a)	146,934
8,532	Novocure Ltd(a)(b)	72,863
2,390	Nutraceutical International Corp(a)	74,664
1,654	NxStage Medical Inc(a)	41,334
3,214	Omega Protein Corp(a)	75,111
6,650	On Assignment Inc(a)	241,329
1,875	Ophthotech Corp(a)(b)	86,494
27,691	Pacific Biosciences of California Inc(a)(b)	248,111
4,521	Pacira Pharmaceuticals Inc(a)	154,709
1,355	Paylocity Holding Corp(a)	60,243
4,011	PharMerica Corp(a)	112,589
5,225	Portola Pharmaceuticals Inc(a)	118,660
1,183	Prestige Brands Holdings Inc(a)	57,103
2,807	Prothena Corp PLC(a)(b)	168,336
1,025	Puma Biotechnology Inc(a)(b)	68,726
4,623	Quanta Services Inc(a)	129,398
1,689	Radius Health Inc(a)(b)	91,358
5,324	Repligen Corp(a)	160,732
7,571	RPX Corp(a)	80,934
2,272	Sage Therapeutics Inc(a)(b)	104,626
1,058	Sanderson Farms Inc(b)	101,917
6,220	Select Medical Holdings Corp(a)	83,970
2,939	Sorrento Therapeutics Inc(a)	22,748
631	Spark Therapeutics Inc(a)	37,898
17,071	Spectranetics Corp(a)(b)	428,311
1,523	STERIS Corp	111,331
4,171	Sucampo Pharmaceuticals Inc Class A(a)	51,345
3,266	Supernus Pharmaceuticals Inc(a)	80,768
10,130	Surgery Partners Inc(a)	205,031
1,592	Surgical Care Affiliates Inc(a)	77,626
6,488	Teladoc Inc(a)(b)	118,795
1,517	TESARO Inc(a)(b)	152,064
6,689	TherapeuticsMD Inc(a)	45,552
7,441	Travelport Worldwide Ltd	111,838
3,220	Trevena Inc(a)	21,735
1,137	Ultragenyx Pharmaceutical Inc(a)(b)	80,659
2,271	uniQure NV(a)	17,373
1,880	US Physical Therapy Inc	117,876
4,579	Vantiv Inc Class A(a)	257,660
3,188	Vascular Solutions Inc(a)	153,757
3,033	Vector Group Ltd(b)	65,310
3,022	VWR Corp(a)	85,704
1,737	WhiteWave Foods Co Class A(a)	94,545
8,151	Wright Medical Group NV(a)	199,944
2,423	Xencor Inc(a)	59,339
6,121	Zeltiq Aesthetics Inc(a)(b)	240,066
		16,044,266
Energy — 1.63%
6,503	Callon Petroleum Co(a)	102,097
2,320	Diamondback Energy Inc(a)	223,973
1,139	Gulfport Energy Corp(a)	32,177
Shares		Fair Value
Energy — (continued)
2,469	PDC Energy Inc(a)	$ 165,571
10,163	QEP Resources Inc	198,483
16,556	Synergy Resources Corp(a)	114,733
989	TPI Composites Inc(a)(b)	21,026
		858,060
Financial — 7.80%
3,686	AmTrust Financial Services Inc(b)	98,895
4,736	Argo Group International Holdings Ltd	267,205
2,361	Bank of the Ozarks Inc	90,662
4,232	BofI Holding Inc(a)(b)	94,797
2,777	Chesapeake Lodging Trust REIT	63,593
5,611	Communications Sales & Leasing Inc REIT(a)	176,242
3,436	Customers Bancorp Inc(a)	86,450
3,097	E*TRADE Financial Corp(a)	90,185
1,258	Encore Capital Group Inc(a)(b)	28,280
15,276	Essent Group Ltd(a)	406,494
5,239	Evercore Partners Inc Class A	269,861
2,881	FCB Financial Holdings Inc Class A(a)	110,717
24,642	First BanCorp(a)	128,138
3,185	Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	74,433
3,279	HomeStreet Inc(a)	82,172
2,012	Lazard Ltd LP Class A	73,156
1,809	National Health Investors Inc REIT	141,970
1,531	National Storage Affiliates Trust REIT	32,059
3,977	Onemain Holdings Inc(a)(b)	123,088
1,385	Pacific Premier Bancorp Inc(a)	36,647
4,768	QTS Realty Trust Inc Class A	251,989
2,965	RE/MAX Holdings Inc Class A	129,808
2,966	ServisFirst Bancshares Inc(b)	153,965
1,228	Signature Bank(a)	145,457
3,849	STAG Industrial Inc REIT	94,339
4,697	Stifel Financial Corp(a)	180,600
1,994	SVB Financial Group(a)	220,417
9,097	Virtu Financial Inc Class A	136,182
1,475	Virtus Investment Partners Inc(b)	144,343
1,104	WageWorks Inc(a)	67,245
3,174	Western Alliance Bancorp(a)	119,152
		4,118,541
Industrial — 15.26%
4,693	Advanced Energy Industries Inc(a)	222,073
7,033	Air Transport Services Group Inc(a)	100,924
2,181	Altra Industrial Motion Corp	63,184
2,576	AO Smith Corp	254,483
5,719	Apogee Enterprises Inc	255,582
2,084	Applied Optoelectronics Inc(a)(b)	46,286
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Industrial — (continued)
3,679	Argan Inc	$ 217,760
1,307	Arrow Electronics Inc(a)	83,609
1,687	AZZ Inc	110,111
907	Belden Inc	62,574
9,262	Boise Cascade Co(a)	235,255
6,469	Builders FirstSource Inc(a)	74,458
2,282	CaesarStone Sdot-Yam Ltd(a)	86,054
4,607	Chicago Bridge & Iron Co NV	129,134
4,964	Continental Building Products Inc(a)	104,194
7,887	Control4 Corp(a)	96,852
1,950	Dycom Industries Inc(a)(b)	159,471
3,233	Echo Global Logistics Inc(a)	74,553
2,168	EnerSys	150,004
2,845	EnPro Industries Inc	161,653
1,618	Fabrinet (a)	72,147
4,013	Fluidigm Corp(a)(b)	32,144
14,691	GasLog Ltd(b)	213,754
3,016	Genesee & Wyoming Inc Class A(a)	207,953
5,773	Granite Construction Inc	287,149
2,840	Hillenbrand Inc	89,858
5,569	Hub Group Inc Class A(a)	226,992
4,199	II-VI Inc(a)	102,162
11,953	IMAX Corp(a)(b)	346,278
1,630	Kadant Inc	84,939
4,727	KapStone Paper & Packaging Corp	89,435
7,769	Kratos Defense & Security Solutions Inc(a)(b)	53,528
829	Littelfuse Inc	106,784
6,325	LSI Industries Inc	71,030
2,419	Masonite International Corp(a)	150,389
6,633	MasTec Inc(a)	197,265
1,478	Matson Inc	58,943
1,381	MSA Safety Inc	80,153
17,525	NCI Building Systems Inc(a)	255,690
4,716	NV5 Global Inc(a)	152,374
2,885	OSI Systems Inc(a)	188,621
5,413	Patrick Industries Inc(a)	335,173
25,384	PGT Inc(a)	270,847
2,187	Plexus Corp(a)	102,308
3,713	Saia Inc(a)	111,242
2,754	Sensata Technologies Holding NV(a)	106,800
5,615	SPX Corp(a)	113,086
1,612	Standex International Corp	149,706
3,774	Stoneridge Inc(a)	69,442
7,121	Summit Materials Inc Class A(a)	132,095
8,290	Swift Transportation Co(a)(b)	177,986
1,335	TASER International Inc(a)(b)	38,194
3,501	Tetra Tech Inc	124,180
1,067	Trex Company Inc(a)	62,654
2,877	Trinseo SA	162,723
4,354	US Concrete Inc(a)(b)	200,567
Shares		Fair Value
Industrial — (continued)
2,354	Woodward Inc	$ 147,078
		8,059,883
Technology — 23.30%
8,620	2U Inc(a)(b)	330,060
10,871	Acxiom Corp(a)	289,712
1,624	Ambarella Inc(a)(b)	119,543
5,433	Amber Road Inc(a)	52,428
36,076	Applied Micro Circuits Corp(a)	250,728
2,707	Apptio Inc Class A(a)	58,742
2,202	Aspen Technology Inc(a)	103,032
7,551	Benefitfocus Inc(a)	301,436
1,938	Blackbaud Inc	128,567
1,936	BroadSoft Inc(a)(b)	90,121
11,179	Cadence Design Systems Inc(a)	285,400
2,907	Callidus Software Inc(a)	53,343
8,924	Carbonite Inc(a)	137,073
1,116	Cavium Inc(a)	64,951
9,565	CEVA Inc(a)	335,445
1,671	Cirrus Logic Inc(a)	88,814
1,750	CommVault Systems Inc(a)	92,978
8,623	Cornerstone OnDemand Inc(a)	396,227
2,486	CSG Systems International Inc	102,746
4,231	CyberArk Software Ltd(a)	209,731
26,502	Cypress Semiconductor Corp	322,264
3,754	DSP Group Inc(a)	45,086
6,318	Everbridge Inc(a)	106,521
11,500	Evolent Health Inc Class A(a)(b)	283,130
13,443	Five9 Inc(a)	210,786
30,063	FormFactor Inc(a)(b)	326,184
3,212	Fortinet Inc(a)	118,619
1,307	Globant SA(a)(b)	55,051
10,335	Hortonworks Inc(a)	86,297
3,249	Inphi Corp(a)	141,364
13,257	Instructure Inc(a)	336,330
4,757	Integrated Device Technology Inc(a)	109,887
1,976	j2 Global Inc	131,621
17,471	Lattice Semiconductor Corp(a)	113,387
7,004	Materialise NV ADR(a)(b)	53,931
2,389	Maxim Integrated Products Inc	95,393
3,471	MAXIMUS Inc	196,320
8,281	MaxLinear Inc Class A(a)	167,856
2,707	Medidata Solutions Inc(a)	150,942
3,014	Mellanox Technologies Ltd(a)	130,355
4,773	Mentor Graphics Corp	126,198
3,159	Mercury Systems Inc(a)	77,617
9,450	Microsemi Corp(a)	396,711
1,857	MKS Instruments Inc	92,349
18,746	MobileIron Inc(a)	51,552
1,487	Monolithic Power Systems Inc	119,704
908	MTS Systems Corp	41,795
6,432	Nanometrics Inc(a)	143,691
4,454	NCR Corp(a)	143,374
3,152	NetScout Systems Inc(a)	92,196
2,049	New Relic Inc(a)(b)	78,518
12,125	Nuance Communications Inc(a)	175,812
203	Nutanix Inc Class A(a)	7,511
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Technology — (continued)
9,245	ON Semiconductor Corp(a)	$ 113,898
1,557	Paycom Software Inc(a)(b)	78,052
1,577	Power Integrations Inc	99,398
1,497	Proofpoint Inc(a)(b)	112,050
6,157	PROS Holdings Inc(a)	139,210
7,227	PTC Inc(a)	320,228
9,241	Pure Storage Inc Class A(a)(b)	125,216
5,535	QAD Inc Class A	123,873
10,829	RealPage Inc(a)	278,305
4,697	SecureWorks Corp Class A(a)(b)	58,759
1,234	Semtech Corp(a)	34,219
1,223	ServiceNow Inc(a)	96,800
863	Silicon Laboratories Inc(a)	50,744
3,056	Silicon Motion Technology Corp ADR	158,270
4,974	Silver Spring Networks Inc(a)	70,531
1,172	Skyworks Solutions Inc	89,236
13,047	SS&C Technologies Holdings Inc	419,461
3,361	Super Micro Computer Inc(a)	78,547
3,233	Synchronoss Technologies Inc(a)	133,135
921	SYNNEX Corp	105,095
5,468	Talend SA ADR(a)	143,043
13,250	Teradyne Inc	285,935
2,624	Tessera Technologies Inc	100,867
8,740	Tower Semiconductor Ltd(a)	132,673
1,645	Tyler Technologies Inc(a)	281,673
800	Ultimate Software Group Inc(a)	163,512
3,261	Veeva Systems Inc Class A(a)	134,614
2,039	Verint Systems Inc(a)	76,728
5,591	Xactly Corp(a)	82,300
		12,305,801
TOTAL COMMON STOCK — 97.73% (Cost $46,805,605)		$ 51,612,006
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 19.36%
$2,427,874	Undivided interest of 1.73% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Citigroup Global Markets Inc, 0.52%, dated 9/30/16 to be repurchased at $2,427,874 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 2/15/20 - 9/9/49, with a value of $142,882,771.(c)
		$ 2,427,874
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,427,873	Undivided interest of 1.73% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Daiwa Capital Markets America Inc, 0.52%, dated 9/30/16 to be repurchased at $2,427,873 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 10/13/16 - 9/9/49, with a value of $142,882,772.(c)
		$ 2,427,873
502,225	Undivided interest of 22.05% in a repurchase agreement (principal amount/value $2,277,947 with a maturity value of $2,278,036) with HSBC Securities (USA) Inc, 0.47%, dated 9/30/16 to be repurchased at $502,225 on 10/3/16 collateralized by Federal National Mortgage Association securities, 3.00% - 5.50%, 11/1/42 - 8/1/48, with a value of $2,323,507.(c)	502,225
2,436,646	Undivided interest of 5.72% in a repurchase agreement (principal amount/value $42,638,707 with a maturity value of $42,640,413) with BNP Paribas Securities Corp, 0.48%, dated 9/30/16 to be repurchased at $2,436,646 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.25%, 10/14/16 - 9/9/49, with a value of $43,491,481.(c)	2,436,646
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$2,427,874	Undivided interest of 6.23% in a repurchase agreement (principal amount/value $38,982,030 with a maturity value of $38,983,654) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 9/30/16 to be repurchased at $2,427,874 on 10/3/16 collateralized by various U.S. Government Agency securities, 2.14% - 6.00%, 3/1/26 - 9/1/46, with a value of $39,761,671.(c)
$ 2,427,874
SHORT TERM INVESTMENTS — 19.36% (Cost $10,222,492)	$10,222,492
TOTAL INVESTMENTS — 117.09% (Cost $57,028,097)	$61,834,498
OTHER ASSETS & LIABILITIES, NET — (17.09)%	$ (9,024,426)
TOTAL NET ASSETS — 100.00%	$52,810,072
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2016.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 30, 2016

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 51,612,006	$ —	$ —	$ 51,612,006
Short Term Investments	—	10,222,492	—	10,222,492
Total Assets	$ 51,612,006	$ 10,222,492	$ 0	$ 61,834,498
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:
Federal tax cost of investments	$58,039,970
Gross unrealized appreciation on investments	7,160,349
Gross unrealized depreciation on investments	(3,365,821)
Net unrealized appreciation on investments	$3,794,528

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
CONVERTIBLE BONDS
Financial — 0.32%
$1,806,000	MGIC Investment Corp 5.00%, 05/01/2017	$ 1,839,863
TOTAL CONVERTIBLE BONDS — 0.32% (Cost $1,785,666)		$ 1,839,863
Shares
COMMON STOCK
Basic Materials — 2.42%
36,200	Air Products & Chemicals Inc	$ 5,442,308
28,942	ArcelorMittal (a)(b)	174,810
82,800	Dow Chemical Co	4,291,524
57,900	EI du Pont de Nemours & Co	3,877,563
		13,786,205
Communications — 12.36%
10,829	Alphabet Inc Class C(a)	8,417,274
304,000	AT&T Inc	12,345,440
64,100	CBS Corp Class B	3,508,834
68,200	CenturyLink Inc	1,870,726
13,703	Charter Communications Inc Class A(a)	3,699,399
161,050	Cisco Systems Inc	5,108,506
175,050	Comcast Corp Class A	11,612,817
787,700	Frontier Communications Corp(b)	3,276,832
78,500	Liberty Global PLC Class C(a)	2,593,640
77,100	Symantec Corp	1,935,210
81,110	Time Warner Inc	6,457,167
116,356	Verizon Communications Inc	6,048,185
120,581	Vodafone Group PLC Sponsored ADR(b)	3,514,936
		70,388,966
Consumer, Cyclical — 5.81%
126,100	American Airlines Group Inc(b)	4,616,521
82,700	CVS Health Corp	7,359,473
59,800	Delphi Automotive PLC	4,264,936
78,700	Gaming & Leisure Properties Inc REIT	2,632,515
149,200	Gap Inc(b)	3,318,208
128,700	General Motors Co	4,088,799
202,016	Hilton Worldwide Holdings Inc	4,632,227
110,400	PulteGroup Inc	2,212,416
		33,125,095
Consumer, Non-Cyclical — 18.98%
203,800	AstraZeneca PLC Sponsored ADR(b)	6,696,868
26,800	Becton Dickinson & Co	4,816,764
45,500	Cigna Corp	5,929,560
52,600	Coca-Cola European Partners PLC	2,098,740
280,404	Coty Inc Class A(b)	6,589,494
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
50,500	Danaher Corp	$ 3,958,695
59,900	Dr Pepper Snapple Group Inc	5,469,469
64,800	Edgewell Personal Care Co(a)	5,152,896
182,700	Eli Lilly & Co	14,663,502
38,526	JM Smucker Co	5,221,814
109,330	Johnson & Johnson	12,915,153
60,100	Kraft Foods Group Inc	5,379,551
55,559	Medtronic PLC	4,800,298
101,500	Merck & Co Inc	6,334,615
47,600	PepsiCo Inc	5,177,452
140,228	Pfizer Inc	4,749,522
84,050	Philip Morris International Inc	8,171,341
		108,125,734
Energy — 8.16%
76,512	Anadarko Petroleum Corp	4,847,800
38,700	Cheniere Energy Inc(a)	1,687,320
53,700	EOG Resources Inc	5,193,327
146,400	Exxon Mobil Corp	12,777,792
35,400	Halliburton Co	1,588,752
555,367	Marathon Oil Corp	8,780,352
44,200	National Oilwell Varco Inc(b)	1,623,908
100,000	QEP Resources Inc	1,953,000
75,765	Total SA(a)(c)	3,614,369
83,100	Valero Energy Corp	4,404,300
		46,470,920
Financial — 22.23%
118,700	American International Group Inc	7,043,658
26,100	American Tower Corp REIT	2,957,913
157,700	Assured Guaranty Ltd	4,376,175
626,200	Bank of America Corp	9,800,030
30,800	Berkshire Hathaway Inc Class B(a)	4,449,676
35,600	Boston Properties Inc REIT	4,851,924
54,000	Capital One Financial Corp	3,878,820
206,200	Charles Schwab Corp	6,509,734
33,900	Chubb Ltd	4,259,535
256,653	Citigroup Inc	12,121,721
67,000	Equity LifeStyle Properties Inc REIT	5,171,060
17,600	Federal Realty Investment Trust REIT	2,709,168
363,300	Genworth Financial Inc Class A(a)	1,801,968
20,000	Goldman Sachs Group Inc	3,225,400
96,300	Hartford Financial Services Group Inc(b)	4,123,566
69,800	Invesco Ltd	2,182,646
192,300	JPMorgan Chase & Co	12,805,257
208,600	KeyCorp	2,538,662
249,800	KKR & Co LP	3,562,148
458,283	MFA Financial Inc REIT	3,427,957
91,172	Oportun Financial Corp(a)(c)	234,312
253,539	Radian Group Inc	3,435,453
405,300	Regions Financial Corp	4,000,311
74,320	State Street Corp	5,174,902
228,810	Wells Fargo & Co	10,131,707
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
14,103	Willis Towers Watson PLC	$ 1,872,455
		126,646,158
Industrial — 11.30%
98,100	Agilent Technologies Inc	4,619,529
48,900	Ball Corp	4,007,355
25,450	Fortive Corp	1,295,405
33,900	General Dynamics Corp	5,259,924
144,900	General Electric Co	4,291,938
58,800	Honeywell International Inc	6,855,492
120,447	Johnson Controls International PLC	5,604,399
53,045	L-3 Communications Holdings Inc	7,995,473
73,410	Northrop Grumman Corp	15,706,069
79,100	Sealed Air Corp	3,624,362
52,500	Union Pacific Corp	5,120,325
		64,380,271
Technology — 9.52%
66,300	Apple Inc	7,495,215
63,200	Computer Sciences Corp	3,299,672
63,800	CSRA Inc	1,716,220
20,999	Dell Technologies Inc - VMware Inc(a)	1,003,752
45,400	Fidelity National Information Services Inc	3,497,162
181,500	Intel Corp	6,851,625
273,900	Microsoft Corp	15,776,640
55,611	NXP Semiconductors NV(a)	5,672,878
55,000	QUALCOMM Inc	3,767,500
73,600	Texas Instruments Inc	5,165,248
		54,245,912
Utilities — 4.82%
23,500	Ameren Corp	1,155,730
52,300	American Electric Power Co Inc	3,358,183
191,638	Calpine Corp(a)	2,422,304
60,600	Edison International	4,378,350
110,900	Exelon Corp	3,691,861
31,800	NextEra Energy Inc	3,889,776
148,100	NRG Energy Inc	1,660,201
54,800	PG&E Corp	3,352,116
102,662	PPL Corp	3,549,026
		27,457,547
TOTAL COMMON STOCK — 95.60% (Cost $459,005,927)		$ 544,626,808
Shares		Fair Value
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.18%
1,257	Allergan PLC Series A, 5.50%	$ 1,029,169
Financial — 1.11%
11,777	American Tower Corp, 5.50%(b)	1,291,054
28,267	Mandatory Exchangeable Trust, 5.75%(a)(d)	3,648,422
249	Oportun Financial Corp Series A-1, 0.00%(a)(c)	640
4,308	Oportun Financial Corp Series B-1, 0.00%(a)(c)	12,235
6,261	Oportun Financial Corp Series C-1, 0.00%(a)(c)	28,675
9,082	Oportun Financial Corp Series D-1, 0.00%(a)(c)	41,595
4,722	Oportun Financial Corp Series E-1, 0.00%(a)(c)	23,327
10,190	Oportun Financial Corp Series F, 0.00%(a)(c)	70,413
77,015	Oportun Financial Corp Series F-1, 0.00%(a)(c)	197,928
97,385	Oportun Financial Corp Series G-1, 0.00%(a)(c)	250,279
300,220	Oportun Financial Corp Series H, 0.08%(a)(c)	769,344
		6,333,912
TOTAL CONVERTIBLE PREFERRED STOCK — 1.29% (Cost $6,809,815)		$ 7,363,081
PREFERRED STOCK
Basic Materials — 0.43%
74,989	Alcoa Inc	2,462,924
Communications — 0.09%
5,926	Frontier Communications Corp(a)	496,302
TOTAL PREFERRED STOCK — 0.52% (Cost $4,343,387)		$ 2,959,226
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 2.39%
$13,610,000	International Bank for Reconstruction & Development 0.10%, 10/03/2016	$ 13,609,924
Repurchase Agreements — 3.51%
4,750,061	Undivided interest of 19.75% in a repurchase agreement (principal amount/value $24,054,462 with a maturity value of $24,055,464) with BNP Paribas Securities Corp, 0.50%, dated 9/30/16 to be repurchased at $4,750,061 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 10/15/16 - 9/9/49, with a value of $24,535,551.(e)	4,750,061
999,751	Undivided interest of 2.57% in a repurchase agreement (principal amount/value $38,982,030 with a maturity value of $38,983,654) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 9/30/16 to be repurchased at $999,751 on 10/3/16 collateralized by various U.S. Government Agency securities, 2.14% - 6.00%, 3/1/26 - 9/1/46, with a value of $39,761,671.(e)	999,751
4,750,061	Undivided interest of 3.39% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Citigroup Global Markets Inc, 0.52%, dated 9/30/16 to be repurchased at $4,750,061 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 2/15/20 - 9/9/49, with a value of $142,882,771.(e)	4,750,061
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$4,750,061	Undivided interest of 3.39% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Daiwa Capital Markets America Inc, 0.52%, dated 9/30/16 to be repurchased at $4,750,061 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 10/13/16 - 9/9/49, with a value of $142,882,772.(e)
$ 4,750,061
4,750,061	Undivided interest of 4.85% in a repurchase agreement (principal amount/value $97,866,782 with a maturity value of $97,870,534) with HSBC Securities (USA) Inc, 0.46%, dated 9/30/16 to be repurchased at $4,750,061 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.13%, 10/3/16 - 7/15/37, with a value of $99,824,451.(e)	4,750,061
19,999,995
SHORT TERM INVESTMENTS — 5.90% (Cost $33,609,919)		$ 33,609,919
TOTAL INVESTMENTS — 103.63% (Cost $505,554,714)		$ 590,398,897
OTHER ASSETS & LIABILITIES, NET — (3.63)%		$ (20,701,978)
TOTAL NET ASSETS — 100.00%		$ 569,696,919
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2016.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2016, the aggregate cost and fair value of 144A securities was $2,826,700 and $3,648,422, respectively, representing 0.64% of net assets.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2016

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Convertible Bonds	$ —	$ 1,839,863	$ —	$ 1,839,863
Common Stock	540,778,127	3,614,369	234,312	544,626,808
Convertible Preferred Stock	—	5,968,645	1,394,436	7,363,081
Preferred Stock	—	2,959,226	—	2,959,226
Short Term Investments	—	33,609,919	—	33,609,919
Total Assets	$ 540,778,127	$ 47,992,022	$ 1,628,748	$ 590,398,897
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:

September 30, 2016

Federal tax cost of investments	$506,864,813
Gross unrealized appreciation on investments	116,231,030
Gross unrealized depreciation on investments	(32,696,946)
Net unrealized appreciation on investments	$83,534,084

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
$ 714,823	Academy Ltd(b) 5.00%, 07/01/2022	$ 698,144
242,250	Amag Pharmaceuticals Inc(b)(c) 4.75%, 08/17/2021	242,250
515,000	Asurion Corp(b) 8.50%, 03/03/2021	511,009
437,810	Avaya Inc(b) 6.25%, 05/29/2020	321,106
821,108	Caesars Entertainment Operating Co(b) 11.25%, 03/01/2017	896,035
1,488,000	Caesars Growth Properties Holdings LLC(b) 6.25%, 05/07/2021	1,467,076
690,000	Chesapeake Energy Corp(b) 8.50%, 08/16/2021	722,085
466,475	Concordia Healthcare Corp(b) 5.25%, 10/21/2021	416,475
119,692	CPG International(b) 4.75%, 09/30/2020	119,841
292,152	David's Bridal Corp(b) 5.00%, 10/11/2019	275,110
250,000	Del Monte Corp(b) 8.25%, 08/18/2021	190,000
169,693	DPX Holdings BV(b) 4.25%, 03/11/2021	169,410
280,000	Energy Transfer Equity LP(b) 4.04%, 12/02/2019	279,580
150,000	EP Energy LLC(b)(c) 9.75%, 06/30/2021	147,000
223,607	Gates Global TLB(b) 4.25%, 07/06/2021	220,013
564,682	Getty Images Inc(b) 4.75%, 10/18/2019	472,921
303,000	iHeartcommunications Inc(b) 7.27%, 01/30/2019	231,921
767,152	J Crew Group(b) 4.00%, 03/05/2021	603,858
	Jeld-Wen (b)
574,156	5.25%, 10/15/2021	577,207
276,106	4.75%, 07/01/2022	277,486
550,000	Kraton Polymers LLC(b) 6.00%, 01/06/2022	553,523
338,795	Manitowoc Co Inc(b) 5.75%, 03/03/2023	342,394
571,999	MEG Energy Corp(b) 3.75%, 03/31/2020	529,385
1,247,011	Navistar Inc(b) 6.50%, 08/06/2020	1,247,401
1,752	Neiman Marcus Group Inc(b) 4.25%, 10/25/2020	1,616
403,685	Ortho-Clinical Diagnostics(b) 4.75%, 06/30/2021	395,107
527,350	Petco Animal Supplies Inc(b) 5.00%, 01/26/2023	531,525
333,325	Quorum Health Corp(b) 6.75%, 04/29/2022	322,805
670,000	Revlon Consumer Products Corp(b) 4.25%, 09/07/2023	671,436
1,382,125	Rock Ohio Caesar(b) 5.00%, 06/20/2019	1,351,027
456,515	Scientific Games International(b) 6.00%, 10/01/2021	456,872
Principal Amount(a)		Fair Value
Bank Loans — (continued)
	Solenis International LP(b)
$ 555,000	4.25%, 07/31/2021	$ 552,456
120,000	7.75%, 07/29/2022	117,200
	Talbots Inc(b)
452,335	5.50%, 03/19/2020	441,027
229,851	9.50%, 03/19/2021(c)	212,996
181,536	Tervita Corp(b) 6.25%, 05/15/2018	179,116
995,229	Texas Competitive Electric Holdings Co(b) 5.00%, 10/10/2017	285,838
573,066	Travelport Finance S.a.r.l.(b) 5.00%, 09/02/2021	575,095
244,387	Western Refining Inc(b) 5.50%, 06/23/2023	243,624
184,587	Yonkers Racing Corp(b)(c) 4.25%, 08/20/2019	182,895
279,300	Zekelman Industries Inc(b) 6.00%, 06/14/2021	283,140
	Zuffa LLC(b)
250,000	5.00%, 08/18/2023	251,384
280,000	8.50%, 08/18/2024	281,610
TOTAL BANK LOANS — 6.38% (Cost$19,766,679)		$ 18,847,999
CORPORATE BONDS AND NOTES
Basic Materials — 5.54%
590,000	A Schulman Inc(d)(e) 6.88%, 06/01/2023	595,900
	Allegheny Technologies Inc
155,000	9.38%, 06/01/2019	166,431
170,000	5.95%, 01/15/2021	161,792
45,000	7.88%, 08/15/2023	43,313
	ArcelorMittal
400,000	10.85%, 06/01/2019	484,000
575,000	6.13%, 06/01/2025(e)	626,750
440,000	Axalta Coating Systems(d)(e) 4.88%, 08/15/2024	450,725
620,000	Blue Cube Spinco Inc(d)(e) 9.75%, 10/15/2023	728,500
	Chemours Co
425,000	6.63%, 05/15/2023	414,375
360,000	7.00%, 05/15/2025(e)	353,700
485,000	Compass Minerals International Inc(d) 4.88%, 07/15/2024	458,325
	First Quantum Minerals Ltd(d)
167,000	6.75%, 02/15/2020	154,475
1,090,000	7.00%, 02/15/2021	975,550
200,000	7.25%, 05/15/2022	177,000
255,000	Freeport-McMoran Inc(e) 3.55%, 03/01/2022	232,050
1,285,000	GCP Applied Technologies Inc(d) 9.50%, 02/01/2023	1,468,048
810,000	HudBay Minerals Inc 9.50%, 10/01/2020	812,227
935,000	Huntsman International LLC(e) 5.13%, 11/15/2022	972,400
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 495,000	Joseph T Ryerson & Son Inc(d) 11.00%, 05/15/2022	$ 544,500
555,000	Kraton Polymers LLC / Kraton Polymers Capital Corp(d) 10.50%, 04/15/2023	629,925
940,000	Mercer International Inc 7.75%, 12/01/2022	995,225
	New Gold Inc(d)
130,000	7.00%, 04/15/2020	133,575
360,000	6.25%, 11/15/2022(e)	368,100
280,000	Perstorp Holding AB(d) 8.75%, 05/15/2017	280,000
165,000	PQ Corp(d) 6.75%, 11/15/2022	174,900
200,000	Smurfit Kappa Acquisitions(d) 4.88%, 09/15/2018	208,000
430,000	Smurfit Kappa Treasury Funding Ltd 7.50%, 11/20/2025	516,000
	Steel Dynamics Inc
325,000	5.13%, 10/01/2021	337,594
625,000	6.38%, 08/15/2022	657,812
245,000	5.25%, 04/15/2023(e)	254,188
435,000	5.50%, 10/01/2024	455,662
	Teck Resources Ltd(d)
120,000	8.00%, 06/01/2021	130,500
80,000	8.50%, 06/01/2024(e)	91,600
	Tronox Finance LLC
105,000	6.38%, 08/15/2020(e)	96,863
315,000	7.50%, 03/15/2022(d)	287,438
845,000	WR Grace & Co-Conn(d) 5.63%, 10/01/2024	918,937
		16,356,380
Communications — 14.80%
200,000	Altice Financing SA(d) 6.63%, 02/15/2023	205,250
600,000	Altice Finco SA(d)(e) 7.63%, 02/15/2025	603,000
	Altice SA(d)
1,180,000	7.75%, 05/15/2022	1,259,650
300,000	7.63%, 02/15/2025(e)	307,500
	Avaya Inc(d)
1,795,000	7.00%, 04/01/2019	1,323,812
90,000	10.50%, 03/01/2021	19,800
45,000	Cablevision Systems Corp(e) 8.00%, 04/15/2020	47,138
	CCO Holdings LLC / CCO Holdings Capital Corp
1,055,000	5.25%, 09/30/2022	1,102,475
1,100,000	5.13%, 05/01/2023(d)	1,148,125
905,000	5.88%, 04/01/2024(d)	965,544
175,000	5.75%, 02/15/2026(d)	185,500
375,000	5.50%, 05/01/2026(d)	390,938
	CenturyLink Inc
55,000	5.63%, 04/01/2020(e)	58,163
380,000	6.75%, 12/01/2023	395,200
1,550,000	Cequel Communications Holdings I LLC / Cequel Capital Corp(d)5.13%, 12/15/2021	1,547,361
Principal Amount(a)		Fair Value
Communications — (continued)
	Clear Channel Worldwide Holdings Inc
$ 795,000	7.63%, 03/15/2020	$ 788,044
750,000	6.50%, 11/15/2022	780,937
820,000	CommScope Technologies Finance LLC(d) 6.00%, 06/15/2025	874,325
	CSC Holdings LLC
380,000	6.75%, 11/15/2021	401,850
1,365,000	5.25%, 06/01/2024(e)	1,296,750
	Digicel Ltd(d)
870,000	8.25%, 09/30/2020	755,812
605,000	6.75%, 03/01/2023	533,912
320,000	DISH DBS Corp 5.88%, 11/15/2024	316,000
350,000	Entercom Radio LLC 10.50%, 12/01/2019	364,438
	Frontier Communications Corp
160,000	8.88%, 09/15/2020	172,600
600,000	6.25%, 09/15/2021	576,750
775,000	10.50%, 09/15/2022	821,500
105,000	7.63%, 04/15/2024	98,175
320,000	11.00%, 09/15/2025	334,000
580,000	Gray Television Inc(d) 5.88%, 07/15/2026	584,350
670,000	iHeartCommunications Inc 9.00%, 12/15/2019	530,138
295,000	Intelsat Jackson Holdings SA 7.50%, 04/01/2021	222,725
	Intelsat Luxembourg SA
70,000	7.75%, 06/01/2021	23,450
185,000	8.13%, 06/01/2023	62,438
725,000	Lamar Media Corp 5.38%, 01/15/2024	761,250
210,000	Level 3 Communications Inc 5.75%, 12/01/2022	219,450
	Level 3 Financing Inc
965,000	5.38%, 08/15/2022	1,008,425
260,000	5.38%, 01/15/2024	270,888
	Neptune Finco Corp(d)
1,335,000	10.13%, 01/15/2023	1,538,587
400,000	10.88%, 10/15/2025	468,000
555,000	Nexstar Escrow Corp(d) 5.63%, 08/01/2024	560,550
	Numericable-SFR SAS(d)
1,140,000	6.00%, 05/15/2022	1,162,800
595,000	7.38%, 05/01/2026	608,203
	Outfront Media Capital LLC / Outfront Media Capital Corp
255,000	5.63%, 02/15/2024	265,200
435,000	5.88%, 03/15/2025(e)	456,750
615,000	Plantronics Inc(d) 5.50%, 05/31/2023	633,450
140,000	Quebecor Media Inc 5.75%, 01/15/2023	145,600
1,319,000	Sinclair Television Group Inc(d) 5.63%, 08/01/2024	1,348,677
	Sirius XM Radio Inc(d)
50,000	5.88%, 10/01/2020	51,469
355,000	6.00%, 07/15/2024	378,519
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$1,295,000	Sprint Capital Corp 6.88%, 11/15/2028	$ 1,215,681
	Sprint Communications Inc
325,000	9.00%, 11/15/2018(d)	358,719
130,000	7.00%, 08/15/2020	130,650
	Sprint Corp
1,685,000	7.25%, 09/15/2021	1,691,319
1,805,000	7.88%, 09/15/2023	1,816,281
	T-Mobile USA Inc
170,000	6.63%, 04/28/2021	178,925
490,000	6.13%, 01/15/2022	520,625
535,000	6.00%, 03/01/2023	571,546
960,000	6.63%, 04/01/2023	1,030,800
185,000	6.84%, 04/28/2023	199,338
940,000	6.38%, 03/01/2025	1,022,250
210,000	Townsquare Media Inc(d)(e) 6.50%, 04/01/2023	213,150
710,000	Tribune Media Co 5.88%, 07/15/2022	718,431
400,000	Unitymedia KabelBW GmbH(d) 6.13%, 01/15/2025	419,500
	Univision Communications Inc(d)
317,000	8.50%, 05/15/2021	328,095
625,000	5.13%, 02/15/2025	628,906
770,000	Videotron Ltd 5.00%, 07/15/2022	803,687
415,000	Virgin Media Finance PLC(d) 6.38%, 04/15/2023	435,750
180,000	Virgin Media Secured Finance PLC(d) 5.38%, 04/15/2021	187,650
865,000	West Corp(d) 5.38%, 07/15/2022	847,700
630,000	WideOpenWest Finance LLC / WideOpenWest Capital Corp 10.25%, 07/15/2019	663,125
800,000	Windstream Services LLC 6.38%, 08/01/2023	726,000
		43,683,596
Consumer, Cyclical — 14.67%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(d)
245,000	4.63%, 01/15/2022	254,800
940,000	6.00%, 04/01/2022	984,650
495,000	Allison Transmission Inc(d) 5.00%, 10/01/2024	507,375
	AMC Entertainment Inc
285,000	5.88%, 02/15/2022	294,975
690,000	5.75%, 06/15/2025	696,900
750,000	American Builders & Contractors Supply Co Inc(d) 5.75%, 12/15/2023	780,000
795,000	American Tire Distributors Inc(d) 10.25%, 03/01/2022	723,450
900,000	Beacon Roofing Supply Inc 6.38%, 10/01/2023	972,000
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 600,000	Bon-Ton Department Stores Inc 8.00%, 06/15/2021	$ 333,000
	Boyd Gaming Corp
645,000	6.88%, 05/15/2023	698,213
195,000	6.38%, 04/01/2026(d)	209,138
310,000	Brookfield Residential Properties Inc(d) 6.50%, 12/15/2020	320,850
655,000	Brookfield Residential Properties Inc / Brookfield Residential US Corp(d) 6.13%, 07/01/2022	661,550
750,000	CalAtlantic Group Inc 6.25%, 12/15/2021	824,062
270,000	CCM Merger Inc(d) 9.13%, 05/01/2019	282,150
915,000	CEC Entertainment Inc 8.00%, 02/15/2022	911,569
	Cinemark USA Inc
665,000	5.13%, 12/15/2022	681,625
235,000	4.88%, 06/01/2023	236,175
	Diamond Resorts International Inc(d)(e)
835,000	7.75%, 09/01/2023	836,044
335,000	10.75%, 09/01/2024	328,300
250,000	Dollar Tree Inc 5.75%, 03/01/2023	269,063
640,000	Eldorado Resorts Inc 7.00%, 08/01/2023	679,200
500,000	EMI Music Publishing Group North America Holdings Inc(d) 7.63%, 06/15/2024	540,625
875,000	Fiat Chrysler Automobiles NV(e) 5.25%, 04/15/2023	900,156
	General Motors Co
250,000	6.25%, 10/02/2043	295,060
120,000	5.20%, 04/01/2045	124,822
	General Motors Financial Co Inc
345,000	3.20%, 07/06/2021	349,237
350,000	3.45%, 04/10/2022	355,007
	GLP Capital LP / GLP Financing II Inc
915,000	4.88%, 11/01/2020	985,912
265,000	5.38%, 04/15/2026	284,875
1,110,000	Great Canadian Gaming Corp(d) CAD, 6.63%, 07/25/2022	888,372
360,000	Hanesbrands Inc(d) 4.63%, 05/15/2024	369,450
285,000	HD Supply Inc(d) 5.75%, 04/15/2024	299,250
105,000	Hilton Domestic Operating Co Inc(d) 4.25%, 09/01/2024	107,100
	IHO Verwaltungs GmbH(d)(f)
270,000	4.50%, 09/15/2023(e)	272,530
375,000	4.75%, 09/15/2026	376,875
450,000	Isle of Capri Casinos Inc 5.88%, 03/15/2021	469,688
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	JC Penney Co Inc
$ 315,000	8.13%, 10/01/2019	$ 343,350
100,000	5.65%, 06/01/2020(e)	100,238
135,000	JC Penney Corp Inc(d)(e) 5.88%, 07/01/2023	140,569
645,000	Jo-Ann Stores Holdings Inc(d)(f) 9.75%, 10/15/2019	628,875
	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(d)
460,000	5.00%, 06/01/2024	480,700
460,000	5.25%, 06/01/2026	486,450
	L Brands Inc
50,000	6.63%, 04/01/2021	57,625
450,000	5.63%, 02/15/2022	502,875
90,000	Landry's Holdings II Inc(d) 10.25%, 01/01/2018	91,908
340,000	Landry's Inc(d) 6.75%, 10/15/2024	345,950
	Lear Corp
205,000	5.38%, 03/15/2024	220,119
90,000	5.25%, 01/15/2025	97,425
320,000	Lennar Corp 4.75%, 11/15/2022	330,400
705,000	Mattamy Group Corp(d) 6.50%, 11/15/2020	702,797
363,000	Navistar International Corp(e) 8.25%, 11/01/2021	359,370
455,000	Neiman Marcus Group LLC 7.13%, 06/01/2028	423,150
	Neiman Marcus Group Ltd LLC(d)(e)
1,065,000	8.00%, 10/15/2021	889,275
825,000	8.75%, 10/15/2021(f)	647,625
1,250,000	Omega US Sub LLC(d)(e) 8.75%, 07/15/2023	1,359,375
875,000	Penn National Gaming Inc(e) 5.88%, 11/01/2021	903,437
	Penske Automotive Group Inc
670,000	5.75%, 10/01/2022	695,125
440,000	5.38%, 12/01/2024	442,200
325,000	5.50%, 05/15/2026	324,188
	PulteGroup Inc
415,000	5.50%, 03/01/2026	435,750
765,000	7.88%, 06/15/2032	883,575
	Regal Entertainment Group
675,000	5.75%, 06/15/2023	685,125
145,000	5.75%, 02/01/2025	146,088
920,000	Rite Aid Corp(d) 6.13%, 04/01/2023	992,836
715,000	Rivers Pittsburgh LP(d) 6.13%, 08/15/2021	738,237
765,000	Sabre Global Inc(d) 5.38%, 04/15/2023	786,037
	Scientific Games International Inc
160,000	6.25%, 09/01/2020(e)	123,200
180,000	7.00%, 01/01/2022(d)(e)	190,350
1,875,000	10.00%, 12/01/2022	1,729,687
915,000	Six Flags Entertainment Corp(d) 5.25%, 01/15/2021	944,737
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 375,000	Standard Pacific Corp 5.88%, 11/15/2024	$ 401,250
1,170,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(d) 6.38%, 06/01/2021	1,170,000
455,000	Taylor Morrison Communities Inc / Monarch Communities Inc(d) 5.63%, 03/01/2024	468,650
290,000	Tempur Sealy International Inc(d) 5.50%, 06/15/2026	298,700
	Tenneco Inc
395,000	5.38%, 12/15/2024	414,750
225,000	5.00%, 07/15/2026	227,813
540,000	TRI Pointe Holdings Inc 5.88%, 06/15/2024	561,600
100,000	TRW Automotive Inc(d) 4.50%, 03/01/2021	102,550
515,000	Univar USA Inc(d)(e) 6.75%, 07/15/2023	530,450
440,000	WMG Acquisition Corp(d) 5.00%, 08/01/2023	446,600
365,000	Wolverine World Wide(d) 5.00%, 09/01/2026	368,650
920,000	ZF North America Capital Inc(d) 4.75%, 04/29/2025	966,000
		43,289,709
Consumer, Non-Cyclical — 9.61%
	Acadia Healthcare Co Inc
820,000	6.13%, 03/15/2021	846,650
355,000	5.13%, 07/01/2022	351,450
920,000	Amag Pharmaceuticals Inc(d) 7.88%, 09/01/2023	878,600
175,000	AMN Healthcare Inc(d) 5.13%, 10/01/2024	176,750
	Ashtead Capital Inc(d)
495,000	6.50%, 07/15/2022	520,369
435,000	5.63%, 10/01/2024	457,838
	Centene Corp
195,000	5.63%, 02/15/2021	206,700
585,000	4.75%, 05/15/2022	604,012
630,000	6.13%, 02/15/2024	683,550
1,430,000	Ceridian HCM Holding Inc(d) 11.00%, 03/15/2021	1,512,225
	CHS / Community Health Systems Inc
230,000	5.13%, 08/01/2021(e)	228,275
670,000	6.88%, 02/01/2022	576,200
950,000	Concordia Healthcare Corp(d)(e) 7.00%, 04/15/2023	610,375
110,000	Constellation Brands Inc 6.00%, 05/01/2022	126,363
345,000	ConvaTec Healthcare E SA(d) 10.50%, 12/15/2018	351,038
675,000	Crimson Merger Sub Inc(d) 6.63%, 05/15/2022	595,687
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 640,000	Dean Foods Co(d) 6.50%, 03/15/2023	$ 682,560
855,000	DPX Holdings BV(d) 7.50%, 02/01/2022	904,162
	Endo Finance LLC(d)
65,000	5.38%, 01/15/2023	57,525
1,225,000	6.00%, 07/15/2023	1,114,750
770,000	Halyard Health Inc 6.25%, 10/15/2022	787,325
	HCA Inc
1,425,000	6.50%, 02/15/2020	1,578,187
55,000	7.50%, 02/15/2022	63,113
185,000	5.38%, 02/01/2025	191,013
575,000	5.25%, 06/15/2026	610,937
545,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(d) 6.38%, 08/01/2023	566,800
260,000	Kinetic Concepts Inc / KCI USA Inc(d) 7.88%, 02/15/2021	281,450
460,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(d) 5.50%, 04/15/2025	437,000
250,000	MEDNAX Inc(d) 5.25%, 12/01/2023	262,813
430,000	Molina Healthcare Inc 5.38%, 11/15/2022	445,050
145,000	Mustang Merger Corp(d) 8.50%, 08/15/2021	154,244
550,000	Nielsen Co Luxembourg S.a.r.l.(d) 5.50%, 10/01/2021	574,062
330,000	Pilgrim's Pride Corp(d) 5.75%, 03/15/2025	339,900
350,000	Prestige Brands Inc(d) 5.38%, 12/15/2021	362,250
	Revlon Consumer Products Corp
1,020,000	5.75%, 02/15/2021	1,040,400
260,000	6.25%, 08/01/2024(d)	268,450
	Service Corp International
419,000	5.38%, 01/15/2022	435,760
810,000	5.38%, 05/15/2024	858,600
290,000	7.50%, 04/01/2027	340,750
	Spectrum Brands Inc
15,000	6.63%, 11/15/2022	16,200
475,000	6.13%, 12/15/2024	514,344
340,000	5.75%, 07/15/2025	367,200
320,000	Sterigenics-Nordion Holdings LLC(d) 6.50%, 05/15/2023	332,800
	Tenet Healthcare Corp
265,000	6.25%, 11/01/2018	282,888
95,000	4.75%, 06/01/2020	96,425
565,000	4.35%, 06/15/2020(b)	567,881
735,000	6.00%, 10/01/2020	777,262
535,000	4.50%, 04/01/2021	538,344
1,005,000	TMS International Corp(d) 7.63%, 10/15/2021	859,275
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	Valeant Pharmaceuticals International Escrow Inc(d)
$ 715,000	5.38%, 03/15/2020	$ 661,375
670,000	5.88%, 05/15/2023	577,875
600,000	6.13%, 04/15/2025	516,750
	Valeant Pharmaceuticals International Inc(d)
185,000	5.63%, 12/01/2021	165,113
300,000	5.50%, 03/01/2023	256,500
645,000	WhiteWave Foods Co 5.38%, 10/01/2022	732,881
		28,346,296
Diversified — 0.20%
575,000	DH Services Luxembourg S.a.r.l.(d) 7.75%, 12/15/2020	599,437
Energy — 12.15%
320,000	Anadarko Petroleum Corp(e) 5.55%, 03/15/2026	361,612
	Antero Resources Corp
490,000	5.13%, 12/01/2022	493,675
70,000	5.63%, 06/01/2023	71,313
740,000	Antero Resources Finance Corp 5.38%, 11/01/2021	748,325
	Baytex Energy Corp(d)
65,000	5.13%, 06/01/2021	54,113
355,000	5.63%, 06/01/2024	289,325
285,000	Boardwalk Pipelines LP 5.95%, 06/01/2026	314,864
1,082,000	California Resources Corp(d)(e) 8.00%, 12/15/2022	719,530
230,000	Callon Petroleum Co(d) 6.13%, 10/01/2024	238,050
155,000	Carrizo Oil & Gas Inc(e) 7.50%, 09/15/2020	160,425
	Cenovus Energy Inc
805,000	6.75%, 11/15/2039	870,000
245,000	4.45%, 09/15/2042	202,168
337,500	CHC Helicopter SA(g)(h) 9.25%, 10/15/2020	163,688
858,000	Chesapeake Energy Corp(d)(e) 8.00%, 12/15/2022	869,797
	Concho Resources Inc
280,000	5.50%, 10/01/2022	290,500
670,000	5.50%, 04/01/2023	690,937
	Continental Resources Inc
710,000	5.00%, 09/15/2022(e)	708,225
470,000	4.50%, 04/15/2023	451,200
150,000	3.80%, 06/01/2024(e)	137,250
	Denbury Resources Inc
646,000	9.00%, 05/15/2021(d)	676,685
430,000	6.38%, 08/15/2021(e)	320,350
670,000	Devon Financing Corp LLC 7.88%, 09/30/2031	829,985
	Energy Transfer Equity LP
622,000	7.50%, 10/15/2020	682,645
175,000	5.88%, 01/15/2024	181,563
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$1,460,000	EP Energy LLC / Everest Acquisition Finance Inc 9.38%, 05/01/2020	$ 1,032,950
	Exterran Partners LP / EXLP Finance Corp
300,000	6.00%, 04/01/2021	281,250
115,000	6.00%, 10/01/2022	106,663
	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc
305,000	6.75%, 02/01/2022	313,388
550,000	6.88%, 02/15/2023	569,937
435,000	Halcon Resources Corp(d)(e) 8.63%, 02/01/2020	437,175
340,000	Hess Corp 7.30%, 08/15/2031	403,207
575,000	Hiland Partners LP / Hiland Partners Finance Corp(d) 7.25%, 10/01/2020	595,844
560,000	Holly Energy Partners LP(d) 6.00%, 08/01/2024	579,600
45,000	Key Energy Services Inc 6.75%, 03/01/2021	12,150
	Kinder Morgan Inc
100,000	7.80%, 08/01/2031	121,868
360,000	7.75%, 01/15/2032	435,251
	Laredo Petroleum Inc
100,000	5.63%, 01/15/2022	97,000
1,125,000	7.38%, 05/01/2022(e)	1,162,969
1,610,000	Linn Energy LLC / Linn Energy Finance Corp(d)(g)(i) 12.00%, 12/15/2020	780,850
190,000	Lone Pine Resources Canada Escrow Ltd(i)(j) 10.38%, 02/15/2017	10
250,000	Marathon Oil Corp(e) 3.85%, 06/01/2025	237,411
	MEG Energy Corp(d)
140,000	6.50%, 03/15/2021	114,275
225,000	7.00%, 03/31/2024	177,750
590,000	Murphy Oil Corp 6.88%, 08/15/2024	609,884
	Newfield Exploration Co
560,000	5.75%, 01/30/2022	578,200
385,000	5.63%, 07/01/2024	394,625
695,000	5.38%, 01/01/2026	696,737
	Oasis Petroleum Inc(e)
1,245,000	6.88%, 03/15/2022	1,192,087
250,000	6.88%, 01/15/2023	238,750
800,000	Range Resources Corp(d) 5.75%, 06/01/2021	810,000
	Regency Energy Partners LP / Regency Energy Finance Corp
925,000	5.88%, 03/01/2022	1,019,975
395,000	5.50%, 04/15/2023	407,794
	Rose Rock Midstream LP / Rose Rock Finance Corp
225,000	5.63%, 07/15/2022(e)	207,000
275,000	5.63%, 11/15/2023	250,250
	Sabine Pass Liquefaction LLC
395,000	6.25%, 03/15/2022	431,538
1,075,000	5.63%, 04/15/2023	1,147,562
Principal Amount(a)		Fair Value
Energy — (continued)
$ 455,000	5.88%, 06/30/2026(d)	$ 494,528
425,000	5.00%, 03/15/2027(d)	435,625
945,000	Samson Investment Co(g)(i) 9.75%, 02/15/2020	37,800
550,000	SandRidge Energy Inc(d)(g)(h) 8.75%, 06/01/2020	198,000
	Seven Generations Energy Ltd(d)
620,000	8.25%, 05/15/2020	659,525
390,000	6.75%, 05/01/2023	404,625
345,000	Seventy Seven Energy Inc(g)(i)(j) 6.50%, 07/15/2022	35
225,000	Seventy Seven Operating LLC(g)(i)(j) 6.63%, 11/15/2019	45
	SM Energy Co
500,000	6.50%, 11/15/2021(e)	511,250
660,000	6.13%, 11/15/2022(e)	660,000
335,000	6.50%, 01/01/2023	338,350
350,000	5.00%, 01/15/2024(e)	329,000
230,000	6.75%, 09/15/2026	232,300
	Targa Resources Partners LP / Targa Resources Partners Finance Corp(d)
175,000	5.13%, 02/01/2025	175,219
355,000	5.38%, 02/01/2027	357,219
220,000	Triangle USA Petroleum Corp(d)(g)(h) 6.75%, 07/15/2022	48,400
175,000	Unit Corp 6.63%, 05/15/2021	147,656
185,000	Western Gas Partners LP 4.65%, 07/01/2026	191,456
	Whiting Petroleum Corp
515,000	5.00%, 03/15/2019	498,262
169,000	5.75%, 03/15/2021(e)	158,015
	Williams Cos Inc
104,000	7.75%, 06/15/2031	118,820
355,000	8.75%, 03/15/2032	440,200
	Williams Partners LP / ACMP Finance Corp
100,000	6.13%, 07/15/2022	103,824
1,305,000	4.88%, 05/15/2023	1,320,330
320,000	4.88%, 03/15/2024	323,428
	WPX Energy Inc
700,000	7.50%, 08/01/2020(e)	740,250
770,000	6.00%, 01/15/2022(e)	768,556
175,000	8.25%, 08/01/2023	188,125
		35,851,018
Financial — 8.33%
560,000	Alliance Data Systems Corp(d) 5.38%, 08/01/2022	546,000
1,310,000	Ally Financial Inc 8.00%, 11/01/2031	1,614,575
630,000	American International Group Inc(b) 8.18%, 05/15/2058	843,097
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 400,000	Banco Bilbao Vizcaya Argentaria SA(b)(k) 9.00%, Perpetual	$ 409,620
	Bank of America Corp(b)(k)
275,000	6.10%, Perpetual	286,688
265,000	6.50%, Perpetual	287,028
215,000	BBVA International Preferred SAU(b)(e)(k) 5.92%, Perpetual	214,463
	CBRE Services Inc
353,000	5.00%, 03/15/2023	371,819
260,000	5.25%, 03/15/2025	278,668
	CIT Group Inc
825,000	5.00%, 08/15/2022	876,562
205,000	5.00%, 08/01/2023	217,044
120,000	Citigroup Inc(b)(e)(k) 5.95%, Perpetual	122,180
430,000	CNG Holdings Inc(d) 9.38%, 05/15/2020	262,300
635,000	CNO Financial Group Inc 5.25%, 05/30/2025	630,237
200,000	Commerzbank AG(d) 8.13%, 09/19/2023	230,100
	Credit Acceptance Corp
630,000	6.13%, 02/15/2021	633,150
315,000	7.38%, 03/15/2023	326,025
430,000	DFC Finance Corp(d) 10.50%, 06/15/2020	270,900
590,000	Dresdner Funding Trust I(d) 8.15%, 06/30/2031	702,100
205,000	E*TRADE Financial Corp 4.63%, 09/15/2023	213,060
355,000	ESH Hospitality Inc(d) 5.25%, 05/01/2025	354,556
195,000	Genworth Holdings Inc(b) 6.15%, 11/15/2066	87,263
1,259,000	Howard Hughes Corp(d) 6.88%, 10/01/2021	1,323,524
340,000	Hub Holdings LLC / Hub Holdings Finance Inc(d)(f) 8.13%, 07/15/2019	331,500
750,000	HUB International Ltd(d) 7.88%, 10/01/2021	765,000
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
280,000	6.00%, 08/01/2020	281,400
525,000	5.88%, 02/01/2022	504,000
	Iron Mountain Inc
245,000	6.00%, 10/01/2020(d)	258,475
665,000	6.00%, 08/15/2023	709,887
160,000	iStar Financial Inc 5.00%, 07/01/2019	159,581
75,000	Liberty Mutual Group Inc(d) 7.80%, 03/15/2037	87,750
130,000	Lloyds Bank PLC(b)(k) GBP, 13.00%, Perpetual	293,683
393,000	Lloyds Banking Group PLC(b)(k) 7.50%, Perpetual	405,851
240,000	MGM Growth Properties Operating Partnership LP / MGP Escrow Co-Issuer Inc(d) 5.63%, 05/01/2024	260,328
Principal Amount(a)		Fair Value
Financial — (continued)
$ 290,000	MPT Operating Partnership LP / MPT Finance Corp 6.38%, 03/01/2024	$ 314,650
	Nationstar Mortgage LLC / Nationstar Capital Corp
555,000	7.88%, 10/01/2020(e)	563,991
655,000	6.50%, 07/01/2021	641,900
575,000	Omega Healthcare Investors Inc 4.95%, 04/01/2024	604,441
	OneMain Financial Holdings Inc(d)
450,000	6.75%, 12/15/2019	473,063
595,000	7.25%, 12/15/2021	625,494
825,000	Provident Funding Associates LP / PFG Finance Corp(d) 6.75%, 06/15/2021	832,219
950,000	ROC Finance LLC / ROC Finance 1 Corp(d) 12.13%, 09/01/2018	972,562
	Royal Bank of Scotland Group PLC(b)(k)
495,000	7.50%, Perpetual	454,163
973,000	7.65%, Perpetual	1,165,167
275,000	8.00%, Perpetual(e)	258,500
	Springleaf Finance Corp
165,000	5.25%, 12/15/2019	168,506
200,000	8.25%, 12/15/2020	219,500
90,000	7.75%, 10/01/2021(e)	94,388
390,000	Stearns Holdings Inc(d) 9.38%, 08/15/2020	378,300
725,000	TMX Finance LLC / TitleMax Finance Corp(d) 8.50%, 09/15/2018	540,125
570,000	USI Inc(d) 7.75%, 01/15/2021	578,550
545,000	Wayne Merger Sub LLC(d) 8.25%, 08/01/2023	553,856
		24,597,789
Industrial — 11.91%
1,650,000	ADS Waste Holdings Inc 8.25%, 10/01/2020	1,732,500
815,000	Air Medical Merger Sub Corp(d) 6.38%, 05/15/2023	788,512
	Amsted Industries Inc(d)
305,000	5.00%, 03/15/2022	306,525
375,000	5.38%, 09/15/2024	373,125
990,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(d) 7.25%, 05/15/2024	1,054,350
565,000	ATS Automation Tooling Systems Inc(d) 6.50%, 06/15/2023	579,125
	Belden Inc(d)
490,000	5.50%, 09/01/2022	510,825
625,000	5.25%, 07/15/2024	634,375
	Berry Plastics Corp
260,000	6.00%, 10/15/2022	274,300
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 10,000	5.13%, 07/15/2023	$ 10,150
420,000	BlueLine Rental Finance Corp(d) 7.00%, 02/01/2019	366,450
650,000	BMC East LLC(d) 5.50%, 10/01/2024	650,000
650,000	Boise Cascade Co(d) 5.63%, 09/01/2024	659,750
615,000	Bombardier Inc(d) 4.75%, 04/15/2019	598,087
605,000	Briggs & Stratton Corp 6.88%, 12/15/2020	674,575
	Builders FirstSource Inc(d)
1,085,000	10.75%, 08/15/2023	1,245,037
275,000	5.63%, 09/01/2024	281,875
1,055,000	Building Materials Corp of America(d) 5.38%, 11/15/2024	1,086,650
	Cemex Finance LLC(d)
200,000	9.38%, 10/12/2022(e)	219,250
225,000	6.00%, 04/01/2024	230,625
	Cemex SAB de CV(d)
200,000	6.50%, 12/10/2019	212,000
350,000	5.70%, 01/11/2025(e)	354,270
615,000	6.13%, 05/05/2025(e)	631,912
275,000	Cortes NP Acquisition Corp(d) 9.25%, 10/15/2024	279,469
1,095,000	Coveris Holdings SA(d) 7.88%, 11/01/2019	1,119,637
285,000	CPG Merger Sub LLC(d) 8.00%, 10/01/2021	290,700
491,000	Crown Cork & Seal Co Inc 7.38%, 12/15/2026	549,306
1,312,000	Gates Global LLC / Gates Global Co(d) 6.00%, 07/15/2022	1,246,400
925,000	KLX Inc(d) 5.88%, 12/01/2022	957,375
790,000	Legrand France SA 8.50%, 02/15/2025	1,081,939
455,000	Louisiana-Pacific Corp(d) 4.88%, 09/15/2024	455,000
1,335,000	Manitowoc Foodservice Inc 9.50%, 02/15/2024	1,528,575
760,000	Masonite International Corp(d) 5.63%, 03/15/2023	801,800
1,015,000	MasTec Inc 4.88%, 03/15/2023	1,002,312
870,000	Moog Inc(d) 5.25%, 12/01/2022	899,362
1,030,000	Norbord Inc(d) 6.25%, 04/15/2023	1,094,375
	Novelis Corp(d)
410,000	6.25%, 08/15/2024	435,113
1,205,000	5.88%, 09/30/2026	1,233,619
	Oshkosh Corp
200,000	5.38%, 03/01/2022	210,500
645,000	5.38%, 03/01/2025	674,831
75,000	Pactiv LLC 8.38%, 04/15/2027	83,250
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
167,000	9.88%, 08/15/2019	172,010
115,000	8.25%, 02/15/2021	119,888
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 280,000	4.13%, 07/15/2021(b)(d)	$ 284,200
515,000	7.00%, 07/15/2024(d)(e)	552,338
	Sealed Air Corp(d)
205,000	5.13%, 12/01/2024	216,531
445,000	6.88%, 07/15/2033	477,263
85,000	Standard Industries Inc(d) 5.13%, 02/15/2021	89,250
215,000	Terex Corp 6.00%, 05/15/2021	219,838
115,000	Tervita Corp(d) 10.88%, 02/15/2018	14,950
	TransDigm Inc
90,000	7.50%, 07/15/2021	95,400
555,000	6.50%, 07/15/2024	584,138
365,000	6.38%, 06/15/2026(d)	376,863
435,000	U.S. Concrete Inc 6.38%, 06/01/2024	451,313
670,000	USG Corp(d) 5.50%, 03/01/2025	718,575
159,975	Vander Intermediate Holding II Corp(d)(f) 9.75%, 02/01/2019	83,187
1,345,000	Watco Cos LLC / Watco Finance Corp(d) 6.38%, 04/01/2023	1,358,450
675,000	Weekley Homes LLC / Weekley Finance Corp 6.00%, 02/01/2023	600,750
760,000	Zebra Technologies Corp(e) 7.25%, 10/15/2022	823,650
455,000	Zekelman Industries Inc(d) 9.88%, 06/15/2023	480,025
		35,136,450
Technology — 2.79%
	Diamond 1 Finance Corp / Diamond 2 Finance Corp(d)
180,000	5.88%, 06/15/2021	191,245
685,000	5.45%, 06/15/2023	733,948
1,355,000	7.13%, 06/15/2024(e)	1,490,294
125,000	8.35%, 07/15/2046	149,669
	First Data Corp(d)
420,000	5.38%, 08/15/2023	432,600
1,155,000	7.00%, 12/01/2023	1,221,412
675,000	5.75%, 01/15/2024	693,563
870,000	Infor Software Parent LLC / Infor Software Parent Inc(d)(f) 7.13%, 05/01/2021	843,900
805,000	Infor US Inc 6.50%, 05/15/2022	815,063
	Micron Technology Inc
500,000	5.88%, 02/15/2022(e)	510,000
295,000	7.50%, 09/15/2023(d)	327,668
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 760,000	NXP BV / NXP Funding LLC(d) 4.63%, 06/01/2023	$ 831,250
		8,240,612
Utilities — 2.74%
	AES Corp
365,000	8.00%, 06/01/2020(e)	429,788
765,000	7.38%, 07/01/2021	877,837
1,205,000	5.50%, 04/15/2025	1,241,150
	Calpine Corp
90,000	5.88%, 01/15/2024(d)	95,063
985,000	5.75%, 01/15/2025	972,687
17,000	DPL Inc 6.50%, 10/15/2016	17,021
	Dynegy Inc
715,000	6.75%, 11/01/2019	732,875
60,000	7.38%, 11/01/2022	59,250
410,000	7.63%, 11/01/2024(e)	402,620
408,615	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc(d)(g)(i) 11.75%, 03/01/2022	502,596
	GenOn Americas Generation LLC(e)
445,000	8.50%, 10/01/2021	378,250
150,000	9.13%, 05/01/2031	121,500
125,000	GenOn Energy Inc(e) 9.88%, 10/15/2020	93,125
	NRG Energy Inc
509,000	7.88%, 05/15/2021(e)	531,905
420,000	7.25%, 05/15/2026(d)	427,350
625,000	6.63%, 01/15/2027(d)	612,500
560,000	Southern Star Central Corp(d) 5.13%, 07/15/2022	564,200
100,000	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc(d)(g)(h) 11.50%, 10/01/2020	30,500
		8,090,217
TOTAL CORPORATE BONDS AND NOTES — 82.74% (Cost $243,187,060)		$ 244,191,504
Principal Amount(a)		Fair Value
CONVERTIBLE BONDS
Communications — 0.20%
$532,000	DISH Network Corp(d) 3.38%, 08/15/2026	$ 582,540
Consumer, Cyclical — 0.07%
237,000	Navistar International Corp 4.50%, 10/15/2018	224,261
Financial — 0.13%
386,000	iStar Financial Inc 3.00%, 11/15/2016	388,895
Technology — 0.11%
322,000	ON Semiconductor Corp 1.00%, 12/01/2020	326,428
TOTAL CONVERTIBLE BONDS — 0.51% (Cost $1,411,202)		$ 1,522,124
Shares
COMMON STOCK
Consumer, Cyclical — 0.57%
23,275	Eldorado Resorts Inc(e)(l)	$ 327,246
13,624	Gaming & Leisure Properties Inc REIT	455,723
8,597	General Motors Co	273,127
31,680	Penn National Gaming Inc(l)	429,898
24,655	Rite Aid Corp(l)	189,597
		1,675,591
Consumer, Non-Cyclical — 0.34%
18,965	Live Nation Entertainment Inc(l)	521,158
11,061	Prairie Provident Resources Inc(l)	5,673
17,800	Service Corp International	472,412
		999,243
Energy — 0.17%
32,610	Halcon Resources Corp(l)	305,882
23,699	Lone Pine Resources Inc Class A(j)(l)	237
70	MWO Holdings LLC(j)(l)	44,159
7,916	Seventy Seven Energy Inc(e)(l)	149,218
227	Vantage Drilling International(l)	17,933
		517,429
Financial — 0.39%
37,985	Ally Financial Inc	739,568
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
11,116	CIT Group Inc	$ 403,511
		1,143,079
Industrial — 0.36%
14,160	Berry Plastics Group Inc(l)	620,916
17,151	Boise Cascade Co(l)	435,635
		1,056,551
TOTAL COMMON STOCK — 1.83% (Cost $6,572,364)		$ 5,391,893
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.20%
729	Allergan PLC Series A, 5.50%	596,869
Financial — 0.53%
6,185	American Tower Corp, 5.50%(e)	678,031
2,425	Crown Castle International Corp, 4.50%	274,073
20,308	EPR Properties Series C, 5.75%	625,423
		1,577,527
Industrial — 0.10%
2,800	Belden Inc, 6.75%	280,028
TOTAL CONVERTIBLE PREFERRED STOCK — 0.83% (Cost $2,354,441)		$ 2,454,424
PREFERRED STOCK
Communications — 0.29%
10,895	T-Mobile USA Inc	848,830
Consumer, Non-Cyclical — 0.13%
4,787	Tyson Foods Inc(e)	392,007
Financial — 0.16%
13,425	Federal National Mortgage Association	47,122
16,517	GMAC Capital Trust I	419,697
		466,819
TOTAL PREFERRED STOCK — 0.58% (Cost $1,690,125)		$ 1,707,656
WARRANTS
Energy — 0.01%
8,858	Halcon Resources Corp(l)	20,285
Shares		Fair Value
Energy — (continued)
2,976	Seventy Seven Energy Inc(j)(l)	$ 11,904
TOTAL WARRANTS — 0.01% (Cost $234,019)		$ 32,189
Principal Amount
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 6.32%
$18,645,000	International Bank for Reconstruction & Development 0.10%, 10/03/2016	$ 18,644,896
U.S. Treasury Bonds and Notes — 0.10%
	U.S. Treasury Bills(m)
3,000	0.19%, 10/20/2016	3,000
3,000	0.27%, 11/10/2016	2,999
293,000	0.26%, 11/17/2016	292,903
		298,902
Repurchase Agreements — 9.61%
1,417,649	Undivided interest of 3.64% in a repurchase agreement (principal amount/value $38,982,030 with a maturity value of $38,983,654) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 9/30/16 to be repurchased at $1,417,649 on 10/3/16 collateralized by various U.S. Government Agency securities, 2.14% - 6.00%, 3/1/26 - 9/1/46, with a value of $39,761,671.(n)	1,417,649
6,735,438	Undivided interest of 4.81% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Citigroup Global Markets Inc, 0.52%, dated 9/30/16 to be repurchased at $6,735,438 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 2/15/20 - 9/9/49, with a value of $142,882,771.(n)	6,735,438
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$6,735,438	Undivided interest of 4.81% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Daiwa Capital Markets America Inc, 0.52%, dated 9/30/16 to be repurchased at $6,735,438 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 10/13/16 - 9/9/49, with a value of $142,882,772.(n)
		$ 6,735,438
6,735,438	Undivided interest of 6.49% in a repurchase agreement (principal amount/value $103,823,677 with a maturity value of $103,827,743) with Scotia Capital (USA) Inc, 0.47%, dated 9/30/16 to be repurchased at $6,735,438 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 5.50%, 2/1/21 - 8/1/46, with a value of $105,904,298.(n)	6,735,438
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$6,735,438	Undivided interest of 6.88% in a repurchase agreement (principal amount/value $97,866,782 with a maturity value of $97,870,534) with HSBC Securities (USA) Inc, 0.46%, dated 9/30/16 to be repurchased at $6,735,438 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.13%, 10/3/16 - 7/15/37, with a value of $99,824,451.(n)
$ 6,735,438
28,359,401
SHORT TERM INVESTMENTS — 16.03% (Cost $47,303,199)	$ 47,303,199
TOTAL INVESTMENTS — 108.91% (Cost $322,519,089)	$ 321,450,988
OTHER ASSETS & LIABILITIES, NET — (8.91)%	$ (26,305,786)
TOTAL NET ASSETS — 100.00%	$ 295,145,202
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2016, the aggregate cost and fair value of 144A securities was $122,152,976 and $120,688,765, respectively, representing 40.89% of net assets.
(e)	All or a portion of the security is on loan at September 30, 2016.
(f)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(g)	Security in bankruptcy at September 30, 2016.
(h)	Security in default; some interest payments received during the last 12 months. At September 30, 2016, the aggregate cost and fair value of such securities was $1,217,029 and $440,588, respectively, representing 0.15% of net assets.
(i)	Security in default; no interest payments received during the last 12 months. At September 30, 2016, the aggregate cost and fair value of such securities was $3,145,166 and $1,321,336, respectively, representing 0.45% of net assets.
(j)	Security is fair valued under procedures adopted by the Board of Directors.
(k)	Security has no contractual maturity date and pays an indefinite stream of interest.
(l)	Non-income producing security.
(m)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(n)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
TLB	Term Loan B
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
At September 30, 2016, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Bank Loans
Amag Pharmaceuticals Inc	4.75%	08/17/2021	08/13/2015	$241,746	$242,250	0.08%
EP Energy LLC	9.75	06/30/2021	09/29/2016	147,750	147,000	0.05
Talbots Inc	9.50	03/19/2021	06/17/2015	226,134	212,996	0.07
Yonkers Racing Corp	4.25	08/20/2019	08/16/2013	184,114	182,895	0.06
				$799,744	$785,141	0.26%
At September 30, 2016, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	CAD	200	USD	151	October 2016	$1
BA	EUR	103,800	USD	117,128	December 2016	(523)
BA	USD	153	CAD	200	October 2016	—
CIT	USD	113,793	EUR	101,700	December 2016	(911)
GS	GBP	212,400	USD	282,022	December 2016	(6,265)
HSB	USD	165,674	CAD	214,400	October 2016	2,232
JPM	USD	331,558	CAD	429,000	October 2016	4,521
JPM	USD	506,204	GBP	381,100	December 2016	11,423
SSB	USD	266,583	CAD	345,000	October 2016	3,581
WES	USD	34,851	CAD	45,100	October 2016	470
					Net Appreciation	$14,529
At September 30, 2016, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Value(a)	Fair Value	Upfront Premiums Paid	Fixed Deal Pay/Receive Rate	Expiration Date	Net Unrealized Depreciation	Buy/Sell Credit Protection	Average Credit Rating(b)
North America High Yield 25	$7,973,000	$(349,633)	$281,447	5.00%	December 20, 2021	$(65,654)	Buy	B+
(a) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b) Ratings are presented for credit default swap contracts in which the Fund has bought protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2016.
Counterparty Abbreviations:
BA	Bank of America Corp
CIT	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
SSB	State Street Bank
WES	Westpac
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2016

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Warrants	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.

September 30, 2016

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$ —	$ 18,847,999	$ —	$ 18,847,999
Corporate Bonds and Notes	—	244,191,414	90	244,191,504
Convertible Bonds	—	1,522,124	—	1,522,124
Common Stock	5,329,564	17,933	44,396	5,391,893
Convertible Preferred Stock	274,073	2,180,351	—	2,454,424
Preferred Stock	466,819	1,240,837	—	1,707,656
Warrants	20,285	—	11,904	32,189
Short Term Investments	—	47,303,199	—	47,303,199
Total investments, at fair value:	6,090,741	315,303,857	56,390	321,450,988
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	22,228	—	22,228
Total Assets	$ 6,090,741	$ 315,326,085	$ 56,390	$ 321,473,216
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (7,699)	$ —	$ (7,699)
Credit Default Swaps	—	(349,633)	—	(349,633)
Total Liabilities	$ 0	$ (357,332)	$ 0	$ (357,332)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:
Federal tax cost of investments	$322,659,069
Gross unrealized appreciation on investments	11,583,332
Gross unrealized depreciation on investments	(12,791,413)
Net unrealized depreciation on investments	$(1,208,081)

September 30, 2016

Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional value of $1,626,724 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation).
The Fund operates as a buyer of protection to take a synthetic long position in the underlying bond or bonds which provide credit protection to the buyer on the referenced obligations. Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average notional value of $6,184,200 in credit default swaps for the reporting period.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Apartment REITS — 17.54%
59,446	American Campus Communities Inc REIT	$ 3,024,018
98,593	American Homes 4 Rent REIT Class A	2,133,553
71,360	Apartment Investment & Management Co REIT Class A	3,276,138
62,566	AvalonBay Communities Inc REIT	11,126,737
39,829	Camden Property Trust REIT	3,335,280
23,024	Colony Starwood Homes REIT(a)	660,789
33,284	Education Realty Trust Inc REIT	1,435,872
166,563	Equity Residential REIT	10,714,998
29,842	Essex Property Trust Inc REIT	6,645,813
18,904	Independence Realty Trust Inc REIT	170,136
34,416	Mid-America Apartment Communities Inc REIT	3,234,760
77,227	Monogram Residential Trust Inc REIT(a)	821,695
8,173	NexPoint Residential Trust Inc REIT	160,681
24,543	Post Properties Inc REIT	1,623,029
16,383	Silver Bay Realty Trust Corp REIT	287,194
121,683	UDR Inc REIT	4,379,371
		53,030,064
Diversified REITS — 8.59%
95,762	Cousins Properties Inc REIT	999,755
66,917	Digital Realty Trust Inc REIT	6,498,979
159,820	Duke Realty Corp REIT	4,367,880
34,423	DuPont Fabros Technology Inc REIT	1,419,949
66,860	Liberty Property Trust REIT	2,697,801
8,886	PS Business Parks Inc REIT	1,009,183
78,294	Vornado Realty Trust REIT	7,924,136
33,550	Washington REIT	1,044,076
		25,961,759
Health Care REITS — 8.61%
38,248	Care Capital Properties Inc	1,090,068
213,051	HCP Inc REIT	8,085,285
53,153	Healthcare Realty Trust Inc REIT	1,810,391
17,871	LTC Properties Inc REIT	929,113
108,208	Senior Housing Properties Trust REIT	2,457,404
5,788	Universal Health Realty Income Trust REIT	364,760
160,090	Ventas Inc REIT	11,307,157
		26,044,178
Hotels REITS — 9.35%
71,242	Apple Hospitality Inc REIT(a)	1,318,690
13,087	Ashford Hospitality Prime Inc REIT	184,527
Shares		Fair Value
Hotels REITS — (continued)
36,960	Ashford Hospitality Trust Inc REIT	$ 217,694
90,792	DiamondRock Hospitality Co REIT	826,207
59,514	FelCor Lodging Trust Inc REIT	382,675
19,644	Hersha Hospitality Trust REIT	353,985
74,821	Hospitality Properties Trust REIT	2,223,680
338,306	Host Hotels & Resorts Inc REIT	5,267,425
51,517	LaSalle Hotel Properties REIT	1,229,711
32,598	Pebblebrook Hotel Trust REIT(a)	867,107
56,647	RLJ Lodging Trust REIT	1,191,286
98,684	Sunstone Hotel Investors Inc REIT	1,262,168
163,081	Welltower Inc REIT	12,193,566
49,823	Xenia Hotels & Resorts Inc REIT(a)	756,313
		28,275,034
Manufactured Homes REITS — 1.67%
36,533	Equity LifeStyle Properties Inc REIT	2,819,617
28,468	Sun Communities Inc REIT	2,234,169
		5,053,786
Office Property REITS — 13.45%
35,528	Alexandria Real Estate Equities Inc REIT	3,864,381
70,029	Boston Properties Inc REIT	9,544,252
79,786	Brandywine Realty Trust REIT	1,246,257
56,257	Columbia Property Trust Inc REIT	1,259,594
43,176	Corporate Office Properties Trust REIT	1,224,040
65,377	Douglas Emmett Inc REIT	2,394,760
11,070	Easterly Government Properties Inc REIT	211,216
57,590	Equity Commonwealth REIT(b)	1,740,370
26,914	First Potomac Realty Trust REIT	246,263
98,573	Forest City Realty Trust Inc REIT Class A	2,279,993
49,223	Franklin Street Properties Corp REIT	620,210
44,932	Highwoods Properties Inc REIT	2,341,856
48,727	Hudson Pacific Properties Inc REIT	1,601,656
42,001	Kilroy Realty Corp REIT	2,912,769
40,849	Mack-Cali Realty Corp REIT	1,111,910
76,787	New York Inc REIT	702,601
38,294	Parkway Properties Inc REIT	651,381
66,173	Piedmont Office Realty Trust Inc REIT Class A	1,440,586
45,710	SL Green Realty Corp REIT	4,941,251
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Office Property REITS — (continued)
22,103	Tier Inc REIT	$ 341,270
		40,676,616
Regional Malls REITS — 15.50%
77,821	CBL & Associates Properties Inc REIT	944,747
266,062	General Growth Properties Inc REIT	7,343,311
54,971	Macerich Co REIT	4,445,505
32,186	Pennsylvania REIT	741,244
143,174	Simon Property Group Inc REIT	29,638,450
44,066	Tanger Factory Outlet Centers Inc REIT	1,716,811
27,447	Taubman Centers Inc REIT	2,042,331
		46,872,399
Shopping Centers REITS — 10.19%
36,284	Acadia Realty Trust REIT	1,314,932
117,986	Brixmor Property Group Inc REIT	3,278,831
35,167	Cedar Realty Trust Inc REIT	253,202
140,024	DDR Corp REIT	2,440,618
41,925	Equity One Inc REIT	1,283,324
32,307	Federal Realty Investment Trust REIT	4,973,017
191,393	Kimco Realty Corp REIT	5,540,827
37,994	Kite Realty Group Trust REIT	1,053,194
36,692	Ramco-Gershenson Properties Trust REIT	687,608
47,610	Regency Centers Corp REIT	3,689,299
49,605	Retail Opportunity Investments Corp REIT	1,089,326
5,450	Saul Centers Inc REIT	362,970
10,535	Seritage Growth Properties REIT(a)	533,914
41,679	Urban Edge Properties REIT	1,172,847
84,452	Washington Prime Group Inc	1,045,516
53,457	Weingarten Realty Investors REIT	2,083,754
		30,803,179
Storage REITS — 7.99%
81,693	CubeSmart REIT	2,226,951
57,315	Extra Space Storage Inc REIT	4,551,384
21,285	Life Storage Inc	1,893,088
16,325	National Storage Affiliates Trust REIT	341,846
67,948	Public Storage REIT	15,161,917
		24,175,186
Warehouse/Industry REITS — 6.01%
41,358	DCT Industrial Trust Inc REIT	2,007,931
14,985	EastGroup Properties Inc REIT	1,102,297
53,247	First Industrial Realty Trust Inc REIT	1,502,630
240,101	Prologis Inc REIT	12,855,008
Shares		Fair Value
Warehouse/Industry REITS — (continued)
30,571	Rexford Industrial Realty Inc REIT	$ 699,770
		18,167,636
TOTAL COMMON STOCK — 98.90% (Cost $261,691,358)		$299,059,837
Principal Amount
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 0.17%
$ 530,000	International Bank for Reconstruction & Development 0.10%, 10/03/2016	$ 529,997
Repurchase Agreements — 1.47%
221,979	Undivided interest of 0.57% in a repurchase agreement (principal amount/value $38,982,030 with a maturity value of $38,983,654) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 9/30/16 to be repurchased at $221,979 on 10/3/16 collateralized by various U.S. Government Agency securities, 2.14% - 6.00%, 3/1/26 - 9/1/46, with a value of $39,761,671.(c)	221,979
1,054,676	Undivided interest of 0.75% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Citigroup Global Markets Inc, 0.52%, dated 9/30/16 to be repurchased at $1,054,676 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 2/15/20 - 9/9/49, with a value of $142,882,771.(c)	1,054,676
1,054,676	Undivided interest of 0.75% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Daiwa Capital Markets America Inc, 0.52%, dated 9/30/16 to be repurchased at $1,054,676 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 10/13/16 - 9/9/49, with a value of $142,882,772.(c)	1,054,676
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,054,676	Undivided interest of 1.08% in a repurchase agreement (principal amount/value $97,866,782 with a maturity value of $97,870,534) with HSBC Securities (USA) Inc, 0.46%, dated 9/30/16 to be repurchased at $1,054,676 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.13%, 10/3/16 - 7/15/37, with a value of $99,824,451.(c)	$ 1,054,676
1,054,675	Undivided interest of 4.39% in a repurchase agreement (principal amount/value $24,054,462 with a maturity value of $24,055,464) with BNP Paribas Securities Corp, 0.50%, dated 9/30/16 to be repurchased at $1,054,675 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 10/15/16 - 9/9/49, with a value of $24,535,551.(c)	1,054,675
		4,440,682
SHORT TERM INVESTMENTS — 1.64% (Cost $4,970,679)		$ 4,970,679
TOTAL INVESTMENTS — 100.54% (Cost $266,662,037)		$304,030,516
OTHER ASSETS & LIABILITIES, NET — (0.54)%		$ (1,634,776)
TOTAL NET ASSETS — 100.00%		$302,395,740
(a)	All or a portion of the security is on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 30, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
S&P 500® Emini Long Futures	29	USD	3,132,580	December 2016	$28,105
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

September 30, 2016

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 299,059,837	$ —	$ —	$ 299,059,837
Short Term Investments	—	4,970,679	—	4,970,679
Total investments, at fair value:	299,059,837	4,970,679	0	304,030,516
Other Financial Investments:
Futures Contracts(a)	28,105	—	—	28,105
Total Assets	$ 299,087,942	$ 4,970,679	$ 0	$ 304,058,621
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:
Federal tax cost of investments	$273,962,300
Gross unrealized appreciation on investments	42,132,933
Gross unrealized depreciation on investments	(12,064,717)
Net unrealized appreciation on investments	$30,068,216

September 30, 2016

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 31 futures contracts for the reporting period.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.51%
29,373	Air Products & Chemicals Inc	$ 4,415,937
15,966	Albemarle Corp	1,364,933
177,617	Alcoa Inc	1,801,037
31,341	CF Industries Holdings Inc(a)	763,153
151,648	Dow Chemical Co	7,859,916
19,518	Eastman Chemical Co	1,320,978
35,652	Ecolab Inc	4,339,562
117,975	EI du Pont de Nemours & Co	7,900,786
17,156	FMC Corp	829,321
171,820	Freeport-McMoRan Inc	1,865,965
10,795	International Flavors & Fragrances Inc	1,543,361
55,533	International Paper Co	2,664,473
45,874	LyondellBasell Industries NV Class A	3,700,197
59,000	Monsanto Co	6,029,800
47,246	Mosaic Co(a)	1,155,637
71,653	Newmont Mining Corp	2,815,246
42,939	Nucor Corp	2,123,334
35,934	PPG Industries Inc	3,714,138
38,158	Praxair Inc	4,610,631
10,715	Sherwin-Williams Co	2,964,412
		63,782,817
Communications — 13.64%
39,993	Alphabet Inc Class A(b)	32,156,772
40,082	Alphabet Inc Class C(b)	31,155,338
53,373	Amazon.com Inc(b)	44,689,747
834,468	AT&T Inc	33,887,745
56,092	CBS Corp Class B	3,070,476
75,231	CenturyLink Inc	2,063,586
29,490	Charter Communications Inc Class A(b)	7,961,415
679,307	Cisco Systems Inc	21,547,618
326,538	Comcast Corp Class A	21,662,531
20,224	Discovery Communications Inc Class A(b)	544,430
30,415	Discovery Communications Inc Class C(b)	800,219
144,071	eBay Inc(b)	4,739,936
15,356	Expedia Inc	1,792,352
9,021	F5 Networks Inc(b)	1,124,377
315,091	Facebook Inc Class A(b)	40,416,723
151,074	Frontier Communications Corp(a)	628,468
54,348	Interpublic Group of Cos Inc	1,214,678
51,946	Juniper Networks Inc	1,249,821
38,495	Level 3 Communications Inc(b)	1,785,398
22,615	Motorola Solutions Inc	1,725,072
57,846	Netflix Inc(a)(b)	5,700,723
52,111	News Corp Class A	728,512
12,090	News Corp Class B	171,920
32,622	Omnicom Group Inc	2,772,870
6,704	Priceline Group Inc(b)	9,864,869
13,806	Scripps Networks Interactive Inc Class A	876,543
Shares		Fair Value
Communications — (continued)
82,199	Symantec Corp	$ 2,063,195
29,156	Tegna Inc	637,350
105,915	Time Warner Inc	8,431,893
15,437	TripAdvisor Inc(b)	975,310
144,238	Twenty-First Century Fox Inc Class A	3,493,444
66,071	Twenty-First Century Fox Inc Class B	1,634,596
13,343	VeriSign Inc(a)(b)	1,043,956
552,917	Verizon Communications Inc	28,740,626
45,978	Viacom Inc Class B	1,751,762
200,495	Walt Disney Co	18,617,966
118,031	Yahoo! Inc(b)	5,087,136
		346,809,373
Consumer, Cyclical — 9.42%
9,584	Advance Auto Parts Inc	1,429,166
17,000	Alaska Air Group Inc	1,119,620
72,998	American Airlines Group Inc(a)	2,672,457
10,018	AutoNation Inc(b)	487,977
4,068	AutoZone Inc(b)	3,125,607
22,545	Bed Bath & Beyond Inc	971,915
39,553	Best Buy Co Inc	1,510,134
29,402	BorgWarner Inc	1,034,362
25,080	CarMax Inc(a)(b)	1,338,018
60,239	Carnival Corp	2,940,868
4,017	Chipotle Mexican Grill Inc(a)(b)	1,701,199
36,175	Coach Inc	1,322,558
59,165	Costco Wholesale Corp	9,023,254
145,056	CVS Health Corp	12,908,533
15,172	Darden Restaurants Inc	930,347
37,464	Delphi Automotive PLC	2,671,932
101,583	Delta Air Lines Inc	3,998,307
35,159	Dollar General Corp	2,460,778
31,815	Dollar Tree Inc(b)	2,511,158
44,586	DR Horton Inc	1,346,497
39,016	Fastenal Co	1,630,088
18,190	Foot Locker Inc	1,231,827
526,997	Ford Motor Co	6,360,854
31,801	Gap Inc(a)	707,254
189,249	General Motors Co	6,012,441
20,208	Genuine Parts Co	2,029,894
35,519	Goodyear Tire & Rubber Co	1,147,264
52,121	Hanesbrands Inc(a)	1,316,055
24,446	Harley-Davidson Inc(a)	1,285,615
9,317	Harman International Industries Inc	786,821
14,663	Hasbro Inc	1,163,216
168,014	Home Depot Inc	21,620,042
25,930	Kohl's Corp	1,134,438
33,438	L Brands Inc	2,366,407
18,014	Leggett & Platt Inc	821,078
24,771	Lennar Corp Class A	1,048,804
41,322	LKQ Corp(b)	1,465,278
119,676	Lowe's Cos Inc	8,641,804
41,190	Macy's Inc	1,526,090
43,654	Marriott International Inc Class A	2,939,251
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
45,980	Mattel Inc	$ 1,392,274
115,752	McDonald's Corp	13,353,151
23,840	Michael Kors Holdings Ltd(b)	1,115,474
8,606	Mohawk Industries Inc(b)	1,724,126
65,386	Newell Brands Inc	3,443,227
182,895	NIKE Inc Class B	9,629,422
15,588	Nordstrom Inc	808,705
12,922	O'Reilly Automotive Inc(b)	3,619,581
47,333	PACCAR Inc	2,782,234
43,886	PulteGroup Inc	879,475
10,945	PVH Corp	1,209,422
7,902	Ralph Lauren Corp	799,208
54,944	Ross Stores Inc	3,532,899
22,675	Royal Caribbean Cruises Ltd	1,699,491
10,490	Signet Jewelers Ltd	781,820
84,042	Southwest Airlines Co	3,268,393
87,287	Staples Inc	746,304
197,848	Starbucks Corp	10,711,491
77,976	Target Corp	5,355,392
14,481	Tiffany & Co(a)	1,051,755
88,625	TJX Cos Inc	6,627,377
17,985	Tractor Supply Co	1,211,290
7,952	Ulta Salon Cosmetics & Fragrance Inc(b)	1,892,417
24,735	Under Armour Inc Class A(a)(b)	956,750
23,375	Under Armour Inc Class C(b)	791,478
39,796	United Continental Holdings Inc(b)	2,088,096
13,479	Urban Outfitters Inc(b)	465,295
44,292	VF Corp	2,482,567
116,718	Walgreens Boots Alliance Inc	9,409,805
206,256	Wal-Mart Stores Inc	14,875,183
10,052	Whirlpool Corp	1,630,032
7,900	WW Grainger Inc(a)	1,776,236
15,645	Wyndham Worldwide Corp	1,053,378
10,414	Wynn Resorts Ltd(a)	1,014,532
50,241	Yum! Brands Inc	4,562,385
		239,479,873
Consumer, Non-Cyclical — 23.75%
198,422	Abbott Laboratories	8,391,266
220,899	AbbVie Inc	13,932,100
47,352	Aetna Inc	5,466,788
30,256	Alexion Pharmaceuticals Inc(b)	3,707,570
53,848	Allergan PLC(b)	12,401,733
264,233	Altria Group Inc	16,707,453
24,524	AmerisourceBergen Corp	1,981,049
101,458	Amgen Inc	16,924,209
35,514	Anthem Inc	4,450,259
80,256	Archer-Daniels-Midland Co	3,384,396
61,319	Automatic Data Processing Inc	5,408,336
12,416	Avery Dennison Corp	965,841
66,397	Baxter International Inc	3,160,497
28,660	Becton Dickinson & Co	5,151,062
29,585	Biogen Inc(b)	9,260,993
183,257	Boston Scientific Corp(b)	4,361,517
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
225,455	Bristol-Myers Squibb Co	$ 12,156,534
24,740	Brown-Forman Corp Class B	1,173,666
26,375	Campbell Soup Co	1,442,712
43,346	Cardinal Health Inc	3,367,984
104,617	Celgene Corp(b)	10,935,615
22,530	Centene Corp(b)	1,508,609
34,582	Church & Dwight Co Inc	1,657,169
34,644	Cigna Corp	4,514,806
11,939	Cintas Corp	1,344,331
17,469	Clorox Co	2,186,769
525,862	Coca-Cola Co	22,254,480
120,610	Colgate-Palmolive Co	8,942,025
56,533	ConAgra Foods Inc	2,663,270
23,826	Constellation Brands Inc Class A	3,966,791
6,706	Cooper Cos Inc	1,202,118
10,495	Coty Inc Class A	246,633
10,072	CR Bard Inc	2,258,948
82,426	Danaher Corp	6,461,374
22,149	DaVita HealthCare Partners Inc(b)	1,463,384
31,811	Dentsply Sirona Inc	1,890,528
25,780	Dr Pepper Snapple Group Inc	2,353,972
28,399	Edwards Lifesciences Corp(b)	3,423,783
131,193	Eli Lilly & Co	10,529,550
26,565	Endo International PLC(b)	535,285
16,074	Equifax Inc	2,163,239
29,645	Estee Lauder Cos Inc Class A	2,625,361
84,947	Express Scripts Holding Co(b)	5,991,312
80,279	General Mills Inc	5,128,223
179,874	Gilead Sciences Inc	14,231,631
20,419	Global Payments Inc	1,567,362
32,223	H&R Block Inc	745,962
41,427	HCA Holdings Inc(b)	3,133,124
11,265	Henry Schein Inc(b)	1,835,970
19,118	Hershey Co	1,827,681
37,630	Hologic Inc(b)	1,461,173
36,497	Hormel Foods Corp	1,384,331
20,129	Humana Inc	3,560,619
19,881	Illumina Inc(b)	3,611,582
5,140	Intuitive Surgical Inc(b)	3,725,626
16,164	JM Smucker Co	2,190,869
371,498	Johnson & Johnson	43,885,059
34,039	Kellogg Co	2,637,001
48,638	Kimberly-Clark Corp	6,135,197
80,470	Kraft Foods Group Inc	7,202,870
128,284	Kroger Co	3,807,469
13,830	Laboratory Corp of America Holdings(b)	1,901,348
14,756	Mallinckrodt PLC(b)	1,029,674
15,418	McCormick & Co Inc	1,540,567
30,307	McKesson Corp	5,053,692
25,689	Mead Johnson Nutrition Co Class A	2,029,688
187,449	Medtronic PLC	16,195,594
375,470	Merck & Co Inc	23,433,083
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
24,868	Molson Coors Brewing Co Class B	$ 2,730,506
209,619	Mondelez International Inc Class A	9,202,274
18,831	Monster Beverage Corp(b)	2,764,579
23,033	Moody's Corp	2,494,013
61,805	Mylan NV(b)	2,356,007
45,563	Nielsen Holdings NV	2,440,810
11,726	Patterson Cos Inc	538,692
152,249	PayPal Holdings Inc(b)	6,237,642
195,082	PepsiCo Inc	21,219,069
19,150	Perrigo Co PLC	1,768,119
822,754	Pfizer Inc	27,866,678
209,511	Philip Morris International Inc	20,368,659
361,994	Procter & Gamble Co	32,488,962
22,315	Quanta Services Inc(b)	624,597
19,587	Quest Diagnostics Inc	1,657,648
10,534	Regeneron Pharmaceuticals Inc(b)	4,234,879
111,809	Reynolds American Inc	5,271,794
18,510	Robert Half International Inc	700,789
35,489	S&P Global Inc	4,491,488
38,394	St Jude Medical Inc	3,062,305
42,428	Stryker Corp	4,939,043
69,963	Sysco Corp	3,428,887
53,147	Thermo Fisher Scientific Inc	8,453,562
22,814	Total System Services Inc	1,075,680
40,590	Tyson Foods Inc Class A	3,030,855
12,883	United Rentals Inc(b)	1,011,187
129,184	UnitedHealth Group Inc	18,085,760
12,219	Universal Health Services Inc Class B	1,505,625
13,196	Varian Medical Systems Inc(b)	1,313,398
20,320	Verisk Analytics Inc Class A(b)	1,651,610
33,407	Vertex Pharmaceuticals Inc(b)	2,913,424
70,110	Western Union Co(a)	1,459,690
43,124	Whole Foods Market Inc	1,222,565
27,302	Zimmer Biomet Holdings Inc	3,549,806
67,149	Zoetis Inc	3,492,419
		603,823,733
Diversified — 0.03%
45,021	Leucadia National Corp	857,200
Energy — 7.27%
74,086	Anadarko Petroleum Corp	4,694,089
51,124	Apache Corp	3,265,290
59,144	Baker Hughes Inc	2,984,998
62,802	Cabot Oil & Gas Corp	1,620,292
79,372	Chesapeake Energy Corp(a)(b)	497,662
255,892	Chevron Corp	26,336,405
12,632	Cimarex Energy Co	1,697,362
18,851	Concho Resources Inc(b)	2,589,185
167,255	ConocoPhillips	7,270,575
Shares		Fair Value
Energy — (continued)
70,330	Devon Energy Corp	$ 3,102,256
74,320	EOG Resources Inc	7,187,487
22,794	EQT Corp	1,655,300
562,461	Exxon Mobil Corp	49,091,596
10,357	First Solar Inc(a)(b)	408,998
30,235	FMC Technologies Inc(b)	897,072
116,051	Halliburton Co	5,208,369
13,997	Helmerich & Payne Inc(a)	941,998
37,064	Hess Corp	1,987,372
260,405	Kinder Morgan Inc	6,023,168
114,778	Marathon Oil Corp	1,814,640
71,953	Marathon Petroleum Corp	2,920,572
22,084	Murphy Oil Corp	671,354
50,701	National Oilwell Varco Inc(a)	1,862,755
26,185	Newfield Exploration Co(b)	1,138,000
57,998	Noble Energy Inc	2,072,848
103,150	Occidental Petroleum Corp	7,521,698
28,481	ONEOK Inc	1,463,639
61,676	Phillips 66	4,968,002
23,006	Pioneer Natural Resources Co	4,271,064
22,926	Range Resources Corp	888,382
188,967	Schlumberger Ltd	14,860,365
63,927	Southwestern Energy Co(b)	884,750
95,099	Spectra Energy Corp	4,065,482
16,873	Tesoro Corp	1,342,416
46,364	Transocean Ltd(a)(b)	494,240
64,057	Valero Energy Corp	3,395,021
92,248	Williams Cos Inc	2,834,781
		184,929,483
Financial — 16.95%
7,191	Affiliated Managers Group Inc(b)	1,040,538
55,720	Aflac Inc	4,004,596
8,214	Alliance Data Systems Corp(b)	1,762,149
50,202	Allstate Corp	3,472,974
105,255	American Express Co	6,740,530
137,965	American International Group Inc	8,186,843
57,341	American Tower Corp REIT	6,498,455
22,206	Ameriprise Financial Inc	2,215,493
35,354	Aon PLC	3,976,971
21,281	Apartment Investment & Management Co REIT Class A	977,011
24,932	Arthur J Gallagher & Co	1,268,291
9,090	Assurant Inc	838,552
18,525	AvalonBay Communities Inc REIT	3,294,486
1,387,310	Bank of America Corp	21,711,402
144,665	Bank of New York Mellon Corp	5,769,240
110,865	BB&T Corp	4,181,828
256,680	Berkshire Hathaway Inc Class B(b)	37,082,560
16,549	BlackRock Inc Class A	5,998,351
20,747	Boston Properties Inc REIT	2,827,609
68,457	Capital One Financial Corp	4,917,266
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
41,286	CBRE Group Inc Class A(b)	$ 1,155,182
162,440	Charles Schwab Corp	5,128,231
62,732	Chubb Ltd	7,882,276
19,978	Cincinnati Financial Corp	1,506,741
394,091	Citigroup Inc	18,612,918
69,526	Citizens Financial Group Inc	1,717,987
45,736	CME Group Inc	4,780,327
23,921	Comerica Inc	1,131,942
45,501	Crown Castle International Corp REIT	4,286,649
19,531	Digital Realty Trust Inc REIT	1,896,851
54,969	Discover Financial Services	3,108,497
37,411	E*TRADE Financial Corp(b)	1,089,408
9,657	Equinix Inc REIT	3,478,934
49,364	Equity Residential REIT	3,175,586
8,725	Essex Property Trust Inc REIT	1,943,057
16,911	Extra Space Storage Inc REIT	1,342,902
9,576	Federal Realty Investment Trust REIT	1,474,034
102,811	Fifth Third Bancorp	2,103,513
47,669	Franklin Resources Inc	1,695,586
77,267	General Growth Properties Inc REIT	2,132,569
51,148	Goldman Sachs Group Inc	8,248,638
52,256	Hartford Financial Services Group Inc	2,237,602
62,992	HCP Inc REIT	2,390,546
100,931	Host Hotels & Resorts Inc REIT	1,571,496
147,362	Huntington Bancshares Inc	1,452,989
16,078	Intercontinental Exchange Inc	4,330,770
57,000	Invesco Ltd	1,782,390
31,955	Iron Mountain Inc REIT	1,199,271
489,935	JPMorgan Chase & Co	32,624,772
148,270	KeyCorp	1,804,446
56,677	Kimco Realty Corp REIT	1,640,799
13,527	Legg Mason Inc	452,884
32,427	Lincoln National Corp	1,523,420
37,496	Loews Corp	1,542,960
21,984	M&T Bank Corp	2,552,342
16,365	Macerich Co REIT	1,323,438
70,397	Marsh & McLennan Cos Inc	4,734,198
131,115	MasterCard Inc Class A	13,343,574
148,385	MetLife Inc	6,592,746
199,677	Morgan Stanley	6,401,645
15,553	NASDAQ OMX Group Inc	1,050,450
45,072	Navient Corp	652,192
28,815	Northern Trust Corp	1,959,132
43,162	People's United Financial Inc	682,823
67,674	PNC Financial Services Group Inc	6,096,751
36,519	Principal Financial Group Inc(a)	1,881,094
78,739	Progressive Corp	2,480,278
70,218	Prologis Inc REIT	3,759,472
59,967	Prudential Financial Inc	4,896,306
20,379	Public Storage REIT	4,547,370
34,408	Realty Income Corp REIT	2,302,927
Shares		Fair Value
Financial — (continued)
180,217	Regions Financial Corp	$ 1,778,742
42,622	Simon Property Group Inc REIT	8,823,180
13,538	SL Green Realty Corp REIT	1,463,458
49,728	State Street Corp	3,462,561
66,553	SunTrust Banks Inc	2,915,021
107,460	Synchrony Financial	3,008,880
33,403	T Rowe Price Group Inc	2,221,299
15,596	Torchmark Corp	996,428
39,141	Travelers Cos Inc Class A	4,483,602
36,079	UDR Inc REIT	1,298,483
31,391	Unum Group	1,108,416
219,176	US Bancorp	9,400,459
47,658	Ventas Inc REIT	3,366,085
257,259	Visa Inc Class A	21,275,319
23,907	Vornado Realty Trust REIT	2,419,627
615,947	Wells Fargo & Co	27,274,133
48,215	Welltower Inc REIT	3,605,036
100,184	Weyerhaeuser Co REIT	3,199,877
17,602	Willis Towers Watson PLC	2,337,018
37,298	XL Group Ltd	1,254,332
27,636	Zions Bancorporation	857,269
		431,017,281
Industrial — 9.84%
81,915	3M Co	14,435,881
5,794	Acuity Brands Inc	1,533,092
43,199	Agilent Technologies Inc	2,034,241
12,930	Allegion PLC	891,006
31,199	AMETEK Inc	1,490,688
40,970	Amphenol Corp Class A	2,659,772
24,116	Ball Corp	1,976,306
78,694	Boeing Co	10,367,148
78,857	Caterpillar Inc	7,000,136
19,282	CH Robinson Worldwide Inc	1,358,610
140,644	Corning Inc	3,326,231
130,457	CSX Corp	3,978,939
21,700	Cummins Inc	2,780,855
39,745	Deere & Co(a)	3,392,236
21,885	Dover Corp	1,611,611
61,873	Eaton Corp PLC	4,065,675
87,398	Emerson Electric Co	4,764,065
24,180	Expeditors International of Washington Inc	1,245,754
33,090	FedEx Corp	5,780,161
18,582	FLIR Systems Inc	583,846
18,360	Flowserve Corp(a)	885,686
18,466	Fluor Corp	947,675
40,461	Fortive Corp	2,059,465
20,844	Fortune Brands Home & Security Inc	1,211,036
15,513	Garmin Ltd	746,330
38,798	General Dynamics Corp	6,019,898
1,215,522	General Electric Co	36,003,762
16,699	Harris Corp	1,529,795
102,930	Honeywell International Inc	12,000,609
43,682	Illinois Tool Works Inc	5,234,851
34,773	Ingersoll-Rand PLC	2,362,478
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Industrial — (continued)
16,773	Jacobs Engineering Group Inc(b)	$ 867,500
12,032	JB Hunt Transport Services Inc	976,277
127,834	Johnson Controls International PLC	5,948,116
14,191	Kansas City Southern	1,324,304
10,321	L-3 Communications Holdings Inc	1,555,684
34,242	Lockheed Martin Corp	8,208,492
8,648	Martin Marietta Materials Inc	1,548,943
44,560	Masco Corp	1,528,854
3,622	Mettler-Toledo International Inc(b)	1,520,624
39,861	Norfolk Southern Corp	3,868,909
24,164	Northrop Grumman Corp	5,169,888
20,916	Owens-Illinois Inc(b)	384,645
18,257	Parker-Hannifin Corp	2,291,801
23,543	Pentair PLC	1,512,402
14,457	PerkinElmer Inc	811,182
40,110	Raytheon Co	5,460,174
33,117	Republic Services Inc	1,670,753
17,833	Rockwell Automation Inc	2,181,689
17,584	Rockwell Collins Inc	1,483,035
13,668	Roper Technologies Inc	2,494,000
6,599	Ryder System Inc	435,204
27,320	Sealed Air Corp	1,251,802
7,853	Snap-on Inc	1,193,342
20,573	Stanley Black & Decker Inc	2,530,068
11,468	Stericycle Inc(b)	919,046
49,100	TE Connectivity Ltd(a)	3,161,058
34,883	Textron Inc	1,386,599
7,023	TransDigm Group Inc(a)(b)	2,030,490
113,589	Union Pacific Corp	11,078,335
93,251	United Parcel Service Inc Class B	10,197,929
105,114	United Technologies Corp	10,679,582
17,988	Vulcan Materials Co	2,045,775
55,365	Waste Management Inc	3,530,072
11,148	Waters Corp(b)	1,766,847
34,065	Westrock Co	1,651,471
24,162	Xylem Inc	1,267,297
		250,210,027
Technology — 13.26%
84,248	Accenture PLC Class A	10,292,578
92,528	Activision Blizzard Inc	4,098,990
67,558	Adobe Systems Inc(b)	7,332,745
23,176	Akamai Technologies Inc(b)	1,228,096
40,711	Analog Devices Inc	2,623,824
730,900	Apple Inc	82,628,245
145,701	Applied Materials Inc	4,392,885
26,486	Autodesk Inc(b)	1,915,732
53,597	Broadcom Ltd	9,246,554
39,701	CA Inc	1,313,309
40,638	Cerner Corp(b)	2,509,397
21,416	Citrix Systems Inc(b)	1,825,072
81,828	Cognizant Technology Solutions Corp Class A(b)	3,904,014
18,926	CSRA Inc	509,109
Shares		Fair Value
Technology — (continued)
4,829	Dun & Bradstreet Corp	$ 659,738
40,735	Electronic Arts Inc(b)	3,478,769
44,467	Fidelity National Information Services Inc	3,425,293
29,581	Fiserv Inc(b)	2,942,422
221,726	Hewlett Packard Enterprise Co	5,044,267
228,585	HP Inc	3,549,925
641,723	Intel Corp	24,225,043
117,984	International Business Machines Corp	18,741,758
34,149	Intuit Inc	3,756,732
21,883	KLA-Tencor Corp	1,525,464
21,555	Lam Research Corp(a)	2,041,474
32,292	Linear Technology Corp	1,914,593
29,013	Microchip Technology Inc	1,802,868
140,319	Micron Technology Inc(b)	2,494,872
1,056,995	Microsoft Corp	60,882,912
37,799	NetApp Inc	1,353,960
72,569	NVIDIA Corp(a)	4,972,428
408,227	Oracle Corp	16,035,157
43,287	Paychex Inc	2,505,019
25,217	Pitney Bowes Inc	457,941
17,213	Qorvo Inc(b)	959,453
198,391	QUALCOMM Inc	13,589,784
24,128	Red Hat Inc(b)	1,950,266
86,012	Salesforce.com Inc(b)	6,135,236
40,005	Seagate Technology PLC(a)	1,542,193
25,693	Skyworks Solutions Inc(a)	1,956,265
18,315	Teradata Corp(b)	567,765
135,630	Texas Instruments Inc	9,518,513
38,558	Western Digital Corp	2,254,486
115,455	Xerox Corp	1,169,559
34,704	Xilinx Inc	1,885,815
		337,160,520
Utilities — 3.27%
89,692	AES Corp	1,152,542
31,391	Alliant Energy Corp	1,202,589
32,770	Ameren Corp	1,611,629
66,356	American Electric Power Co Inc	4,260,719
23,666	American Water Works Co Inc	1,771,163
59,386	CenterPoint Energy Inc	1,379,537
37,702	CMS Energy Corp	1,583,861
41,079	Consolidated Edison Inc	3,093,249
84,880	Dominion Resources Inc	6,304,038
24,043	DTE Energy Co	2,252,108
93,043	Duke Energy Corp	7,447,162
44,004	Edison International	3,179,289
24,141	Entergy Corp	1,852,339
42,491	Eversource Energy	2,302,162
123,933	Exelon Corp	4,125,730
56,628	FirstEnergy Corp	1,873,254
63,355	NextEra Energy Inc	7,749,583
43,688	NiSource Inc	1,053,318
43,514	NRG Energy Inc	487,792
66,995	PG&E Corp	4,098,084
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Utilities — (continued)
14,512	Pinnacle West Capital Corp	$ 1,102,767
91,427	PPL Corp	3,160,631
68,421	Public Service Enterprise Group Inc	2,864,787
19,302	SCANA Corp	1,396,886
33,883	Sempra Energy	3,631,919
132,754	Southern Co	6,810,280
42,631	WEC Energy Group Inc	2,552,744
68,604	Xcel Energy Inc	2,822,368
		83,122,530
TOTAL COMMON STOCK — 99.94% (Cost $1,730,481,791)		$ 2,541,192,837
Principal Amount
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 0.32%
$ 8,080,000	International Bank for Reconstruction & Development 0.10%, 10/03/2016	$ 8,079,955
Repurchase Agreements — 1.69%
10,260,802	Undivided interest of 24.07% in a repurchase agreement (principal amount/value $42,638,707 with a maturity value of $42,640,413) with BNP Paribas Securities Corp, 0.48%, dated 9/30/16 to be repurchased at $10,260,802 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.25%, 10/14/16 - 9/9/49, with a value of $43,491,481.(c)	10,260,802
2,062,421	Undivided interest of 5.29% in a repurchase agreement (principal amount/value $38,982,030 with a maturity value of $38,983,654) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 9/30/16 to be repurchased at $2,062,421 on 10/3/16 collateralized by various U.S. Government Agency securities, 2.14% - 6.00%, 3/1/26 - 9/1/46, with a value of $39,761,671.(c)	2,062,421
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$10,216,823	Undivided interest of 7.30% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Citigroup Global Markets Inc, 0.52%, dated 9/30/16 to be repurchased at $10,216,823 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 2/15/20 - 9/9/49, with a value of $142,882,771.(c)
		$ 10,216,823
10,216,823	Undivided interest of 7.30% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Daiwa Capital Markets America Inc, 0.52%, dated 9/30/16 to be repurchased at $10,216,823 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 10/13/16 - 9/9/49, with a value of $142,882,772.(c)	10,216,823
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$10,260,801	Undivided interest of 9.89% in a repurchase agreement (principal amount/value $103,823,677 with a maturity value of $103,827,743) with Scotia Capital (USA) Inc, 0.47%, dated 9/30/16 to be repurchased at $10,260,801 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 5.50%, 2/1/21 - 8/1/46, with a value of $105,904,298.(c)
$ 10,260,801
43,017,670
SHORT TERM INVESTMENTS — 2.01% (Cost $51,097,625)	$ 51,097,625
TOTAL INVESTMENTS — 101.95% (Cost $1,781,579,416)	$ 2,592,290,462
OTHER ASSETS & LIABILITIES, NET — (1.95)%	$ (49,490,768)
TOTAL NET ASSETS — 100.00%	$ 2,542,799,694
(a)	All or a portion of the security is on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 30, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
S&P 500® Emini Long Futures	131	USD	14,150,620	December 2016	$151,920
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 30, 2016

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 2,541,192,837	$ —	$ —	$ 2,541,192,837
Short Term Investments	—	51,097,625	—	51,097,625
Total investments, at fair value:	2,541,192,837	51,097,625	0	2,592,290,462
Other Financial Investments:
Futures Contracts(a)	151,920	—	—	151,920
Total Assets	$ 2,541,344,757	$ 51,097,625	$ 0	$ 2,592,442,382
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:
Federal tax cost of investments	$1,792,827,108
Gross unrealized appreciation on investments	896,495,747
Gross unrealized depreciation on investments	(97,032,393)
Net unrealized appreciation on investments	$799,463,354

September 30, 2016

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 480 futures contracts for the reporting period.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.81%
50,038	Allegheny Technologies Inc(a)	$ 904,187
29,162	Ashland Global Holdings Inc	3,381,334
29,526	Cabot Corp	1,547,458
21,475	Carpenter Technology Corp	886,058
53,611	Commercial Metals Co	867,962
16,003	Compass Minerals International Inc(a)	1,179,421
28,720	Domtar Corp	1,066,374
16,285	Minerals Technologies Inc	1,151,187
4,321	NewMarket Corp	1,855,092
76,699	Olin Corp	1,573,863
38,678	PolyOne Corp	1,307,703
33,988	Reliance Steel & Aluminum Co	2,448,156
30,682	Royal Gold Inc	2,375,707
62,423	RPM International Inc	3,353,364
20,885	Sensient Technologies Corp	1,583,083
114,452	Steel Dynamics Inc	2,860,155
77,485	United States Steel Corp(a)	1,461,367
34,267	Valspar Corp	3,634,701
20,611	Worthington Industries Inc	989,946
		34,427,118
Communications — 2.81%
28,016	AMC Networks Inc Class A(b)	1,452,910
89,159	ARRIS International PLC(b)	2,525,874
2,193	Cable One Inc	1,280,712
64,583	Ciena Corp(b)	1,407,909
21,762	Comscore Inc(b)	667,223
19,009	FactSet Research Systems Inc	3,081,359
15,911	InterDigital Inc	1,260,151
20,921	John Wiley & Sons Inc Class A	1,079,733
17,085	Meredith Corp	888,249
24,376	NeuStar Inc Class A(b)	648,158
56,429	New York Times Co Class A	674,327
15,874	Plantronics Inc	824,813
43,501	Telephone & Data Systems Inc(a)	1,182,357
47,892	Time Inc	693,476
21,211	ViaSat Inc(b)	1,583,401
18,181	WebMD Health Corp(a)(b)	903,596
		20,154,248
Consumer, Cyclical — 11.85%
31,456	Abercrombie & Fitch Co Class A	499,836
79,514	American Eagle Outfitters Inc(a)	1,420,120
77,383	Ascena Retail Group Inc(a)(b)	432,571
20,421	Big Lots Inc(a)	975,103
26,176	Brinker International Inc(a)	1,320,056
42,682	Brunswick Corp	2,082,028
8,556	Buffalo Wild Wings Inc(a)(b)	1,204,171
24,011	Cabela's Inc Class A(b)	1,318,924
35,330	CalAtlantic Group Inc(a)	1,181,435
23,408	Carter's Inc	2,029,708
Shares		Fair Value
Consumer, Cyclical — (continued)
18,349	Casey's General Stores Inc	$ 2,204,632
20,535	Cheesecake Factory Inc	1,027,982
60,857	Chico's FAS Inc	724,198
5,656	Churchill Downs Inc	827,756
49,675	Cinemark Holdings Inc	1,901,559
45,521	Copart Inc(a)(b)	2,438,105
11,250	Cracker Barrel Old Country Store Inc(a)	1,487,475
35,627	CST Brands Inc	1,713,302
68,467	Dana Holding Corp	1,067,401
14,737	Deckers Outdoor Corp(b)	877,588
41,291	Dick's Sporting Goods Inc	2,342,026
22,565	Domino's Pizza Inc	3,426,495
43,061	Dunkin' Brands Group Inc(a)	2,242,617
18,719	Fossil Group Inc(a)(b)	519,827
47,978	GameStop Corp Class A(a)	1,323,713
30,249	Guess? Inc	441,938
28,019	Herman Miller Inc	801,343
20,678	HNI Corp	822,984
14,962	HSN Inc	595,488
69,714	Ingram Micro Inc Class A	2,486,001
11,927	International Speedway Corp Class A	398,600
15,389	Jack in the Box Inc	1,476,421
142,165	JC Penney Co Inc(a)(b)	1,310,761
151,378	JetBlue Airways Corp(b)	2,609,757
59,456	Kate Spade & Co(b)	1,018,481
38,184	KB Home	615,526
20,751	MSC Industrial Direct Co Inc Class A(a)	1,523,331
1,694	NVR Inc(b)	2,777,940
254,341	Office Depot Inc	907,997
10,411	Panera Bread Co Class A(a)(b)	2,027,230
28,242	Polaris Industries Inc(a)	2,187,061
19,768	Pool Corp	1,868,471
17,555	Restoration Hardware Holdings Inc(a)(b)	607,052
68,000	Sally Beauty Holdings Inc(b)	1,746,240
20,831	Scotts Miracle-Gro Co Class A	1,734,597
62,451	Skechers U.S.A. Inc Class A(b)	1,430,128
23,763	Tempur Sealy International Inc(a)(b)	1,348,313
29,816	Texas Roadhouse Inc	1,163,718
22,332	Thor Industries Inc	1,891,520
71,068	Toll Brothers Inc(b)	2,122,091
51,720	Toro Co	2,422,565
68,282	Tri Pointe Group Inc(b)	899,957
23,933	Tupperware Brands Corp(a)	1,564,500
28,878	Vista Outdoor Inc(b)	1,151,077
12,119	Watsco Inc	1,707,567
98,129	Wendy's Co	1,059,793
38,695	Williams-Sonoma Inc(a)	1,976,541
33,339	World Fuel Services Corp	1,542,262
		84,825,879
Consumer, Non-Cyclical — 15.38%
30,301	Aaron's Inc(a)	770,251
18,474	ABIOMED Inc(b)	2,375,387
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
41,405	Akorn Inc(b)	$ 1,128,700
35,184	Align Technology Inc(b)	3,298,500
25,405	Amsurg Corp(a)(b)	1,703,405
44,470	Avis Budget Group Inc(b)	1,521,319
201,035	Avon Products Inc	1,137,858
9,846	Bio-Rad Laboratories Inc Class A(b)	1,612,873
17,487	Bio-Techne Corp	1,914,826
4,235	Boston Beer Co Inc Class A(b)	657,526
58,495	Catalent Inc(a)(b)	1,511,511
14,974	CEB Inc	815,634
22,169	Charles River Laboratories International Inc(b)	1,847,564
51,779	Community Health Systems Inc(a)(b)	597,530
41,752	CoreLogic Inc(b)	1,637,513
43,329	Dean Foods Co(a)	710,596
23,096	Deluxe Corp	1,543,275
27,152	DeVry Education Group Inc(a)	626,125
27,892	Edgewell Personal Care Co(b)	2,217,972
85,971	Flowers Foods Inc(a)	1,299,882
19,723	FTI Consulting Inc(b)	878,857
38,766	Gartner Inc Class A(b)	3,428,853
2,175	Graham Holdings Co Class B	1,046,980
48,609	Hain Celestial Group Inc(b)	1,729,508
21,459	Halyard Health Inc(b)	743,769
13,183	Helen of Troy Ltd(b)	1,135,979
27,856	Hill-Rom Holdings Inc	1,726,515
42,070	IDEXX Laboratories Inc(b)	4,742,551
33,826	Ingredion Inc	4,500,888
8,909	Lancaster Colony Corp	1,176,790
20,023	LifePoint Health Inc(b)	1,185,962
20,652	LivaNova PLC(b)	1,241,392
61,725	Live Nation Entertainment Inc(b)	1,696,203
32,045	ManpowerGroup Inc	2,315,572
17,651	MarketAxess Holdings Inc	2,922,829
43,027	MEDNAX Inc(a)(b)	2,850,539
19,604	Molina Healthcare Inc(b)	1,143,305
23,621	NuVasive Inc(b)	1,574,576
29,180	Owens & Minor Inc	1,013,421
24,610	PAREXEL International Corp(b)	1,709,164
30,219	Post Holdings Inc(a)(b)	2,332,000
24,932	Prestige Brands Holdings Inc(b)	1,203,468
65,978	ResMed Inc(a)	4,274,715
44,914	Rollins Inc	1,315,082
91,032	Service Corp International	2,415,989
39,982	Snyder's-Lance Inc	1,342,596
23,011	Sotheby's (a)	874,878
66,635	Sprouts Farmers Market Inc(b)	1,376,013
40,411	STERIS Corp	2,954,044
20,485	Teleflex Inc(a)	3,442,504
37,227	Tenet Healthcare Corp(a)(b)	843,564
8,357	Tootsie Roll Industries Inc(a)	307,788
26,517	TreeHouse Foods Inc(a)(b)	2,312,017
23,589	United Natural Foods Inc(b)	944,504
20,326	United Therapeutics Corp(a)(b)	2,400,094
37,978	VCA Inc(b)	2,657,700
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
20,794	WellCare Health Plans Inc(b)	$ 2,434,769
34,339	West Pharmaceutical Services Inc	2,558,255
18,206	WEX Inc(b)	1,967,887
83,132	WhiteWave Foods Co Class A(b)	4,524,875
		110,174,642
Energy — 3.97%
82,609	CONSOL Energy Inc(a)	1,586,093
189,198	Denbury Resources Inc(a)(b)	611,110
30,268	Diamond Offshore Drilling Inc	533,019
17,397	Dril-Quip Inc(b)	969,709
45,612	Energen Corp	2,632,725
138,667	Ensco PLC Class A	1,178,670
59,014	Gulfport Energy Corp(b)	1,667,145
82,657	HollyFrontier Corp	2,025,096
17,186	Murphy USA Inc(b)	1,226,393
133,405	Nabors Industries Ltd	1,622,205
111,450	Noble Corp PLC	706,593
49,576	NOW Inc(b)	1,062,414
46,248	Oceaneering International Inc	1,272,282
24,314	Oil States International Inc(b)	767,593
69,527	Patterson-UTI Energy Inc	1,555,319
111,255	QEP Resources Inc	2,172,810
57,609	Rowan Cos PLC Class A	873,352
40,619	SM Energy Co	1,567,081
70,663	Superior Energy Services Inc	1,264,868
37,714	Western Refining Inc	997,912
161,011	WPX Energy Inc(b)	2,123,735
		28,416,124
Financial — 25.32%
21,581	Alexander & Baldwin Inc	829,142
36,586	Alexandria Real Estate Equities Inc REIT	3,979,459
7,255	Alleghany Corp(b)	3,809,020
61,293	American Campus Communities Inc REIT	3,117,975
34,130	American Financial Group Inc	2,559,750
27,952	Aspen Insurance Holdings Ltd	1,302,284
69,643	Associated Banc-Corp	1,364,306
39,706	BancorpSouth Inc	921,179
19,758	Bank of Hawaii Corp(a)	1,434,826
42,523	Bank of the Ozarks Inc	1,632,883
53,608	Brown & Brown Inc	2,021,558
40,881	Camden Property Trust REIT	3,423,375
39,105	Care Capital Properties Inc	1,114,492
34,176	Cathay General Bancorp	1,051,937
38,247	CBOE Holdings Inc	2,480,318
32,790	Chemical Financial Corp	1,447,023
82,321	CNO Financial Group Inc	1,257,042
39,029	Commerce Bancshares Inc	1,922,569
63,006	Communications Sales & Leasing Inc REIT(b)	1,979,018
44,739	Corporate Office Properties Trust REIT	1,268,351
55,202	Corrections Corp of America REIT	765,652
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
25,687	Cullen/Frost Bankers Inc(a)	$ 1,847,923
41,607	DCT Industrial Trust Inc REIT	2,020,020
67,093	Douglas Emmett Inc REIT	2,457,617
164,014	Duke Realty Corp REIT	4,482,503
67,712	East West Bancorp Inc	2,485,707
52,586	Eaton Vance Corp	2,053,483
34,249	Education Realty Trust Inc REIT	1,477,502
30,020	Endurance Specialty Holdings Ltd	1,964,809
29,885	EPR Properties REIT	2,353,145
42,220	Equity One Inc REIT	1,292,354
19,587	Everest Re Group Ltd	3,720,942
43,318	Federated Investors Inc Class B	1,283,512
51,489	First American Financial Corp	2,022,488
108,978	First Horizon National Corp	1,659,735
54,906	First Industrial Realty Trust Inc REIT	1,549,447
96,004	FNB Corp	1,180,849
79,584	Fulton Financial Corp	1,155,560
229,325	Genworth Financial Inc Class A(a)(b)	1,137,452
36,624	Hancock Holding Co	1,187,716
20,183	Hanover Insurance Group Inc	1,522,202
53,388	Healthcare Realty Trust Inc REIT	1,818,395
45,772	Highwoods Properties Inc REIT	2,385,637
76,227	Hospitality Properties Trust REIT	2,265,466
26,113	International Bancshares Corp	777,645
67,355	Janus Capital Group Inc	943,644
21,200	Jones Lang LaSalle Inc	2,412,348
22,713	Kemper Corp	893,075
43,314	Kilroy Realty Corp REIT	3,003,826
38,770	Lamar Advertising Co REIT Class A	2,532,069
52,482	LaSalle Hotel Properties REIT	1,252,745
68,898	Liberty Property Trust REIT	2,780,034
21,777	Life Storage Inc	1,936,846
41,344	Mack-Cali Realty Corp REIT	1,125,384
33,482	MB Financial Inc	1,273,655
137,791	Medical Properties Trust Inc REIT	2,035,173
17,029	Mercury General Corp	934,041
35,482	Mid-America Apartment Communities Inc REIT	3,334,953
68,738	National Retail Properties Inc REIT	3,495,327
228,845	New York Community Bancorp Inc(a)	3,256,464
114,571	Old Republic International Corp(a)	2,018,741
90,453	Omega Healthcare Investors Inc REIT(a)	3,206,559
56,304	PacWest Bancorp	2,416,005
25,270	Post Properties Inc REIT	1,671,105
18,733	Potlatch Corp REIT	728,526
21,651	Primerica Inc(a)	1,148,153
36,831	PrivateBancorp Inc	1,691,279
Shares		Fair Value
Financial — (continued)
32,489	Prosperity Bancshares Inc	$ 1,783,321
59,189	Raymond James Financial Inc	3,445,392
57,872	Rayonier Inc REIT	1,535,923
48,859	Regency Centers Corp REIT	3,786,084
30,105	Reinsurance Group of America Inc	3,249,534
19,269	RenaissanceRe Holdings Ltd	2,315,363
63,911	SEI Investments Co	2,914,981
111,586	Senior Housing Properties Trust REIT	2,534,118
25,225	Signature Bank(b)	2,987,901
202,580	SLM Corp(b)	1,513,273
30,591	Stifel Financial Corp(b)	1,176,224
24,343	SVB Financial Group(b)	2,690,875
57,903	Synovus Financial Corp	1,883,585
44,659	Tanger Factory Outlet Centers Inc REIT	1,739,915
28,355	Taubman Centers Inc REIT	2,109,896
78,207	TCF Financial Corp	1,134,784
31,951	Trustmark Corp	880,570
103,698	Umpqua Holdings Corp	1,560,655
43,050	Urban Edge Properties REIT	1,211,427
118,992	Valley National Bancorp	1,157,792
38,290	Waddell & Reed Financial Inc Class A(a)	695,346
42,749	Washington Federal Inc	1,140,543
87,574	Washington Prime Group Inc	1,084,166
43,178	Webster Financial Corp	1,641,196
54,246	Weingarten Realty Investors REIT	2,114,509
51,514	WisdomTree Investments Inc(a)	530,079
46,088	WR Berkley Corp	2,662,043
		181,353,715
Industrial — 17.00%
72,066	AECOM (b)	2,142,522
31,861	AGCO Corp	1,571,384
34,974	AO Smith Corp	3,455,081
29,677	AptarGroup Inc	2,297,297
43,059	Arrow Electronics Inc(b)	2,754,484
59,556	Avnet Inc	2,445,369
48,024	B/E Aerospace Inc	2,480,920
19,530	Belden Inc	1,347,375
44,493	Bemis Co Inc	2,269,588
30,163	Carlisle Cos Inc	3,093,819
22,345	CLARCOR Inc	1,452,425
24,028	Clean Harbors Inc(b)	1,152,863
39,965	Cognex Corp	2,112,550
23,426	Crane Co	1,476,072
46,587	Cree Inc(a)(b)	1,198,218
20,920	Curtiss-Wright Corp	1,906,021
62,250	Donaldson Co Inc(a)	2,323,792
14,728	Dycom Industries Inc(b)	1,204,456
22,774	Eagle Materials Inc	1,760,430
28,430	EMCOR Group Inc	1,694,997
28,750	Energizer Holdings Inc	1,436,350
20,325	EnerSys	1,406,287
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Industrial — (continued)
13,598	Esterline Technologies Corp(b)	$ 1,033,992
19,313	GATX Corp(a)	860,394
26,857	Genesee & Wyoming Inc Class A(b)	1,851,790
135,721	Gentex Corp	2,383,261
26,133	Graco Inc	1,933,842
18,468	Granite Construction Inc	918,598
12,322	Greif Inc Class A	611,048
24,063	Hubbell Inc	2,592,548
21,878	Huntington Ingalls Industries Inc Class A	3,356,523
35,665	IDEX Corp	3,337,174
42,337	ITT Inc	1,517,358
89,838	Jabil Circuit Inc	1,960,265
46,281	Joy Global Inc	1,283,835
67,191	KBR Inc	1,016,600
37,651	Kennametal Inc	1,092,632
79,989	Keysight Technologies Inc(b)	2,534,851
25,319	Kirby Corp(b)	1,573,829
24,751	KLX Inc(b)	871,235
40,233	Knowles Corp(a)(b)	565,274
19,722	Landstar System Inc	1,342,674
18,236	Lennox International Inc(a)	2,863,599
29,524	Lincoln Electric Holdings Inc	1,848,793
66,471	Louisiana-Pacific Corp(b)	1,251,649
14,607	MSA Safety Inc	847,790
49,312	National Instruments Corp	1,400,461
24,871	Nordson Corp	2,477,898
32,205	Old Dominion Freight Line Inc(b)	2,209,585
27,516	Orbital ATK Inc	2,097,545
34,475	Oshkosh Corp	1,930,600
44,222	Packaging Corp of America	3,593,480
20,475	Regal Beloit Corp	1,218,058
19,230	Silgan Holdings Inc	972,846
47,345	Sonoco Products Co	2,501,236
16,644	Tech Data Corp(b)	1,409,913
16,229	Teledyne Technologies Inc(b)	1,751,596
51,847	Terex Corp	1,317,432
32,439	Timken Co	1,139,906
116,514	Trimble Navigation Ltd(b)	3,327,640
70,066	Trinity Industries Inc	1,694,196
23,312	Triumph Group Inc	649,939
10,595	Valmont Industries Inc	1,425,769
64,065	Vishay Intertechnology Inc(a)	902,676
42,340	Wabtec Corp(a)	3,457,061
20,594	Werner Enterprises Inc(a)	479,222
25,543	Woodward Inc	1,595,927
24,710	Zebra Technologies Corp Class A(b)	1,720,063
		121,704,903
Technology — 12.47%
48,910	3D Systems Corp(a)(b)	877,935
54,580	ACI Worldwide Inc(b)	1,057,760
35,934	Acxiom Corp(b)	957,641
343,407	Advanced Micro Devices Inc(b)	2,372,942
Shares		Fair Value
Technology — (continued)
86,790	Allscripts Healthcare Solutions Inc(b)	$ 1,143,024
40,783	ANSYS Inc(b)	3,776,914
55,548	Broadridge Financial Solutions Inc	3,765,599
187,446	Brocade Communications Systems Inc	1,730,127
136,697	Cadence Design Systems Inc(b)	3,489,874
70,207	CDK Global Inc	4,027,074
29,570	Cirrus Logic Inc(b)	1,571,646
18,927	CommVault Systems Inc(b)	1,005,592
65,164	Computer Sciences Corp	3,402,212
44,932	Convergys Corp(a)	1,366,831
150,184	Cypress Semiconductor Corp	1,826,237
35,359	Diebold Inc	876,550
15,252	DST Systems Inc	1,798,516
14,383	Fair Isaac Corp	1,791,978
68,567	Fortinet Inc(b)	2,532,179
62,051	Integrated Device Technology Inc(b)	1,433,378
62,255	Intersil Corp Class A	1,365,252
17,398	IPG Photonics Corp(a)(b)	1,432,725
22,450	j2 Global Inc	1,495,395
37,067	Jack Henry & Associates Inc	3,171,082
66,496	Leidos Holdings Inc	2,877,947
29,435	Lexmark International Inc Class A	1,176,223
33,460	Manhattan Associates Inc(b)	1,927,965
30,531	MAXIMUS Inc	1,726,833
50,573	Mentor Graphics Corp	1,337,150
53,148	Microsemi Corp(b)	2,231,153
17,473	Monolithic Power Systems Inc	1,406,577
44,248	MSCI Inc Class A	3,714,177
57,251	NCR Corp(b)	1,842,910
43,149	NetScout Systems Inc(b)	1,262,108
53,861	PTC Inc(b)	2,386,581
49,186	Rackspace Hosting Inc(b)	1,558,704
20,960	Science Applications International Corp	1,453,995
19,451	Silicon Laboratories Inc(b)	1,143,719
16,278	Synaptics Inc(b)	953,565
13,722	SYNNEX Corp	1,565,817
70,766	Synopsys Inc(b)	4,199,962
95,863	Teradyne Inc	2,068,724
15,463	Tyler Technologies Inc(b)	2,647,730
13,571	Ultimate Software Group Inc(b)	2,773,777
50,495	VeriFone Systems Inc(b)	794,791
		89,318,871
Utilities — 5.52%
83,299	Aqua America Inc	2,538,954
48,559	Atmos Energy Corp	3,616,189
24,467	Black Hills Corp(a)	1,497,870
97,986	Great Plains Energy Inc	2,674,038
50,697	Hawaiian Electric Industries Inc	1,513,305
23,690	IDACORP Inc	1,854,453
91,772	MDU Resources Group Inc	2,334,680
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Utilities — (continued)
39,910	National Fuel Gas Co(a)	$ 2,157,934
39,885	New Jersey Resources Corp	1,310,621
22,700	NorthWestern Corp	1,305,931
93,838	OGE Energy Corp	2,967,158
24,603	ONE Gas Inc	1,521,450
37,681	PNM Resources Inc	1,232,922
22,170	Southwest Gas Corp	1,548,796
40,266	Talen Energy Corp(a)(b)	557,684
81,142	UGI Corp	3,670,864
38,910	Vectren Corp	1,953,282
66,578	Westar Energy Inc	3,778,301
23,876	WGL Holdings Inc	1,497,025
		39,531,457
TOTAL COMMON STOCK — 99.13% (Cost $621,220,590)		$ 709,906,957
Principal Amount
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 0.88%
$ 6,320,000	International Bank for Reconstruction & Development 0.10%, 10/03/2016	$ 6,319,965
Repurchase Agreements — 10.71%
18,207,722	Undivided interest of 13.00% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Citigroup Global Markets Inc, 0.52%, dated 9/30/16 to be repurchased at $18,207,722 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 2/15/20 - 9/9/49, with a value of $142,882,771.(c)	18,207,722
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$18,207,722	Undivided interest of 13.00% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Daiwa Capital Markets America Inc, 0.52%, dated 9/30/16 to be repurchased at $18,207,722 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 10/13/16 - 9/9/49, with a value of $142,882,772.(c)
		$ 18,207,722
18,207,722	Undivided interest of 17.54% in a repurchase agreement (principal amount/value $103,823,677 with a maturity value of $103,827,743) with Scotia Capital (USA) Inc, 0.47%, dated 9/30/16 to be repurchased at $18,207,722 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 5.50%, 2/1/21 - 8/1/46, with a value of $105,904,298.(c)	18,207,722
18,207,722	Undivided interest of 18.61% in a repurchase agreement (principal amount/value $97,866,782 with a maturity value of $97,870,534) with HSBC Securities (USA) Inc, 0.46%, dated 9/30/16 to be repurchased at $18,207,722 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.13%, 10/3/16 - 7/15/37, with a value of $99,824,451.(c)	18,207,722
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$3,832,219	Undivided interest of 9.83% in a repurchase agreement (principal amount/value $38,982,030 with a maturity value of $38,983,654) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 9/30/16 to be repurchased at $3,832,219 on 10/3/16 collateralized by various U.S. Government Agency securities, 2.14% - 6.00%, 3/1/26 - 9/1/46, with a value of $39,761,671.(c)
$ 3,832,219
76,663,107
SHORT TERM INVESTMENTS — 11.59% (Cost $82,983,072)	$ 82,983,072
TOTAL INVESTMENTS — 110.72% (Cost $704,203,662)	$ 792,890,029
OTHER ASSETS & LIABILITIES, NET — (10.72)%	$ (76,776,908)
TOTAL NET ASSETS — 100.00%	$ 716,113,121
(a)	All or a portion of the security is on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 30, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
S&P Mid 400® Emini Long Futures	56	USD	8,677,760	December 2016	$62,265
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 30, 2016

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 709,906,957	$ —	$ —	$ 709,906,957
Short Term Investments	—	82,983,072	—	82,983,072
Total investments, at fair value:	709,906,957	82,983,072	0	792,890,029
Other Financial Investments:
Futures Contracts(a)	62,265	—	—	62,265
Total Assets	$ 709,969,222	$ 82,983,072	$ 0	$ 792,952,294
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:
Federal tax cost of investments	$705,614,768
Gross unrealized appreciation on investments	137,923,232
Gross unrealized depreciation on investments	(50,647,971)
Net unrealized appreciation on investments	$87,275,261

September 30, 2016

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 87 futures contracts for the reporting period.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.04%
35,458	A Schulman Inc	$ 1,032,537
36,665	Aceto Corp(a)	696,268
294,563	AK Steel Holding Corp(a)(b)	1,422,739
31,939	American Vanguard Corp	512,940
39,110	Balchem Corp	3,032,198
62,604	Calgon Carbon Corp	949,703
59,449	Century Aluminum Co(b)	413,171
224,413	Chemours Co	3,590,608
21,014	Clearwater Paper Corp(b)	1,358,975
13,071	Deltic Timber Corp	885,299
11,676	Hawkins Inc	505,921
62,186	HB Fuller Co	2,889,784
52,065	Ingevity Corp(b)	2,400,197
24,073	Innophos Holdings Inc	939,569
29,647	Innospec Inc	1,802,834
65,728	Intrepid Potash Inc(b)	74,273
22,241	Kaiser Aluminum Corp	1,923,624
25,539	Koppers Holdings Inc(b)	821,845
38,155	Kraton Performance Polymers Inc(b)	1,336,951
24,349	Materion Corp	747,758
20,751	Neenah Paper Inc	1,639,537
53,853	PH Glatfelter Co	1,167,533
16,385	Quaker Chemical Corp	1,735,663
53,501	Rayonier Advanced Materials Inc(a)	715,308
37,787	Schweitzer-Mauduit International Inc	1,457,067
24,061	Stepan Co	1,748,272
149,728	Stillwater Mining Co(b)	2,000,366
78,364	US Silica Holdings Inc(a)	3,648,628
		41,449,568
Communications — 4.94%
110,903	8x8 Inc(b)	1,711,233
59,852	ADTRAN Inc	1,145,567
13,183	ATN International Inc	857,422
19,131	Black Box Corp	265,921
47,430	Blucora Inc(b)	531,216
14,366	Blue Nile Inc	494,478
44,875	CalAmp Corp(b)	626,006
259,909	Cincinnati Bell Inc(b)	1,060,429
50,724	Cogent Communications Holdings Inc	1,867,150
28,013	Comtech Telecommunications Corp	358,847
62,642	Consolidated Communications Holdings Inc	1,581,084
62,575	DHI Group Inc(b)	493,717
8,159	ePlus Inc(b)	770,291
70,839	EW Scripps Co Class A(b)	1,126,340
21,243	FTD Cos Inc(b)	436,969
144,118	Gannett Co Inc	1,677,534
32,586	General Communication Inc Class A(b)	448,058
92,424	Harmonic Inc(b)	548,074
57,764	Harte-Hanks Inc	93,578
31,400	HealthStream Inc(b)	866,640
Shares		Fair Value
Communications — (continued)
41,555	Inteliquent Inc	$ 670,698
99,862	Iridium Communications Inc(a)(b)	809,881
75,885	Ixia (b)	948,562
29,652	Liquidity Services Inc(b)	333,288
31,296	LogMeIn Inc(a)	2,828,845
29,159	Lumos Networks Corp(b)	408,226
40,514	NETGEAR Inc(b)	2,450,692
76,693	NIC Inc	1,802,285
44,648	Perficient Inc(b)	899,657
40,855	QuinStreet Inc(b)	123,382
33,117	Scholastic Corp	1,303,485
23,816	Shutterstock Inc(a)(b)	1,517,079
25,657	Spok Holdings Inc	457,208
19,860	Stamps.com Inc(a)(b)	1,876,969
150,602	TiVo Corp(b)	2,933,727
36,690	VASCO Data Security International Inc(b)	646,111
287,269	Viavi Solutions Inc(b)	2,122,918
45,633	World Wrestling Entertainment Inc Class A	971,983
30,778	XO Group Inc(b)	594,939
		40,660,489
Consumer, Cyclical — 14.45%
16,103	Allegiant Travel Co	2,126,723
94,535	American Axle & Manufacturing Holdings Inc(b)	1,627,893
17,342	American Woodmark Corp(b)	1,397,245
35,151	Anixter International Inc(b)	2,267,240
15,121	Arctic Cat Inc(a)	234,224
24,394	Asbury Automotive Group Inc(b)	1,358,014
47,961	Barnes & Noble Education Inc(b)	458,987
69,105	Barnes & Noble Inc	780,887
104,426	Belmond Ltd Class A(b)	1,327,254
21,984	Big 5 Sporting Goods Corp	299,422
1,219	Biglari Holdings Inc(b)	531,508
24,812	BJ's Restaurants Inc(b)	882,067
24,445	Bob Evans Farms Inc(a)	936,244
101,357	Boyd Gaming Corp(b)	2,004,841
34,503	Buckle Inc(a)	829,107
53,665	Caleres Inc	1,357,188
116,283	Callaway Golf Co	1,350,046
32,196	Cato Corp Class A	1,058,926
10,429	Cavco Industries Inc(b)	1,032,992
22,697	Children's Place Inc	1,812,809
20,769	Chuy's Holdings Inc(a)(b)	580,286
21,404	Cooper-Standard Holding Inc(b)	2,114,715
57,213	Core-Mark Holding Co Inc	2,048,225
90,875	Crocs Inc(b)	754,263
49,372	Daktronics Inc	471,009
21,172	DineEquity Inc	1,676,611
37,534	Dorman Products Inc(a)(b)	2,398,423
21,385	DTS Inc	909,718
25,888	El Pollo Loco Holdings Inc(a)(b)	325,930
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
46,123	Essendant Inc	$ 946,444
30,970	Ethan Allen Interiors Inc	968,432
96,960	Express Inc(b)	1,143,158
59,928	EZCORP Inc Class A(b)	662,804
33,391	Fiesta Restaraunt Group(b)	801,384
51,254	Finish Line Inc Class A	1,182,942
59,861	FirstCash Inc	2,818,256
67,854	Five Below Inc(b)	2,733,838
29,340	Fox Factory Holding Corp(b)	673,940
49,660	Francesca's Holdings Corp(b)	766,254
42,339	Fred's Inc Class A	383,591
24,341	G&K Services Inc Class A	2,324,322
50,926	G-III Apparel Group Ltd(a)(b)	1,484,493
45,111	Gentherm Inc(b)	1,417,388
25,645	Genesco Inc(b)	1,396,627
24,559	Group 1 Automotive Inc	1,568,829
23,784	Haverty Furniture Cos Inc	476,631
66,059	Hawaiian Holdings Inc(b)	3,210,467
27,268	Hibbett Sports Inc(a)(b)	1,087,993
69,409	Iconix Brand Group Inc(a)(b)	563,601
24,530	Installed Building Products Inc(b)	879,891
80,143	Interface Inc	1,337,587
131,531	Interval Leisure Group Inc	2,258,387
33,612	iRobot Corp(a)(b)	1,478,256
16,633	Kirkland's Inc(b)	202,590
60,804	La-Z-Boy Inc	1,493,346
20,798	LGI Homes Inc(a)(b)	766,198
28,939	Lithia Motors Inc Class A	2,764,253
33,214	Lumber Liquidators Holdings Inc(a)(b)	653,319
29,987	M/I Homes Inc(b)	706,794
23,350	Marcus Corp	584,684
29,383	MarineMax Inc(b)	615,574
30,035	Marriott Vacations Worldwide Corp	2,202,166
48,510	MDC Holdings Inc	1,251,558
46,519	Meritage Homes Corp(b)	1,614,209
54,956	Mobile Mini Inc	1,659,671
13,491	Monarch Casino & Resort Inc(b)	339,568
23,039	Motorcar Parts of America Inc(b)	663,062
19,381	Movado Group Inc	416,304
38,467	Nautilus Inc(b)	873,970
18,456	Oxford Industries Inc	1,249,471
32,930	Papa John's International Inc	2,596,531
14,012	Perry Ellis International Inc(b)	270,151
25,385	PetMed Express Inc(a)	514,808
26,308	Popeyes Louisiana Kitchen Inc(b)	1,398,007
16,519	Red Robin Gourmet Burgers Inc(b)	742,364
43,539	Regis Corp(b)	546,414
73,500	Ruby Tuesday Inc(b)	183,750
37,690	Ruth's Hospitality Group Inc	532,183
31,690	ScanSource Inc(b)	1,156,685
62,983	Scientific Games Corp Class A(a)(b)	709,818
56,798	Select Comfort Corp(b)	1,226,837
17,085	Shoe Carnival Inc	455,486
Shares		Fair Value
Consumer, Cyclical — (continued)
63,738	SkyWest Inc	$ 1,683,321
33,113	Sonic Automotive Inc Class A	622,524
58,795	Sonic Corp	1,539,253
29,819	Stage Stores Inc(a)	167,285
24,721	Standard Motor Products Inc	1,180,675
38,281	Stein Mart Inc	243,084
68,191	Steven Madden Ltd(b)	2,356,681
28,287	Superior Industries International Inc	824,849
60,158	Tailored Brands Inc(a)	944,481
41,642	Tile Shop Holdings Inc(b)	689,175
54,138	Titan International Inc	547,877
57,255	Tuesday Morning Corp(b)	342,385
18,385	Unifi Inc(b)	541,071
19,053	UniFirst Corp	2,512,329
17,898	Universal Electronics Inc(b)	1,332,685
23,664	Vera Bradley Inc(b)	358,510
9,710	Veritiv Corp(b)	487,151
29,227	Vitamin Shoppe Inc(b)	784,745
21,489	VOXX International Corp(b)	64,252
77,656	Wabash National Corp(b)	1,105,821
27,356	WCI Communities Inc(b)	648,884
33,258	Winnebago Industries Inc(a)	783,891
122,978	Wolverine World Wide Inc	2,832,183
20,857	Zumiez Inc(a)(b)	375,426
		118,876,621
Consumer, Non-Cyclical — 18.94%
27,865	Abaxis Inc	1,438,391
69,158	ABM Industries Inc	2,745,573
57,057	Acorda Therapeutics Inc(a)(b)	1,191,350
18,603	Adeptus Health Inc Class A(a)(b)	800,859
42,859	Air Methods Corp(a)(b)	1,349,630
28,674	Albany Molecular Research Inc(a)(b)	473,408
10,641	Almost Family Inc(b)	391,270
41,969	AMAG Pharmaceuticals Inc(a)(b)	1,028,660
34,433	Amedisys Inc(b)	1,633,501
19,114	American Public Education Inc(b)	378,648
59,419	AMN Healthcare Services Inc(b)	1,893,683
42,333	Amphastar Pharmaceuticals Inc(b)	803,057
15,166	Analogic Corp	1,343,708
32,432	Andersons Inc	1,173,390
34,472	AngioDynamics Inc(b)	604,639
9,825	ANI Pharmaceuticals Inc(a)(b)	651,889
18,275	Anika Therapeutics Inc(b)	874,459
82,120	B&G Foods Inc	4,038,662
34,872	Biotelemetry Inc(b)	647,573
55,132	Brink's Co	2,044,295
18,974	Calavo Growers Inc	1,241,469
36,777	Cal-Maine Foods Inc(a)	1,417,386
39,754	Cambrex Corp(b)	1,767,463
44,868	Cantel Medical Corp	3,498,807
14,301	Capella Education Co	830,030
55,936	Cardtronics PLC Class A(b)	2,494,746
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
79,930	Career Education Corp(b)	$ 542,725
14,848	CDI Corp	84,188
12,145	Central Garden & Pet Co(b)	315,770
41,437	Central Garden & Pet Co Class A(b)	1,027,638
20,022	Chemed Corp	2,824,503
30,617	CONMED Corp	1,226,517
12,451	CorVel Corp(b)	478,118
40,791	Cross Country Healthcare Inc(b)	480,518
33,214	CryoLife Inc	583,570
29,348	Cynosure Inc Class A(b)	1,494,987
203,541	Darling Ingredients Inc(b)	2,749,839
75,888	Depomed Inc(a)(b)	1,896,441
53,356	Diplomat Pharmacy Inc(a)(b)	1,494,502
9,861	Eagle Pharmaceuticals Inc(b)	690,270
42,528	Emergent BioSolutions Inc(b)	1,340,908
17,185	Enanta Pharmaceuticals Inc(b)	457,293
58,681	Ensign Group Inc	1,181,248
12,366	Forrester Research Inc	481,037
52,996	Green Dot Corp Class A(b)	1,222,088
63,436	Haemonetics Corp(b)	2,297,018
89,608	Healthcare Services Group Inc	3,546,685
53,156	HealthEquity Inc(b)	2,011,955
39,072	Healthways Inc(b)	1,033,845
22,979	Heidrick & Struggles International Inc	426,260
104,424	HMS Holdings Corp(b)	2,315,080
17,955	ICU Medical Inc(b)	2,269,153
91,337	Impax Laboratories Inc(b)	2,164,687
19,633	Inogen Inc(b)	1,176,017
23,548	Insperity Inc	1,710,527
33,900	Integer Holdings Corp(b)	735,291
36,962	Integra LifeSciences Holdings Corp(b)	3,051,213
21,126	Inter Parfums Inc	681,736
38,718	Invacare Corp	432,480
18,459	J&J Snack Foods Corp	2,198,836
36,175	Kelly Services Inc Class A	695,283
105,427	Kindred Healthcare Inc	1,077,464
70,860	Korn/Ferry International	1,488,060
11,877	Landauer Inc	528,289
36,042	Lannett Co Inc(a)(b)	957,636
8,889	Lendingtree Inc(a)(b)	861,433
18,408	LHC Group Inc(b)	678,887
23,468	Ligand Pharmaceuticals Inc(a)(b)	2,395,144
49,008	Luminex Corp(b)	1,113,462
30,398	Magellan Health Inc(b)	1,633,284
54,316	Masimo Corp(b)	3,231,259
39,712	Matthews International Corp Class A	2,412,901
86,033	Medicines Co(a)(b)	3,246,885
13,854	Medifast Inc	523,543
51,473	Meridian Bioscience Inc	992,914
54,898	Merit Medical Systems Inc(b)	1,333,472
125,196	MiMedx Group Inc(a)(b)	1,074,182
77,347	Momenta Pharmaceuticals Inc(b)	904,186
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
39,930	Monro Muffler Brake Inc	$ 2,442,518
105,207	Monster Worldwide Inc(b)	379,797
40,749	Natus Medical Inc(b)	1,601,028
58,617	Navigant Consulting Inc(b)	1,185,236
169,088	Nektar Therapeutics(a)(b)	2,904,932
46,467	Neogen Corp(b)	2,599,364
36,518	Nutrisystem Inc	1,084,219
60,695	On Assignment Inc(b)	2,202,621
38,045	PharMerica Corp(b)	1,067,923
22,903	Phibro Animal Health Corp Class A	622,503
15,420	Providence Service Corp(b)	749,875
33,803	Quorum Health Corp(b)	211,945
65,053	Rent-A-Center Inc	822,270
41,782	Repligen Corp(b)	1,261,399
44,451	Resources Connection Inc	664,098
260,000	RR Donnelley & Sons Co(b)	4,087,200
24,571	Sanderson Farms Inc(a)	2,366,924
61,757	SciClone Pharmaceuticals Inc(b)	633,009
131,693	Select Medical Holdings Corp(b)	1,777,855
7,412	Seneca Foods Corp Class A(b)	209,315
46,334	SpartanNash Co	1,339,979
84,446	Spectrum Pharmaceuticals Inc(b)	394,363
12,779	Strayer Education Inc(b)	596,524
61,224	Supernus Pharmaceuticals Inc(b)	1,514,069
328,665	SUPERVALU Inc(b)	1,640,038
34,306	Surgical Care Affiliates Inc(b)	1,672,761
16,133	SurModics Inc(b)	485,442
36,267	Team Inc(b)	1,186,294
52,526	TrueBlue Inc(b)	1,190,239
28,155	Universal Corp(a)	1,639,184
22,653	Universal Technical Institute Inc	40,322
15,483	US Physical Therapy Inc	970,784
21,631	Vascular Solutions Inc(b)	1,043,263
25,085	Viad Corp	924,884
17,606	WD-40 Co(a)	1,979,443
44,104	Zeltiq Aesthetics Inc(a)(b)	1,729,759
		155,749,152
Energy — 2.95%
84,451	Archrock Inc	1,104,619
74,525	Atwood Oceanics Inc(a)	647,622
50,686	Basic Energy Services Inc(a)(b)	42,039
71,994	Bill Barrett Corp(a)(b)	400,287
43,324	Bonanza Creek Energy Inc(a)(b)	44,190
39,866	Bristow Group Inc(a)	558,921
22,407	CARBO Ceramics Inc	245,133
68,326	Carrizo Oil & Gas Inc(a)(b)	2,775,402
75,832	Cloud Peak Energy Inc(b)	412,526
26,662	Contango Oil & Gas Co(b)	272,486
22,255	Era Group Inc(b)	179,153
38,911	Exterran Corp(b)	610,124
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Energy — (continued)
63,239	Flotek Industries Inc(a)(b)	$ 919,495
27,390	FutureFuel Corp	308,959
15,915	Geospace Technologies Corp(a)(b)	310,024
43,985	Green Plains Inc	1,152,407
15,971	Gulf Island Fabrication Inc	146,933
28,781	Gulfmark Offshore Inc Class A(b)	48,352
129,543	Helix Energy Solutions Group Inc(b)	1,053,185
32,497	Matrix Service Co(b)	609,644
102,986	Newpark Resources Inc(b)	757,977
61,439	Northern Oil & Gas Inc(a)(b)	164,657
70,501	PDC Energy Inc(b)	4,727,797
75,241	Pioneer Energy Services Corp(b)	303,974
7,000	REX American Resources Corp(b)	593,320
19,920	SEACOR Holdings Inc(a)(b)	1,185,041
78,157	SunCoke Energy Inc	626,819
247,958	Synergy Resources Corp(a)(b)	1,718,349
55,251	Tesco Corp	450,848
114,644	TETRA Technologies Inc(b)	700,475
63,692	Unit Corp(b)	1,184,671
		24,255,429
Financial — 22.62%
98,477	Acadia Realty Trust REIT	3,568,806
28,958	Agree Realty Corp REIT	1,431,684
49,418	American Assets Trust Inc REIT	2,143,753
108,822	American Equity Investment Life Holding Co	1,929,414
43,125	Ameris Bancorp	1,507,219
23,745	AMERISAFE Inc	1,395,731
112,790	Astoria Financial Corp	1,646,734
61,292	Banc of California Inc	1,070,158
51,925	Bank Mutual Corp	398,784
32,982	Banner Corp	1,442,633
71,200	BofI Holding Inc(a)(b)	1,594,880
103,167	Boston Private Financial Holdings Inc	1,323,633
87,344	Brookline Bancorp Inc	1,064,723
19,173	Calamos Asset Management Inc Class A	130,760
118,704	Capstead Mortgage Corp REIT(a)	1,119,379
40,140	Cardinal Financial Corp	1,047,253
71,597	CareTrust Inc REIT	1,058,204
93,927	Cedar Realty Trust Inc REIT	676,274
38,322	Central Pacific Financial Corp	965,331
74,325	Chesapeake Lodging Trust REIT	1,702,042
18,556	City Holding Co	933,181
71,786	Columbia Banking System Inc	2,348,838
54,736	Community Bank System Inc	2,633,349
41,956	CoreSite Realty Corp REIT	3,106,422
259,905	Cousins Properties Inc REIT	2,713,408
31,725	Customers Bancorp Inc(b)	798,201
124,160	CVB Financial Corp	2,186,458
Shares		Fair Value
Financial — (continued)
248,428	DiamondRock Hospitality Co REIT	$ 2,260,695
38,785	Dime Community Bancshares Inc	650,037
40,671	EastGroup Properties Inc REIT	2,991,759
21,399	eHealth Inc(b)	239,883
40,114	Employers Holdings Inc	1,196,601
28,155	Encore Capital Group Inc(a)(b)	632,924
29,254	Enova International Inc(b)	283,179
47,968	Evercore Partners Inc Class A	2,470,832
65,711	Financial Engines Inc(a)	1,952,274
142,552	First BanCorp(b)	741,270
109,999	First Commonwealth Financial Corp	1,109,890
76,628	First Financial Bancorp	1,673,556
81,692	First Financial Bankshares Inc(a)	2,976,856
100,559	First Midwest Bancorp Inc	1,946,822
20,477	First NBC Bank Holding Co(b)	193,303
31,463	Forestar Group Inc(a)(b)	368,432
74,057	Four Corners Property Trust Inc REIT	1,579,636
131,470	Franklin Street Properties Corp REIT	1,656,522
92,738	GEO Group Inc REIT	2,205,310
32,718	Getty Realty Corp REIT	782,942
94,197	Glacier Bancorp Inc	2,686,498
87,973	Government Properties Income Trust REIT(a)	1,989,949
72,582	Great Western Bancorp Inc	2,418,432
33,318	Greenhill & Co Inc	785,305
39,898	Hanmi Financial Corp	1,050,913
10,999	HCI Group Inc	333,930
43,327	HFF Inc Class A	1,199,725
152,775	Home BancShares Inc	3,179,248
157,019	Hope Bancorp Inc	2,727,420
49,668	Horace Mann Educators Corp	1,820,332
32,560	Independent Bank Corp	1,761,170
13,682	Infinity Property & Casualty Corp	1,130,544
83,186	Interactive Brokers Group Inc Class A	2,933,970
18,445	International FCStone Inc(b)	716,588
38,659	Investment Technology Group Inc	662,615
103,117	Kite Realty Group Trust REIT	2,858,403
51,298	LegacyTexas Financial Group Inc	1,622,556
263,750	Lexington Realty Trust REIT	2,716,625
48,504	LTC Properties Inc REIT	2,521,723
77,804	Maiden Holdings Ltd	987,333
13,681	Navigators Group Inc	1,325,963
53,261	NBT Bancorp Inc	1,750,689
55,598	Northfield Bancorp Inc	895,128
126,779	Northwest Bancshares Inc	1,991,698
52,438	OFG Bancorp	530,148
166,953	Old National Bancorp	2,347,359
22,465	Opus Bank	794,587
46,690	Oritani Financial Corp	733,967
102,280	Parkway Properties Inc REIT	1,739,783
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
85,965	Pennsylvania REIT(a)	$ 1,979,774
53,635	Pinnacle Financial Partners Inc	2,900,581
17,687	Piper Jaffray Cos(b)	854,282
57,311	PRA Group Inc(a)(b)	1,979,522
65,794	ProAssurance Corp	3,452,869
74,073	Provident Financial Services Inc	1,572,570
24,116	PS Business Parks Inc REIT	2,738,854
21,822	RE/MAX Holdings Inc Class A	955,367
134,632	Retail Opportunity Investments Corp REIT	2,956,519
47,118	RLI Corp	3,220,986
43,179	S&T Bancorp Inc	1,251,759
80,738	Sabra Health Care Inc REIT	2,032,983
17,620	Safety Insurance Group Inc	1,184,416
14,555	Saul Centers Inc REIT	969,363
71,493	Selective Insurance Group Inc	2,849,711
27,270	ServisFirst Bancshares Inc(a)	1,415,586
35,734	Simmons First National Corp Class A	1,783,127
30,191	Southside Bancshares Inc	971,546
161,575	Sterling Bancorp	2,827,563
28,902	Stewart Information Services Corp	1,284,694
107,929	Summit Hotel Properties Inc REIT	1,420,346
56,832	Texas Capital Bancshares Inc(b)	3,121,213
15,067	Tompkins Financial Corp	1,151,269
115,936	TrustCo Bank Corp NY	821,986
53,901	UMB Financial Corp	3,204,414
83,120	United Bankshares Inc(a)	3,131,130
87,580	United Community Banks Inc	1,840,932
26,695	United Fire Group Inc	1,129,732
21,954	United Insurance Holdings Corp	372,779
15,460	Universal Health Realty Income Trust REIT	974,289
40,342	Universal Insurance Holdings Inc	1,016,618
34,950	Urstadt Biddle Properties Inc REIT Class A	776,589
7,138	Virtus Investment Partners Inc(a)	698,525
45,256	WageWorks Inc(b)	2,756,543
34,292	Walker & Dunlop Inc(b)	866,216
31,698	Westamerica Bancorporation(a)	1,612,794
63,898	Wintrust Financial Corp(a)	3,550,812
7,080	World Acceptance Corp(b)	347,203
		186,038,038
Industrial — 17.36%
49,087	AAON Inc	1,414,687
39,908	AAR Corp	1,249,919
72,875	Actuant Corp Class A	1,693,615
49,065	Advanced Energy Industries Inc(b)	2,321,756
42,325	Aegion Corp(b)	807,138
Shares		Fair Value
Industrial — (continued)
86,070	Aerojet Rocketdyne Holdings Inc(b)	$ 1,513,111
25,452	Aerovironment Inc(b)	621,283
11,372	Alamo Group Inc	749,301
35,739	Albany International Corp Class A	1,514,619
35,610	Apogee Enterprises Inc	1,591,411
48,299	Applied Industrial Technologies Inc	2,257,495
29,017	ArcBest Corp	551,903
23,650	Astec Industries Inc	1,415,925
30,706	Atlas Air Worldwide Holdings Inc(b)	1,314,831
32,069	AZZ Inc	2,093,144
35,454	Badger Meter Inc	1,188,064
61,927	Barnes Group Inc	2,511,140
10,746	Bel Fuse Inc Class B	259,408
60,560	Benchmark Electronics Inc(b)	1,510,972
47,921	Boise Cascade Co(b)	1,217,193
57,776	Brady Corp Class A	1,999,627
52,235	Briggs & Stratton Corp	974,183
34,347	Celadon Group Inc	300,193
37,879	Chart Industries Inc(b)	1,243,568
20,309	CIRCOR International Inc	1,209,604
30,079	Coherent Inc(b)	3,324,933
45,915	Comfort Systems USA Inc	1,345,769
39,686	CTS Corp	738,160
30,709	Cubic Corp	1,437,488
30,405	Drew Industries Inc	2,980,298
15,962	DXP Enterprises Inc(b)	449,969
34,067	Echo Global Logistics Inc(b)	785,585
38,920	Electro Scientific Industries Inc(b)	219,509
25,594	Encore Wire Corp	941,091
26,600	EnPro Industries Inc	1,511,412
31,803	ESCO Technologies Inc	1,476,295
32,133	Exponent Inc	1,640,711
44,771	Fabrinet (b)	1,996,339
20,643	FARO Technologies Inc(b)	742,116
74,116	Federal Signal Corp	982,778
37,416	Forward Air Corp	1,618,616
47,435	Franklin Electric Co Inc	1,931,079
60,972	General Cable Corp	913,361
38,714	Gibraltar Industries Inc(b)	1,438,225
34,878	Greenbrier Cos Inc(a)	1,231,193
37,586	Griffon Corp	639,338
97,394	Harsco Corp	967,122
15,239	Haynes International Inc	565,519
91,646	Headwaters Inc(b)	1,550,650
53,557	Heartland Express Inc(a)	1,011,156
78,046	Hillenbrand Inc	2,469,375
36,747	Hornbeck Offshore Services Inc(a)(b)	202,108
41,504	Hub Group Inc Class A(b)	1,691,703
67,390	II-VI Inc(b)	1,639,599
41,144	Itron Inc(b)	2,294,189
36,054	John Bean Technologies Corp	2,543,610
33,503	Kaman Corp	1,471,452
108,676	KapStone Paper & Packaging Corp	2,056,150
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Industrial — (continued)
82,131	Knight Transportation Inc	$ 2,356,338
13,213	Lindsay Corp	977,498
27,766	Littelfuse Inc	3,576,538
26,888	LSB Industries Inc(a)(b)	230,699
21,197	Lydall Inc(b)	1,083,803
28,551	Marten Transport Ltd	599,571
53,125	Matson Inc	2,118,625
45,698	Methode Electronics Inc	1,598,059
40,238	Moog Inc Class A(b)	2,395,770
70,702	Mueller Industries Inc	2,292,159
16,269	Multi-Color Corp	1,073,754
26,827	Myers Industries Inc	348,483
19,474	MYR Group Inc(b)	586,167
6,099	National Presto Industries Inc	535,431
11,248	Olympic Steel Inc	248,581
34,828	Orion Marine Group Inc(b)	238,572
22,270	OSI Systems Inc(b)	1,456,013
22,908	Park Electrochemical Corp	397,912
18,004	Patrick Industries Inc(b)	1,114,808
59,307	PGT Inc(b)	632,806
41,345	Plexus Corp(b)	1,934,119
10,161	Powell Industries Inc	406,948
30,059	Proto Labs Inc(a)(b)	1,800,835
41,166	Quanex Building Products Corp	710,525
44,716	Raven Industries Inc	1,029,809
38,003	Roadrunner Transportation Systems Inc(b)	303,264
35,138	Rofin-Sinar Technologies Inc(b)	1,130,741
22,310	Rogers Corp(b)	1,362,695
31,172	Saia Inc(b)	933,913
91,395	Sanmina Corp(b)	2,602,016
50,864	Simpson Manufacturing Co Inc	2,235,473
51,640	SPX Corp(b)	1,040,030
51,697	SPX Flow Inc(b)	1,598,471
15,802	Standex International Corp	1,467,532
23,462	Sturm Ruger & Co Inc(a)	1,355,165
64,544	TASER International Inc(a)(b)	1,846,604
21,748	Tennant Co	1,409,270
71,020	Tetra Tech Inc	2,519,079
57,671	Tidewater Inc(a)	162,632
46,627	TimkenSteel Corp(a)(b)	487,252
47,541	TopBuild Corp(b)	1,578,361
30,520	Tredegar Corp	567,367
36,293	Trex Company Inc(b)	2,131,125
89,262	TTM Technologies Inc(b)	1,022,050
25,112	Universal Forest Products Inc	2,473,281
17,517	US Concrete Inc(a)(b)	806,921
26,927	US Ecology Inc	1,207,407
19,415	Vicor Corp(b)	225,214
34,453	Watts Water Technologies Inc Class A	2,233,932
		142,774,606
Technology — 9.21%
17,487	Agilysys Inc(b)	194,455
58,764	Blackbaud Inc	3,898,404
Shares		Fair Value
Technology — (continued)
46,017	Bottomline Technologies Inc(b)	$ 1,072,656
84,878	Brooks Automation Inc	1,155,190
29,850	Cabot Microelectronics Corp	1,579,364
30,079	CACI International Inc Class A(b)	3,034,971
25,920	CEVA Inc(b)	909,014
77,403	Ciber Inc(b)	89,013
30,808	Cohu Inc	361,686
12,906	Computer Programs & Systems Inc(a)	336,330
50,365	Cray Inc(b)	1,185,592
40,010	CSG Systems International Inc	1,653,613
32,198	Digi International Inc(b)	367,057
47,688	Diodes Inc(b)	1,017,662
27,442	DSP Group Inc(b)	329,578
27,715	Ebix Inc(a)	1,575,598
57,773	Electronics For Imaging Inc(b)	2,826,255
21,304	Engility Holdings Inc(b)	671,076
40,329	Epiq Systems Inc	665,025
49,325	Exar Corp(b)	459,216
41,427	ExlService Holdings Inc(b)	2,064,722
43,865	Insight Enterprises Inc(b)	1,427,806
22,000	Interactive Intelligence Group Inc(a)(b)	1,323,080
77,600	Kopin Corp(b)	169,168
87,062	Kulicke & Soffa Industries Inc(b)	1,125,712
65,736	LivePerson Inc(a)(b)	552,840
67,613	Lumentum Holdings Inc(b)	2,824,195
30,970	ManTech International Corp Class A	1,167,259
67,540	Medidata Solutions Inc(b)	3,766,030
49,911	Mercury Systems Inc(b)	1,226,313
11,619	MicroStrategy Inc Class A(b)	1,945,485
66,248	MKS Instruments Inc	3,294,513
50,467	Monotype Imaging Holdings Inc	1,115,825
20,621	MTS Systems Corp	949,185
29,800	Nanometrics Inc(b)	665,732
44,719	Omnicell Inc(b)	1,712,738
35,724	Power Integrations Inc	2,251,684
59,949	Progress Software Corp(b)	1,630,613
56,285	Quality Systems Inc	637,146
35,433	Qualys Inc(b)	1,353,186
135,903	Rambus Inc(b)	1,698,788
38,262	Rudolph Technologies Inc(b)	678,768
81,083	Semtech Corp(b)	2,248,432
20,738	SPS Commerce Inc(b)	1,522,377
46,933	Super Micro Computer Inc(b)	1,096,824
48,970	Sykes Enterprises Inc(b)	1,377,526
51,909	Synchronoss Technologies Inc(b)	2,137,613
106,370	Take-Two Interactive Software Inc(a)(b)	4,795,160
28,945	Tangoe Inc(b)	238,796
19,273	TeleTech Holdings Inc	558,724
60,067	Tessera Technologies Inc	2,308,975
29,127	Ultratech Inc(b)	672,251
50,255	Veeco Instruments Inc(b)	986,506
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Technology — (continued)
33,982	Virtusa Corp(b)	$ 838,676
		75,744,403
Utilities — 3.35%
61,065	ALLETE Inc	3,640,695
45,209	American States Water Co	1,810,620
78,781	Avista Corp	3,292,258
59,323	California Water Service Group	1,903,675
50,110	El Paso Electric Co	2,343,645
34,069	Northwest Natural Gas Co	2,047,888
100,414	Piedmont Natural Gas Co Inc	6,028,857
98,286	South Jersey Industries Inc	2,904,351
56,442	Spire Inc	3,597,613
		27,569,602
TOTAL COMMON STOCK — 98.86% (Cost $675,420,937)		$ 813,117,908
Principal Amount
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 1.36%
$11,170,000	International Bank for Reconstruction & Development 0.10%, 10/03/2016	$ 11,169,938
Repurchase Agreements — 10.07%
4,008,149	Undivided interest of 10.28% in a repurchase agreement (principal amount/value $38,982,030 with a maturity value of $38,983,654) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 9/30/16 to be repurchased at $4,008,149 on 10/3/16 collateralized by various U.S. Government Agency securities, 2.14% - 6.00%, 3/1/26 - 9/1/46, with a value of $39,761,671.(c)	4,008,149
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$19,676,320	Undivided interest of 14.05% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Citigroup Global Markets Inc, 0.52%, dated 9/30/16 to be repurchased at $19,676,320 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 2/15/20 - 9/9/49, with a value of $142,882,771.(c)
		$ 19,676,320
19,676,320	Undivided interest of 14.05% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Daiwa Capital Markets America Inc, 0.52%, dated 9/30/16 to be repurchased at $19,676,320 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 10/13/16 - 9/9/49, with a value of $142,882,772.(c)	19,676,320
19,742,924	Undivided interest of 19.00% in a repurchase agreement (principal amount/value $103,823,677 with a maturity value of $103,827,743) with Scotia Capital (USA) Inc, 0.47%, dated 9/30/16 to be repurchased at $19,742,924 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 5.50%, 2/1/21 - 8/1/46, with a value of $105,904,298.(c)	19,742,924
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$19,742,924	Undivided interest of 46.31% in a repurchase agreement (principal amount/value $42,638,707 with a maturity value of $42,640,413) with BNP Paribas Securities Corp, 0.48%, dated 9/30/16 to be repurchased at $19,742,924 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.25%, 10/14/16 - 9/9/49, with a value of $43,491,481.(c)
$ 19,742,924
82,846,637
SHORT TERM INVESTMENTS — 11.43% (Cost $94,016,575)	$ 94,016,575
TOTAL INVESTMENTS — 110.29% (Cost $769,437,512)	$ 907,134,483
OTHER ASSETS & LIABILITIES, NET — (10.29)%	$ (84,610,803)
TOTAL NET ASSETS — 100.00%	$ 822,523,680
(a)	All or a portion of the security is on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 30, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
Russell 2000 Mini Long Futures	107	USD	13,356,810	December 2016	$31,850
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 30, 2016

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 813,117,908	$ —	$ —	$ 813,117,908
Short Term Investments	—	94,016,575	—	94,016,575
Total investments, at fair value:	813,117,908	94,016,575	0	907,134,483
Other Financial Investments:
Futures Contracts(a)	31,850	—	—	31,850
Total Assets	$ 813,149,758	$ 94,016,575	$ 0	$ 907,166,333
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:
Federal tax cost of investments	$773,889,631
Gross unrealized appreciation on investments	206,361,818
Gross unrealized depreciation on investments	(73,116,966)
Net unrealized appreciation on investments	$133,244,852

September 30, 2016

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 101 futures contracts for the reporting period.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 7.03%
$ 762,230	Aegis Asset Backed Securities Trust Mortgage Pass Through Certificates(a) Series 2004-3 Class A1 1.25%, 09/25/2034	$ 759,100
464,322	Asset Backed Funding Certificates Trust(a) Series 2004-OPT4 Class A1 1.15%, 04/25/2034	458,418
8,022	Centex Home Equity Loan Trust(a) 2004-A Class AF6 4.27%, 01/25/2034	8,035
	Chase Issuance Trust
	Series 2012-A4 Class A4
2,000,000	1.58%, 08/16/2021	2,017,560
	Series 2015-A4 Class A
2,000,000	1.84%, 04/15/2022	2,030,792
1,000,000	Citibank Credit Card Issuance Trust Series 2014-A1 Class A1 2.88%, 01/23/2023	1,058,900
1,227,413	Enterprise Fleet Financing LLC(b) Series 2014-2 Class A2 1.05%, 03/20/2020	1,225,409
1,000,000	Ford Credit Auto Owner Trust(b) Series 2014-1 Class A 2.26%, 11/15/2025	1,019,440
350,996	GMACM Home Equity Loan Trust(a) Series 2007-HE2 Class A3 6.19%, 12/25/2037	344,997
1,100,000	Hertz Vehicle Financing LLC(b) Series 2013-1A Class A2 1.83%, 08/25/2019	1,096,390
1,000,000	Madison Park Funding XXI Ltd(a)(b) Series 2016-21A Class A2 2.68%, 07/25/2029	1,000,859
95,485	Structured Receivables Finance 3 LLC(b) Series 2006-A Class A 5.55%, 01/15/2030	101,704
1,150,000	Toyota Auto Receivables Owner Trust Series 2016-C Class A3 1.14%, 08/17/2020	1,147,628
Principal Amount		Fair Value
Non-Agency — (continued)
$1,000,000	Upland Ltd(a)(b) Series 2016-1A Class A 3.02%, 04/20/2028	$ 1,006,830
		13,276,062
U.S. Government Agency — 0.01%
26,183	Federal National Mortgage Association(c) Series 2003-T4 Class 2A6 4.76%,	28,125
TOTAL ASSET-BACKED SECURITIES — 7.04% (Cost $13,178,822)		$ 13,304,187
BANK LOANS
564,240	Allison Transmission Inc(a) 3.04%, 08/23/2019	566,227
992,500	Pinnacle Foods Finance LLC(a) 3.85%, 01/13/2023	998,526
2,000,000	Quickrete Holdings Inc(a) 3.85%, 09/30/2020	2,011,666
1,000,000	Reynolds Group Holdings Inc(a) 4.33%, 02/05/2023	1,002,614
2,992,500	Western Refining Inc 5.33%, 05/27/2023	2,983,149
TOTAL BANK LOANS — 4.00% (Cost$7,493,354)		$ 7,562,182
CORPORATE BONDS AND NOTES
Basic Materials — 6.61%
1,000,000	Air Liquide Finance SA(b) 2.25%, 09/27/2023	1,002,922
1,000,000	Cabot Corp 3.40%, 09/15/2026	1,005,313
2,000,000	Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP(b) 1.70%, 05/01/2018	1,998,056
2,417,000	Eastman Chemical Co 5.50%, 11/15/2019	2,674,623
	Freeport-McMoRan Copper & Gold Inc
1,000,000	2.15%, 03/01/2017	996,250
1,000,000	2.30%, 11/14/2017	995,000
2,000,000	Georgia-Pacific LLC(b) 2.54%, 11/15/2019	2,043,886
746,000	PPG Industries Inc 2.30%, 11/15/2019	758,468
1,000,000	Reliance Steel & Aluminum Co 6.20%, 11/15/2016	1,004,368
		12,478,886
Communications — 4.76%
2,000,000	AT&T Inc 1.75%, 01/15/2018	2,009,920
2,000,000	Cisco Systems Inc 1.40%, 09/20/2019	2,001,746
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
	Viacom Inc
$1,000,000	2.50%, 12/15/2016	$ 1,002,438
1,000,000	3.50%, 04/01/2017	1,008,938
3,000,000	Walt Disney Co 0.88%, 07/12/2019	2,970,741
		8,993,783
Consumer, Cyclical — 8.73%
1,000,000	Allison Transmission Inc(b) 5.00%, 10/01/2024	1,025,000
3,000,000	American Honda Finance Corp 1.20%, 07/12/2019	2,982,426
2,000,000	BMW US Capital LLC(b) 1.50%, 04/11/2019	2,003,142
	Ford Motor Credit Co LLC
1,000,000	1.72%, 12/06/2017	1,000,940
1,500,000	2.02%, 05/03/2019	1,502,926
1,000,000	General Motors Financial Co Inc 2.40%, 05/09/2019	1,005,638
3,000,000	Marriott International Inc 3.00%, 03/01/2019	3,085,281
1,000,000	Volkswagen Group of America Finance LLC(b) 1.60%, 11/20/2017	997,800
2,820,000	Whirlpool Corp 2.40%, 03/01/2019	2,881,053
		16,484,206
Consumer, Non-Cyclical — 14.21%
2,000,000	Aetna Inc 1.90%, 06/07/2019	2,018,352
3,000,000	Anheuser-Busch InBev Finance Inc 1.90%, 02/01/2019	3,028,962
2,153,000	Becton Dickinson & Co 3.25%, 11/12/2020	2,263,393
2,000,000	Dr Pepper Snapple Group Inc 2.60%, 01/15/2019	2,050,548
2,000,000	Express Scripts Holding Co 2.25%, 06/15/2019	2,028,596
2,950,000	JM Smucker Co 1.75%, 03/15/2018	2,967,880
2,000,000	Kraft Heinz Foods Co 2.00%, 07/02/2018	2,018,452
2,000,000	Kroger Co 1.50%, 09/30/2019	1,996,644
	Quest Diagnostics Inc
2,010,000	2.70%, 04/01/2019(d)	2,063,476
1,000,000	2.50%, 03/30/2020	1,011,872
1,350,000	Stryker Corp 2.00%, 03/08/2019	1,366,972
2,000,000	UnitedHealth Group Inc 1.70%, 02/15/2019	2,013,296
2,000,000	Zoetis Inc 1.88%, 02/01/2018	2,006,308
		26,834,751
Energy — 10.80%
	Boardwalk Pipelines LP
1,000,000	5.88%, 11/15/2016	1,004,636
Principal Amount		Fair Value
Energy — (continued)
$1,000,000	5.50%, 02/01/2017	$ 1,009,505
2,000,000	BP Capital Markets PLC(d) 2.11%, 09/16/2021	2,011,624
	Cameron International Corp
57,000	1.15%, 12/15/2016	57,018
1,500,000	1.40%, 06/15/2017	1,499,995
1,000,000	Canadian Natural Resources Ltd 1.75%, 01/15/2018	998,604
1,000,000	Cenovus Energy Inc 5.70%, 10/15/2019	1,073,422
2,000,000	Columbia Pipeline Group Inc 2.45%, 06/01/2018	2,011,908
2,500,000	Enterprise Products Operating LLC(a) 4.46%, 08/01/2066	2,356,500
2,000,000	FMC Technologies Inc 2.00%, 10/01/2017	1,992,240
376,181	Kern River Funding Corp(b) 4.89%, 04/30/2018	393,866
1,000,000	Magellan Midstream Partners LP 5.65%, 10/15/2016	1,001,113
1,000,000	National Oilwell Varco Inc 1.35%, 12/01/2017	995,791
1,000,000	Shell International Finance BV 1.75%, 09/12/2021	994,480
	TransCanada PipeLines Ltd
1,000,000	1.63%, 11/09/2017	1,002,649
1,000,000	1.88%, 01/12/2018	1,004,011
1,000,000	Valero Energy Corp 3.40%, 09/15/2026	993,337
		20,400,699
Financial — 22.21%
	American Express Credit Corp
1,000,000	1.88%, 11/05/2018	1,008,173
1,000,000	2.13%, 03/18/2019	1,016,287
	Bank of America Corp
1,000,000	1.75%, 06/05/2018	1,005,782
2,000,000	2.65%, 04/01/2019	2,043,722
2,000,000	2.25%, 04/21/2020	2,013,770
	Bank of Montreal
2,000,000	1.50%, 07/18/2019	1,993,106
1,000,000	1.90%, 08/27/2021	994,777
2,000,000	Bank of Nova Scotia 1.70%, 06/11/2018	2,009,060
1,000,000	Capital One NA 2.35%, 08/17/2018	1,012,170
	Citigroup Inc
2,000,000	1.70%, 04/27/2018	2,002,168
1,000,000	2.15%, 07/30/2018	1,008,865
2,000,000	2.05%, 06/07/2019	2,015,228
	Fifth Third Bank
1,000,000	2.15%, 08/20/2018	1,012,894
1,000,000	1.63%, 09/27/2019	999,431
	Goldman Sachs Group Inc
1,635,000	2.90%, 07/19/2018	1,673,736
1,000,000	1.73%, 10/23/2019(a)	1,005,418
	JPMorgan Chase & Co
2,000,000	1.70%, 03/01/2018	2,006,088
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$1,000,000	2.35%, 01/28/2019	$ 1,016,653
2,250,000	JPMorgan Chase Bank NA 1.65%, 09/23/2019	2,257,097
250,000	Lehman Brothers Holdings Inc Escrow Account(e)(f) 0.00%, 10/15/2020	18,875
	Morgan Stanley
1,000,000	6.63%, 04/01/2018	1,071,480
2,000,000	2.50%, 01/24/2019	2,037,918
2,000,000	PNC Financial Services Group Inc 1.85%, 07/20/2018	2,017,406
	Pricoa Global Funding I(b)
1,000,000	1.90%, 09/21/2018	1,012,465
2,000,000	1.45%, 09/13/2019	1,993,992
	Royal Bank of Canada
1,000,000	2.20%, 07/27/2018	1,014,072
570,000	2.15%, 03/15/2019	579,024
2,000,000	Wachovia Corp 5.75%, 02/01/2018	2,113,162
2,000,000	Wells Fargo Bank NA 1.75%, 05/24/2019	2,008,998
		41,961,817
Industrial — 7.48%
500,000	BAE Systems PLC(b) 3.50%, 10/11/2016	500,227
487,764	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019	514,592
1,000,000	Flowserve Corp 4.00%, 11/15/2023	1,046,080
2,000,000	JB Hunt Transport Services Inc 2.40%, 03/15/2019	2,018,730
2,000,000	John Deere Capital Corp 1.25%, 10/09/2019	1,986,906
2,070,000	Martin Marietta Materials Inc(a) 1.94%, 06/30/2017	2,075,013
3,000,000	Siemens Financieringsmaatschappij NV(b) 1.30%, 09/13/2019	2,983,845
84,247	Union Pacific Railroad Co 1999 Pass Through Trust 7.60%, 01/02/2020	93,775
2,554,000	Valmont Industries Inc 6.63%, 04/20/2020	2,909,065
		14,128,233
Technology — 3.71%
2,000,000	Activision Blizzard Inc(b) 2.30%, 09/15/2021	2,005,222
1,000,000	Diamond 1 Finance Corp / Diamond 2 Finance Corp(b) 3.48%, 06/01/2019	1,028,470
1,000,000	EMC Corp 1.88%, 06/01/2018	984,172
Principal Amount		Fair Value
Technology — (continued)
$3,000,000	Microsoft Corp 1.10%, 08/08/2019	$ 2,990,433
		7,008,297
Utilities — 3.74%
500,000	Commonwealth Edison Co 2.15%, 01/15/2019	507,850
500,000	Kentucky Power Co(b) 6.00%, 09/15/2017	520,882
2,000,000	ONE Gas Inc 2.07%, 02/01/2019	2,030,018
2,000,000	Public Service Electric and Gas Co 2.30%, 09/15/2018	2,043,016
1,959,570	Southern California Edison Co 1.85%, 02/01/2022	1,965,506
		7,067,272
TOTAL CORPORATE BONDS AND NOTES — 82.25% (Cost $154,886,787)		$155,357,944
MORTGAGE-BACKED SECURITIES
Non-Agency — 4.59%
6,866	CHL Mortgage Pass Through Trust(a) Series 2003-15 Class 1A1 1.03%, 06/25/2018	6,726
1,762,989	Citigroup Commercial Mortgage Trust Series 2015-GC35 Class A1 1.85%, 11/10/2048	1,771,308
2,000,000	Commercial Mortgage Trust Series 2014-CR17 Class A2 3.01%, 05/10/2047	2,066,088
279,953	GS Mortgage Securities Corp Trust Series 2013-GC14 Class A1 1.22%, 08/10/2046	279,704
997,386	Hilton USA Trust(a)(b) Series 2013-HLF Class AFL 1.52%, 11/05/2030	997,386
561,561	Towd Point Mortgage Trust(a)(b) Series 2015-2 Class A 2.75%, 11/25/2060	568,495
1,000,000	UBS-Barclays Commercial Mortgage Trust Series 2012-C3 Class A2 1.85%, 08/10/2049	1,004,083
1,977,601	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class A1 1.32%, 08/15/2049	1,969,505
		8,663,295
U.S. Government Agency — 1.35%
	Federal Home Loan Mortgage Corp Multifamily Mortgage Trust(a)(b)
	Series 2011-K704 Class B
1,000,000	4.69%, 10/25/2030	1,046,269
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2012-K501 Class B
$1,500,000	3.33%, 11/25/2046	$ 1,499,332
		2,545,601
TOTAL MORTGAGE-BACKED SECURITIES — 5.94% (Cost $11,151,740)		$ 11,208,896
SHORT TERM INVESTMENTS
Commercial Paper — 1.06%
2,000,000	Pentair Finance SA 1.52%, 11/07/2016	1,997,083
Repurchase Agreements — 2.59%
4,679,000	Repurchase agreement (principal amount/value $4,679,000 with a maturity value of $4,679,214) with Daiwa Capital Markets America Inc, 0.55%, dated 9/30/16 to be repurchased at $4,679,214 on 10/3/16 collateralized by U.S. Treasury securities, 0.88% - 1.75%, 8/15/17 - 12/31/20, with a value of $4,772,678.	4,679,000
10,763	Undivided interest of 0.03% in a repurchase agreement (principal amount/value $38,982,030 with a maturity value of $38,983,654) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 9/30/16 to be repurchased at $10,763 on 10/3/16 collateralized by various U.S. Government Agency securities, 2.14% - 6.00%, 3/1/26 - 9/1/46, with a value of $39,761,671.(g)	10,763
51,147	Undivided interest of 0.04% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Citigroup Global Markets Inc, 0.52%, dated 9/30/16 to be repurchased at $51,147 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 2/15/20 - 9/9/49, with a value of $142,882,771.(g)	51,147
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$51,147	Undivided interest of 0.04% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Daiwa Capital Markets America Inc, 0.52%, dated 9/30/16 to be repurchased at $51,147 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 10/13/16 - 9/9/49, with a value of $142,882,772.(g)
		$ 51,147
51,147	Undivided interest of 0.05% in a repurchase agreement (principal amount/value $97,866,782 with a maturity value of $97,870,534) with HSBC Securities (USA) Inc, 0.46%, dated 9/30/16 to be repurchased at $51,147 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.13%, 10/3/16 - 7/15/37, with a value of $99,824,451.(g)	51,147
51,146	Undivided interest of 0.21% in a repurchase agreement (principal amount/value $24,054,462 with a maturity value of $24,055,464) with BNP Paribas Securities Corp, 0.50%, dated 9/30/16 to be repurchased at $51,146 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 10/15/16 - 9/9/49, with a value of $24,535,551.(g)	51,146
		4,894,350
SHORT TERM INVESTMENTS — 3.65% (Cost $6,891,433)		$ 6,891,433
TOTAL INVESTMENTS — 102.88% (Cost $193,602,136)		$194,324,642
OTHER ASSETS & LIABILITIES, NET — (2.88)%		$ (5,433,338)
TOTAL NET ASSETS — 100.00%		$188,891,304
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2016, the aggregate cost and fair value of 144A securities was $28,931,495 and $29,071,889, respectively, representing 15.39% of net assets.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2016. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan at September 30, 2016.
(e)	Security in bankruptcy at September 30, 2016.
(f)	Security in default; some interest payments received during the last 12 months. At September 30, 2016, the aggregate cost and fair value of such securities was $0 and $18,875, respectively, representing 0.01% of net assets.
(g)	Collateral received for securities on loan.
LP	Limited Partnership
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

September 30, 2016

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:
Federal tax cost of investments	$193,602,166
Gross unrealized appreciation on investments	1,005,163
Gross unrealized depreciation on investments	(282,687)
Net unrealized appreciation on investments	$722,476

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.68%
3,090	Air Products & Chemicals Inc	$ 464,551
1,441	Albemarle Corp	123,191
17,170	Alcoa Inc	174,104
1,580	Allegheny Technologies Inc(a)	28,551
801	Ashland Global Holdings Inc	92,876
935	Cabot Corp	49,003
835	Carpenter Technology Corp	34,452
3,471	CF Industries Holdings Inc(a)	84,519
2,026	Commercial Metals Co	32,801
479	Compass Minerals International Inc(a)	35,302
950	Domtar Corp	35,273
15,726	Dow Chemical Co	815,079
1,970	Eastman Chemical Co	133,330
3,677	Ecolab Inc	447,564
12,297	EI du Pont de Nemours & Co	823,530
1,985	FMC Corp	95,955
17,149	Freeport-McMoRan Inc	186,238
1,174	International Flavors & Fragrances Inc	167,847
5,745	International Paper Co	275,645
4,725	LyondellBasell Industries NV Class A	381,118
601	Minerals Technologies Inc	42,485
6,169	Monsanto Co	630,472
4,976	Mosaic Co(a)	121,713
136	NewMarket Corp	58,388
7,390	Newmont Mining Corp	290,353
4,590	Nucor Corp	226,975
2,299	Olin Corp	47,175
1,230	PolyOne Corp	41,586
3,715	PPG Industries Inc	383,982
3,942	Praxair Inc	476,312
1,093	Reliance Steel & Aluminum Co	78,729
754	Royal Gold Inc	58,382
1,968	RPM International Inc	105,721
651	Sensient Technologies Corp	49,346
1,138	Sherwin-Williams Co	314,839
3,505	Steel Dynamics Inc	87,590
2,332	United States Steel Corp(a)	43,982
958	Valspar Corp	101,615
393	Worthington Industries Inc	18,876
		7,659,450
Communications — 12.67%
4,115	Alphabet Inc Class A(b)	3,308,707
4,124	Alphabet Inc Class C(b)	3,205,544
5,491	Amazon.com Inc(b)	4,597,669
829	AMC Networks Inc Class A(b)	42,992
2,656	ARRIS International PLC(b)	75,245
85,858	AT&T Inc	3,486,693
63	Cable One Inc	36,792
5,706	CBS Corp Class B	312,346
7,426	CenturyLink Inc	203,695
3,020	Charter Communications Inc Class A(b)	815,309
2,111	Ciena Corp(b)	46,020
70,195	Cisco Systems Inc	2,226,585
Shares		Fair Value
Communications — (continued)
33,528	Comcast Corp Class A	$ 2,224,248
688	Comscore Inc(b)	21,094
2,358	Discovery Communications Inc Class A(b)	63,477
2,918	Discovery Communications Inc Class C(b)	76,773
14,757	eBay Inc(b)	485,505
1,625	Expedia Inc	189,670
835	F5 Networks Inc(b)	104,074
32,419	Facebook Inc Class A(b)	4,158,385
530	FactSet Research Systems Inc	85,913
17,104	Frontier Communications Corp(a)	71,153
430	InterDigital Inc	34,056
5,366	Interpublic Group of Cos Inc	119,930
708	John Wiley & Sons Inc Class A	36,540
5,211	Juniper Networks Inc	125,377
4,242	Level 3 Communications Inc(b)	196,744
626	Meredith Corp	32,546
2,243	Motorola Solutions Inc	171,096
5,980	Netflix Inc(a)(b)	589,329
685	NeuStar Inc Class A(a)(b)	18,214
1,780	New York Times Co Class A	21,271
5,759	News Corp Class A	80,511
1,441	News Corp Class B(a)	20,491
3,221	Omnicom Group Inc	273,785
539	Plantronics Inc	28,006
687	Priceline Group Inc(b)	1,010,914
1,149	Scripps Networks Interactive Inc Class A	72,950
8,487	Symantec Corp	213,024
2,468	Tegna Inc	53,951
1,429	Telephone & Data Systems Inc	38,840
1,790	Time Inc	25,919
10,856	Time Warner Inc	864,246
1,707	TripAdvisor Inc(b)	107,848
14,815	Twenty-First Century Fox Inc Class A	358,819
6,402	Twenty-First Century Fox Inc Class B	158,386
1,258	VeriSign Inc(a)(b)	98,426
56,889	Verizon Communications Inc	2,957,090
4,817	Viacom Inc Class B	183,528
678	ViaSat Inc(b)	50,613
20,635	Walt Disney Co	1,916,166
563	WebMD Health Corp(a)(b)	27,981
12,343	Yahoo! Inc(b)	531,983
		36,256,469
Consumer, Cyclical — 9.48%
1,192	Abercrombie & Fitch Co Class A	18,941
999	Advance Auto Parts Inc	148,971
1,593	Alaska Air Group Inc	104,915
7,562	American Airlines Group Inc(a)	276,845
2,512	American Eagle Outfitters Inc(a)	44,864
2,363	Ascena Retail Group Inc(b)	13,209
727	AutoNation Inc(b)	35,412
414	AutoZone Inc(b)	318,093
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
2,066	Bed Bath & Beyond Inc	$ 89,065
3,789	Best Buy Co Inc	144,664
739	Big Lots Inc(a)	35,287
2,740	BorgWarner Inc	96,393
796	Brinker International Inc(a)	40,142
1,308	Brunswick Corp	63,804
269	Buffalo Wild Wings Inc(a)(b)	37,859
641	Cabela's Inc Class A(a)(b)	35,210
1,138	CalAtlantic Group Inc(a)	38,055
2,618	CarMax Inc(a)(b)	139,670
6,160	Carnival Corp	300,731
736	Carter's Inc	63,819
547	Casey's General Stores Inc	65,722
579	Cheesecake Factory Inc	28,985
1,769	Chico's FAS Inc	21,051
402	Chipotle Mexican Grill Inc(a)(b)	170,247
168	Churchill Downs Inc	24,587
1,429	Cinemark Holdings Inc	54,702
3,706	Coach Inc	135,491
1,170	Copart Inc(a)(b)	62,665
6,171	Costco Wholesale Corp	941,139
355	Cracker Barrel Old Country Store Inc(a)	46,938
1,160	CST Brands Inc	55,784
14,880	CVS Health Corp	1,324,171
2,563	Dana Holding Corp	39,957
1,705	Darden Restaurants Inc	104,551
478	Deckers Outdoor Corp(b)	28,465
3,807	Delphi Automotive PLC	271,515
10,390	Delta Air Lines Inc	408,950
1,085	Dick's Sporting Goods Inc	61,541
3,699	Dollar General Corp	258,893
3,390	Dollar Tree Inc(b)	267,573
640	Domino's Pizza Inc	97,184
4,683	DR Horton Inc	141,427
1,050	Dunkin' Brands Group Inc(a)	54,684
3,772	Fastenal Co(a)	157,594
1,989	Foot Locker Inc	134,695
54,462	Ford Motor Co	657,356
627	Fossil Group Inc(a)(b)	17,412
1,496	GameStop Corp Class A(a)	41,275
2,696	Gap Inc	59,959
19,663	General Motors Co	624,694
2,004	Genuine Parts Co	201,302
3,470	Goodyear Tire & Rubber Co	112,081
797	Guess? Inc	11,644
5,132	Hanesbrands Inc(a)	129,583
2,617	Harley-Davidson Inc(a)	137,628
1,024	Harman International Industries Inc	86,477
1,677	Hasbro Inc	133,036
812	Herman Miller Inc	23,223
508	HNI Corp	20,218
17,244	Home Depot Inc	2,218,958
424	HSN Inc	16,875
2,260	Ingram Micro Inc Class A	80,592
425	International Speedway Corp Class A	14,204
353	Jack in the Box Inc	33,867
5,104	JC Penney Co Inc(a)(b)	47,059
Shares		Fair Value
Consumer, Cyclical — (continued)
4,594	JetBlue Airways Corp(b)	$ 79,201
2,068	Kate Spade & Co(b)	35,425
1,482	KB Home	23,890
2,442	Kohl's Corp	106,838
3,255	L Brands Inc	230,356
1,662	Leggett & Platt Inc	75,754
2,774	Lennar Corp Class A	117,451
4,493	LKQ Corp(b)	159,322
12,207	Lowe's Cos Inc	881,468
4,190	Macy's Inc	155,240
4,442	Marriott International Inc Class A	299,066
4,847	Mattel Inc	146,767
11,910	McDonald's Corp	1,373,938
2,179	Michael Kors Holdings Ltd(b)	101,955
877	Mohawk Industries Inc(b)	175,698
465	MSC Industrial Direct Co Inc Class A(a)	34,136
6,905	Newell Brands Inc	363,617
18,818	NIKE Inc Class B	990,768
1,519	Nordstrom Inc(a)	78,806
53	NVR Inc(b)	86,913
6,641	Office Depot Inc	23,708
1,355	O'Reilly Automotive Inc(b)	379,549
5,080	PACCAR Inc	298,602
307	Panera Bread Co Class A(a)(b)	59,779
860	Polaris Industries Inc(a)	66,598
624	Pool Corp	58,981
4,010	PulteGroup Inc	80,360
1,170	PVH Corp	129,285
689	Ralph Lauren Corp	69,686
562	Restoration Hardware Holdings Inc(a)(b)	19,434
5,634	Ross Stores Inc	362,266
2,254	Royal Caribbean Cruises Ltd	168,937
1,800	Sally Beauty Holdings Inc(b)	46,224
626	Scotts Miracle-Gro Co Class A	52,127
1,135	Signet Jewelers Ltd	84,592
1,827	Skechers U.S.A. Inc Class A(b)	41,838
8,676	Southwest Airlines Co	337,410
9,424	Staples Inc	80,575
20,410	Starbucks Corp	1,104,997
8,009	Target Corp	550,058
596	Tempur Sealy International Inc(a)(b)	33,817
950	Texas Roadhouse Inc	37,079
721	Thor Industries Inc	61,069
1,591	Tiffany & Co(a)	115,554
9,301	TJX Cos Inc	695,529
1,798	Toll Brothers Inc(b)	53,688
1,616	Toro Co	75,694
1,791	Tractor Supply Co	120,624
2,181	Tri Pointe Group Inc(b)	28,746
661	Tupperware Brands Corp	43,210
785	Ulta Salon Cosmetics & Fragrance Inc(b)	186,814
2,652	Under Armour Inc Class A(a)(b)	102,579
2,670	Under Armour Inc Class C(b)	90,406
4,187	United Continental Holdings Inc(b)	219,692
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
1,240	Urban Outfitters Inc(b)	$ 42,805
4,582	VF Corp	256,821
906	Vista Outdoor Inc(b)	36,113
11,933	Walgreens Boots Alliance Inc	962,039
21,153	Wal-Mart Stores Inc	1,525,554
286	Watsco Inc	40,297
3,538	Wendy's Co	38,210
1,105	Whirlpool Corp	179,187
1,181	Williams-Sonoma Inc(a)	60,326
970	World Fuel Services Corp	44,872
730	WW Grainger Inc(a)	164,133
1,573	Wyndham Worldwide Corp	105,910
1,183	Wynn Resorts Ltd	115,248
5,286	Yum! Brands Inc	480,022
		27,119,556
Consumer, Non-Cyclical — 22.87%
725	Aaron's Inc(a)	18,430
20,351	Abbott Laboratories	860,644
22,728	AbbVie Inc	1,433,455
586	ABIOMED Inc(b)	75,348
4,874	Aetna Inc	562,703
1,114	Akorn Inc(b)	30,368
3,173	Alexion Pharmaceuticals Inc(b)	388,819
993	Align Technology Inc(b)	93,094
5,526	Allergan PLC(b)	1,272,693
27,268	Altria Group Inc	1,724,156
2,566	AmerisourceBergen Corp(a)	207,281
10,444	Amgen Inc	1,742,164
861	Amsurg Corp(a)(b)	57,730
3,614	Anthem Inc	452,870
8,120	Archer-Daniels-Midland Co	342,420
6,379	Automatic Data Processing Inc	562,628
1,274	Avery Dennison Corp	99,104
1,425	Avis Budget Group Inc(b)	48,749
7,171	Avon Products Inc	40,588
6,985	Baxter International Inc	332,486
2,944	Becton Dickinson & Co	529,125
3,091	Biogen Inc(b)	967,576
287	Bio-Rad Laboratories Inc Class A(b)	47,013
524	Bio-Techne Corp	57,378
133	Boston Beer Co Inc Class A(a)(b)	20,650
18,616	Boston Scientific Corp(b)	443,061
23,319	Bristol-Myers Squibb Co	1,257,360
2,585	Brown-Forman Corp Class B	122,632
2,787	Campbell Soup Co	152,449
4,362	Cardinal Health Inc	338,927
1,456	Catalent Inc(a)(b)	37,623
439	CEB Inc	23,912
10,805	Celgene Corp(b)	1,129,447
2,453	Centene Corp(b)	164,253
660	Charles River Laboratories International Inc(b)	55,004
3,536	Church & Dwight Co Inc	169,445
3,596	Cigna Corp	468,631
1,149	Cintas Corp	129,377
1,806	Clorox Co	226,075
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
54,212	Coca-Cola Co	$ 2,294,252
12,345	Colgate-Palmolive Co	915,258
1,699	Community Health Systems Inc(a)(b)	19,606
5,939	ConAgra Foods Inc	279,786
2,418	Constellation Brands Inc Class A	402,573
719	Cooper Cos Inc	128,888
1,207	CoreLogic Inc(b)	47,339
966	Coty Inc Class A	22,701
1,065	CR Bard Inc	238,858
8,370	Danaher Corp	656,124
2,259	DaVita HealthCare Partners Inc(b)	149,252
1,579	Dean Foods Co(a)	25,896
775	Deluxe Corp	51,786
3,284	Dentsply Sirona Inc	195,168
872	DeVry Education Group Inc(a)	20,108
2,485	Dr Pepper Snapple Group Inc	226,905
926	Edgewell Personal Care Co(b)	73,636
2,985	Edwards Lifesciences Corp(b)	359,872
13,557	Eli Lilly & Co	1,088,085
3,007	Endo International PLC(b)	60,591
1,653	Equifax Inc	222,461
3,116	Estee Lauder Cos Inc Class A	275,953
8,873	Express Scripts Holding Co(b)	625,813
2,512	Flowers Foods Inc(a)	37,981
575	FTI Consulting Inc(b)	25,622
1,240	Gartner Inc Class A(b)	109,678
8,260	General Mills Inc	527,649
18,417	Gilead Sciences Inc	1,457,153
2,248	Global Payments Inc	172,556
63	Graham Holdings Co Class B	30,326
2,812	H&R Block Inc	65,098
1,456	Hain Celestial Group Inc(b)	51,804
710	Halyard Health Inc(b)	24,609
4,238	HCA Holdings Inc(b)	320,520
304	Helen of Troy Ltd(b)	26,196
1,130	Henry Schein Inc(b)	184,167
1,993	Hershey Co	190,531
844	Hill-Rom Holdings Inc	52,311
3,959	Hologic Inc(b)	153,728
3,466	Hormel Foods Corp	131,465
2,026	Humana Inc	358,379
1,173	IDEXX Laboratories Inc(b)	132,232
2,051	Illumina Inc(b)	372,585
1,051	Ingredion Inc	139,846
549	Intuitive Surgical Inc(b)	397,932
1,634	JM Smucker Co	221,472
38,182	Johnson & Johnson	4,510,440
3,504	Kellogg Co	271,455
5,058	Kimberly-Clark Corp	638,016
8,315	Kraft Foods Group Inc	744,276
13,485	Kroger Co	400,235
1,349	Laboratory Corp of America Holdings(b)	185,461
269	Lancaster Colony Corp	35,532
616	LifePoint Health Inc(b)	36,486
594	LivaNova PLC(a)(b)	35,705
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,433	Live Nation Entertainment Inc(b)	$ 39,379
1,479	Mallinckrodt PLC(b)	103,205
854	ManpowerGroup Inc	61,710
544	MarketAxess Holdings Inc	90,081
1,540	McCormick & Co Inc	153,877
3,154	McKesson Corp	525,930
2,458	Mead Johnson Nutrition Co Class A	194,207
1,349	MEDNAX Inc(a)(b)	89,371
19,286	Medtronic PLC	1,666,310
38,592	Merck & Co Inc	2,408,527
597	Molina Healthcare Inc(b)	34,817
2,657	Molson Coors Brewing Co Class B	291,739
21,961	Mondelez International Inc Class A	964,088
1,919	Monster Beverage Corp(b)	281,728
2,258	Moody's Corp	244,496
6,613	Mylan NV(b)	252,088
4,793	Nielsen Holdings NV	256,761
747	NuVasive Inc(b)	49,795
814	Owens & Minor Inc	28,270
819	PAREXEL International Corp(b)	56,880
1,138	Patterson Cos Inc	52,280
15,559	PayPal Holdings Inc(b)	637,452
20,085	PepsiCo Inc	2,184,645
1,952	Perrigo Co PLC	180,228
84,653	Pfizer Inc	2,867,197
21,651	Philip Morris International Inc	2,104,910
996	Post Holdings Inc(a)(b)	76,861
792	Prestige Brands Holdings Inc(b)	38,230
37,245	Procter & Gamble Co	3,342,739
2,352	Quanta Services Inc(b)	65,832
1,925	Quest Diagnostics Inc	162,913
1,075	Regeneron Pharmaceuticals Inc(b)	432,172
1,790	ResMed Inc(a)	115,974
11,530	Reynolds American Inc	543,639
1,908	Robert Half International Inc	72,237
1,426	Rollins Inc	41,753
3,668	S&P Global Inc	464,222
2,762	Service Corp International	73,303
1,181	Snyder's-Lance Inc	39,658
428	Sotheby's (a)	16,273
2,158	Sprouts Farmers Market Inc(a)(b)	44,563
4,095	St Jude Medical Inc	326,617
1,203	STERIS Corp	87,939
4,336	Stryker Corp	504,754
7,179	Sysco Corp	351,843
621	Teleflex Inc(a)	104,359
750	Tenet Healthcare Corp(a)(b)	16,995
5,502	Thermo Fisher Scientific Inc	875,148
153	Tootsie Roll Industries Inc(a)	5,635
2,104	Total System Services Inc	99,204
866	TreeHouse Foods Inc(a)(b)	75,507
4,232	Tyson Foods Inc Class A	316,003
795	United Natural Foods Inc(b)	31,832
1,179	United Rentals Inc(b)	92,540
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
665	United Therapeutics Corp(b)	$ 78,523
13,292	UnitedHealth Group Inc	1,860,880
1,305	Universal Health Services Inc Class B	160,802
1,186	Varian Medical Systems Inc(b)	118,043
1,143	VCA Inc(b)	79,987
2,285	Verisk Analytics Inc Class A(b)	185,725
3,496	Vertex Pharmaceuticals Inc(b)	304,886
530	WellCare Health Plans Inc(b)	62,058
1,067	West Pharmaceutical Services Inc	79,492
6,281	Western Union Co(a)	130,770
547	WEX Inc(b)	59,125
2,291	WhiteWave Foods Co Class A(b)	124,699
4,317	Whole Foods Market Inc	122,387
2,854	Zimmer Biomet Holdings Inc	371,077
7,064	Zoetis Inc	367,399
		65,452,594
Diversified — 0.03%
4,934	Leucadia National Corp	93,943
Energy — 6.97%
7,679	Anadarko Petroleum Corp	486,542
5,227	Apache Corp	333,849
6,045	Baker Hughes Inc	305,091
6,838	Cabot Oil & Gas Corp	176,420
8,049	Chesapeake Energy Corp(a)(b)	50,467
26,329	Chevron Corp	2,709,781
1,389	Cimarex Energy Co	186,640
1,930	Concho Resources Inc(b)	265,086
17,285	ConocoPhillips	751,379
2,377	CONSOL Energy Inc	45,638
5,236	Denbury Resources Inc(a)(b)	16,912
7,074	Devon Energy Corp	312,034
1,038	Diamond Offshore Drilling Inc(a)	18,279
592	Dril-Quip Inc(b)	32,998
1,442	Energen Corp	83,232
3,700	Ensco PLC Class A	31,450
7,685	EOG Resources Inc	743,216
2,531	EQT Corp	183,801
57,871	Exxon Mobil Corp	5,050,981
1,078	First Solar Inc(a)(b)	42,570
3,323	FMC Technologies Inc(b)	98,593
1,752	Gulfport Energy Corp(b)	49,494
12,184	Halliburton Co	546,818
1,525	Helmerich & Payne Inc(a)	102,633
3,567	Hess Corp	191,263
2,775	HollyFrontier Corp	67,988
26,464	Kinder Morgan Inc	612,112
11,135	Marathon Oil Corp	176,044
7,182	Marathon Petroleum Corp	291,517
2,411	Murphy Oil Corp	73,294
624	Murphy USA Inc(b)	44,529
4,296	Nabors Industries Ltd	52,239
5,420	National Oilwell Varco Inc(a)	199,131
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Energy — (continued)
2,949	Newfield Exploration Co(b)	$ 128,164
3,890	Noble Corp PLC(a)	24,663
5,668	Noble Energy Inc	202,574
1,714	NOW Inc(b)	36,731
10,756	Occidental Petroleum Corp	784,328
1,379	Oceaneering International Inc	37,936
818	Oil States International Inc(b)	25,824
3,095	ONEOK Inc	159,052
1,272	Patterson-UTI Energy Inc	28,455
6,268	Phillips 66	504,888
2,420	Pioneer Natural Resources Co	449,273
2,661	QEP Resources Inc	51,969
2,387	Range Resources Corp	92,496
1,950	Rowan Cos PLC Class A	29,562
19,409	Schlumberger Ltd	1,526,324
1,023	SM Energy Co	39,467
7,042	Southwestern Energy Co(b)	97,461
9,826	Spectra Energy Corp	420,062
2,407	Superior Energy Services Inc	43,085
1,760	Tesoro Corp	140,026
5,033	Transocean Ltd(a)(b)	53,652
6,571	Valero Energy Corp	348,263
1,142	Western Refining Inc	30,217
9,211	Williams Cos Inc	283,054
4,914	WPX Energy Inc(b)	64,816
		19,934,363
Financial — 17.40%
788	Affiliated Managers Group Inc(b)	114,024
5,609	Aflac Inc	403,119
588	Alexander & Baldwin Inc	22,591
1,098	Alexandria Real Estate Equities Inc REIT	119,429
193	Alleghany Corp(b)	101,329
851	Alliance Data Systems Corp(b)	182,565
5,242	Allstate Corp	362,642
1,937	American Campus Communities Inc REIT	98,535
10,742	American Express Co	687,918
1,089	American Financial Group Inc	81,675
14,170	American International Group Inc	840,848
5,935	American Tower Corp REIT	672,614
2,239	Ameriprise Financial Inc	223,385
3,782	Aon PLC	425,437
2,199	Apartment Investment & Management Co REIT Class A	100,956
2,349	Arthur J Gallagher & Co	119,494
950	Aspen Insurance Holdings Ltd	44,261
2,340	Associated Banc-Corp	45,841
742	Assurant Inc	68,450
1,920	AvalonBay Communities Inc REIT	341,453
1,029	BancorpSouth Inc	23,873
142,419	Bank of America Corp	2,228,857
614	Bank of Hawaii Corp(a)	44,589
14,901	Bank of New York Mellon Corp	594,252
1,302	Bank of the Ozarks Inc	49,997
Shares		Fair Value
Financial — (continued)
11,541	BB&T Corp	$ 435,327
26,498	Berkshire Hathaway Inc Class B(b)	3,828,166
1,714	BlackRock Inc Class A	621,256
2,070	Boston Properties Inc REIT	282,120
1,676	Brown & Brown Inc	63,202
1,089	Camden Property Trust REIT	91,193
7,177	Capital One Financial Corp	515,524
1,210	Care Capital Properties Inc	34,485
1,089	Cathay General Bancorp	33,519
1,199	CBOE Holdings Inc	77,755
4,305	CBRE Group Inc Class A(b)	120,454
16,695	Charles Schwab Corp	527,061
976	Chemical Financial Corp	43,071
6,491	Chubb Ltd	815,594
2,001	Cincinnati Financial Corp	150,915
40,548	Citigroup Inc	1,915,082
6,912	Citizens Financial Group Inc	170,796
4,709	CME Group Inc	492,185
2,857	CNO Financial Group Inc	43,626
2,588	Comerica Inc	122,464
1,294	Commerce Bancshares Inc	63,742
1,927	Communications Sales & Leasing Inc REIT(b)	60,527
1,425	Corporate Office Properties Trust REIT	40,399
1,775	Corrections Corp of America REIT	24,619
4,731	Crown Castle International Corp REIT	445,708
851	Cullen/Frost Bankers Inc(a)	61,221
1,326	DCT Industrial Trust Inc REIT	64,377
2,107	Digital Realty Trust Inc REIT	204,632
5,630	Discover Financial Services	318,377
1,943	Douglas Emmett Inc REIT	71,172
5,025	Duke Realty Corp REIT	137,333
3,919	E*TRADE Financial Corp(b)	114,121
2,146	East West Bancorp Inc	78,780
1,324	Eaton Vance Corp	51,702
946	Education Realty Trust Inc REIT	40,810
898	Endurance Specialty Holdings Ltd	58,774
876	EPR Properties REIT	68,976
995	Equinix Inc REIT	358,449
1,487	Equity One Inc REIT	45,517
4,962	Equity Residential REIT	319,205
944	Essex Property Trust Inc REIT	210,229
624	Everest Re Group Ltd	118,541
1,805	Extra Space Storage Inc REIT	143,335
1,002	Federal Realty Investment Trust REIT	154,238
948	Federated Investors Inc Class B	28,089
10,530	Fifth Third Bancorp	215,444
1,654	First American Financial Corp	64,969
3,133	First Horizon National Corp	47,716
1,664	First Industrial Realty Trust Inc REIT	46,958
3,124	FNB Corp	38,425
4,991	Franklin Resources Inc	177,530
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
2,267	Fulton Financial Corp	$ 32,917
8,165	General Growth Properties Inc REIT	225,354
7,656	Genworth Financial Inc Class A(a)(b)	37,974
5,242	Goldman Sachs Group Inc	845,377
1,245	Hancock Holding Co	40,375
646	Hanover Insurance Group Inc	48,721
5,271	Hartford Financial Services Group Inc	225,704
6,545	HCP Inc REIT	248,383
1,504	Healthcare Realty Trust Inc REIT	51,226
1,516	Highwoods Properties Inc REIT	79,014
2,494	Hospitality Properties Trust REIT	74,122
10,788	Host Hotels & Resorts Inc REIT	167,969
15,701	Huntington Bancshares Inc	154,812
1,646	Intercontinental Exchange Inc	443,367
996	International Bancshares Corp	29,661
5,479	Invesco Ltd	171,328
3,489	Iron Mountain Inc REIT	130,942
2,045	Janus Capital Group Inc	28,650
643	Jones Lang LaSalle Inc	73,167
50,409	JPMorgan Chase & Co	3,356,735
766	Kemper Corp	30,119
14,241	KeyCorp	173,313
1,174	Kilroy Realty Corp REIT	81,417
5,513	Kimco Realty Corp REIT	159,601
1,164	Lamar Advertising Co REIT Class A	76,021
1,657	LaSalle Hotel Properties REIT	39,553
1,471	Legg Mason Inc	49,249
2,249	Liberty Property Trust REIT	90,747
532	Life Storage Inc	47,316
3,139	Lincoln National Corp	147,470
3,904	Loews Corp	160,650
2,123	M&T Bank Corp	246,480
1,549	Macerich Co REIT	125,268
1,461	Mack-Cali Realty Corp REIT	39,768
7,222	Marsh & McLennan Cos Inc	485,679
13,383	MasterCard Inc Class A	1,361,988
773	MB Financial Inc	29,405
3,618	Medical Properties Trust Inc REIT	53,438
627	Mercury General Corp	34,391
15,336	MetLife Inc	681,378
982	Mid-America Apartment Communities Inc REIT	92,298
20,545	Morgan Stanley	658,673
1,446	NASDAQ OMX Group Inc	97,663
2,132	National Retail Properties Inc REIT	108,412
4,468	Navient Corp	64,652
7,363	New York Community Bancorp Inc(a)	104,775
3,079	Northern Trust Corp	209,341
3,636	Old Republic International Corp(a)	64,066
Shares		Fair Value
Financial — (continued)
2,385	Omega Healthcare Investors Inc REIT(a)	$ 84,548
1,562	PacWest Bancorp	67,025
4,281	People's United Financial Inc	67,725
6,768	PNC Financial Services Group Inc	609,729
796	Post Properties Inc REIT	52,639
704	Potlatch Corp REIT	27,379
701	Primerica Inc	37,174
3,589	Principal Financial Group Inc(a)	184,869
1,181	PrivateBancorp Inc	54,232
8,021	Progressive Corp	252,662
7,188	Prologis Inc REIT	384,846
974	Prosperity Bancshares Inc	53,463
6,140	Prudential Financial Inc	501,331
2,126	Public Storage REIT	474,396
1,807	Raymond James Financial Inc	105,185
2,019	Rayonier Inc REIT	53,584
3,518	Realty Income Corp REIT	235,460
1,415	Regency Centers Corp REIT	109,648
16,795	Regions Financial Corp	165,767
817	Reinsurance Group of America Inc	88,187
642	RenaissanceRe Holdings Ltd	77,143
2,045	SEI Investments Co	93,272
2,915	Senior Housing Properties Trust REIT	66,200
732	Signature Bank(b)	86,705
4,385	Simon Property Group Inc REIT	907,739
1,358	SL Green Realty Corp REIT	146,800
5,836	SLM Corp(b)	43,595
5,232	State Street Corp	364,304
999	Stifel Financial Corp(b)	38,412
6,871	SunTrust Banks Inc	300,950
781	SVB Financial Group(b)	86,332
11,296	Synchrony Financial	316,288
1,929	Synovus Financial Corp	62,750
3,424	T Rowe Price Group Inc	227,696
1,486	Tanger Factory Outlet Centers Inc REIT	57,895
942	Taubman Centers Inc REIT	70,094
2,477	TCF Financial Corp	35,941
1,465	Torchmark Corp	93,599
4,004	Travelers Cos Inc Class A	458,658
915	Trustmark Corp	25,217
3,824	UDR Inc REIT	137,626
3,552	Umpqua Holdings Corp	53,458
2,986	Unum Group	105,436
1,331	Urban Edge Properties REIT	37,454
22,389	US Bancorp	960,264
2,864	Valley National Bancorp	27,867
4,852	Ventas Inc REIT	342,697
26,327	Visa Inc Class A	2,177,243
2,356	Vornado Realty Trust REIT	238,451
1,054	Waddell & Reed Financial Inc Class A(a)	19,141
1,323	Washington Federal Inc	35,298
2,520	Washington Prime Group Inc	31,198
1,487	Webster Financial Corp	56,521
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
1,582	Weingarten Realty Investors REIT	$ 61,666
63,375	Wells Fargo & Co	2,806,245
5,128	Welltower Inc REIT	383,421
10,630	Weyerhaeuser Co REIT	339,522
1,764	Willis Towers Watson PLC	234,206
1,618	WisdomTree Investments Inc(a)	16,649
1,513	WR Berkley Corp	87,391
3,926	XL Group Ltd	132,031
2,955	Zions Bancorporation	91,664
		49,779,661
Industrial — 10.29%
8,435	3M Co	1,486,500
597	Acuity Brands Inc	157,966
2,329	AECOM (b)	69,241
1,124	AGCO Corp	55,436
4,413	Agilent Technologies Inc	207,808
1,356	Allegion PLC	93,442
3,037	AMETEK Inc	145,108
4,447	Amphenol Corp Class A	288,699
914	AO Smith Corp	90,294
730	AptarGroup Inc	56,509
1,170	Arrow Electronics Inc(b)	74,845
1,871	Avnet Inc	76,823
1,560	B/E Aerospace Inc	80,590
2,486	Ball Corp	203,728
694	Belden Inc	47,879
1,391	Bemis Co Inc	70,955
8,097	Boeing Co	1,066,699
981	Carlisle Cos Inc	100,621
8,154	Caterpillar Inc	723,831
1,878	CH Robinson Worldwide Inc	132,324
696	CLARCOR Inc	45,240
770	Clean Harbors Inc(b)	36,945
1,133	Cognex Corp	59,890
14,286	Corning Inc	337,864
761	Crane Co	47,951
1,553	Cree Inc(a)(b)	39,943
13,368	CSX Corp	407,724
2,177	Cummins Inc	278,983
669	Curtiss-Wright Corp	60,953
4,082	Deere & Co(a)	348,399
1,941	Donaldson Co Inc(a)	72,458
2,069	Dover Corp	152,361
468	Dycom Industries Inc(b)	38,273
750	Eagle Materials Inc	57,975
6,489	Eaton Corp PLC	426,392
932	EMCOR Group Inc	55,566
8,894	Emerson Electric Co	484,812
926	Energizer Holdings Inc(a)	46,263
635	EnerSys	43,936
449	Esterline Technologies Corp(b)	34,142
2,527	Expeditors International of Washington Inc	130,191
3,383	FedEx Corp	590,942
2,174	FLIR Systems Inc	68,307
1,599	Flowserve Corp(a)	77,136
2,100	Fluor Corp	107,772
Shares		Fair Value
Industrial — (continued)
4,315	Fortive Corp	$ 219,633
2,109	Fortune Brands Home & Security Inc	122,533
1,725	Garmin Ltd	82,990
671	GATX Corp	29,893
4,003	General Dynamics Corp	621,105
125,064	General Electric Co	3,704,396
812	Genesee & Wyoming Inc Class A(b)	55,987
4,144	Gentex Corp	72,769
638	Graco Inc	47,212
518	Granite Construction Inc	25,765
480	Greif Inc Class A	23,803
1,667	Harris Corp	152,714
10,619	Honeywell International Inc	1,238,069
658	Hubbell Inc	70,893
619	Huntington Ingalls Industries Inc Class A	94,967
1,071	IDEX Corp	100,213
4,382	Illinois Tool Works Inc	525,139
3,549	Ingersoll-Rand PLC	241,119
1,203	ITT Inc	43,116
2,701	Jabil Circuit Inc	58,936
1,701	Jacobs Engineering Group Inc(b)	87,976
1,103	JB Hunt Transport Services Inc	89,497
13,309	Johnson Controls International PLC	619,268
1,550	Joy Global Inc	42,997
1,434	Kansas City Southern	133,821
2,215	KBR Inc	33,513
1,354	Kennametal Inc	39,293
2,574	Keysight Technologies Inc(b)	81,570
883	Kirby Corp(b)	54,887
780	KLX Inc(b)	27,456
1,450	Knowles Corp(a)(b)	20,372
1,004	L-3 Communications Holdings Inc	151,333
627	Landstar System Inc	42,686
599	Lennox International Inc(a)	94,061
1,020	Lincoln Electric Holdings Inc	63,872
3,518	Lockheed Martin Corp	843,335
1,824	Louisiana-Pacific Corp(b)	34,346
882	Martin Marietta Materials Inc	157,975
4,881	Masco Corp	167,467
364	Mettler-Toledo International Inc(b)	152,818
407	MSA Safety Inc	23,622
1,550	National Instruments Corp	44,020
636	Nordson Corp	63,365
4,086	Norfolk Southern Corp	396,587
2,526	Northrop Grumman Corp	540,438
1,055	Old Dominion Freight Line Inc(b)	72,384
862	Orbital ATK Inc	65,710
1,060	Oshkosh Corp	59,360
2,552	Owens-Illinois Inc(b)	46,931
1,201	Packaging Corp of America	97,593
1,951	Parker-Hannifin Corp	244,909
2,226	Pentair PLC	142,998
1,366	PerkinElmer Inc	76,646
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Industrial — (continued)
4,181	Raytheon Co	$ 569,160
667	Regal Beloit Corp	39,680
3,204	Republic Services Inc	161,642
1,757	Rockwell Automation Inc	214,951
1,733	Rockwell Collins Inc	146,161
1,459	Roper Technologies Inc	266,224
756	Ryder System Inc	49,858
2,927	Sealed Air Corp	134,115
652	Silgan Holdings Inc	32,985
832	Snap-on Inc	126,431
1,541	Sonoco Products Co	81,411
2,032	Stanley Black & Decker Inc	249,895
1,262	Stericycle Inc(b)	101,137
5,004	TE Connectivity Ltd	322,157
432	Tech Data Corp(b)	36,595
547	Teledyne Technologies Inc(b)	59,038
1,672	Terex Corp	42,486
3,941	Textron Inc	156,655
881	Timken Co	30,958
710	TransDigm Group Inc(a)(b)	205,275
3,449	Trimble Navigation Ltd(b)	98,503
2,112	Trinity Industries Inc	51,068
756	Triumph Group Inc	21,077
11,624	Union Pacific Corp	1,133,689
9,593	United Parcel Service Inc Class B	1,049,090
10,863	United Technologies Corp	1,103,681
326	Valmont Industries Inc	43,870
2,302	Vishay Intertechnology Inc(a)	32,435
1,761	Vulcan Materials Co	200,279
1,148	Wabtec Corp(a)	93,734
5,666	Waste Management Inc	361,264
1,080	Waters Corp(b)	171,169
869	Werner Enterprises Inc(a)	20,222
3,356	Westrock Co	162,699
753	Woodward Inc	47,047
2,665	Xylem Inc	139,779
765	Zebra Technologies Corp Class A(b)	53,252
		29,433,746
Technology — 13.07%
1,655	3D Systems Corp(a)(b)	29,707
8,618	Accenture PLC Class A	1,052,861
1,561	ACI Worldwide Inc(b)	30,252
9,734	Activision Blizzard Inc	431,216
1,348	Acxiom Corp(b)	35,924
7,015	Adobe Systems Inc(b)	761,408
10,948	Advanced Micro Devices Inc(b)	75,651
2,586	Akamai Technologies Inc(b)	137,032
3,103	Allscripts Healthcare Solutions Inc(b)	40,867
4,270	Analog Devices Inc	275,201
1,130	ANSYS Inc(b)	104,649
75,202	Apple Inc	8,501,586
15,183	Applied Materials Inc	457,767
2,744	Autodesk Inc(b)	198,474
5,553	Broadcom Ltd	958,004
Shares		Fair Value
Technology — (continued)
1,558	Broadridge Financial Solutions Inc	$ 105,617
5,814	Brocade Communications Systems Inc	53,663
4,442	CA Inc	146,941
3,737	Cadence Design Systems Inc(b)	95,406
2,135	CDK Global Inc	122,464
4,047	Cerner Corp(b)	249,902
896	Cirrus Logic Inc(b)	47,622
2,108	Citrix Systems Inc(b)	179,644
8,419	Cognizant Technology Solutions Corp Class A(b)	401,670
678	CommVault Systems Inc(b)	36,022
2,055	Computer Sciences Corp	107,292
1,512	Convergys Corp(a)	45,995
2,055	CSRA Inc	55,280
4,695	Cypress Semiconductor Corp	57,091
782	Diebold Inc	19,386
474	DST Systems Inc	55,894
545	Dun & Bradstreet Corp	74,458
4,205	Electronic Arts Inc(b)	359,107
404	Fair Isaac Corp	50,334
4,678	Fidelity National Information Services Inc	360,346
3,112	Fiserv Inc(b)	309,551
1,768	Fortinet Inc(b)	65,292
23,361	Hewlett Packard Enterprise Co	531,463
23,553	HP Inc	365,778
1,976	Integrated Device Technology Inc(b)	45,646
66,026	Intel Corp	2,492,481
12,139	International Business Machines Corp	1,928,280
1,672	Intersil Corp Class A	36,667
3,380	Intuit Inc	371,834
538	IPG Photonics Corp(a)(b)	44,304
664	j2 Global Inc	44,229
1,159	Jack Henry & Associates Inc	99,152
2,050	KLA-Tencor Corp	142,906
2,198	Lam Research Corp(a)	208,173
1,782	Leidos Holdings Inc	77,125
857	Lexmark International Inc Class A	34,246
3,481	Linear Technology Corp	206,388
1,098	Manhattan Associates Inc(b)	63,267
986	MAXIMUS Inc	55,768
1,343	Mentor Graphics Corp	35,509
3,053	Microchip Technology Inc(a)	189,713
13,897	Micron Technology Inc(b)	247,089
1,626	Microsemi Corp(b)	68,259
108,753	Microsoft Corp	6,264,173
587	Monolithic Power Systems Inc	47,254
1,146	MSCI Inc Class A	96,195
1,910	NCR Corp(b)	61,483
3,686	NetApp Inc	132,033
1,393	NetScout Systems Inc(b)	40,745
7,317	NVIDIA Corp(a)	501,361
42,002	Oracle Corp	1,649,839
4,295	Paychex Inc	248,552
2,812	Pitney Bowes Inc	51,066
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Technology — (continued)
1,706	PTC Inc(b)	$ 75,593
1,667	Qorvo Inc(b)	92,919
20,521	QUALCOMM Inc	1,405,688
1,219	Rackspace Hosting Inc(b)	38,630
2,518	Red Hat Inc(b)	203,530
9,105	Salesforce.com Inc(b)	649,460
713	Science Applications International Corp	49,461
3,949	Seagate Technology PLC(a)	152,234
576	Silicon Laboratories Inc(b)	33,869
2,555	Skyworks Solutions Inc	194,538
546	Synaptics Inc(b)	31,985
420	SYNNEX Corp	47,926
2,096	Synopsys Inc(b)	124,398
2,020	Teradata Corp(b)	62,620
2,873	Teradyne Inc	61,999
13,940	Texas Instruments Inc	978,309
502	Tyler Technologies Inc(b)	85,957
354	Ultimate Software Group Inc(b)	72,354
1,714	VeriFone Systems Inc(b)	26,978
4,086	Western Digital Corp	238,908
11,199	Xerox Corp	113,446
3,524	Xilinx Inc	191,494
		37,402,850
Utilities — 3.41%
9,506	AES Corp	122,152
3,019	Alliant Energy Corp	115,658
3,543	Ameren Corp	174,245
6,781	American Electric Power Co Inc	435,408
2,441	American Water Works Co Inc	182,684
2,104	Aqua America Inc	64,130
1,451	Atmos Energy Corp	108,056
660	Black Hills Corp(a)	40,405
6,255	CenterPoint Energy Inc	145,304
3,990	CMS Energy Corp	167,620
4,239	Consolidated Edison Inc	319,197
8,733	Dominion Resources Inc	648,600
2,475	DTE Energy Co	231,833
9,705	Duke Energy Corp	776,788
4,556	Edison International	329,171
2,437	Entergy Corp	186,991
4,299	Eversource Energy	232,920
12,691	Exelon Corp	422,483
5,850	FirstEnergy Corp	193,518
2,302	Great Plains Energy Inc	62,822
1,536	Hawaiian Electric Industries Inc	45,850
691	IDACORP Inc	54,091
2,256	MDU Resources Group Inc	57,393
1,179	National Fuel Gas Co(a)	63,749
1,282	New Jersey Resources Corp	42,126
6,503	NextEra Energy Inc	795,447
4,698	NiSource Inc	113,269
683	NorthWestern Corp	39,293
3,682	NRG Energy Inc	41,275
2,444	OGE Energy Corp	77,279
849	ONE Gas Inc	52,502
7,115	PG&E Corp	435,225
Shares		Fair Value
Utilities — (continued)
1,614	Pinnacle West Capital Corp	$ 122,648
1,313	PNM Resources Inc	42,961
9,729	PPL Corp	336,331
7,040	Public Service Enterprise Group Inc	294,765
2,069	SCANA Corp	149,734
3,565	Sempra Energy	382,132
13,581	Southern Co	696,705
717	Southwest Gas Corp	50,090
1,256	Talen Energy Corp(a)(b)	17,396
2,473	UGI Corp	111,878
1,172	Vectren Corp	58,834
4,394	WEC Energy Group Inc	263,113
2,035	Westar Energy Inc	115,486
803	WGL Holdings Inc	50,348
7,005	Xcel Energy Inc	288,186
		9,758,091
TOTAL COMMON STOCK — 98.87% (Cost $159,570,755)		$282,890,723
Principal Amount
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 1.08%
$3,100,000	International Bank for Reconstruction & Development 0.10%, 10/03/2016	$ 3,099,982
Repurchase Agreements — 2.76%
395,096	Undivided interest of 1.01% in a repurchase agreement (principal amount/value $38,982,030 with a maturity value of $38,983,654) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 9/30/16 to be repurchased at $395,096 on 10/3/16 collateralized by various U.S. Government Agency securities, 2.14% - 6.00%, 3/1/26 - 9/1/46, with a value of $39,761,671.(c)	395,096
1,877,209	Undivided interest of 1.34% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Citigroup Global Markets Inc, 0.52%, dated 9/30/16 to be repurchased at $1,877,209 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 2/15/20 - 9/9/49, with a value of $142,882,772.(c)	1,877,209
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,877,209	Undivided interest of 1.34% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Daiwa Capital Markets America Inc, 0.52%, dated 9/30/16 to be repurchased at $1,877,209 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 10/13/16 - 9/9/49, with a value of $142,882,772.(c)
		$ 1,877,209
1,877,209	Undivided interest of 1.81% in a repurchase agreement (principal amount/value $103,823,677 with a maturity value of $103,827,743) with Scotia Capital (USA) Inc, 0.47%, dated 9/30/16 to be repurchased at $1,877,209 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 5.50%, 2/1/21 - 8/1/46, with a value of $105,904,298.(c)	1,877,209
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$1,877,209	Undivided interest of 1.92% in a repurchase agreement (principal amount/value $97,866,782 with a maturity value of $97,870,534) with HSBC Securities (USA) Inc, 0.46%, dated 9/30/16 to be repurchased at $1,877,209 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.13%, 10/3/16 - 7/15/37, with a value of $99,824,451.(c)
$ 1,877,209
7,903,932
SHORT TERM INVESTMENTS — 3.84% (Cost $11,003,914)	$ 11,003,914
TOTAL INVESTMENTS — 102.71% (Cost $170,574,669)	$293,894,637
OTHER ASSETS & LIABILITIES, NET — (2.71)%	$ (7,767,728)
TOTAL NET ASSETS — 100.00%	$286,126,909
(a)	All or a portion of the security is on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 30, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
S&P 500® Emini Long Futures	36	USD	3,888,720	December 2016	$52,470
S&P Mid 400® Emini Long Futures	2	USD	309,920	December 2016	4,160
				Net Appreciation	$56,630
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 30, 2016

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 282,890,723	$ —	$ —	$ 282,890,723
Short Term Investments	—	11,003,914	—	11,003,914
Total investments, at fair value:	282,890,723	11,003,914	0	293,894,637
Other Financial Investments:
Futures Contracts(a)	56,630	—	—	56,630
Total Assets	$ 282,947,353	$ 11,003,914	$ 0	$ 293,951,267
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:
Federal tax cost of investments	$177,381,040
Gross unrealized appreciation on investments	134,437,515
Gross unrealized depreciation on investments	(17,923,918)
Net unrealized appreciation on investments	$116,513,597

September 30, 2016

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 44 futures contracts for the reporting period.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
CORPORATE BONDS AND NOTES
Consumer, Non-Cyclical — 0.04%
	Valeant Pharmaceuticals International(a)
$ 75,000	7.00%, 10/01/2020	$ 72,750
94,000	6.38%, 10/15/2020	88,125
172,000	Valeant Pharmaceuticals International Escrow Inc(a) 5.88%, 05/15/2023	148,350
		309,225
Technology — 0.17%
1,225,000	Western Digital Corp(a) 10.50%, 04/01/2024	1,421,000
TOTAL CORPORATE BONDS AND NOTES — 0.21% (Cost $1,516,563)		$ 1,730,225
Shares
COMMON STOCK
Basic Materials — 3.91%
205,800	CF Industries Holdings Inc(b)	$ 5,011,230
184,000	EI du Pont de Nemours & Co	12,322,480
193,183	International Paper Co	9,268,920
109,500	Nucor Corp	5,414,775
		32,017,405
Communications — 7.90%
148,571	CenturyLink Inc	4,075,303
333,800	Cisco Systems Inc	10,588,136
146,300	Comcast Corp Class A	9,705,542
497,600	News Corp Class A	6,956,448
292,736	Telefonica SA(c)	2,960,468
12,333	Time Warner Inc	981,830
388,100	Twenty-First Century Fox Inc Class B	9,601,594
245,292	Verizon Communications Inc	12,750,278
945,291	Vodafone Group PLC(c)	2,710,398
46,200	Walt Disney Co	4,290,132
		64,620,129
Consumer, Cyclical — 5.98%
113,200	Carnival Corp	5,526,424
111,631	General Motors Co	3,546,517
158,500	Kohl's Corp	6,934,375
169,100	Las Vegas Sands Corp(b)	9,730,014
124,100	Macy's Inc	4,597,905
260,400	Mattel Inc	7,884,912
63,800	Southwest Airlines Co	2,481,182
78,900	Staples Inc	674,595
Shares		Fair Value
Consumer, Cyclical — (continued)
104,600	Wal-Mart Stores Inc	$ 7,543,752
		48,919,676
Consumer, Non-Cyclical — 13.68%
78,787	Anthem Inc	9,872,799
227,200	Archer-Daniels-Midland Co	9,581,024
309,900	Avon Products Inc	1,754,034
37,100	Becton Dickinson & Co	6,667,983
116,600	Bristol-Myers Squibb Co	6,287,072
169,744	Coty Inc Class A	3,988,984
183,128	Diageo PLC(c)	5,244,225
53,600	Gilead Sciences Inc	4,240,832
229,016	GlaxoSmithKline PLC(c)	4,876,196
126,400	Johnson & Johnson	14,931,632
58,900	Kellogg Co	4,562,983
8,100	McCormick & Co Inc	809,352
28,100	Medtronic PLC	2,427,840
125,200	Merck & Co Inc	7,813,732
87,900	PepsiCo Inc	9,560,883
516,788	Pfizer Inc	17,503,610
18,400	Philip Morris International Inc	1,788,848
		111,912,029
Energy — 11.00%
13,200	Anadarko Petroleum Corp	836,352
139,341	Apache Corp	8,899,710
213,200	Canadian Natural Resources Ltd	6,830,928
83,044	Chevron Corp	8,546,888
36,320	EQT Corp	2,637,558
240,896	Exxon Mobil Corp	21,025,403
145,000	Hess Corp	7,774,900
80,300	Occidental Petroleum Corp	5,855,476
6,396	PrairieSky Royalty Ltd(b)	131,470
261,100	Royal Dutch Shell PLC Sponsored ADR	13,073,277
13,100	Targa Resources Corp	643,341
288,001	Total SA(c)	13,697,566
		89,952,869
Financial — 23.59%
166,800	American Express Co	10,681,872
102,300	Ameriprise Financial Inc	10,206,471
451,337	Bank of America Corp	7,063,424
159,100	Bank of New York Mellon Corp	6,344,908
11,922	Chubb Ltd	1,497,999
216,700	Citigroup Inc	10,234,741
64,800	Equity Residential REIT	4,168,584
275,100	Fifth Third Bancorp	5,628,546
370,405	JPMorgan Chase & Co	24,665,269
344,200	KeyCorp	4,188,914
309,800	Loews Corp	12,748,270
146,800	Marsh & McLennan Cos Inc	9,872,300
278,400	MetLife Inc	12,369,312
433,500	Morgan Stanley	13,898,010
144,600	Northern Trust Corp	9,831,354
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
239,700	Och-Ziff Capital Management Group LLC LP(b)	$ 1,040,298
65,100	PNC Financial Services Group Inc	5,864,859
191,800	Rayonier Inc REIT	5,090,372
1,226,273	Royal Bank of Scotland Group PLC(c)(d)	2,837,305
162,200	State Street Corp	11,293,986
56,900	US Bancorp	2,440,441
197,000	Wells Fargo & Co	8,723,160
222,513	Weyerhaeuser Co REIT	7,107,065
22,121	Willis Towers Watson PLC	2,937,005
65,100	XL Group Ltd	2,189,313
		192,923,778
Industrial — 14.94%
117,400	Boeing Co	15,466,276
7,700	Canadian Pacific Railway Ltd(b)	1,175,790
39,600	Cummins Inc	5,074,740
39,100	Deere & Co(b)	3,337,185
160,200	Emerson Electric Co	8,732,502
91,456	Flowserve Corp(b)	4,411,837
526,400	General Electric Co	15,591,968
118,800	Harris Corp	10,883,268
72,900	Illinois Tool Works Inc	8,736,336
337,480	Johnson Controls International PLC	15,702,945
7,500	Norfolk Southern Corp	727,950
87,000	Pentair PLC	5,588,880
48,800	TE Connectivity Ltd(b)	3,141,744
72,500	Union Pacific Corp	7,070,925
66,900	United Parcel Service Inc Class B	7,316,184
17,300	United Technologies Corp	1,757,680
56,900	Vulcan Materials Co	6,471,237
20,664	Westrock Co	1,001,791
		122,189,238
Technology — 8.10%
105,800	Analog Devices Inc	6,818,810
27,100	Apple Inc	3,063,655
335,300	Applied Materials Inc	10,109,295
41,800	CA Inc	1,382,744
299,200	Microsoft Corp	17,233,920
163,800	QUALCOMM Inc	11,220,300
135,300	Texas Instruments Inc	9,495,354
119,300	Western Digital Corp	6,975,471
		66,299,549
Utilities — 7.85%
724,900	AES Corp	9,314,965
105,100	Edison International	7,593,475
66,957	Entergy Corp	5,137,610
218,600	Exelon Corp	7,277,194
230,810	FirstEnergy Corp	7,635,195
7,858	Great Plains Energy Inc	214,445
405,700	NiSource Inc	9,781,427
Shares		Fair Value
Utilities — (continued)
175,500	PG&E Corp	$ 10,735,335
157,900	Xcel Energy Inc	6,496,006
		64,185,652
TOTAL COMMON STOCK — 96.95% (Cost $675,389,673)		$ 793,020,325
PREFERRED STOCK
Utilities — 0.83%
21,931	DTE Energy Co(d)	1,140,412
24,895	Great Plains Energy Inc(d)	1,281,844
88,445	NextEra Energy Inc(d)	4,379,796
TOTAL PREFERRED STOCK — 0.83% (Cost $6,667,483)		$ 6,802,052
Principal Amount
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 2.03%
$16,600,000	International Bank for Reconstruction & Development 0.10%, 10/03/2016	$ 16,599,908
Repurchase Agreements — 2.00%
3,883,211	Undivided interest of 16.15% in a repurchase agreement (principal amount/value $24,054,462 with a maturity value of $24,055,464) with BNP Paribas Securities Corp, 0.50%, dated 9/30/16 to be repurchased at $3,883,211 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 10/15/16 - 9/9/49, with a value of $24,535,551.(e)	3,883,211
817,362	Undivided interest of 2.10% in a repurchase agreement (principal amount/value $38,982,030 with a maturity value of $38,983,654) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 9/30/16 to be repurchased at $817,362 on 10/3/16 collateralized by various U.S. Government Agency securities, 2.14% - 6.00%, 3/1/26 - 9/1/46, with a value of $39,761,671.(e)	817,362
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,883,211	Undivided interest of 2.77% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Citigroup Global Markets Inc, 0.52%, dated 9/30/16 to be repurchased at $3,883,211 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 2/15/20 - 9/9/49, with a value of $142,882,771.(e)
		$ 3,883,211
3,883,211	Undivided interest of 2.77% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Daiwa Capital Markets America Inc, 0.52%, dated 9/30/16 to be repurchased at $3,883,211 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 10/13/16 - 9/9/49, with a value of $142,882,772.(e)	3,883,211
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$3,883,211	Undivided interest of 3.97% in a repurchase agreement (principal amount/value $97,866,782 with a maturity value of $97,870,534) with HSBC Securities (USA) Inc, 0.46%, dated 9/30/16 to be repurchased at $3,883,211 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.13%, 10/3/16 - 7/15/37, with a value of $99,824,451.(e)
$ 3,883,211
16,350,206
SHORT TERM INVESTMENTS — 4.03% (Cost $32,950,114)	$ 32,950,114
TOTAL INVESTMENTS — 102.02% (Cost $716,523,833)	$ 834,502,716
OTHER ASSETS & LIABILITIES, NET — (2.02)%	$ (16,523,534)
TOTAL NET ASSETS — 100.00%	$ 817,979,182
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2016, the aggregate cost and fair value of 144A securities was $1,516,563 and $1,730,225, respectively, representing 0.21% of net assets.
(b)	All or a portion of the security is on loan at September 30, 2016.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Non-income producing security.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2016

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Corporate Bonds and Notes	$ —	$ 1,730,225	$ —	$ 1,730,225
Common Stock	760,694,168	32,326,157	—	793,020,325
Preferred Stock	1,281,844	5,520,208	—	6,802,052
Short Term Investments	—	32,950,114	—	32,950,114
Total Assets	$ 761,976,012	$ 72,526,704	$ 0	$ 834,502,716
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2016

Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:
Federal tax cost of investments	$720,418,092
Gross unrealized appreciation on investments	152,691,070
Gross unrealized depreciation on investments	(38,606,446)
Net unrealized appreciation on investments	$114,084,624

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.26%
75,900	Air Products & Chemicals Inc	$ 10,462,056
59,900	Ashland Global Holdings Inc	6,945,405
98,200	Franco-Nevada Corp(a)	6,861,234
175,100	RPM International Inc	9,406,372
99,000	Valvoline Inc(b)	2,325,510
		36,000,577
Communications — 4.35%
232,000	DigitalGlobe Inc(b)	6,380,000
25,800	FactSet Research Systems Inc	4,182,180
117,100	Match Group Inc(a)(b)	2,083,209
13,239	Palo Alto Networks Inc(b)	2,109,370
264,000	T-Mobile US Inc(b)	12,334,080
67,100	TripAdvisor Inc(b)	4,239,378
165,366	VeriSign Inc(a)(b)	12,938,236
41,000	Zillow Group Inc Class A(a)(b)	1,412,450
69,900	Zillow Group Inc Class C(a)(b)	2,422,035
		48,100,938
Consumer, Cyclical — 15.76%
22,200	AutoZone Inc(b)	17,057,148
75,000	BorgWarner Inc	2,638,500
42,559	Burlington Stores Inc(b)	3,448,130
231,200	CarMax Inc(a)(b)	12,334,520
52,700	Carter's Inc	4,569,617
87,288	Choice Hotels International Inc	3,934,943
242,400	Coach Inc	8,862,144
76,300	Dick's Sporting Goods Inc	4,327,736
183,000	Dollar General Corp	12,808,170
67,300	Ferrari NV(a)	3,490,851
351,400	Hanesbrands Inc(a)	8,872,850
121,400	Harman International Industries Inc	10,252,230
98,200	L Brands Inc	6,949,614
200,100	Marriott International Inc Class A	13,472,733
228,100	MGM Resorts International(b)	5,937,443
334,085	Michaels Cos Inc(b)	8,074,835
37,381	Mobileye NV(a)(b)	1,591,309
400,300	Norwegian Cruise Line Holdings Ltd(a)(b)	15,091,310
43,800	O'Reilly Automotive Inc(b)	12,268,818
38,900	PVH Corp	4,298,450
93,700	Royal Caribbean Cruises Ltd	7,022,815
14,700	Tesla Motors Inc(a)(b)	2,999,241
33,600	WABCO Holdings Inc(b)	3,814,608
		174,118,015
Consumer, Non-Cyclical — 27.91%
111,000	Acadia Healthcare Co Inc(a)(b)	5,500,050
244,700	Alkermes PLC(b)	11,508,241
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
56,000	Alnylam Pharmaceuticals Inc(a)(b)	$ 3,795,680
196,600	Aramark	7,476,698
132,900	Blue Buffalo Pet Products Inc(a)(b)	3,157,704
418,500	Bruker Corp	9,479,025
289,700	Catalent Inc(a)(b)	7,485,848
81,300	Cooper Cos Inc	14,573,838
219,700	CoreLogic Inc(b)	8,616,634
219,400	Dentsply Sirona Inc	13,038,942
243,800	Envision Healthcare Holdings Inc(b)	5,429,426
120,200	Equifax Inc	16,176,516
59,300	Gartner Inc Class A(b)	5,245,085
175,900	Global Payments Inc	13,502,084
84,500	Henry Schein Inc(b)	13,771,810
451,600	Hologic Inc(b)	17,535,628
55,800	IDEXX Laboratories Inc(b)	6,290,334
388,386	IHS Markit Ltd(b)	14,583,894
26,800	Illumina Inc(b)	4,868,488
57,100	Incyte Corp(b)	5,383,959
17,400	Intuitive Surgical Inc(b)	12,612,042
178,300	KAR Auction Services Inc	7,695,428
65,100	ManpowerGroup Inc	4,704,126
186,100	MEDNAX Inc(a)(b)	12,329,125
35,000	Neurocrine Biosciences Inc(b)	1,772,400
11,095	Patheon NV(b)	328,745
11,000	Seattle Genetics Inc(a)(b)	594,110
255,400	Sprouts Farmers Market Inc(b)	5,274,010
110,100	Teleflex Inc(a)	18,502,305
67,600	TransUnion (b)	2,332,200
87,900	TreeHouse Foods Inc(a)(b)	7,664,001
21,500	Universal Health Services Inc Class B	2,649,230
208,400	Vantiv Inc Class A(b)	11,726,668
153,700	Verisk Analytics Inc Class A(b)	12,492,736
54,800	Vertex Pharmaceuticals Inc(b)	4,779,108
69,400	West Pharmaceutical Services Inc	5,170,300
176,300	WhiteWave Foods Co Class A(b)	9,596,009
23,600	Whole Foods Market Inc	669,060
		308,311,487
Energy — 1.95%
134,900	Arc Resources Ltd(a)	2,440,014
17,900	Cimarex Energy Co	2,405,223
22,400	Concho Resources Inc(b)	3,076,640
187,100	EQT Corp	13,587,202
		21,509,079
Financial — 9.19%
176,000	CBOE Holdings Inc	11,413,600
185,800	E*TRADE Financial Corp(b)	5,410,496
466,800	FNF Group	17,229,588
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
48,900	Intercontinental Exchange Inc	$ 13,171,704
57,900	Jones Lang LaSalle Inc	6,588,441
46,000	Oaktree Capital Group LLC LP(a)	1,950,400
336,900	Progressive Corp	10,612,350
344,900	TD Ameritrade Holding Corp	12,154,276
173,400	Willis Towers Watson PLC	23,022,318
		101,553,173
Industrial — 20.40%
37,800	Acuity Brands Inc	10,001,880
311,300	Agilent Technologies Inc	14,659,117
166,100	Allegion PLC	11,445,951
132,364	AMETEK Inc	6,324,352
153,700	Ball Corp	12,595,715
69,400	Cognex Corp	3,668,484
108,000	Colfax Corp(b)	3,394,440
58,500	Fortive Corp	2,977,650
131,500	Harris Corp	12,046,715
186,700	IDEX Corp	17,469,519
98,200	JB Hunt Transport Services Inc	7,967,948
110,400	Kansas City Southern	10,302,528
340,000	Keysight Technologies Inc(b)	10,774,600
42,483	Martin Marietta Materials Inc	7,609,130
10,100	Mettler-Toledo International Inc(b)	4,240,283
40,200	Middleby Corp(b)	4,969,524
87,200	Old Dominion Freight Line Inc(b)	5,982,792
88,100	Rockwell Collins Inc	7,430,354
88,900	Roper Technologies Inc	16,221,583
311,400	Sensata Technologies Holding NV(b)	12,076,092
43,767	Stericycle Inc(b)	3,507,487
484,900	Textron Inc	19,274,775
155,700	Waste Connections Inc	11,630,790
167,000	Xylem Inc	8,759,150
		225,330,859
Technology — 11.51%
178,600	Atlassian Corp PLC Class A(a)(b)	5,352,642
16,184	Dropbox Inc(b)(c)(d)	144,847
76,100	Fidelity National Information Services Inc	5,861,983
230,300	Fiserv Inc(b)	22,907,941
18,068	Guidewire Software Inc(b)	1,083,719
211,900	IMS Health Holdings Inc(b)	6,640,946
284,900	Microchip Technology Inc(a)	17,703,686
122,400	MSCI Inc Class A	10,274,256
46,000	NetSuite Inc(b)	5,091,740
105,317	NXP Semiconductors NV(b)	10,743,387
164,800	Red Hat Inc(b)	13,320,784
49,200	ServiceNow Inc(b)	3,894,180
175,500	SS&C Technologies Holdings Inc	5,642,325
81,200	Tableau Software Inc Class A(b)	4,487,924
Shares		Fair Value
Technology — (continued)
130,900	Veeva Systems Inc Class A(b)	$ 5,403,552
25,050	WeWork Class A(b)(c)(d)	942,987
44,193	WeWork Series D-1(b)(c)(d)	1,663,610
34,723	WeWork Series D-2(b)(c)(d)	1,307,120
86,500	Xilinx Inc	4,700,410
		127,168,039
TOTAL COMMON STOCK — 94.33% (Cost $798,894,472)		$ 1,042,092,167
CONVERTIBLE PREFERRED STOCK
Technology — 0.10%
20,098	Dropbox Series A, 0.00%(b)(c)(d)	179,877
98,726	Dropbox Series A-1, 0.00%(b)(c)(d)	883,598
TOTAL CONVERTIBLE PREFERRED STOCK — 0.10% (Cost $2,515,860)		$ 1,063,475
Principal Amount
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 5.42%
$59,900,000	International Bank for Reconstruction & Development 0.10%, 10/03/2016	$ 59,899,667
Repurchase Agreements — 8.71%
4,811,579	Undivided interest of 12.35% in a repurchase agreement (principal amount/value $38,982,030 with a maturity value of $38,983,654) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 9/30/16 to be repurchased at $4,811,579 on 10/3/16 collateralized by various U.S. Government Agency securities, 2.14% - 6.00%, 3/1/26 - 9/1/46, with a value of $39,761,671.(e)	4,811,579
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$22,861,444	Undivided interest of 16.32% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Citigroup Global Markets Inc, 0.52%, dated 9/30/16 to be repurchased at $22,861,444 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 2/15/20 - 9/9/49, with a value of $142,882,771.(e)
		$ 22,861,444
22,861,444	Undivided interest of 16.32% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Daiwa Capital Markets America Inc, 0.52%, dated 9/30/16 to be repurchased at $22,861,444 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 10/13/16 - 9/9/49, with a value of $142,882,772.(e)	22,861,444
22,861,444	Undivided interest of 22.03% in a repurchase agreement (principal amount/value $103,823,677 with a maturity value of $103,827,743) with Scotia Capital (USA) Inc, 0.47%, dated 9/30/16 to be repurchased at $22,861,444 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 5.50%, 2/1/21 - 8/1/46, with a value of $105,904,298.(e)	22,861,444
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$22,861,444	Undivided interest of 23.37% in a repurchase agreement (principal amount/value $97,866,782 with a maturity value of $97,870,534) with HSBC Securities (USA) Inc, 0.46%, dated 9/30/16 to be repurchased at $22,861,444 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.13%, 10/3/16 - 7/15/37, with a value of $99,824,451.(e)
$ 22,861,444
96,257,355
SHORT TERM INVESTMENTS — 14.13% (Cost $156,157,022)	$ 156,157,022
TOTAL INVESTMENTS — 108.56% (Cost $957,567,354)	$ 1,199,312,664
OTHER ASSETS & LIABILITIES, NET — (8.56)%	$ (94,599,450)
TOTAL NET ASSETS — 100.00%	$ 1,104,713,214
(a)	All or a portion of the security is on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Collateral received for securities on loan.
LP	Limited Partnership
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
At September 30, 2016, the Fund held the following restricted securities:
Security	Coupon	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Common Stock
Dropbox Inc	N/A%	05/01/2012	$146,451	$144,847	0.01%
WeWork Class A	N/A	12/09/2014 - 05/26/2015	377,041	942,987	0.09
WeWork Series D-1	N/A	12/09/2014	735,867	1,663,610	0.15
WeWork Series D-2	N/A	12/09/2014	578,180	1,307,120	0.12
Convertible Preferred Stock
Dropbox Series A	0.00	05/01/2012	181,869	179,877	0.02
Dropbox Series A-1	0.00	05/01/2012	893,381	883,598	0.08
			$2,912,789	$5,122,039	0.47%
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.

September 30, 2016

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 1,038,033,603	$ —	$ 4,058,564	$ 1,042,092,167
Convertible Preferred Stock	—	—	1,063,475	1,063,475
Short Term Investments	—	156,157,022	—	156,157,022
Total Assets	$ 1,038,033,603	$ 156,157,022	$ 5,122,039	$ 1,199,312,664
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:
Federal tax cost of investments	$958,580,867
Gross unrealized appreciation on investments	268,310,656
Gross unrealized depreciation on investments	(27,578,859)
Net unrealized appreciation on investments	$240,731,797

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
FOREIGN GOVERNMENT BONDS AND NOTES
83,842,000	Argentine Bonos del Tesoro ARS, 18.20%, 10/03/2021	$ 5,458,641
	Brazil Letras do Tesouro Nacional
3,280 (b)	BRL, 0.00%, 01/01/2017	976,635
1,870 (b)	BRL, 0.00%, 01/01/2018	498,571
22,700 (b)	BRL, 0.00%, 07/01/2019	5,182,704
	Brazil Notas do Tesouro Nacional Series B, Index Linked(c)
4,600 (b)	BRL, 6.00%, 08/15/2018	4,140,734
660 (b)	BRL, 6.00%, 05/15/2019	596,160
90 (b)	BRL, 6.00%, 08/15/2020	81,253
1,300 (b)	BRL, 6.00%, 08/15/2022	1,172,736
1,755 (b)	BRL, 6.00%, 05/15/2023	1,587,724
250 (b)	BRL, 6.00%, 08/15/2024	227,164
1,000 (b)	BRL, 6.00%, 05/15/2045	927,242
	Brazil Notas do Tesouro Nacional Series F
2,120 (b)	BRL, 10.00%, 01/01/2019	633,227
24,870 (b)	BRL, 10.00%, 01/01/2021	7,289,295
24,970 (b)	BRL, 10.00%, 01/01/2023	7,179,856
10,910 (b)	BRL, 10.00%, 01/01/2025	3,101,836
7,590 (b)	BRL, 10.00%, 01/01/2027	2,126,595
	Colombia Government International Bond
266,000,000	COP, 7.75%, 04/14/2021	98,051
41,000,000	COP, 4.38%, 03/21/2023	12,779
64,000,000	COP, 9.85%, 06/28/2027	27,083
	Colombian Treasury Bond
572,000,000	COP, 11.25%, 10/24/2018	215,689
327,000,000	COP, 5.00%, 11/21/2018	110,191
454,000,000	COP, 7.00%, 09/11/2019	159,698
1,035,000,000	COP, 11.00%, 07/24/2020	410,658
889,000,000	COP, 7.00%, 05/04/2022	312,632
1,993,000,000	COP, 10.00%, 07/24/2024	819,312
7,053,000,000	COP, 7.50%, 08/26/2026	2,525,638
3,123,000,000	COP, 6.00%, 04/28/2028	986,675
9,888,000,000	COP, 7.75%, 09/18/2030	3,604,037
	Indonesia Treasury Bond
28,790,000,000	IDR, 7.88%, 04/15/2019	2,276,538
10,000,000,000	IDR, 11.50%, 09/15/2019	865,233
26,549,000,000	IDR, 11.00%, 11/15/2020	2,339,780
515,000,000	IDR, 12.80%, 06/15/2021	48,517
8,357,000,000	IDR, 8.25%, 07/15/2021	675,548
2,198,000,000	IDR, 7.00%, 05/15/2022	169,522
3,887,000,000	IDR, 12.90%, 06/15/2022	377,867
257,000,000	IDR, 10.25%, 07/15/2022	22,781
2,419,000,000	IDR, 5.63%, 05/15/2023	172,721
52,449,000,000	IDR, 8.38%, 03/15/2024	4,346,275
124,301,000,000	IDR, 8.38%, 09/15/2026	10,348,015
2,400,000,000	IDR, 12.00%, 09/15/2026	247,893
423,000,000	IDR, 7.00%, 05/15/2027	32,249
212,000,000	IDR, 10.00%, 02/15/2028	19,633
635,000,000	IDR, 6.13%, 05/15/2028	44,448
1,705,000,000	IDR, 9.00%, 03/15/2029	148,930
18,670,000,000	IDR, 8.38%, 03/15/2034	1,559,281
42,000,000	Inter-American Development Bank(d) MXP, 7.50%, 12/05/2024	2,382,919
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Korea Monetary Stabilization Bond
2,475,900,000	KRW, 2.22%, 10/02/2016	$ 2,248,060
237,300,000	KRW, 1.96%, 02/02/2017	215,914
1,341,300,000	KRW, 1.70%, 08/02/2017	1,221,347
8,766,100,000	KRW, 1.56%, 10/02/2017	7,977,159
160,700,000	KRW, 1.49%, 02/02/2018	146,211
1,340,000,000	KRW, 1.25%, 08/02/2018	1,215,565
	Korea Treasury Bond
1,846,140,000	KRW, 3.00%, 12/10/2016	1,681,416
6,954,500,000	KRW, 2.00%, 12/10/2017	6,362,056
1,432,000,000	KRW, 1.75%, 12/10/2018	1,313,160
6,337,500,000	KRW, 1.50%, 06/10/2019	5,792,300
192,000,000	KRW, 2.75%, 09/10/2019	181,608
18,495,700,000	KRW, 2.00%, 03/10/2021	17,297,648
976,300,000	KRW, 1.38%, 09/10/2021	889,969
	Malaysia Government Bond
10,230,000	MYR, 3.81%, 02/15/2017	2,485,300
24,650,000	MYR, 3.39%, 03/15/2017	5,982,377
3,480,000	MYR, 4.01%, 09/15/2017	853,373
4,040,000	MYR, 3.31%, 10/31/2017	985,024
	Mexican Bonos
1,795,680 (e)	MXP, 7.25%, 12/15/2016	9,307,410
12,031,200 (e)	MXP, 0.00%, 05/25/2017	6,005,874
2,839,000 (e)	MXP, 5.00%, 06/15/2017	14,650,703
636,000 (e)	MXP, 7.75%, 12/14/2017	3,384,423
616,000 (e)	MXP, 4.75%, 06/14/2018	3,148,385
	Mexican Udibonos, Index Linked(c)
10,480 (f)	MXP, 3.50%, 12/14/2017	301,406
7,210 (f)	MXP, 4.00%, 06/13/2019	211,683
5,670 (f)	MXP, 2.50%, 12/10/2020	159,469
9,220,000	Peru Government Bond PEN, 7.84%, 08/12/2020	3,029,003
	Philippines Government Bond
16,200,000	PHP, 2.88%, 05/22/2017	335,608
9,260,000	PHP, 5.88%, 01/31/2018	198,901
106,499,000	PHP, 2.13%, 05/23/2018	2,189,000
37,900,000	PHP, 5.00%, 08/18/2018	818,824
422,060,000	PHP, 3.88%, 11/22/2019	8,981,928
2,130,000	PHP, 3.38%, 08/20/2020	44,632
	Poland Government Bond
12,700,000	PLN, 4.75%, 10/25/2016	3,328,191
4,072,000	PLN, 1.79%, 01/25/2017(g)	1,066,466
440,000	PLN, 4.75%, 04/25/2017	117,091
4,130,000	PLN, 1.79%, 01/25/2021(g)	1,064,064
2,850,000	Portugal Government International Bond(h) 5.13%, 10/15/2024	2,838,805
2,330,000	Portugal Obrigacoes do Tesouro OT(h) EUR, 3.88%, 02/15/2030	2,632,705
	Republic of Serbia(h)
410,000	5.25%, 11/21/2017	423,325
610,000	4.88%, 02/25/2020	637,352
3,780,000	7.25%, 09/28/2021	4,400,071
	Ukraine Government International Bond(h)
2,278,000	7.75%, 09/01/2020	2,226,062
1,144,000	7.75%, 09/01/2021	1,109,909
2,144,000	7.75%, 09/01/2022	2,069,389
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
2,144,000	7.75%, 09/01/2023	$ 2,058,240
2,144,000	7.75%, 09/01/2024	2,046,834
2,144,000	7.75%, 09/01/2025	2,035,235
1,920,000	7.75%, 09/01/2026	1,814,784
1,920,000	7.75%, 09/01/2027	1,805,184
4,316,000	0.00%, 05/31/2040(g)	1,380,473
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 62.55% (Cost $222,566,974)		$219,210,882
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 9.63%
	Bank Negara Malaysia Monetary Notes
9,250,000	MYR, 1.59%, 10/11/2016	2,235,657
7,120,000	MYR, 2.09%, 10/18/2016	1,719,903
540,000	MYR, 2.50%, 04/20/2017	128,794
2,560,000	MYR, 2.50%, 06/22/2017	607,908
	Korea Monetary Stabilization Bond
4,242,600,000	KRW, 1.33%, 11/09/2016	3,853,335
208,600,000	KRW, 1.57%, 01/09/2017	189,527
1,670,000	Malaysia Treasury Bills MYR, 2.50%, 03/10/2017	399,413
	Mexico Cetes
4,846,960 (e)	MXP, 4.58%, 10/13/2016	2,495,679
1,691,910 (e)	MXP, 4.75%, 10/27/2016	869,526
248,230 (e)	MXP, 4.76%, 11/10/2016	127,340
11,188,500 (e)	MXP, 4.89%, 11/24/2016	572,812
6,110,460 (e)	MXP, 4.81%, 12/08/2016	3,122,993
14,918,000 (e)	MXP, 4.95%, 12/22/2016	760,817
2,582,510 (e)	MXP, 4.95%, 02/02/2017	1,309,705
1,903,230 (e)	MXP, 5.03%, 03/02/2017	961,286
26,518,200 (e)	MXP, 5.27%, 03/16/2017	1,335,460
7,809,370 (e)	MXP, 5.04%, 03/30/2017	3,929,384
35,357,500 (e)	MXP, 5.18%, 07/06/2017	1,753,410
75,134,900 (e)	MXP, 5.21%, 07/20/2017	3,717,985
	Philippines Treasury Bills
46,400,000	PHP, 1.05%, 11/02/2016	955,910
6,470,000	PHP, 1.00%, 12/07/2016	133,169
46,470,000	PHP, 1.43%, 01/18/2017	954,161
2,200,000	PHP, 1.41%, 02/08/2017	45,136
10,030,000	PHP, 1.25%, 02/22/2017	205,814
9,440,000	PHP, 1.27%, 03/15/2017	193,530
2,060,000	PHP, 2.39%, 03/29/2017	42,004
50,130,000	PHP, 1.39%, 05/03/2017	1,025,280
1,860,000	PHP, 1.27%, 06/07/2017	38,022
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
3,930,000	PHP, 2.39%, 09/27/2017	$ 79,155
		33,763,115
U.S. Government Agency Bonds and Notes — 5.02%
17,585,000	Federal Home Loan Bank 0.10%, 10/03/2016	17,584,902
Repurchase Agreements — 0.11%
$ 19,664	Undivided interest of 0.05% in a repurchase agreement (principal amount/value $38,982,030 with a maturity value of $38,983,654) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 9/30/16 to be repurchased at $19,664 on 10/3/16 collateralized by various U.S. Government Agency securities, 2.14% - 6.00%, 3/1/26 - 9/1/46, with a value of $39,761,671.(i)	19,664
94,834	Undivided interest of 0.07% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Citigroup Global Markets Inc, 0.52%, dated 9/30/16 to be repurchased at $94,834 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 2/15/20 - 9/9/49, with a value of $142,882,771.(i)	94,834
94,834	Undivided interest of 0.07% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Daiwa Capital Markets America Inc, 0.52%, dated 9/30/16 to be repurchased at $94,834 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 10/13/16 - 9/9/49, with a value of $142,882,772.(i)	94,834
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Repurchase Agreements — (continued)
$94,834	Undivided interest of 0.10% in a repurchase agreement (principal amount/value $97,866,782 with a maturity value of $97,870,534) with HSBC Securities (USA) Inc, 0.46%, dated 9/30/16 to be repurchased at $94,834 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.13%, 10/3/16 - 7/15/37, with a value of $99,824,451.(i)
		$ 94,834
94,834	Undivided interest of 0.39% in a repurchase agreement (principal amount/value $24,054,462 with a maturity value of $24,055,464) with BNP Paribas Securities Corp, 0.50%, dated 9/30/16 to be repurchased at $94,834 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 10/15/16 - 9/9/49, with a value of $24,535,551.(i)	94,834
		399,000
SHORT TERM INVESTMENTS — 14.76% (Cost $52,560,258)		$ 51,747,017
TOTAL INVESTMENTS — 77.31% (Cost $275,127,232)		$270,957,899
OTHER ASSETS & LIABILITIES, NET — 22.69%		$ 79,514,872
TOTAL NET ASSETS — 100.00%		$350,472,771
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Principal amount is stated in 1,000 Brazilian Real Units.
(c)	Principal amount of the security is adjusted for inflation.
(d)	All or a portion of the security is on loan at September 30, 2016.
(e)	Principal amount is stated in 100 Mexican Peso Units.
(f)	Principal amount is stated in 100 Unidad de Inversion Units.
(g)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
(h)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2016, the aggregate cost and fair value of 144A securities was $28,267,000 and $27,478,368, respectively, representing 7.84% of net assets.
(i)	Collateral received for securities on loan.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
At September 30, 2016, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	USD	267,638	EUR	240,017	February 2017	$(3,940)
BA	USD	5,033,816	EUR	4,506,200	October 2016	(34,524)
BA	USD	7,213,907	EUR	6,637,850	November 2016	(261,429)
BA	USD	655,457	JPY	70,490,000	April 2017	(46,416)
BA	USD	3,716,953	JPY	400,095,325	May 2017	(273,046)
BA	USD	853,566	JPY	93,241,000	November 2016	(68,356)
BB	CLP	309,000,000	USD	470,069	October 2016	(1,012)
BB	USD	850,167	EUR	757,662	December 2016	(4,424)
BB	USD	3,204,821	EUR	2,806,000	February 2017	32,045
BB	USD	7,629,862	EUR	6,752,909	October 2016	35,397
BB	USD	5,842,822	EUR	5,205,182	November 2016	(17,560)
BB	USD	3,958,346	JPY	399,800,000	January 2017	(4,690)
BB	USD	3,585,253	JPY	391,350,000	February 2017	(300,578)
BB	USD	3,371,767	JPY	340,613,110	March 2017	(14,365)
BB	USD	868,150	JPY	90,170,000	July 2017	(34,286)
BB	USD	620,597	JPY	61,473,000	August 2017	4,751
BB	USD	1,629,172	JPY	193,530,000	October 2016	(280,851)
CIT	CLP	57,199,000	USD	85,820	November 2016	745
CIT	INR	4,940,000	USD	73,709	December 2016	(325)
CIT	MXP	129,826,950	USD	6,720,343	June 2017	(229,321)
CIT	MYR	18,576,000	USD	4,443,488	December 2016	48,883
CIT	USD	2,710,511	AUD	3,547,000	March 2017	6,281
CIT	USD	4,182,165	AUD	5,677,800	December 2016	(155,117)
CIT	USD	32,023	EUR	28,380	December 2016	25
CIT	USD	475,101	EUR	430,647	January 2017	(11,377)
CIT	USD	200,650	EUR	177,000	February 2017	548
CIT	USD	7,844,739	EUR	7,069,721	October 2016	(107,556)
CIT	USD	4,414,731	EUR	4,040,440	November 2016	(133,524)
CIT	USD	2,283,015	JPY	242,350,000	December 2016	(115,226)
CIT	USD	122,203	JPY	14,230,000	January 2017	(18,884)
CIT	USD	3,185,556	JPY	346,948,000	February 2017	(258,663)
CIT	USD	1,400,218	JPY	141,415,000	March 2017	(6,081)
CIT	USD	115,602	JPY	12,300,000	April 2017	(6,840)
CIT	USD	1,242,766	JPY	133,314,600	May 2017	(86,621)
CIT	USD	3,057,868	JPY	317,844,000	June 2017	(115,951)
CIT	USD	1,240,494	JPY	129,520,000	July 2017	(55,382)
CIT	USD	3,186,283	JPY	376,740,958	November 2016	(537,134)
CIT	USD	1,272,536	KRW	1,394,000,000	March 2017	8,481
CIT	USD	2,635,891	KRW	3,083,000,000	November 2016	(160,060)
CIT	USD	890,061	KRW	1,046,000,000	December 2016	(58,425)
DB	CLP	1,906,346,000	USD	2,863,817	October 2016	29,900
DB	CLP	808,199,500	USD	1,219,468	November 2016	5,296
DB	CLP	281,093,500	USD	417,169	December 2016	7,897
DB	INR	94,486,000	USD	1,387,319	October 2016	26,996
DB	INR	48,853,500	USD	720,515	November 2016	8,797
DB	INR	18,408,000	USD	274,255	December 2016	(802)
DB	USD	1,775,688	EUR	1,614,000	January 2017	(47,667)
DB	USD	3,043,317	EUR	2,702,000	February 2017	(11,480)
DB	USD	23,625,409	EUR	21,203,239	October 2016	(227,874)
DB	USD	11,924,435	EUR	10,700,372	November 2016	(120,546)
DB	USD	522,983	EUR	464,700	December 2016	(912)
DB	USD	1,310,599	JPY	141,485,000	January 2017	(92,173)
DB	USD	222,615	JPY	25,220,000	February 2017	(27,781)
DB	USD	759,518	JPY	78,700,000	March 2017	(22,894)
DB	USD	5,183,931	JPY	537,430,000	June 2017	(184,062)
DB	USD	722,335	JPY	74,988,441	July 2017	(28,162)
DB	USD	1,619,082	JPY	159,757,000	August 2017	18,434
DB	USD	1,113,076	JPY	132,200,000	October 2016	(191,441)
DB	USD	575,961	JPY	69,943,000	November 2016	(115,324)
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
DB	USD	522,694	JPY	55,300,000	December 2016	$(24,575)
DB	USD	1,908,520	KRW	2,244,000,000	December 2016	(126,259)
DB	USD	1,904,098	KRW	2,240,000,000	November 2016	(127,233)
GS	USD	123,827	EUR	110,000	December 2016	(279)
GS	USD	399,450	EUR	364,000	January 2017	(11,815)
GS	USD	861,778	EUR	756,000	February 2017	6,865
GS	USD	1,326,409	EUR	1,188,816	October 2016	(10,211)
GS	USD	493,840	EUR	440,000	November 2016	(1,452)
GS	USD	1,170,816	JPY	137,159,000	January 2017	(189,254)
GS	USD	1,505,456	JPY	168,946,270	February 2017	(171,921)
GS	USD	671,113	JPY	72,750,000	November 2016	(47,799)
GS	USD	3,139,739	KRW	3,495,000,000	December 2016	(29,495)
HSB	INR	800,667,000	USD	11,686,212	October 2016	316,209
HSB	INR	107,921,500	USD	1,593,940	November 2016	16,359
HSB	MYR	14,200,000	USD	3,617,834	October 2016	(181,537)
HSB	MYR	90,568,000	USD	22,127,535	March 2017	(293,813)
HSB	USD	911,444	EUR	810,000	February 2017	(4,316)
HSB	USD	2,218,268	EUR	1,967,482	October 2016	6,960
HSB	USD	4,173,026	EUR	3,722,770	November 2016	(17,359)
HSB	USD	1,285,978	JPY	144,999,132	January 2017	(152,316)
HSB	USD	2,027,748	JPY	226,231,000	February 2017	(219,024)
HSB	USD	414,960	JPY	46,600,000	March 2017	(48,091)
HSB	USD	1,240,870	JPY	133,579,700	May 2017	(91,226)
HSB	USD	3,669,982	JPY	378,944,000	July 2017	(122,553)
HSB	USD	1,411,897	JPY	139,213,000	August 2017	17,124
HSB	USD	1,024,211	JPY	103,138,000	September 2017	(9,634)
HSB	USD	2,228,300	JPY	264,800,000	October 2016	(384,424)
HSB	USD	477,684	JPY	55,989,000	November 2016	(75,677)
HSB	USD	5,932,789	JPY	628,450,000	December 2016	(286,611)
HSB	USD	8,926,317	KRW	9,854,000,000	March 2017	(9,140)
HSB	USD	4,122,072	KRW	4,704,000,000	April 2017	(144,024)
HSB	USD	6,427,430	KRW	7,442,000,000	October 2016	(325,336)
HSB	USD	18,311,221	KRW	21,353,000,000	November 2016	(1,054,116)
HSB	USD	2,817,722	KRW	3,339,000,000	December 2016	(210,087)
JPM	CLP	270,491,000	USD	408,295	October 2016	2,625
JPM	CLP	232,930,000	USD	351,460	November 2016	1,294
JPM	IDR	23,720,000,000	AUD	2,384,399	November 2016	(56,941)
JPM	IDR	19,419,555,300	USD	1,393,081	March 2017	65,083
JPM	IDR	55,542,800,000	USD	3,986,421	April 2017	157,891
JPM	IDR	47,000,000,000	USD	3,340,441	May 2017	161,965
JPM	INR	45,583,000	USD	670,186	October 2016	12,102
JPM	INR	49,364,000	USD	729,211	November 2016	6,338
JPM	MYR	29,123,000	USD	7,199,753	March 2017	(182,652)
JPM	PHP	13,820,000	USD	283,743	March 2017	(695)
JPM	PHP	24,480,000	USD	520,077	June 2017	(20,753)
JPM	USD	11,456,056	AUD	15,612,000	March 2017	(444,828)
JPM	USD	2,970,215	AUD	4,061,000	November 2016	(134,078)
JPM	USD	7,741,509	AUD	10,672,000	December 2016	(411,399)
JPM	USD	1,254,803	EUR	1,133,000	January 2017	(24,850)
JPM	USD	6,089,632	EUR	5,406,100	October 2016	13,969
JPM	USD	13,667,168	EUR	12,199,961	November 2016	(68,857)
JPM	USD	1,220,891	EUR	1,089,047	December 2016	(7,596)
JPM	USD	5,409,797	JPY	589,745,000	January 2017	(437,616)
JPM	USD	6,313,584	JPY	701,400,000	February 2017	(649,010)
JPM	USD	1,009,819	JPY	112,634,000	March 2017	(109,418)
JPM	USD	11,346,379	JPY	1,221,530,600	April 2017	(819,738)
JPM	USD	583,292	JPY	62,827,000	May 2017	(43,330)
JPM	USD	625,099	JPY	65,200,000	June 2017	(25,992)
JPM	USD	1,544,664	JPY	158,050,000	July 2017	(35,807)
JPM	USD	2,862,197	JPY	282,519,000	August 2017	31,090
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JPM	USD	2,778,199	JPY	320,245,000	October 2016	$(381,218)
JPM	USD	305,921	JPY	37,286,000	November 2016	(62,537)
JPM	USD	1,459,174	JPY	154,590,000	December 2016	(70,707)
MS	CLP	896,464,000	USD	1,340,641	October 2016	20,499
MS	CLP	1,087,451,000	USD	1,657,527	November 2016	(9,326)
MS	USD	1,154,938	EUR	1,025,500	December 2016	(1,373)
MS	USD	539,258	EUR	479,000	October 2016	871
MS	USD	1,225,943	EUR	1,129,500	November 2016	(46,174)
MS	USD	376,716	JPY	38,040,000	March 2017	(1,572)
MS	USD	234,790	JPY	28,500,000	November 2016	(46,868)
SAH	USD	627,826	EUR	551,000	February 2017	4,713
SAH	USD	2,465,800	EUR	2,182,692	November 2016	7,227
SAH	USD	936,915	JPY	102,550,000	January 2017	(79,896)
SAH	USD	1,800,540	JPY	207,930,000	February 2017	(263,124)
SAH	USD	1,391,070	JPY	151,065,500	November 2016	(102,111)
UBS	USD	1,660,588	EUR	1,466,990	November 2016	8,547
					Net Depreciation	$(12,288,918)
At September 30, 2016, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Value	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Receive	0.93%	3-month USD BBA LIBOR	$19,310,000	October 17, 2017	$ 2,547
Receive	2.79%	3-month USD BBA LIBOR	8,350,000	March 31, 2024	(869,367)
Receive	2.73%	3-month USD BBA LIBOR	3,630,000	July 07, 2024	(371,468)
Receive	1.91%	3-month USD BBA LIBOR	8,650,000	January 22, 2025	(366,562)
Receive	1.97%	3-month USD BBA LIBOR	10,820,000	January 23, 2025	(505,625)
Receive	1.97%	3-month USD BBA LIBOR	6,380,000	January 27, 2025	(299,993)
Receive	1.94%	3-month USD BBA LIBOR	1,600,000	January 29, 2025	(70,741)
Receive	1.94%	3-month USD BBA LIBOR	1,350,000	January 30, 2025	(60,140)
Receive	1.82%	3-month USD BBA LIBOR	2,130,000	February 03, 2025	(73,769)
Receive	1.99%	3-month USD BBA LIBOR	3,050,000	March 27, 2025	(146,806)
Receive	1.98%	3-month USD BBA LIBOR	3,050,000	March 27, 2025	(145,016)
Receive	3.49%	3-month USD BBA LIBOR	3,970,000	March 31, 2044	(1,490,865)
				Net Depreciation	$(4,397,805)
Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
DB	Deutche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley
SAH	Standard Chartered Bank
UBS	UBS AG
Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro Dollar
IDR	Indonesian Rupiah
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
USD	U.S. Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
Summary of Investments by Country as of September 30, 2016.
Country	Fair Value	Percentage of Fund Investments
Mexico	$ 58,125,750	21.45%
South Korea	50,585,273	18.67
Brazil	35,721,732	13.18
Indonesia	23,695,231	8.74
United States	20,366,821	7.52
Ukraine	16,546,109	6.11
Philippines	16,253,853	6.00
Malaysia	15,397,749	5.68
Columbia	9,269,666	3.42
Poland	5,575,812	2.06
Portugal	5,471,510	2.02
Serbia	5,460,749	2.02
Argentina	5,458,641	2.01
Peru	3,029,003	1.12
Total	$270,957,899	100.00%
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Foreign Government Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.

September 30, 2016

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:
Federal tax cost of investments	$275,127,232
Gross unrealized appreciation on investments	14,149,443
Gross unrealized depreciation on investments	(18,318,776)
Net unrealized depreciation on investments	$(4,169,333)
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional value of $357,698,895 in forward contracts for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional value of $72,290,000 in interest rate swaps for the reporting period.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 3.12%
$1,000,000	Annisa Ltd(a)(b) Series 2016-2A Class B 2.75%, 07/20/2028	$ 1,001,726
198,755	Citicorp Residential Mortgage Trust(c) Series 2006-2 Class A6 5.67%, 09/25/2036	207,169
3,250,000	Ford Credit Auto Owner Trust(a) Series 2014-2 Class A 2.31%, 04/15/2026	3,322,736
	Madison Park Funding XXI Ltd(a)(b)
	Series 2016-21A Class A2
1,500,000	2.68%, 07/25/2029	1,501,288
	Series 2016-21A Class B
1,000,000	3.43%, 07/25/2029	1,000,836
2,000,000	Octagon Investment Partners 27 Ltd(a)(b) Series 2016-1A Class B 2.81%, 07/15/2027	2,001,718
2,500,000	Westcott Park Ltd(a)(b) Series 2016-1A Class B 2.80%, 07/20/2028	2,503,075
		11,538,548
U.S. Government Agency — 0.04%
152,794	Federal Home Loan Mortgage Corp(b) Series T-34 Class A1V 0.77%, 07/25/2031	147,862
TOTAL ASSET-BACKED SECURITIES — 3.16% (Cost $11,570,852)		$ 11,686,410
BANK LOANS
2,000,000	Quickrete Holdings Inc(b) 3.85%, 09/30/2020	2,011,666
1,848,208	Reynolds Group Holdings Inc(b) 4.33%, 02/05/2023	1,853,040
TOTAL BANK LOANS — 1.04% (Cost$3,833,790)		$ 3,864,706
CORPORATE BONDS AND NOTES
Basic Materials — 0.68%
1,500,000	Air Liquide Finance SA(a) 2.25%, 09/27/2023	1,504,383
Principal Amount		Fair Value
Basic Materials — (continued)
$1,000,000	Georgia-Pacific LLC(a) 2.54%, 11/15/2019	$ 1,021,943
		2,526,326
Consumer, Cyclical — 0.54%
2,000,000	Under Armour Inc 3.25%, 06/15/2026	2,013,502
Consumer, Non-Cyclical — 0.85%
2,000,000	Anheuser-Busch InBev Finance Inc 3.65%, 02/01/2026	2,148,000
1,000,000	Quest Diagnostics Inc 2.50%, 03/30/2020	1,011,872
		3,159,872
Financial — 0.32%
1,166,229	Caledonia Generating LLC(a) 1.95%, 02/28/2022	1,166,228
Technology — 0.96%
2,000,000	Activision Blizzard Inc(a) 2.30%, 09/15/2021	2,005,222
1,500,000	Microsoft Corp 3.45%, 08/08/2036	1,528,012
		3,533,234
Utilities — 0.30%
1,010,279	New Valley Generation V Pass Through Trust 4.93%, 01/15/2021	1,120,005
TOTAL CORPORATE BONDS AND NOTES — 3.65% (Cost $13,398,190)		$ 13,519,167
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.73%
	Towd Point Mortgage Trust(a)(b)
	Series 2015-4 Class A1B
816,479	2.75%, 04/25/2055	829,219
	Series 2015-5 Class A1B
844,306	2.75%, 05/25/2055	853,525
1,000,000	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class ASB 2.51%, 08/15/2049	1,015,683
		2,698,427
U.S. Government Agency — 75.06%
1,587,103	Federal Deposit Insurance Corp Trust(a) Series 2013-R1 Class A 1.15%, 03/25/2033	1,575,344
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Federal Home Loan Mortgage Corp
$6,709,797	3.00%, TBA	$ 6,972,422
16,666	9.50%, 06/01/2020	16,728
14,574	11.00%, 07/01/2020	14,757
37,971	11.00%, 08/01/2020	38,933
2,893,770	2.61%, 01/25/2022	2,993,514
75,217	5.50%, 04/01/2022	81,116
3,000,000	3.09%, 08/25/2022	3,233,432
163,444	4.50%, 03/01/2024	174,711
601,340	4.50%, 04/01/2024	641,495
333,041	4.50%, 05/01/2024	355,194
355,509	4.50%, 12/01/2024	381,407
9,912	9.50%, 04/01/2025	11,292
1,746,661	2.20%, 07/25/2025	1,779,237
369,822	4.00%, 03/01/2026	392,435
3,039,198	3.00%, 12/01/2026	3,198,463
1,205,765	3.00%, 04/01/2027	1,267,147
638,945	3.00%, 05/01/2030	672,826
1,426,650	3.50%, 02/01/2032	1,523,375
88,199	7.50%, 03/01/2032	93,495
80,625	7.00%, 09/01/2032	95,147
249,772	5.50%, 05/01/2033	284,285
178,853	5.50%, 06/01/2033	203,556
150,479	5.50%, 08/01/2033	169,830
106,113	5.50%, 01/01/2034	120,771
1,346,814	4.00%, 05/01/2034	1,461,400
254,288	5.50%, 10/01/2034	287,411
236,944	5.00%, 08/01/2035	264,862
842,510	5.00%, 09/01/2035	939,569
131,688	5.50%, 09/01/2035	149,360
598,083	5.00%, 12/01/2035	667,730
40,060	5.00%, 01/01/2036	44,634
494,479	6.00%, 01/01/2036	573,116
255,923	6.00%, 03/01/2036	296,218
229,079	6.00%, 07/01/2036	266,020
2,629,640	3.00%, 09/01/2036	2,765,408
59,381	5.50%, 05/01/2038	67,145
44,097	6.00%, 05/01/2038	50,743
175,588	5.00%, 06/01/2038	194,435
1,053,437	4.50%, 02/01/2040	1,163,511
1,538,961	5.00%, 03/01/2040	1,719,843
908,599	4.00%, 10/01/2040	978,327
1,141,848	4.00%, 01/01/2041	1,229,686
658,709	4.00%, 02/01/2041	709,327
690,236	3.50%, 02/01/2042	730,289
800,272	4.00%, 03/01/2042	862,612
2,503,780	3.50%, 06/01/2042	2,649,362
4,096,077	3.50%, 08/01/2042	4,361,314
1,599,780	3.50%, 09/01/2042	1,693,861
1,460,397	3.00%, 11/01/2042	1,521,087
498,842	3.50%, 11/01/2042	528,085
2,766,855	3.00%, 12/01/2042	2,881,517
758,766	3.50%, 03/01/2043	803,944
2,532,785	3.00%, 04/01/2043	2,637,087
1,989,452	3.00%, 06/01/2043	2,070,918
1,060,292	4.00%, 06/01/2043	1,149,126
2,039,321	3.00%, 07/01/2043	2,122,500
950,797	4.50%, 11/01/2043	1,044,880
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$1,699,954	4.00%, 01/01/2044	$ 1,824,987
2,880,945	4.00%, 05/01/2044	3,115,091
578,026	4.00%, 10/01/2044	625,554
2,538,560	3.50%, 10/01/2045	2,677,818
1,860,058	3.50%, 12/01/2045	1,962,418
1,688,613	3.50%, 05/01/2046	1,781,820
	Federal Home Loan Mortgage Corp Multifamily Mortgage Trust
	Series K504 Class A2
1,000,000	2.57%, 09/25/2020(b)	1,035,210
	Series K026 Class A2
1,100,000	2.51%, 11/25/2022	1,148,403
	Series 2012-K705 Class B
1,410,000	4.30%, 09/25/2044(a)(b)	1,466,695
	Series 2013-K27 Class B
2,250,000	3.62%, 01/25/2046(a)(b)	2,370,279
	Series 2011-K12 Class B
2,500,000	4.49%, 01/25/2046(a)(b)	2,699,317
	Series 2012-K501 Class B
2,000,000	3.33%, 11/25/2046(a)(b)	1,999,109
	Federal National Mortgage Association
8,937	6.50%, 02/01/2017	8,970
12,016	6.00%, 03/01/2017	12,069
7,010	5.50%, 01/01/2018	7,157
116,578	5.50%, 04/01/2018	119,088
160,458	5.00%, 05/01/2018	164,883
16,146	5.00%, 06/01/2018	16,591
282,041	5.00%, 08/01/2018	289,817
72,162	5.00%, 06/01/2023	77,128
5,970	8.50%, 08/01/2024	6,797
1,380,432	4.00%, 01/01/2025	1,469,804
461,988	4.00%, 07/01/2025	490,328
452,278	4.00%, 09/01/2025	479,647
1,531,086	3.50%, 11/01/2025	1,615,405
388,416	4.00%, 12/01/2025	411,975
74,475	8.50%, 11/01/2026	78,879
577,072	3.00%, 06/01/2027	607,360
2,471,591	3.00%, 08/01/2029	2,597,370
330,376	4.50%, 02/01/2030	362,606
332,130	4.50%, 03/01/2030	364,502
1,364,900	3.00%, 10/01/2030	1,436,654
75,621	7.00%, 02/01/2031	85,158
1,424,077	3.00%, 05/01/2031	1,497,072
115,044	7.00%, 09/01/2031	139,998
264,424	6.50%, 12/01/2031	304,580
139,763	7.00%, 12/01/2031	153,901
552,076	6.50%, 01/01/2032	635,916
106,138	7.00%, 01/01/2032	113,242
280,067	6.50%, 02/01/2032	322,599
3,772,766	3.00%, 05/01/2032	3,965,121
167,793	6.00%, 02/01/2033	176,797
297,138	6.00%, 03/01/2033	350,094
308,347	5.50%, 07/01/2033	350,502
547,542	5.00%, 09/01/2033	610,799
160,201	5.50%, 09/01/2033	182,003
102,959	5.00%, 11/01/2033	115,679
351,868	5.50%, 11/01/2033	405,882
124,715	5.50%, 12/01/2033	141,617
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 192,644	5.50%, 03/01/2034	$ 219,052
149,621	5.50%, 10/01/2034	170,404
250,967	5.50%, 12/01/2034	285,438
225,284	5.50%, 01/01/2035	255,975
479,965	5.50%, 02/01/2035	546,379
920,713	3.00%, 03/01/2035	966,230
1,166,042	3.50%, 04/01/2035	1,239,414
229,282	5.50%, 05/01/2035	260,696
35,941	5.00%, 08/01/2035	39,966
266,695	5.00%, 09/01/2035	299,649
658,525	5.00%, 10/01/2035	732,641
215,757	5.50%, 10/01/2035	245,003
454,473	6.00%, 12/01/2035	524,476
255,409	5.50%, 01/01/2036	289,636
252,186	6.00%, 01/01/2036	290,142
98,586	6.00%, 02/01/2036	113,435
104,245	6.00%, 03/01/2036	119,849
395,077	5.50%, 05/01/2036	446,397
68,498	6.00%, 12/01/2036	78,584
136,437	6.00%, 05/01/2037	156,597
222,450	5.00%, 07/01/2037	249,915
552,784	5.50%, 03/01/2038	624,312
498,604	5.50%, 06/01/2038	564,708
288,757	4.50%, 02/01/2039	317,527
418,358	5.00%, 04/01/2039	469,063
962,709	4.50%, 05/01/2039	1,074,586
465,471	4.50%, 06/01/2039	516,946
1,222,880	4.50%, 08/01/2039	1,344,147
1,178,492	5.00%, 11/01/2039	1,328,564
555,528	5.00%, 12/01/2039	627,408
246,035	4.50%, 03/01/2040	269,938
697,366	5.00%, 06/01/2040	784,000
1,880,301	4.50%, 08/01/2040	2,061,386
265,874	4.50%, 09/01/2040	293,264
1,226,325	5.00%, 09/01/2040	1,363,487
630,329	4.50%, 11/01/2040	690,952
841,807	5.00%, 01/01/2041	949,811
643,040	4.50%, 02/01/2041	712,072
197,116	4.00%, 03/01/2041	212,329
3,628,834	4.50%, 03/01/2041	3,987,516
906,730	4.50%, 04/01/2041	997,138
1,542,580	4.50%, 08/01/2041	1,693,259
880,884	4.00%, 09/01/2041	954,051
922,587	4.50%, 10/01/2041	1,017,763
2,672,486	3.50%, 12/01/2041	2,832,077
2,893,755	4.00%, 12/01/2041	3,141,307
4,018,020	3.50%, 04/01/2042	4,267,889
1,669,492	4.00%, 07/01/2042	1,819,056
1,261,160	3.50%, 08/01/2042	1,335,239
476,588	3.00%, 09/01/2042	496,470
1,655,919	3.50%, 09/01/2042	1,717,990
1,320,113	3.50%, 10/01/2042	1,398,141
677,425	3.50%, 11/01/2042	720,613
870,328	3.00%, 12/01/2042	906,810
2,696,706	3.00%, 03/01/2043	2,809,196
2,684,490	3.00%, 05/01/2043	2,796,162
1,992,829	3.50%, 05/01/2043	2,123,925
1,650,929	3.00%, 07/01/2043	1,699,662
1,399,971	3.00%, 08/01/2043	1,458,342
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$1,062,307	3.50%, 08/01/2043	$ 1,129,892
957,934	3.00%, 09/01/2043	998,080
867,703	3.50%, 09/01/2043	900,128
2,052,137	4.00%, 10/01/2043	2,238,388
2,127,853	4.00%, 09/01/2044	2,285,961
1,244,608	4.00%, 11/01/2044	1,348,782
1,074,652	4.00%, 12/01/2044	1,154,503
2,659,583	3.50%, 02/01/2045	2,824,021
770,979	4.00%, 05/01/2045	828,266
1,114,490	4.00%, 07/01/2045	1,197,812
1,524,384	3.50%, 08/01/2045	1,608,086
1,569,171	4.00%, 09/01/2045	1,685,767
8,987,561	3.50%, 12/01/2045	9,481,055
690,729	4.00%, 12/01/2045	742,053
9,344,827	3.50%, 01/01/2046	9,858,579
4,144,466	4.00%, 01/01/2046	4,452,417
1,870,414	3.50%, 02/01/2046	1,973,116
2,884,871	3.50%, 03/01/2046	3,043,440
3,478,577	4.00%, 03/01/2046	3,737,050
3,471,774	3.50%, 07/01/2046	3,664,001
6,158,015	4.00%, 07/01/2046	6,615,744
6,050,000	3.00%, 10/01/2046	6,299,965
738,366	Federal National Mortgage Association Alternative Credit Enhancement Security Series 2012-M9 Class ASQ2 1.51%, 12/25/2017	740,464
	Government National Mortgage Association
1,790	9.00%, 07/15/2018	1,797
2,676	9.50%, 05/20/2022	2,689
6,132	8.00%, 11/20/2023	6,769
3,014	7.50%, 10/20/2028	3,418
3,952	7.50%, 12/20/2028	4,476
285,988	5.00%, 10/20/2033(d)	321,440
231,503	5.00%, 02/20/2034	260,148
240,003	5.50%, 11/20/2034	272,523
196,183	5.50%, 04/20/2035	222,755
190,070	5.00%, 12/20/2035	211,117
124,289	5.50%, 05/20/2039	139,258
2,803,166	4.00%, 12/15/2040	3,044,124
1,589,443	4.00%, 01/15/2041	1,711,174
2,221,723	4.50%, 02/20/2041	2,467,420
1,716,838	4.00%, 03/20/2041	1,850,793
532,318	4.00%, 05/20/2041	572,686
2,152,091	4.00%, 07/20/2041	2,314,885
1,246,425	4.00%, 09/15/2041	1,353,347
913,755	3.50%, 08/15/2042	974,951
3,309,177	3.50%, 08/20/2045(d)	3,557,295
3,087,815	3.50%, 12/20/2045(d)	3,281,517
1,851,020	3.00%, 01/20/2046	1,941,663
2,240,964	3.50%, 01/20/2046	2,382,176
1,858,675	3.50%, 03/20/2046	1,976,235
1,435,121	3.00%, 04/20/2046	1,505,398
2,244,072	3.50%, 04/20/2046	2,385,641
2,000,000	3.00%, 09/20/2046	2,097,938
	Vendee Mortgage Trust
	Series 1993-3 Class 1
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 518,292	5.59%, 09/15/2023(b)	$ 561,673
	Series 1996-3 Class 1Z
1,204,629	6.75%, 09/15/2026	1,369,534
	Series 2011-2 Class V
1,517,532	3.75%, 02/15/2028	1,606,142
	Series 2002-1 Class 1A
623,020	6.00%, 10/15/2031	721,018
	Series 2008-1 Class GD
1,883,029	5.25%, 01/15/2032	2,077,022
		277,964,506
TOTAL MORTGAGE-BACKED SECURITIES — 75.79% (Cost $273,942,685)		$ 280,662,933
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,700,000	5.00%, 11/17/2017	1,781,234
3,400,000	1.75%, 12/14/2018	3,461,384
1,500,000	3.13%, 12/11/2020	1,616,865
3,000,000	1.75%, 03/12/2021(e)	3,065,691
500,000	5.75%, 06/12/2026	668,498
2,000,000	Federal National Mortgage Association 2.63%, 09/06/2024	2,141,052
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 3.44% (Cost $12,365,486)		$ 12,734,724
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
8,000,000	0.75%, 12/31/2017	8,003,440
3,000,000	2.38%, 06/30/2018	3,083,202
2,000,000	1.38%, 12/31/2018	2,024,376
1,000,000	1.25%, 04/30/2019(e)	1,010,273
2,000,000	1.13%, 12/31/2019	2,011,250
1,000,000	1.38%, 03/31/2020	1,013,086
1,000,000	1.63%, 07/31/2020(d)	1,021,758
3,000,000	2.38%, 12/31/2020(d)	3,156,798
2,000,000	2.13%, 12/31/2021	2,090,704
2,000,000	2.13%, 06/30/2022	2,091,954
1,000,000	2.13%, 12/31/2022(d)	1,046,406
4,000,000	1.50%, 03/31/2023	4,028,592
5,000,000	2.88%, 05/15/2043(d)	5,567,190
2,000,000	2.50%, 02/15/2046(d)	2,067,188
TOTAL U.S. TREASURY BONDS AND NOTES — 10.32% (Cost $37,189,685)		$ 38,216,217
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 7.82%
$24,796,000	Repurchase agreement (principal amount/value $24,796,000 with a maturity value of $24,797,136) with Daiwa Capital Markets America Inc, 0.55%, dated 9/30/16 to be repurchased at $24,797,136 on 10/3/16 collateralized by U.S. Treasury securities, 1.38% - 1.50%, 5/31/20 - 1/31/21, with a value of $25,291,992.
		$ 24,796,000
208,112	Undivided interest of 0.53% in a repurchase agreement (principal amount/value $38,982,030 with a maturity value of $38,983,654) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 9/30/16 to be repurchased at $208,112 on 10/3/16 collateralized by various U.S. Government Agency securities, 2.14% - 6.00%, 3/1/26 - 9/1/46, with a value of $39,761,671.(f)	208,112
991,097	Undivided interest of 0.71% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Citigroup Global Markets Inc, 0.52%, dated 9/30/16 to be repurchased at $991,097 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 2/15/20 - 9/9/49, with a value of $142,882,771.(f)	991,097
991,097	Undivided interest of 0.71% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Daiwa Capital Markets America Inc, 0.52%, dated 9/30/16 to be repurchased at $991,097 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 10/13/16 - 9/9/49, with a value of $142,882,772.(f)	991,097
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$991,097	Undivided interest of 1.01% in a repurchase agreement (principal amount/value $97,866,782 with a maturity value of $97,870,534) with HSBC Securities (USA) Inc, 0.46%, dated 9/30/16 to be repurchased at $991,097 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.13%, 10/3/16 - 7/15/37, with a value of $99,824,451.(f)
$ 991,097
991,097	Undivided interest of 4.12% in a repurchase agreement (principal amount/value $24,054,462 with a maturity value of $24,055,464) with BNP Paribas Securities Corp, 0.50%, dated 9/30/16 to be repurchased at $991,097 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 10/15/16 - 9/9/49, with a value of $24,535,551.(f)	991,097
SHORT TERM INVESTMENTS — 7.82% (Cost $28,968,500)		$ 28,968,500
TOTAL INVESTMENTS — 105.22% (Cost $381,269,188)		$ 389,652,657
OTHER ASSETS & LIABILITIES, NET — (5.22)%		$ (19,316,266)
TOTAL NET ASSETS — 100.00%		$ 370,336,391
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2016, the aggregate cost and fair value of 144A securities was $28,640,162 and $28,822,643, respectively, representing 7.78% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2016. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security has been segregated to cover TBA commitments.
(e)	All or a portion of the security is on loan at September 30, 2016.
(f)	Collateral received for securities on loan.
TBA	To Be Announced
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

September 30, 2016

U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.

September 30, 2016

Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:
Federal tax cost of investments	$381,269,501
Gross unrealized appreciation on investments	8,646,681
Gross unrealized depreciation on investments	(263,525)
Net unrealized appreciation on investments	$8,383,156

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE I FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
330,481	Great-West Federated Bond Fund Institutional Class(a)	$ 3,288,288
443,066	Great-West Loomis Sayles Bond Fund Institutional Class(a)	4,297,743
207,093	Great-West Putnam High Yield Bond Institutional Class(a)	2,000,515
265,034	Great-West Short Duration Bond Fund Institutional Class(a)	2,650,342
494,906	Great-West Templeton Global Bond Fund Institutional Class(a)	4,300,732
330,587	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	3,289,340

TOTAL BOND MUTUAL FUNDS — 47.39% (Cost $20,588,232)		$ 19,826,960
EQUITY MUTUAL FUNDS
202,116	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,926,165
31,997	Great-West Invesco Small Cap Value Fund Institutional Class(a)	296,292
32,536	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	294,773
103,204	Great-West MFS International Growth Fund Institutional Class(a)	886,521
172,469	Great-West MFS International Value Fund Institutional Class(a)	1,783,330
147,659	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	1,367,321
Shares		Fair Value
Equity Mutual Funds — (continued)
24,069	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 236,122
176,271	Great-West Putnam Equity Income Fund Institutional Class(a)	1,614,644
199,983	Great-West Real Estate Index Fund Institutional Class(a)	2,087,821
183,799	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,617,430
58,162	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	513,573

TOTAL EQUITY MUTUAL FUNDS — 30.17% (Cost $12,589,099)		$ 12,623,992
Account Balance
FIXED INTEREST CONTRACT
9,403,086 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 9,403,086

TOTAL FIXED INTEREST CONTRACT — 22.47% (Cost $9,403,086)		$ 9,403,086
TOTAL INVESTMENTS — 100.03% (Cost $42,580,417)		$ 41,854,038
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (14,521)
TOTAL NET ASSETS — 100.00%		$ 41,839,517
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
269,037	Great-West Federated Bond Fund Institutional Class(a)	$ 2,676,922
360,217	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,494,103
168,557	Great-West Putnam High Yield Bond Institutional Class(a)	1,628,261
28,936	Great-West Short Duration Bond Fund Institutional Class(a)	289,364
402,496	Great-West Templeton Global Bond Fund Institutional Class(a)	3,497,687
269,136	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	2,677,902

TOTAL BOND MUTUAL FUNDS — 32.94% (Cost $14,676,168)		$ 14,264,239
EQUITY MUTUAL FUNDS
337,346	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	3,214,909
53,280	Great-West Invesco Small Cap Value Fund Institutional Class(a)	493,368
54,252	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	491,526
172,328	Great-West MFS International Growth Fund Institutional Class(a)	1,480,294
288,200	Great-West MFS International Value Fund Institutional Class(a)	2,979,991
248,007	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	2,296,549
Shares		Fair Value
Equity Mutual Funds — (continued)
39,944	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 391,846
294,540	Great-West Putnam Equity Income Fund Institutional Class(a)	2,697,989
185,652	Great-West Real Estate Index Fund Institutional Class(a)	1,938,209
307,123	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	2,702,684
97,051	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	856,960

TOTAL EQUITY MUTUAL FUNDS — 45.13% (Cost $19,472,009)		$ 19,544,325
Account Balance
FIXED INTEREST CONTRACT
9,509,385 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 9,509,385

TOTAL FIXED INTEREST CONTRACT — 21.96% (Cost $9,509,385)		$ 9,509,385
TOTAL INVESTMENTS — 100.03% (Cost $43,657,562)		$ 43,317,949
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (15,114)
TOTAL NET ASSETS — 100.00%		$ 43,302,835
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE I FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
725,370	Great-West Federated Bond Fund Institutional Class(a)	$ 7,217,436
969,970	Great-West Loomis Sayles Bond Fund Institutional Class(a)	9,408,708
453,635	Great-West Putnam High Yield Bond Institutional Class(a)	4,382,110
80,126	Great-West Short Duration Bond Fund Institutional Class(a)	801,261
1,084,621	Great-West Templeton Global Bond Fund Institutional Class(a)	9,425,358
724,886	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	7,212,611

TOTAL BOND MUTUAL FUNDS — 23.99% (Cost $40,004,391)		$ 38,447,484
EQUITY MUTUAL FUNDS
1,719,011	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	16,382,179
270,861	Great-West Invesco Small Cap Value Fund Institutional Class(a)	2,508,171
275,963	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,500,231
880,128	Great-West MFS International Growth Fund Institutional Class(a)	7,560,300
1,470,849	Great-West MFS International Value Fund Institutional Class(a)	15,208,577
1,266,316	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	11,726,084
Shares		Fair Value
Equity Mutual Funds — (continued)
204,260	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 2,003,788
1,503,133	Great-West Putnam Equity Income Fund Institutional Class(a)	13,768,701
612,591	Great-West Real Estate Index Fund Institutional Class(a)	6,395,452
1,567,525	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	13,794,218
496,192	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,381,375

TOTAL EQUITY MUTUAL FUNDS — 60.05% (Cost $96,722,057)		$ 96,229,076
Account Balance
FIXED INTEREST CONTRACT
25,643,775 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 25,643,775

TOTAL FIXED INTEREST CONTRACT — 16.00% (Cost $25,643,775)		$ 25,643,775
TOTAL INVESTMENTS — 100.04% (Cost $162,370,223)		$160,320,335
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (58,040)
TOTAL NET ASSETS — 100.00%		$160,262,295
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
461,298	Great-West Federated Bond Fund Institutional Class(a)	$ 4,589,913
619,401	Great-West Loomis Sayles Bond Fund Institutional Class(a)	6,008,196
288,803	Great-West Putnam High Yield Bond Institutional Class(a)	2,789,834
322,691	Great-West Short Duration Bond Fund Institutional Class(a)	3,226,907
690,189	Great-West Templeton Global Bond Fund Institutional Class(a)	5,997,741
460,999	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	4,586,939

TOTAL BOND MUTUAL FUNDS — 17.93% (Cost $28,290,232)		$ 27,199,530
EQUITY MUTUAL FUNDS
2,027,689	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	19,323,877
320,289	Great-West Invesco Small Cap Value Fund Institutional Class(a)	2,965,872
326,056	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,954,067
1,034,594	Great-West MFS International Growth Fund Institutional Class(a)	8,887,165
1,732,638	Great-West MFS International Value Fund Institutional Class(a)	17,915,473
1,484,317	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	13,744,774
Shares		Fair Value
Equity Mutual Funds — (continued)
240,942	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 2,363,638
1,767,448	Great-West Putnam Equity Income Fund Institutional Class(a)	16,189,824
505,461	Great-West Real Estate Index Fund Institutional Class(a)	5,277,019
1,845,641	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	16,241,641
581,407	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,133,829

TOTAL EQUITY MUTUAL FUNDS — 73.17% (Cost $106,756,426)		$110,997,179
Account Balance
FIXED INTEREST CONTRACT
13,558,778 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 13,558,778

TOTAL FIXED INTEREST CONTRACT — 8.94% (Cost $13,558,778)		$ 13,558,778
TOTAL INVESTMENTS — 100.04% (Cost $148,605,436)		$151,755,487
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (58,418)
TOTAL NET ASSETS — 100.00%		$151,697,069
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE I FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
1,616,540	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	$15,405,626
254,249	Great-West Invesco Small Cap Value Fund Institutional Class(a)	2,354,346
258,579	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,342,724
824,101	Great-West MFS International Growth Fund Institutional Class(a)	7,079,028
1,378,487	Great-West MFS International Value Fund Institutional Class(a)	14,253,554
1,185,544	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	10,978,135
191,176	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	1,875,440
1,408,342	Great-West Putnam Equity Income Fund Institutional Class(a)	12,900,411
Shares		Fair Value
Equity Mutual Funds — (continued)
248,205	Great-West Real Estate Index Fund Institutional Class(a)	$ 2,591,266
1,468,170	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	12,919,897
463,739	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,094,814

TOTAL EQUITY MUTUAL FUNDS — 100.04% (Cost $86,023,560)		$86,795,241
TOTAL INVESTMENTS — 100.04% (Cost $86,023,560)		$86,795,241
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (35,634)
TOTAL NET ASSETS — 100.00%		$86,759,607
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2016:
	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund	Great-West Moderately Aggressive Profile I Fund
Beginning Balance, January 1, 2016	$ 8,408,216	$ 9,147,723	$ 23,575,242	$ 13,000,723
Total interest received	98,830	100,486	263,498	144,818
Purchases	1,522,899	2,152,487	4,093,734	2,010,182
Sales	(626,859)	(1,891,311)	(2,288,699)	(1,596,945)
Ending Balance, September 30, 2016	$9,403,086	$ 9,509,385	$25,643,775	$13,558,778
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of September 30, 2016, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

September 30, 2016

Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Federal Income Taxes
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Great-West Conservative Profile I Fund	$42,697,690	$943,758	$(1,787,410)	$(843,652)
Great-West Moderately Conservative Profile I Fund	44,455,378	931,332	(2,068,761)	(1,137,429)
Great-West Moderate Profile I Fund	162,738,629	5,395,616	(7,813,910)	(2,418,294)
Great-West Moderately Aggressive Profile I Fund	149,488,382	8,836,869	(6,569,764)	2,267,105
Great-West Aggressive Profile I Fund	86,749,487	4,581,351	(4,535,597)	45,754
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2016, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 594,886	$ 106,850	$ 29,094	$ (6,517)	$ 3,410	$ —
Great-West Federated Bond Fund Institutional Class	330,481	2,938,074	440,399	230,371	(8,250)	85,676	3,288,288
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	202,116	1,745,358	319,676	394,966	(60,055)	12,643	1,926,165
Great-West Invesco Small Cap Value Fund Institutional Class	31,997	261,538	63,003	71,102	(15,936)	1,631	296,292
Great-West Life & Annuity Contract	9,403,086	8,408,216	1,522,899	626,859	—	98,830	9,403,086
Great-West Loomis Sayles Bond Fund Institutional Class	443,066	3,853,712	377,753	346,071	(31,959)	107,248	4,297,743
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	32,536	259,225	67,323	80,134	(17,458)	1,573	294,773

September 30, 2016

Great-West Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West MFS International Growth Fund Institutional Class	103,204	$ 784,355	$ 210,738	$151,850	$ (17,419)	$ —	$ 886,521
Great-West MFS International Value Fund Institutional Class	172,469	1,601,082	322,777	214,651	70,611	—	1,783,330
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	147,659	595,633	221,583	127,860	2,600	3,393	1,367,321
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	24,069	205,770	73,482	67,913	(8,134)	237	236,122
Great-West Putnam Equity Income Fund Institutional Class	176,271	1,443,183	278,891	202,414	4,012	13,836	1,614,644
Great-West Putnam High Yield Bond Institutional Class	207,093	1,918,694	176,090	307,820	(21,347)	53,866	2,000,515
Great-West Real Estate Index Fund Institutional Class	199,983	1,888,997	435,938	318,308	60,560	37,234	2,087,821
Great-West Short Duration Bond Fund Institutional Class	265,034	2,343,823	426,955	155,942	(775)	32,836	2,650,342
Great-West T. Rowe Price Equity Income Fund Institutional Class	183,799	1,448,445	332,924	298,797	(18,027)	23,097	1,617,430
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	58,162	456,892	103,624	82,582	(8,482)	168	513,573
Great-West Templeton Global Bond Fund Institutional Class	494,906	3,741,741	860,798	208,211	(30,632)	54,990	4,300,732
Great-West U.S. Government Mortgage Securities Fund Institutional Class	330,587	2,936,951	543,909	262,434	(9,914)	55,509	3,289,340
					$(117,122)	$586,177	$41,854,038
Great-West Moderately Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West American Century Growth Fund Institutional Class	—	$1,068,119	$ 255,912	$ 166,094	$ (33,256)	$ 5,935	$ —
Great-West Federated Bond Fund Institutional Class	269,037	2,572,428	548,764	555,864	(3,669)	69,282	2,676,922
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	337,346	3,127,197	561,498	1,005,164	(204,842)	20,912	3,214,909
Great-West Invesco Small Cap Value Fund Institutional Class	53,280	468,267	111,775	178,197	(45,714)	2,690	493,368
Great-West Life & Annuity Contract	9,509,385	9,147,723	2,152,487	1,891,311	—	100,486	9,509,385
Great-West Loomis Sayles Bond Fund Institutional Class	360,217	3,365,665	533,394	847,360	(132,120)	86,071	3,494,103
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	54,252	465,906	109,822	176,370	(41,582)	2,596	491,526
Great-West MFS International Growth Fund Institutional Class	172,328	1,409,117	359,395	416,127	(86,330)	—	1,480,294
Great-West MFS International Value Fund Institutional Class	288,200	2,865,261	648,453	712,044	62,807	—	2,979,991

September 30, 2016

Great-West Moderately Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	248,007	$1,068,144	$ 395,198	$ 358,865	$ (5,206)	$ 5,642	$ 2,296,549
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	39,944	372,289	105,628	125,879	(15,917)	389	391,846
Great-West Putnam Equity Income Fund Institutional Class	294,540	2,591,505	530,225	710,535	(124,096)	22,863	2,697,989
Great-West Putnam High Yield Bond Institutional Class	168,557	1,670,188	243,730	515,548	(73,988)	43,274	1,628,261
Great-West Real Estate Index Fund Institutional Class	185,652	1,876,422	498,960	550,349	19,995	34,246	1,938,209
Great-West Short Duration Bond Fund Institutional Class	28,936	257,676	74,242	46,703	(383)	3,558	289,364
Great-West T. Rowe Price Equity Income Fund Institutional Class	307,123	2,594,591	633,420	926,078	(204,237)	38,147	2,702,684
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	97,051	816,231	191,253	230,843	(38,024)	280	856,960
Great-West Templeton Global Bond Fund Institutional Class	402,496	3,273,579	911,551	693,245	(106,539)	44,187	3,497,687
Great-West U.S. Government Mortgage Securities Fund Institutional Class	269,136	2,573,415	598,307	537,309	7,507	44,812	2,677,902
					$(1,025,594)	$525,370	$43,317,949
Great-West Moderate Profile I Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 5,249,179	$ 593,899	$ 108,875	$ (19,813)	$ 28,818	$ —
Great-West Federated Bond Fund Institutional Class	725,370	6,630,912	991,218	720,170	(35,127)	184,727	7,217,436
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,719,011	15,320,320	1,197,793	2,084,075	(373,073)	105,167	16,382,179
Great-West Invesco Small Cap Value Fund Institutional Class	270,861	2,283,058	277,076	360,429	(85,639)	13,497	2,508,171
Great-West Life & Annuity Contract	25,643,775	23,575,242	4,093,734	2,288,699	—	263,498	25,643,775
Great-West Loomis Sayles Bond Fund Institutional Class	969,970	8,686,021	824,029	1,035,677	(129,673)	227,426	9,408,708
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	275,963	2,286,183	275,786	389,721	(84,369)	13,039	2,500,231
Great-West MFS International Growth Fund Institutional Class	880,128	6,901,303	967,607	482,628	13,534	—	7,560,300
Great-West MFS International Value Fund Institutional Class	1,470,849	14,061,325	1,359,133	1,032,055	342,771	—	15,208,577
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,266,316	5,249,654	1,218,955	455,052	10,901	28,360	11,726,084

September 30, 2016

Great-West Moderate Profile I Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	204,260	$ 1,828,032	$ 326,237	$ 306,121	$ (34,863)	$ 1,963	$ 2,003,788
Great-West Putnam Equity Income Fund Institutional Class	1,503,133	12,716,716	1,194,096	675,831	242,319	114,843	13,768,701
Great-West Putnam High Yield Bond Institutional Class	453,635	4,310,467	363,890	779,063	(82,587)	114,307	4,382,110
Great-West Real Estate Index Fund Institutional Class	612,591	5,907,266	969,351	711,464	173,318	110,617	6,395,452
Great-West Short Duration Bond Fund Institutional Class	80,126	662,990	161,589	33,526	(104)	9,777	801,261
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,567,525	12,722,663	1,647,748	1,271,135	231,985	191,754	13,794,218
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	496,192	4,000,499	493,638	297,285	20,847	1,423	4,381,375
Great-West Templeton Global Bond Fund Institutional Class	1,084,621	8,448,717	1,552,802	356,738	(57,393)	116,598	9,425,358
Great-West U.S. Government Mortgage Securities Fund Institutional Class	724,886	6,629,950	1,190,738	748,842	(8,271)	119,596	7,212,611
					$ 124,763	$1,645,410	$160,320,335
Great-West Moderately Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 6,403,569	$ 692,163	$ 33,714	$ (776)	$ 35,089	$ —
Great-West Federated Bond Fund Institutional Class	461,298	4,392,762	605,696	635,263	(38,811)	120,814	4,589,913
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,027,689	18,739,626	660,187	1,934,043	47,822	128,766	19,323,877
Great-West Invesco Small Cap Value Fund Institutional Class	320,289	2,775,995	229,210	351,909	(41,310)	16,565	2,965,872
Great-West Life & Annuity Contract	13,558,778	13,000,723	2,010,182	1,596,945	—	144,818	13,558,778
Great-West Loomis Sayles Bond Fund Institutional Class	619,401	5,757,527	481,274	865,706	(100,596)	151,684	6,008,196
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	326,056	2,784,588	240,928	310,711	58,442	15,954	2,954,067
Great-West MFS International Growth Fund Institutional Class	1,034,594	8,419,255	797,025	597,024	(45,477)	—	8,887,165
Great-West MFS International Value Fund Institutional Class	1,732,638	17,172,062	914,882	1,169,633	413,093	—	17,915,473
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,484,317	6,402,710	986,069	554,724	109,032	34,553	13,744,774
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	240,942	2,229,945	311,385	357,854	(37,006)	2,401	2,363,638
Great-West Putnam Equity Income Fund Institutional Class	1,767,448	15,543,268	691,149	798,445	184,063	140,733	16,189,824

September 30, 2016

Great-West Moderately Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Putnam High Yield Bond Institutional Class	288,803	$ 2,869,496	$ 212,528	$ 586,439	$ (27,123)	$ 75,925	$ 2,789,834
Great-West Real Estate Index Fund Institutional Class	505,461	5,098,305	629,091	709,164	89,751	95,507	5,277,019
Great-West Short Duration Bond Fund Institutional Class	322,691	3,046,529	484,963	350,182	(2,303)	40,488	3,226,907
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,845,641	15,563,183	1,162,776	1,325,247	280,214	234,865	16,241,641
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	581,407	4,891,702	316,795	277,375	43,728	1,692	5,133,829
Great-West Templeton Global Bond Fund Institutional Class	690,189	5,579,445	934,385	378,346	(44,158)	77,750	5,997,741
Great-West U.S. Government Mortgage Securities Fund Institutional Class	460,999	4,389,032	713,798	624,400	(20,414)	78,474	4,586,939
					$ 868,171	$1,396,078	$151,755,487
Great-West Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 4,972,117	$ 434,611	$ 26,995	$ (745)	$ 26,893	$ —
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,616,540	14,499,854	622,419	1,184,814	3,234	101,557	15,405,626
Great-West Invesco Small Cap Value Fund Institutional Class	254,249	2,163,913	185,593	224,823	(25,120)	13,049	2,354,346
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	258,579	2,165,371	155,028	178,942	23,966	12,578	2,342,724
Great-West MFS International Growth Fund Institutional Class	824,101	6,529,475	850,887	456,219	17,351	—	7,079,028
Great-West MFS International Value Fund Institutional Class	1,378,487	13,278,161	1,194,519	974,356	323,179	—	14,253,554
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,185,544	4,969,726	1,187,096	464,459	57,440	27,353	10,978,135
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	191,176	1,714,677	300,292	284,324	(27,511)	1,896	1,875,440
Great-West Putnam Equity Income Fund Institutional Class	1,408,342	12,023,576	647,284	400,899	84,162	110,993	12,900,411
Great-West Real Estate Index Fund Institutional Class	248,205	2,425,898	406,618	343,477	62,035	46,280	2,591,266
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,468,170	12,049,666	886,565	729,951	130,167	185,219	12,919,897
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	463,739	3,795,512	279,172	164,928	3,135	1,357	4,094,814
					$651,293	$527,175	$86,795,241

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE II FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,069,428	Great-West Federated Bond Fund Institutional Class(a)	$ 40,490,805
5,453,831	Great-West Loomis Sayles Bond Fund Institutional Class(a)	52,902,164
2,549,626	Great-West Putnam High Yield Bond Institutional Class(a)	24,629,387
3,263,254	Great-West Short Duration Bond Fund Institutional Class(a)	32,632,536
6,096,698	Great-West Templeton Global Bond Fund Institutional Class(a)	52,980,307
4,070,123	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	40,497,723

TOTAL BOND MUTUAL FUNDS — 47.46% (Cost $250,478,717)		$244,132,922
EQUITY MUTUAL FUNDS
2,466,712	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	23,507,761
390,925	Great-West Invesco Small Cap Value Fund Institutional Class(a)	3,619,967
399,178	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	3,616,551
1,267,422	Great-West MFS International Growth Fund Institutional Class(a)	10,887,154
2,117,287	Great-West MFS International Value Fund Institutional Class(a)	21,892,744
1,815,133	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	16,808,135
Shares		Fair Value
Equity Mutual Funds — (continued)
295,065	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 2,894,585
2,164,863	Great-West Putnam Equity Income Fund Institutional Class(a)	19,830,146
2,434,145	Great-West Real Estate Index Fund Institutional Class(a)	25,412,478
2,256,228	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	19,854,803
714,251	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	6,306,840

TOTAL EQUITY MUTUAL FUNDS — 30.06% (Cost $153,919,143)		$154,631,164
Account Balance
FIXED INTEREST CONTRACT
115,766,865 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$115,766,865

TOTAL FIXED INTEREST CONTRACT — 22.51% (Cost $115,766,865)		$115,766,865
TOTAL INVESTMENTS — 100.03% (Cost $520,164,725)		$514,530,951
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (159,340)
TOTAL NET ASSETS — 100.00%		$514,371,611
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE II FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,503,493	Great-West Federated Bond Fund Institutional Class(a)	$ 14,959,751
2,015,569	Great-West Loomis Sayles Bond Fund Institutional Class(a)	19,551,022
943,608	Great-West Putnam High Yield Bond Institutional Class(a)	9,115,253
161,739	Great-West Short Duration Bond Fund Institutional Class(a)	1,617,394
2,254,684	Great-West Templeton Global Bond Fund Institutional Class(a)	19,593,204
1,503,810	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	14,962,905

TOTAL BOND MUTUAL FUNDS — 32.99% (Cost $81,392,351)		$ 79,799,529
EQUITY MUTUAL FUNDS
1,882,624	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	17,941,410
297,166	Great-West Invesco Small Cap Value Fund Institutional Class(a)	2,751,757
302,830	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,743,642
961,574	Great-West MFS International Growth Fund Institutional Class(a)	8,259,919
1,607,711	Great-West MFS International Value Fund Institutional Class(a)	16,623,733
1,384,507	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	12,820,535
Shares		Fair Value
Equity Mutual Funds — (continued)
222,182	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 2,179,602
1,646,395	Great-West Putnam Equity Income Fund Institutional Class(a)	15,080,975
1,023,844	Great-West Real Estate Index Fund Institutional Class(a)	10,688,935
1,719,400	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	15,130,719
542,531	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,790,553

TOTAL EQUITY MUTUAL FUNDS — 45.07% (Cost $109,228,138)		$109,011,780
Account Balance
FIXED INTEREST CONTRACT
53,134,099 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 53,134,099

TOTAL FIXED INTEREST CONTRACT — 21.97% (Cost $53,134,099)		$ 53,134,099
TOTAL INVESTMENTS — 100.03% (Cost $243,754,588)		$241,945,408
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (72,907)
TOTAL NET ASSETS — 100.00%		$241,872,501
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE II FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,336,618	Great-West Federated Bond Fund Institutional Class(a)	$ 53,099,349
7,162,194	Great-West Loomis Sayles Bond Fund Institutional Class(a)	69,473,281
3,347,987	Great-West Putnam High Yield Bond Institutional Class(a)	32,341,554
590,041	Great-West Short Duration Bond Fund Institutional Class(a)	5,900,409
8,018,453	Great-West Templeton Global Bond Fund Institutional Class(a)	69,680,353
5,337,156	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	53,104,706

TOTAL BOND MUTUAL FUNDS — 23.95% (Cost $294,472,199)		$ 283,599,652
EQUITY MUTUAL FUNDS
12,721,988	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	121,240,542
2,005,879	Great-West Invesco Small Cap Value Fund Institutional Class(a)	18,574,438
2,045,578	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	18,532,936
6,518,954	Great-West MFS International Growth Fund Institutional Class(a)	55,997,818
10,897,553	Great-West MFS International Value Fund Institutional Class(a)	112,680,703
9,375,814	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	86,820,042
Shares		Fair Value
Equity Mutual Funds — (continued)
1,512,961	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 14,842,143
11,144,917	Great-West Putnam Equity Income Fund Institutional Class(a)	102,087,441
4,440,472	Great-West Real Estate Index Fund Institutional Class(a)	46,358,530
11,623,865	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	102,290,009
3,676,968	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	32,467,628

TOTAL EQUITY MUTUAL FUNDS — 60.12% (Cost $696,533,425)		$ 711,892,230
Account Balance
FIXED INTEREST CONTRACT
188,946,406 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 188,946,406

TOTAL FIXED INTEREST CONTRACT — 15.96% (Cost $188,946,406)		$ 188,946,406
TOTAL INVESTMENTS — 100.03% (Cost $1,179,952,030)		$ 1,184,438,288
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (318,993)
TOTAL NET ASSETS — 100.00%		$ 1,184,119,295
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE II FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,396,264	Great-West Federated Bond Fund Institutional Class(a)	$ 13,892,833
1,874,914	Great-West Loomis Sayles Bond Fund Institutional Class(a)	18,186,663
872,801	Great-West Putnam High Yield Bond Institutional Class(a)	8,431,255
978,573	Great-West Short Duration Bond Fund Institutional Class(a)	9,785,730
2,093,811	Great-West Templeton Global Bond Fund Institutional Class(a)	18,195,218
1,397,092	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	13,901,064

TOTAL BOND MUTUAL FUNDS — 17.99% (Cost $84,415,974)		$ 82,392,763
EQUITY MUTUAL FUNDS
6,089,439	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	58,032,359
961,762	Great-West Invesco Small Cap Value Fund Institutional Class(a)	8,905,914
982,387	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	8,900,422
3,128,633	Great-West MFS International Growth Fund Institutional Class(a)	26,874,955
5,225,544	Great-West MFS International Value Fund Institutional Class(a)	54,032,121
4,495,625	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	41,629,491
Shares		Fair Value
Equity Mutual Funds — (continued)
724,714	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 7,109,443
5,339,431	Great-West Putnam Equity Income Fund Institutional Class(a)	48,909,187
1,510,079	Great-West Real Estate Index Fund Institutional Class(a)	15,765,230
5,561,443	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	48,940,702
1,756,891	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	15,513,344

TOTAL EQUITY MUTUAL FUNDS — 73.05% (Cost $336,659,664)		$334,613,168
Account Balance
FIXED INTEREST CONTRACT
41,179,889 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 41,179,889

TOTAL FIXED INTEREST CONTRACT — 8.99% (Cost $41,179,889)		$ 41,179,889
TOTAL INVESTMENTS — 100.03% (Cost $462,255,527)		$458,185,820
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (132,659)
TOTAL NET ASSETS — 100.00%		$458,053,161
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE II FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
11,251,999	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	$107,231,552
1,773,444	Great-West Invesco Small Cap Value Fund Institutional Class(a)	16,422,087
1,809,811	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	16,396,885
5,778,489	Great-West MFS International Growth Fund Institutional Class(a)	49,637,217
9,649,912	Great-West MFS International Value Fund Institutional Class(a)	99,780,094
8,298,191	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	76,841,248
1,336,245	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	13,108,561
9,864,504	Great-West Putnam Equity Income Fund Institutional Class(a)	90,358,857
Shares		Fair Value
Equity Mutual Funds — (continued)
1,700,813	Great-West Real Estate Index Fund Institutional Class(a)	$ 17,756,492
10,281,520	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	90,477,375
3,247,610	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	28,676,398

TOTAL EQUITY MUTUAL FUNDS — 100.03% (Cost $607,799,636)		$606,686,766
TOTAL INVESTMENTS — 100.03% (Cost $607,799,636)		$606,686,766
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (176,522)
TOTAL NET ASSETS — 100.00%		$606,510,244
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2016:
	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund	Great-West Moderately Aggressive Profile II Fund
Beginning Balance, January 1, 2016	$ 95,235,356	$41,707,441	$177,215,285	$35,009,061
Total interest received	1,160,453	514,443	2,008,175	420,989
Purchases	30,150,397	17,987,884	35,261,844	11,823,101
Sales	(10,779,341)	(7,075,669)	(25,538,898)	(6,073,262)
Ending Balance, September 30, 2016	$115,766,865	$53,134,099	$188,946,406	$41,179,889
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of September 30, 2016, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

September 30, 2016

Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Federal Income Taxes
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West Conservative Profile II Fund	$525,120,971	$10,245,401	$(20,835,421)	$(10,590,020)
Great-West Moderately Conservative Profile II Fund	246,912,507	5,078,629	(10,045,728)	(4,967,099)
Great-West Moderate Profile II Fund	1,188,247,019	50,604,804	(54,413,535)	(3,808,731)
Great-West Moderately Aggressive Profile II Fund	465,654,154	14,588,607	(22,056,941)	(7,468,334)
Great-West Aggressive Profile II Fund	619,099,319	26,086,461	(38,499,014)	(12,412,553)
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2016, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 6,723,860	$ 1,380,780	$ 474,021	$ (103,673)	$ 38,495	$ —
Great-West Federated Bond Fund Institutional Class	4,069,428	33,282,434	10,291,907	4,806,429	(202,450)	1,028,143	40,490,805
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,466,712	19,623,885	6,491,591	5,681,582	(777,395)	151,947	23,507,761
Great-West Invesco Small Cap Value Fund Institutional Class	390,925	3,016,349	1,107,248	1,081,165	(247,507)	19,703	3,619,967
Great-West Life & Annuity Contract	115,766,865	95,235,356	30,150,397	10,779,341	—	1,160,453	115,766,865
Great-West Loomis Sayles Bond Fund Institutional Class	5,453,831	43,560,215	11,254,891	6,993,162	(659,198)	1,289,164	52,902,164
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	399,178	2,921,216	1,124,880	1,008,439	(220,239)	19,027	3,616,551
Great-West MFS International Growth Fund Institutional Class	1,267,422	8,838,817	3,694,057	2,278,004	(284,243)	—	10,887,154

September 30, 2016

Great-West Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West MFS International Value Fund Institutional Class	2,117,287	$18,015,019	$ 6,143,254	$ 2,978,309	$ 1,010,101	$ —	$ 21,892,744
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,815,133	6,724,283	4,288,251	1,955,586	40,519	40,992	16,808,135
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	295,065	2,325,672	1,098,254	824,742	(93,689)	2,869	2,894,585
Great-West Putnam Equity Income Fund Institutional Class	2,164,863	16,281,651	5,365,038	2,969,649	18,141	166,115	19,830,146
Great-West Putnam High Yield Bond Institutional Class	2,549,626	21,612,369	5,217,922	4,764,251	(332,613)	647,939	24,629,387
Great-West Real Estate Index Fund Institutional Class	2,434,145	21,156,177	8,750,164	5,106,473	1,059,123	447,050	25,412,478
Great-West Short Duration Bond Fund Institutional Class	3,263,254	26,557,589	8,624,353	2,973,700	(26,228)	392,829	32,632,536
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,256,228	16,308,520	5,969,290	4,074,588	(299,148)	277,655	19,854,803
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	714,251	5,148,390	1,883,337	1,151,872	(113,289)	2,079	6,306,840
Great-West Templeton Global Bond Fund Institutional Class	6,096,698	42,456,505	15,953,155	4,694,148	(710,232)	659,012	52,980,307
Great-West U.S. Government Mortgage Securities Fund Institutional Class	4,070,123	33,281,832	11,059,324	4,699,126	(158,184)	660,571	40,497,723
					$(2,100,204)	$7,004,043	$514,530,951
Great-West Moderately Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 4,866,514	$ 972,455	$ 302,713	$ (71,458)	$ 27,534	$ —
Great-West Federated Bond Fund Institutional Class	1,503,493	11,724,591	4,810,346	2,187,042	(79,436)	371,915	14,959,751
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,882,624	14,222,518	5,082,389	3,556,815	(541,789)	113,602	17,941,410
Great-West Invesco Small Cap Value Fund Institutional Class	297,166	2,261,631	798,208	712,531	(170,518)	14,649	2,751,757
Great-West Life & Annuity Contract	53,134,099	41,707,441	17,987,884	7,075,669	—	514,443	53,134,099
Great-West Loomis Sayles Bond Fund Institutional Class	2,015,569	15,323,156	5,248,596	2,896,790	(322,108)	468,548	19,551,022
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	302,830	2,121,408	917,081	718,142	(166,904)	14,155	2,743,642
Great-West MFS International Growth Fund Institutional Class	961,574	6,419,328	2,874,435	1,516,650	(229,421)	—	8,259,919
Great-West MFS International Value Fund Institutional Class	1,607,711	13,046,813	5,087,899	2,199,334	560,379	—	16,623,733
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,384,507	4,867,192	3,534,755	1,221,450	10,638	30,818	12,820,535

September 30, 2016

Great-West Moderately Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	222,182	$ 1,704,229	$ 790,140	$ 518,131	$ (58,871)	$ 2,119	$ 2,179,602
Great-West Putnam Equity Income Fund Institutional Class	1,646,395	11,798,192	4,380,974	1,976,156	(42,185)	124,125	15,080,975
Great-West Putnam High Yield Bond Institutional Class	943,608	7,595,425	2,368,338	1,819,132	(186,593)	235,669	9,115,253
Great-West Real Estate Index Fund Institutional Class	1,023,844	8,522,223	3,696,923	1,877,932	291,938	186,321	10,688,935
Great-West Short Duration Bond Fund Institutional Class	161,739	1,174,324	601,805	178,325	(921)	19,036	1,617,394
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,719,400	11,800,664	4,901,005	2,875,132	(349,584)	207,163	15,130,719
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	542,531	3,732,861	1,531,376	768,182	(74,880)	1,558	4,790,553
Great-West Templeton Global Bond Fund Institutional Class	2,254,684	14,943,991	6,933,902	2,150,136	(395,321)	239,865	19,593,204
Great-West U.S. Government Mortgage Securities Fund Institutional Class	1,503,810	11,726,501	5,173,784	2,186,212	(3,828)	237,943	14,962,905
					$(1,830,862)	$2,809,463	$241,945,408
Great-West Moderate Profile II Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 39,420,341	$ 5,133,317	$ 810,552	$ 38,292	$ 218,292	$ —
Great-West Federated Bond Fund Institutional Class	5,336,618	49,840,308	9,785,124	9,079,132	(391,321)	1,402,971	53,099,349
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	12,721,988	114,976,132	15,653,401	23,740,211	(2,179,964)	820,430	121,240,542
Great-West Invesco Small Cap Value Fund Institutional Class	2,005,879	17,370,704	2,797,910	3,881,454	(593,748)	105,333	18,574,438
Great-West Life & Annuity Contract	188,946,406	177,215,285	35,261,844	25,538,898	—	2,008,175	188,946,406
Great-West Loomis Sayles Bond Fund Institutional Class	7,162,194	65,258,442	9,297,009	12,575,701	(1,342,589)	1,772,604	69,473,281
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,045,578	17,176,296	2,990,035	3,380,781	126,270	101,386	18,532,936
Great-West MFS International Growth Fund Institutional Class	6,518,954	51,821,130	9,457,553	6,674,294	134,310	—	55,997,818
Great-West MFS International Value Fund Institutional Class	10,897,553	105,536,154	14,558,901	12,054,950	4,343,455	—	112,680,703
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	9,375,814	39,439,145	11,771,747	7,834,161	130,388	220,092	86,820,042
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	1,512,961	13,724,911	3,143,325	3,308,920	(328,643)	15,320	14,842,143
Great-West Putnam Equity Income Fund Institutional Class	11,144,917	95,449,853	13,125,448	10,086,965	2,409,047	896,159	102,087,441

September 30, 2016

Great-West Moderate Profile II Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Putnam High Yield Bond Institutional Class	3,347,987	$ 32,370,462	$ 4,384,621	$ 7,864,651	$ (363,798)	$ 890,306	$ 32,341,554
Great-West Real Estate Index Fund Institutional Class	4,440,472	44,341,588	8,929,529	8,768,449	1,344,469	862,680	46,358,530
Great-West Short Duration Bond Fund Institutional Class	590,041	4,984,072	1,427,965	591,706	(2,103)	74,168	5,900,409
Great-West T. Rowe Price Equity Income Fund Institutional Class	11,623,865	95,548,510	15,773,103	12,728,247	3,415,488	1,495,511	102,290,009
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,676,968	30,100,027	4,867,149	3,518,333	584,062	10,779	32,467,628
Great-West Templeton Global Bond Fund Institutional Class	8,018,453	63,546,234	13,569,989	6,531,260	(1,164,419)	909,553	69,680,353
Great-West U.S. Government Mortgage Securities Fund Institutional Class	5,337,156	49,844,810	10,588,008	8,635,695	(301,551)	910,142	53,104,706
					$ 5,857,645	$12,713,901	$1,184,438,288
Great-West Moderately Aggressive Profile II Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West American Century Growth Fund Institutional Class	—	$17,193,354	$ 2,588,349	$ 145,045	$ (14,241)	$ 98,179	$ —
Great-West Federated Bond Fund Institutional Class	1,396,264	11,825,079	3,883,041	2,412,418	(61,513)	360,193	13,892,833
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	6,089,439	50,108,316	11,140,960	8,676,010	209,929	387,486	58,032,359
Great-West Invesco Small Cap Value Fund Institutional Class	961,762	7,616,767	1,939,442	1,831,923	(363,614)	49,965	8,905,914
Great-West Life & Annuity Contract	41,179,889	35,009,061	11,823,101	6,073,262	—	420,989	41,179,889
Great-West Loomis Sayles Bond Fund Institutional Class	1,874,914	15,448,144	3,998,568	3,134,293	(328,150)	457,483	18,186,663
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	982,387	7,468,644	2,026,789	1,548,114	(74,279)	48,170	8,900,422
Great-West MFS International Growth Fund Institutional Class	3,128,633	22,599,042	6,608,994	2,980,731	146,963	—	26,874,955
Great-West MFS International Value Fund Institutional Class	5,225,544	46,024,947	11,273,698	5,495,540	2,018,508	—	54,032,121
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	4,495,625	17,193,472	8,564,634	4,030,073	(197,042)	104,420	41,629,491
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	724,714	5,989,953	2,057,208	1,564,818	(148,894)	7,250	7,109,443
Great-West Putnam Equity Income Fund Institutional Class	5,339,431	41,621,180	9,363,033	3,844,551	1,083,470	423,187	48,909,187
Great-West Putnam High Yield Bond Institutional Class	872,801	7,670,463	1,811,151	2,018,952	(195,932)	229,099	8,431,255
Great-West Real Estate Index Fund Institutional Class	1,510,079	13,621,374	4,797,091	3,049,945	645,626	287,550	15,765,230

September 30, 2016

Great-West Moderately Aggressive Profile II Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Short Duration Bond Fund Institutional Class	978,573	$ 8,208,322	$ 2,857,456	$1,409,933	$ (6,805)	$ 120,277	$ 9,785,730
Great-West T. Rowe Price Equity Income Fund Institutional Class	5,561,443	41,625,448	10,853,813	6,276,877	565,567	706,653	48,940,702
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,756,891	13,073,991	3,356,919	1,481,912	191,846	5,179	15,513,344
Great-West Templeton Global Bond Fund Institutional Class	2,093,811	15,051,523	5,400,887	2,130,693	(388,994)	233,737	18,195,218
Great-West U.S. Government Mortgage Securities Fund Institutional Class	1,397,092	11,827,637	4,162,052	2,325,586	8,269	232,145	13,901,064
					$3,090,714	$4,171,962	$458,185,820
Great-West Aggressive Profile II Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 36,229,434	$ 4,167,896	$ 685,867	$ (22,581)	$ 198,599	$ —
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	11,251,999	105,508,483	10,130,923	18,531,939	532,618	727,169	107,231,552
Great-West Invesco Small Cap Value Fund Institutional Class	1,773,444	15,966,968	1,818,632	3,198,346	(378,029)	93,408	16,422,087
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,809,811	15,794,585	1,932,465	2,795,218	167,864	89,899	16,396,885
Great-West MFS International Growth Fund Institutional Class	5,778,489	47,615,354	6,987,457	6,551,474	(364,089)	—	49,637,217
Great-West MFS International Value Fund Institutional Class	9,649,912	96,968,374	11,292,329	12,181,666	4,172,607	—	99,780,094
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	8,298,191	36,232,429	9,717,987	8,239,665	253,689	195,407	76,841,248
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	1,336,245	12,624,167	2,408,955	2,992,713	(302,811)	13,560	13,108,561
Great-West Putnam Equity Income Fund Institutional Class	9,864,504	87,698,890	8,936,195	9,277,489	2,191,591	794,039	90,358,857
Great-West Real Estate Index Fund Institutional Class	1,700,813	17,627,793	3,758,893	4,058,503	808,603	331,013	17,756,492
Great-West T. Rowe Price Equity Income Fund Institutional Class	10,281,520	87,702,435	10,452,301	12,553,950	1,326,535	1,326,017	90,477,375
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,247,610	27,573,267	3,433,772	3,137,836	555,482	9,558	28,676,398
					$8,941,479	$3,778,669	$606,686,766

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2015 FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
892,659	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 9,256,876
1,703,608	Great-West Bond Index Fund Institutional Class(a)	17,189,405
849,006	Great-West Federated Bond Fund Institutional Class(a)	8,447,610
777,366	Great-West Loomis Sayles Bond Fund Institutional Class(a)	7,540,447
790,752	Great-West Putnam High Yield Bond Institutional Class(a)	7,638,660
523,531	Great-West Short Duration Bond Fund Institutional Class(a)	5,235,308
496,645	Great-West Templeton Global Bond Fund Institutional Class(a)	4,315,848
729,668	Oppenheimer International Bond Fund Class I	4,334,228
824,950	PIMCO Real Return Fund Institutional Class	9,264,194

TOTAL BOND MUTUAL FUNDS — 59.74% (Cost $73,217,613)		$ 73,222,576
EQUITY MUTUAL FUNDS
24,461	AllianzGI NFJ Small-Cap Value Fund Class R6	588,543
32,778	American Century Real Estate Fund Class R6	1,064,955
54,738	DFA International Real Estate Securities Portfolio Institutional Class	306,531
33,782	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	331,062
140,242	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,336,508
448,572	Great-West International Index Fund Institutional Class(a)	4,046,119
64,959	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	588,533
105,623	Great-West MFS International Growth Fund Institutional Class(a)	907,303
215,814	Great-West MFS International Value Fund Institutional Class(a)	2,231,517
346,903	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	3,212,321
Shares		Fair Value
Equity Mutual Funds — (continued)
214,166	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 1,961,759
101,960	Great-West Real Estate Index Fund Institutional Class(a)	1,064,465
721,231	Great-West S&P 500® Index Fund Institutional Class(a)	7,111,338
322,048	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,053,012
191,134	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,802,391
222,931	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,961,795
155,521	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,373,254
22,772	Invesco Global Real Estate Fund Class R6	306,510
27,977	Invesco International Growth Fund Class R6	907,286
12,745	Invesco Small Cap Discovery Fund Class R6	122,609
20,628	Janus Triton Fund Class N	502,693
117,337	Northern Emerging Markets Equity Index Fund	1,201,535
35,434	Oppenheimer Developing Markets Fund Class A	1,201,552

TOTAL EQUITY MUTUAL FUNDS — 30.34% (Cost $36,864,317)		$ 37,183,591
Account Balance
FIXED INTEREST CONTRACT
12,223,884 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 12,223,884

TOTAL FIXED INTEREST CONTRACT — 9.97% (Cost $12,223,884)		$ 12,223,884
TOTAL INVESTMENTS — 100.05% (Cost $122,305,814)		$122,630,051
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (57,332)
TOTAL NET ASSETS — 100.00%		$122,572,719
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,748,298	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 59,609,851
11,137,171	Great-West Bond Index Fund Institutional Class(a)	112,374,058
5,560,100	Great-West Federated Bond Fund Institutional Class(a)	55,322,998
5,063,910	Great-West Loomis Sayles Bond Fund Institutional Class(a)	49,119,931
5,087,130	Great-West Putnam High Yield Bond Institutional Class(a)	49,141,679
3,270,572	Great-West Short Duration Bond Fund Institutional Class(a)	32,705,715
3,189,576	Great-West Templeton Global Bond Fund Institutional Class(a)	27,717,410
4,684,959	Oppenheimer International Bond Fund Class I	27,828,658
5,312,322	PIMCO Real Return Fund Institutional Class	59,657,372

TOTAL BOND MUTUAL FUNDS — 46.48% (Cost $471,928,473)		$ 473,477,672
EQUITY MUTUAL FUNDS
309,346	AllianzGI NFJ Small-Cap Value Fund Class R6	7,442,870
391,998	American Century Real Estate Fund Class R6	12,736,018
655,231	DFA International Real Estate Securities Portfolio Institutional Class	3,669,294
437,501	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	4,287,507
1,787,097	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	17,031,030
5,695,397	Great-West International Index Fund Institutional Class(a)	51,372,479
821,524	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	7,443,010
1,340,910	Great-West MFS International Growth Fund Institutional Class(a)	11,518,421
2,730,883	Great-West MFS International Value Fund Institutional Class(a)	28,237,334
4,380,638	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	40,564,712
Shares		Fair Value
Equity Mutual Funds — (continued)
2,704,784	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 24,775,821
1,217,627	Great-West Real Estate Index Fund Institutional Class(a)	12,712,026
9,150,949	Great-West S&P 500® Index Fund Institutional Class(a)	90,228,361
4,075,392	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	38,634,713
2,422,528	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	22,844,441
2,816,673	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	24,786,723
1,975,374	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	17,442,549
271,859	Invesco Global Real Estate Fund Class R6	3,659,222
355,088	Invesco International Growth Fund Class R6	11,515,490
169,541	Invesco Small Cap Discovery Fund Class R6	1,630,987
263,513	Janus Triton Fund Class N	6,421,800
1,481,861	Northern Emerging Markets Equity Index Fund	15,174,258
447,493	Oppenheimer Developing Markets Fund Class A	15,174,490

TOTAL EQUITY MUTUAL FUNDS — 46.08% (Cost $457,987,437)		$ 469,303,556
Account Balance
FIXED INTEREST CONTRACT
76,281,428 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 76,281,428

TOTAL FIXED INTEREST CONTRACT — 7.49% (Cost $76,281,428)		$ 76,281,428
TOTAL INVESTMENTS — 100.05% (Cost $1,006,197,338)		$ 1,019,062,656
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (477,566)
TOTAL NET ASSETS — 100.00%		$ 1,018,585,090
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2020 FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
866	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 8,979
2,277	Great-West Bond Index Fund Institutional Class(a)	22,979
1,134	Great-West Federated Bond Fund Institutional Class(a)	11,280
1,029	Great-West Loomis Sayles Bond Fund Institutional Class(a)	9,983
1,009	Great-West Putnam High Yield Bond Institutional Class(a)	9,751
505	Great-West Short Duration Bond Fund Institutional Class(a)	5,051
620	Great-West Templeton Global Bond Fund Institutional Class(a)	5,384
914	Oppenheimer International Bond Fund Class I	5,432
807	PIMCO Real Return Fund Institutional Class	9,061

TOTAL BOND MUTUAL FUNDS — 56.96% (Cost $87,630)		$ 87,900
EQUITY MUTUAL FUNDS
38	AllianzGI NFJ Small-Cap Value Fund Class R6	922
43	American Century Real Estate Fund Class R6	1,391
75	DFA International Real Estate Securities Portfolio Institutional Class	422
50	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	485
204	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,944
686	Great-West International Index Fund Institutional Class(a)	6,185
101	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	919
162	Great-West MFS International Growth Fund Institutional Class(a)	1,395
329	Great-West MFS International Value Fund Institutional Class(a)	3,406
495	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	4,579
Shares		Fair Value
Equity Mutual Funds — (continued)
307	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 2,809
132	Great-West Real Estate Index Fund Institutional Class(a)	1,375
1,037	Great-West S&P 500® Index Fund Institutional Class(a)	10,223
465	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,404
299	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,820
320	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	2,818
223	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,970
31	Invesco Global Real Estate Fund Class R6	417
43	Invesco International Growth Fund Class R6	1,388
21	Invesco Small Cap Discovery Fund Class R6	202
32	Janus Triton Fund Class N	789
187	Northern Emerging Markets Equity Index Fund	1,917
57	Oppenheimer Developing Markets Fund Class A	1,925

TOTAL EQUITY MUTUAL FUNDS — 35.45% (Cost $54,195)		$ 54,705
Account Balance
FIXED INTEREST CONTRACT
11,774 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 11,774

TOTAL FIXED INTEREST CONTRACT — 7.63% (Cost $11,774)		$ 11,774
TOTAL INVESTMENTS — 100.04% (Cost $153,599)		$ 154,379
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (66)
TOTAL NET ASSETS — 100.00%		$ 154,313
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
27,474	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 284,904
73,073	Great-West Bond Index Fund Institutional Class(a)	737,304
36,359	Great-West Federated Bond Fund Institutional Class(a)	361,776
32,809	Great-West Loomis Sayles Bond Fund Institutional Class(a)	318,251
31,883	Great-West Putnam High Yield Bond Institutional Class(a)	307,994
15,605	Great-West Short Duration Bond Fund Institutional Class(a)	156,044
19,727	Great-West Templeton Global Bond Fund Institutional Class(a)	171,425
28,925	Oppenheimer International Bond Fund Class I	171,815
25,387	PIMCO Real Return Fund Institutional Class	285,099

TOTAL BOND MUTUAL FUNDS — 42.11% (Cost $2,787,591)		$ 2,794,612
EQUITY MUTUAL FUNDS
2,427	AllianzGI NFJ Small-Cap Value Fund Class R6	58,394
2,582	American Century Real Estate Fund Class R6	83,904
4,498	DFA International Real Estate Securities Portfolio Institutional Class	25,190
3,126	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	30,639
12,961	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	123,519
43,683	Great-West International Index Fund Institutional Class(a)	394,020
6,445	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	58,394
10,347	Great-West MFS International Growth Fund Institutional Class(a)	88,881
20,987	Great-West MFS International Value Fund Institutional Class(a)	217,007
31,673	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	293,289
Shares		Fair Value
Equity Mutual Funds — (continued)
19,654	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 180,034
8,033	Great-West Real Estate Index Fund Institutional Class(a)	83,862
66,270	Great-West S&P 500® Index Fund Institutional Class(a)	653,419
29,539	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	280,029
19,005	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	179,220
20,478	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	180,208
14,315	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	126,399
1,868	Invesco Global Real Estate Fund Class R6	25,145
2,740	Invesco International Growth Fund Class R6	88,865
1,311	Invesco Small Cap Discovery Fund Class R6	12,608
2,069	Janus Triton Fund Class N	50,423
12,025	Northern Emerging Markets Equity Index Fund	123,132
3,631	Oppenheimer Developing Markets Fund Class A	123,112

TOTAL EQUITY MUTUAL FUNDS — 52.44% (Cost $3,444,783)		$ 3,479,693
Account Balance
FIXED INTEREST CONTRACT
364,364 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 364,364

TOTAL FIXED INTEREST CONTRACT — 5.49% (Cost $364,364)		$ 364,364
TOTAL INVESTMENTS — 100.04% (Cost $6,596,738)		$ 6,638,669
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (2,345)
TOTAL NET ASSETS — 100.00%		$ 6,636,324
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2025 FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
957,821	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 9,932,601
3,544,208	Great-West Bond Index Fund Institutional Class(a)	35,761,063
1,762,841	Great-West Federated Bond Fund Institutional Class(a)	17,540,264
1,578,378	Great-West Loomis Sayles Bond Fund Institutional Class(a)	15,310,270
1,497,476	Great-West Putnam High Yield Bond Institutional Class(a)	14,465,620
561,190	Great-West Short Duration Bond Fund Institutional Class(a)	5,611,897
918,726	Great-West Templeton Global Bond Fund Institutional Class(a)	7,983,727
1,349,679	Oppenheimer International Bond Fund Class I	8,017,096
885,193	PIMCO Real Return Fund Institutional Class	9,940,715

TOTAL BOND MUTUAL FUNDS — 53.07% (Cost $124,813,265)		$124,563,253
EQUITY MUTUAL FUNDS
71,255	AllianzGI NFJ Small-Cap Value Fund Class R6	1,714,396
65,721	American Century Real Estate Fund Class R6	2,135,267
121,617	DFA International Real Estate Securities Portfolio Institutional Class	681,056
86,274	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	845,483
352,416	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	3,358,529
1,260,064	Great-West International Index Fund Institutional Class(a)	11,365,774
189,219	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,714,322
297,969	Great-West MFS International Growth Fund Institutional Class(a)	2,559,551
604,117	Great-West MFS International Value Fund Institutional Class(a)	6,246,574
862,170	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	7,983,690
Shares		Fair Value
Equity Mutual Funds — (continued)
533,232	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 4,884,407
204,480	Great-West Real Estate Index Fund Institutional Class(a)	2,134,775
1,802,839	Great-West S&P 500® Index Fund Institutional Class(a)	17,775,991
802,600	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,608,647
560,329	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,283,898
555,074	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	4,884,655
388,287	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,428,575
50,590	Invesco Global Real Estate Fund Class R6	680,943
78,921	Invesco International Growth Fund Class R6	2,559,398
39,056	Invesco Small Cap Discovery Fund Class R6	375,717
60,703	Janus Triton Fund Class N	1,479,334
364,600	Northern Emerging Markets Equity Index Fund	3,733,506
110,106	Oppenheimer Developing Markets Fund Class A	3,733,709

TOTAL EQUITY MUTUAL FUNDS — 41.39% (Cost $96,557,774)		$ 97,168,197
Account Balance
FIXED INTEREST CONTRACT
13,125,682 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 13,125,682

TOTAL FIXED INTEREST CONTRACT — 5.59% (Cost $13,125,682)		$ 13,125,682
TOTAL INVESTMENTS — 100.05% (Cost $234,496,721)		$234,857,132
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (109,520)
TOTAL NET ASSETS — 100.00%		$234,747,612
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,761,045	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 49,372,040
17,708,499	Great-West Bond Index Fund Institutional Class(a)	178,678,755
8,812,138	Great-West Federated Bond Fund Institutional Class(a)	87,680,773
7,889,549	Great-West Loomis Sayles Bond Fund Institutional Class(a)	76,528,623
7,450,813	Great-West Putnam High Yield Bond Institutional Class(a)	71,974,858
2,698,627	Great-West Short Duration Bond Fund Institutional Class(a)	26,986,264
4,554,992	Great-West Templeton Global Bond Fund Institutional Class(a)	39,582,877
6,693,938	Oppenheimer International Bond Fund Class I	39,761,992
4,405,849	PIMCO Real Return Fund Institutional Class	49,477,688

TOTAL BOND MUTUAL FUNDS — 35.03% (Cost $619,487,421)		$ 620,043,870
EQUITY MUTUAL FUNDS
804,349	AllianzGI NFJ Small-Cap Value Fund Class R6	19,352,638
695,178	American Century Real Estate Fund Class R6	22,586,316
1,298,338	DFA International Real Estate Securities Portfolio Institutional Class	7,270,694
962,385	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	9,431,377
3,953,399	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	37,675,891
14,131,144	Great-West International Index Fund Institutional Class(a)	127,462,916
2,135,475	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	19,347,407
3,343,086	Great-West MFS International Growth Fund Institutional Class(a)	28,717,108
6,793,797	Great-West MFS International Value Fund Institutional Class(a)	70,247,861
9,682,841	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	89,663,103
Shares		Fair Value
Equity Mutual Funds — (continued)
6,004,673	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 55,002,807
2,159,038	Great-West Real Estate Index Fund Institutional Class(a)	22,540,354
20,252,879	Great-West S&P 500® Index Fund Institutional Class(a)	199,693,389
9,037,375	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	85,674,311
6,287,056	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	59,286,937
6,257,284	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	55,064,102
4,361,851	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	38,515,148
536,540	Invesco Global Real Estate Fund Class R6	7,221,830
884,567	Invesco International Growth Fund Class R6	28,686,517
423,849	Invesco Small Cap Discovery Fund Class R6	4,077,429
683,778	Janus Triton Fund Class N	16,663,663
4,093,512	Northern Emerging Markets Equity Index Fund	41,917,567
1,236,102	Oppenheimer Developing Markets Fund Class A	41,916,212

TOTAL EQUITY MUTUAL FUNDS — 61.46% (Cost $1,054,916,643)		$ 1,088,015,577
Account Balance
FIXED INTEREST CONTRACT
62,923,940 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 62,923,940

TOTAL FIXED INTEREST CONTRACT — 3.56% (Cost $62,923,940)		$ 62,923,940
TOTAL INVESTMENTS — 100.05% (Cost $1,737,328,004)		$ 1,770,983,387
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (818,790)
TOTAL NET ASSETS — 100.00%		$ 1,770,164,597
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2030 FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,201	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 12,453
6,514	Great-West Bond Index Fund Institutional Class(a)	65,728
3,245	Great-West Federated Bond Fund Institutional Class(a)	32,294
2,883	Great-West Loomis Sayles Bond Fund Institutional Class(a)	27,966
2,669	Great-West Putnam High Yield Bond Institutional Class(a)	25,780
707	Great-West Short Duration Bond Fund Institutional Class(a)	7,069
1,622	Great-West Templeton Global Bond Fund Institutional Class(a)	14,093
2,382	Oppenheimer International Bond Fund Class I	14,149
1,110	PIMCO Real Return Fund Institutional Class	12,466

TOTAL BOND MUTUAL FUNDS — 46.48% (Cost $211,373)		$ 211,998
EQUITY MUTUAL FUNDS
176	AllianzGI NFJ Small-Cap Value Fund Class R6	4,245
131	American Century Real Estate Fund Class R6	4,245
253	DFA International Real Estate Securities Portfolio Institutional Class	1,415
196	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,917
805	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	7,670
3,051	Great-West International Index Fund Institutional Class(a)	27,519
468	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	4,245
722	Great-West MFS International Growth Fund Institutional Class(a)	6,206
1,461	Great-West MFS International Value Fund Institutional Class(a)	15,107
1,981	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	18,342
Shares		Fair Value
Equity Mutual Funds — (continued)
1,220	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 11,181
406	Great-West Real Estate Index Fund Institutional Class(a)	4,243
4,128	Great-West S&P 500® Index Fund Institutional Class(a)	40,702
1,839	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	17,435
1,379	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	13,008
1,271	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	11,182
889	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	7,849
105	Invesco Global Real Estate Fund Class R6	1,414
191	Invesco International Growth Fund Class R6	6,205
95	Invesco Small Cap Discovery Fund Class R6	913
150	Janus Triton Fund Class N	3,650
936	Northern Emerging Markets Equity Index Fund	9,582
283	Oppenheimer Developing Markets Fund Class A	9,583

TOTAL EQUITY MUTUAL FUNDS — 49.95% (Cost $225,617)		$ 227,858
Account Balance
FIXED INTEREST CONTRACT
16,463 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 16,463

TOTAL FIXED INTEREST CONTRACT — 3.61% (Cost $16,463)		$ 16,463
TOTAL INVESTMENTS — 100.04% (Cost $453,453)		$ 456,319
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (192)
TOTAL NET ASSETS — 100.00%		$ 456,127
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
7,183	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 74,487
39,301	Great-West Bond Index Fund Institutional Class(a)	396,548
19,585	Great-West Federated Bond Fund Institutional Class(a)	194,871
17,365	Great-West Loomis Sayles Bond Fund Institutional Class(a)	168,439
16,030	Great-West Putnam High Yield Bond Institutional Class(a)	154,847
4,097	Great-West Short Duration Bond Fund Institutional Class(a)	40,967
9,723	Great-West Templeton Global Bond Fund Institutional Class(a)	84,496
14,234	Oppenheimer International Bond Fund Class I	84,548
6,641	PIMCO Real Return Fund Institutional Class	74,581

TOTAL BOND MUTUAL FUNDS — 25.80% (Cost $1,266,594)		$ 1,273,784
EQUITY MUTUAL FUNDS
2,753	AllianzGI NFJ Small-Cap Value Fund Class R6	66,242
1,971	American Century Real Estate Fund Class R6	64,052
3,803	DFA International Real Estate Securities Portfolio Institutional Class	21,296
3,100	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	30,385
12,682	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	120,857
47,798	Great-West International Index Fund Institutional Class(a)	431,136
7,311	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	66,238
11,318	Great-West MFS International Growth Fund Institutional Class(a)	97,219
22,991	Great-West MFS International Value Fund Institutional Class(a)	237,732
31,019	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	287,240
Shares		Fair Value
Equity Mutual Funds — (continued)
19,226	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 176,106
6,127	Great-West Real Estate Index Fund Institutional Class(a)	63,970
64,845	Great-West S&P 500® Index Fund Institutional Class(a)	639,375
28,915	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	274,113
21,700	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	204,627
20,063	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	176,557
14,040	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	123,971
1,568	Invesco Global Real Estate Fund Class R6	21,105
2,994	Invesco International Growth Fund Class R6	97,085
1,489	Invesco Small Cap Discovery Fund Class R6	14,325
2,352	Janus Triton Fund Class N	57,312
14,587	Northern Emerging Markets Equity Index Fund	149,366
4,401	Oppenheimer Developing Markets Fund Class A	149,242

TOTAL EQUITY MUTUAL FUNDS — 72.31% (Cost $3,473,116)		$ 3,569,551
Account Balance
FIXED INTEREST CONTRACT
95,162 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 95,162

TOTAL FIXED INTEREST CONTRACT — 1.93% (Cost $95,162)		$ 95,162
TOTAL INVESTMENTS — 100.04% (Cost $4,834,872)		$ 4,938,497
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (1,819)
TOTAL NET ASSETS — 100.00%		$ 4,936,678
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2035 FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
270,208	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 2,802,053
2,372,889	Great-West Bond Index Fund Institutional Class(a)	23,942,454
1,176,933	Great-West Federated Bond Fund Institutional Class(a)	11,710,482
1,039,959	Great-West Loomis Sayles Bond Fund Institutional Class(a)	10,087,604
942,279	Great-West Putnam High Yield Bond Institutional Class(a)	9,102,416
158,459	Great-West Short Duration Bond Fund Institutional Class(a)	1,584,589
569,291	Great-West Templeton Global Bond Fund Institutional Class(a)	4,947,139
836,310	Oppenheimer International Bond Fund Class I	4,967,682
249,714	PIMCO Real Return Fund Institutional Class	2,804,287

TOTAL BOND MUTUAL FUNDS — 37.25% (Cost $72,107,000)		$ 71,948,706
EQUITY MUTUAL FUNDS
94,781	AllianzGI NFJ Small-Cap Value Fund Class R6	2,280,438
56,447	American Century Real Estate Fund Class R6	1,833,970
113,883	DFA International Real Estate Securities Portfolio Institutional Class	637,744
98,606	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	966,342
405,597	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	3,865,342
1,623,938	Great-West International Index Fund Institutional Class(a)	14,647,917
251,695	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,280,353
382,431	Great-West MFS International Growth Fund Institutional Class(a)	3,285,081
779,342	Great-West MFS International Value Fund Institutional Class(a)	8,058,394
997,511	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	9,236,954
Shares		Fair Value
Equity Mutual Funds — (continued)
616,039	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 5,642,920
175,639	Great-West Real Estate Index Fund Institutional Class(a)	1,833,668
2,081,426	Great-West S&P 500® Index Fund Institutional Class(a)	20,522,863
927,508	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,792,773
745,954	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	7,034,345
641,263	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	5,643,117
448,673	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,961,780
47,374	Invesco Global Real Estate Fund Class R6	637,653
101,295	Invesco International Growth Fund Class R6	3,285,014
50,219	Invesco Small Cap Discovery Fund Class R6	483,108
80,880	Janus Triton Fund Class N	1,971,056
522,704	Northern Emerging Markets Equity Index Fund	5,352,490
157,852	Oppenheimer Developing Markets Fund Class A	5,352,749

TOTAL EQUITY MUTUAL FUNDS — 60.88% (Cost $117,194,962)		$117,606,071
Account Balance
FIXED INTEREST CONTRACT
3,710,252 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,710,252

TOTAL FIXED INTEREST CONTRACT — 1.92% (Cost $3,710,252)		$ 3,710,252
TOTAL INVESTMENTS — 100.05% (Cost $193,012,214)		$193,265,029
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (93,084)
TOTAL NET ASSETS — 100.00%		$193,171,945
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
947,704	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 9,827,694
8,333,425	Great-West Bond Index Fund Institutional Class(a)	84,084,259
4,157,398	Great-West Federated Bond Fund Institutional Class(a)	41,366,113
3,667,416	Great-West Loomis Sayles Bond Fund Institutional Class(a)	35,573,936
3,323,665	Great-West Putnam High Yield Bond Institutional Class(a)	32,106,605
542,755	Great-West Short Duration Bond Fund Institutional Class(a)	5,427,544
1,998,726	Great-West Templeton Global Bond Fund Institutional Class(a)	17,368,932
2,936,678	Oppenheimer International Bond Fund Class I	17,443,866
876,753	PIMCO Real Return Fund Institutional Class	9,845,933

TOTAL BOND MUTUAL FUNDS — 16.72% (Cost $252,009,965)		$ 253,044,882
EQUITY MUTUAL FUNDS
1,008,528	AllianzGI NFJ Small-Cap Value Fund Class R6	24,265,186
611,236	American Century Real Estate Fund Class R6	19,859,052
1,244,809	DFA International Real Estate Securities Portfolio Institutional Class	6,970,929
1,054,440	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	10,333,516
4,314,826	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	41,120,293
17,200,370	Great-West International Index Fund Institutional Class(a)	155,147,336
2,677,897	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	24,261,748
4,074,805	Great-West MFS International Growth Fund Institutional Class(a)	35,002,578
8,252,628	Great-West MFS International Value Fund Institutional Class(a)	85,332,174
10,566,768	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	97,848,267
Shares		Fair Value
Equity Mutual Funds — (continued)
6,537,356	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 59,882,178
1,899,158	Great-West Real Estate Index Fund Institutional Class(a)	19,827,210
22,043,597	Great-West S&P 500® Index Fund Institutional Class(a)	217,349,864
9,832,319	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	93,210,382
7,912,090	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	74,611,011
6,810,830	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	59,935,301
4,757,006	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	42,004,363
514,160	Invesco Global Real Estate Fund Class R6	6,920,599
1,078,521	Invesco International Growth Fund Class R6	34,976,448
535,380	Invesco Small Cap Discovery Fund Class R6	5,150,354
857,821	Janus Triton Fund Class N	20,905,087
5,532,921	Northern Emerging Markets Equity Index Fund	56,657,111
1,670,257	Oppenheimer Developing Markets Fund Class A	56,638,425

TOTAL EQUITY MUTUAL FUNDS — 82.49% (Cost $1,212,187,252)		$ 1,248,209,412
Account Balance
FIXED INTEREST CONTRACT
12,653,329 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 12,653,329

TOTAL FIXED INTEREST CONTRACT — 0.84% (Cost $12,653,329)		$ 12,653,329
TOTAL INVESTMENTS — 100.05% (Cost $1,476,850,546)		$ 1,513,907,623
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (695,012)
TOTAL NET ASSETS — 100.00%		$ 1,513,212,611
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2040 FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
57	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 591
992	Great-West Bond Index Fund Institutional Class(a)	10,011
494	Great-West Federated Bond Fund Institutional Class(a)	4,913
434	Great-West Loomis Sayles Bond Fund Institutional Class(a)	4,211
387	Great-West Putnam High Yield Bond Institutional Class(a)	3,737
33	Great-West Short Duration Bond Fund Institutional Class(a)	331
233	Great-West Templeton Global Bond Fund Institutional Class(a)	2,020
341	Oppenheimer International Bond Fund Class I	2,027
53	PIMCO Real Return Fund Institutional Class	592

TOTAL BOND MUTUAL FUNDS — 27.39% (Cost $28,238)		$ 28,433
EQUITY MUTUAL FUNDS
63	AllianzGI NFJ Small-Cap Value Fund Class R6	1,508
31	American Century Real Estate Fund Class R6	1,009
65	DFA International Real Estate Securities Portfolio Institutional Class	364
61	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	593
251	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	2,394
1,057	Great-West International Index Fund Institutional Class(a)	9,537
166	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,507
250	Great-West MFS International Growth Fund Institutional Class(a)	2,149
507	Great-West MFS International Value Fund Institutional Class(a)	5,247
614	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	5,687
Shares		Fair Value
Equity Mutual Funds — (continued)
380	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 3,479
96	Great-West Real Estate Index Fund Institutional Class(a)	1,007
1,286	Great-West S&P 500® Index Fund Institutional Class(a)	12,675
572	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,424
493	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,646
396	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,481
276	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,440
27	Invesco Global Real Estate Fund Class R6	363
66	Invesco International Growth Fund Class R6	2,147
34	Invesco Small Cap Discovery Fund Class R6	322
53	Janus Triton Fund Class N	1,297
358	Northern Emerging Markets Equity Index Fund	3,664
108	Oppenheimer Developing Markets Fund Class A	3,667

TOTAL EQUITY MUTUAL FUNDS — 71.88% (Cost $72,777)		$ 74,607
Account Balance
FIXED INTEREST CONTRACT
776 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 776

TOTAL FIXED INTEREST CONTRACT — 0.75% (Cost $776)		$ 776
TOTAL INVESTMENTS — 100.02% (Cost $101,791)		$ 103,816
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$ (21)
TOTAL NET ASSETS — 100.00%		$ 103,795
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,488	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 25,800
43,529	Great-West Bond Index Fund Institutional Class(a)	439,210
21,746	Great-West Federated Bond Fund Institutional Class(a)	216,369
19,017	Great-West Loomis Sayles Bond Fund Institutional Class(a)	184,462
16,923	Great-West Putnam High Yield Bond Institutional Class(a)	163,480
1,410	Great-West Short Duration Bond Fund Institutional Class(a)	14,100
10,146	Great-West Templeton Global Bond Fund Institutional Class(a)	88,173
14,837	Oppenheimer International Bond Fund Class I	88,132
2,301	PIMCO Real Return Fund Institutional Class	25,835

TOTAL BOND MUTUAL FUNDS — 10.62% (Cost $1,235,086)		$ 1,245,561
EQUITY MUTUAL FUNDS
8,775	AllianzGI NFJ Small-Cap Value Fund Class R6	211,119
4,803	American Century Real Estate Fund Class R6	156,036
10,047	DFA International Real Estate Securities Portfolio Institutional Class	56,263
8,568	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	83,968
35,024	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	333,779
147,279	Great-West International Index Fund Institutional Class(a)	1,328,458
23,303	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	211,128
34,792	Great-West MFS International Growth Fund Institutional Class(a)	298,862
70,791	Great-West MFS International Value Fund Institutional Class(a)	731,979
85,844	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	794,918
Shares		Fair Value
Equity Mutual Funds — (continued)
53,122	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 486,595
14,933	Great-West Real Estate Index Fund Institutional Class(a)	155,900
179,002	Great-West S&P 500® Index Fund Institutional Class(a)	1,764,958
79,771	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	756,231
68,769	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	648,495
55,434	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	487,820
38,667	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	341,434
4,161	Invesco Global Real Estate Fund Class R6	56,008
9,211	Invesco International Growth Fund Class R6	298,712
4,751	Invesco Small Cap Discovery Fund Class R6	45,703
7,456	Janus Triton Fund Class N	181,706
49,860	Northern Emerging Markets Equity Index Fund	510,562
15,048	Oppenheimer Developing Markets Fund Class A	510,280

TOTAL EQUITY MUTUAL FUNDS — 89.14% (Cost $10,009,830)		$ 10,450,914
Account Balance
FIXED INTEREST CONTRACT
32,809 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 32,809

TOTAL FIXED INTEREST CONTRACT — 0.28% (Cost $32,809)		$ 32,809
TOTAL INVESTMENTS — 100.04% (Cost $11,277,725)		$ 11,729,284
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (4,326)
TOTAL NET ASSETS — 100.00%		$ 11,724,958
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2045 FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
7,585	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 78,655
851,902	Great-West Bond Index Fund Institutional Class(a)	8,595,690
424,608	Great-West Federated Bond Fund Institutional Class(a)	4,224,850
370,691	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,595,697
324,544	Great-West Putnam High Yield Bond Institutional Class(a)	3,135,097
4,495	Great-West Short Duration Bond Fund Institutional Class(a)	44,946
195,250	Great-West Templeton Global Bond Fund Institutional Class(a)	1,696,725
286,827	Oppenheimer International Bond Fund Class I	1,703,755
7,009	PIMCO Real Return Fund Institutional Class	78,715

TOTAL BOND MUTUAL FUNDS — 20.62% (Cost $23,196,457)		$ 23,154,130
EQUITY MUTUAL FUNDS
77,523	AllianzGI NFJ Small-Cap Value Fund Class R6	1,865,197
34,220	American Century Real Estate Fund Class R6	1,111,805
74,237	DFA International Real Estate Securities Portfolio Institutional Class	415,729
69,946	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	685,470
290,047	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	2,764,152
1,290,518	Great-West International Index Fund Institutional Class(a)	11,640,475
205,872	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,865,197
304,771	Great-West MFS International Growth Fund Institutional Class(a)	2,617,980
619,401	Great-West MFS International Value Fund Institutional Class(a)	6,404,612
711,054	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	6,584,360
Shares		Fair Value
Equity Mutual Funds — (continued)
440,382	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 4,033,898
106,478	Great-West Real Estate Index Fund Institutional Class(a)	1,111,636
1,488,305	Great-West S&P 500® Index Fund Institutional Class(a)	14,674,688
662,552	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,280,992
608,879	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,741,727
458,409	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	4,033,997
319,417	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,820,451
30,884	Invesco Global Real Estate Fund Class R6	415,693
80,726	Invesco International Growth Fund Class R6	2,617,962
42,048	Invesco Small Cap Discovery Fund Class R6	404,501
65,932	Janus Triton Fund Class N	1,606,756
459,721	Northern Emerging Markets Equity Index Fund	4,707,541
138,823	Oppenheimer Developing Markets Fund Class A	4,707,505

TOTAL EQUITY MUTUAL FUNDS — 79.34% (Cost $88,733,420)		$ 89,112,324
Account Balance
FIXED INTEREST CONTRACT
101,128 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 101,128

TOTAL FIXED INTEREST CONTRACT — 0.09% (Cost $101,128)		$ 101,128
TOTAL INVESTMENTS — 100.05% (Cost $112,031,005)		$112,367,582
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (54,230)
TOTAL NET ASSETS — 100.00%		$112,313,352
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
24,084	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 249,753
2,463,320	Great-West Bond Index Fund Institutional Class(a)	24,854,897
1,228,220	Great-West Federated Bond Fund Institutional Class(a)	12,220,793
1,074,835	Great-West Loomis Sayles Bond Fund Institutional Class(a)	10,425,897
941,829	Great-West Putnam High Yield Bond Institutional Class(a)	9,098,069
8,311	Great-West Short Duration Bond Fund Institutional Class(a)	83,106
566,048	Great-West Templeton Global Bond Fund Institutional Class(a)	4,918,956
828,116	Oppenheimer International Bond Fund Class I	4,919,008
22,280	PIMCO Real Return Fund Institutional Class	250,208

TOTAL BOND MUTUAL FUNDS — 8.04% (Cost $66,858,102)		$ 67,020,687
EQUITY MUTUAL FUNDS
663,133	AllianzGI NFJ Small-Cap Value Fund Class R6	15,954,980
341,977	American Century Real Estate Fund Class R6	11,110,835
758,694	DFA International Real Estate Securities Portfolio Institutional Class	4,248,686
608,097	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	5,959,352
2,482,952	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	23,662,532
11,037,793	Great-West International Index Fund Institutional Class(a)	99,560,889
1,761,305	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	15,957,427
2,604,997	Great-West MFS International Growth Fund Institutional Class(a)	22,376,928
5,298,069	Great-West MFS International Value Fund Institutional Class(a)	54,782,038
6,092,811	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	56,419,426
Shares		Fair Value
Equity Mutual Funds — (continued)
3,769,507	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 34,528,681
1,063,869	Great-West Real Estate Index Fund Institutional Class(a)	11,106,794
12,710,251	Great-West S&P 500® Index Fund Institutional Class(a)	125,323,071
5,670,579	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	53,757,093
5,217,194	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	49,198,141
3,930,602	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	34,589,297
2,747,229	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	24,258,028
312,849	Invesco Global Real Estate Fund Class R6	4,210,942
689,649	Invesco International Growth Fund Class R6	22,365,331
355,600	Invesco Small Cap Discovery Fund Class R6	3,420,874
565,027	Janus Triton Fund Class N	13,769,705
3,919,508	Northern Emerging Markets Equity Index Fund	40,135,763
1,182,555	Oppenheimer Developing Markets Fund Class A	40,100,448

TOTAL EQUITY MUTUAL FUNDS — 91.98% (Cost $752,029,756)		$766,797,261
Account Balance
FIXED INTEREST CONTRACT
249,324 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 249,324

TOTAL FIXED INTEREST CONTRACT — 0.03% (Cost $249,324)		$ 249,324
TOTAL INVESTMENTS — 100.05% (Cost $819,137,182)		$834,067,272
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (381,322)
TOTAL NET ASSETS — 100.00%		$833,685,950
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2050 FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
944	Great-West Bond Index Fund Institutional Class(a)	$ 9,521
470	Great-West Federated Bond Fund Institutional Class(a)	4,678
411	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,981
359	Great-West Putnam High Yield Bond Institutional Class(a)	3,466
225	Great-West Templeton Global Bond Fund Institutional Class(a)	1,959
331	Oppenheimer International Bond Fund Class I	1,966

TOTAL BOND MUTUAL FUNDS — 16.82% (Cost $25,441)		$ 25,571
EQUITY MUTUAL FUNDS
113	AllianzGI NFJ Small-Cap Value Fund Class R6	2,725
47	American Century Real Estate Fund Class R6	1,537
109	DFA International Real Estate Securities Portfolio Institutional Class	609
96	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	944
398	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	3,792
1,867	Great-West International Index Fund Institutional Class(a)	16,838
300	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,724
441	Great-West MFS International Growth Fund Institutional Class(a)	3,786
896	Great-West MFS International Value Fund Institutional Class(a)	9,264
975	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	9,029
Shares		Fair Value
Equity Mutual Funds — (continued)
604	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 5,536
147	Great-West Real Estate Index Fund Institutional Class(a)	1,535
2,038	Great-West S&P 500® Index Fund Institutional Class(a)	20,099
910	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,626
891	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	8,399
629	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	5,538
439	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,878
45	Invesco Global Real Estate Fund Class R6	608
117	Invesco International Growth Fund Class R6	3,784
62	Invesco Small Cap Discovery Fund Class R6	593
97	Janus Triton Fund Class N	2,356
698	Northern Emerging Markets Equity Index Fund	7,144
211	Oppenheimer Developing Markets Fund Class A	7,148

TOTAL EQUITY MUTUAL FUNDS — 83.21% (Cost $124,249)		$ 126,492
TOTAL INVESTMENTS — 100.03% (Cost $149,690)		$ 152,063
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (53)
TOTAL NET ASSETS — 100.00%		$ 152,010
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,594	Great-West Bond Index Fund Institutional Class(a)	$ 46,352
2,287	Great-West Federated Bond Fund Institutional Class(a)	22,754
1,997	Great-West Loomis Sayles Bond Fund Institutional Class(a)	19,376
1,745	Great-West Putnam High Yield Bond Institutional Class(a)	16,857
1,096	Great-West Templeton Global Bond Fund Institutional Class(a)	9,520
1,606	Oppenheimer International Bond Fund Class I	9,542

TOTAL BOND MUTUAL FUNDS — 7.32% (Cost $123,989)		$ 124,401
EQUITY MUTUAL FUNDS
1,399	AllianzGI NFJ Small-Cap Value Fund Class R6	33,653
715	American Century Real Estate Fund Class R6	23,226
1,639	DFA International Real Estate Securities Portfolio Institutional Class	9,179
1,203	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	11,794
4,922	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	46,903
23,054	Great-West International Index Fund Institutional Class(a)	207,945
3,715	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	33,660
5,439	Great-West MFS International Growth Fund Institutional Class(a)	46,721
11,060	Great-West MFS International Value Fund Institutional Class(a)	114,359
12,071	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	111,774
Shares		Fair Value
Equity Mutual Funds — (continued)
7,460	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 68,337
2,224	Great-West Real Estate Index Fund Institutional Class(a)	23,221
25,217	Great-West S&P 500® Index Fund Institutional Class(a)	248,643
11,238	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	106,537
11,010	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	103,823
7,781	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	68,471
5,442	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	48,053
681	Invesco Global Real Estate Fund Class R6	9,164
1,440	Invesco International Growth Fund Class R6	46,699
760	Invesco Small Cap Discovery Fund Class R6	7,312
1,193	Janus Triton Fund Class N	29,076
8,618	Northern Emerging Markets Equity Index Fund	88,248
2,602	Oppenheimer Developing Markets Fund Class A	88,230

TOTAL EQUITY MUTUAL FUNDS — 92.71% (Cost $1,541,982)		$ 1,575,028
TOTAL INVESTMENTS — 100.03% (Cost $1,665,971)		$ 1,699,429
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (580)
TOTAL NET ASSETS — 100.00%		$ 1,698,849
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2055 FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
217,141	Great-West Bond Index Fund Institutional Class(a)	$ 2,190,948
107,978	Great-West Federated Bond Fund Institutional Class(a)	1,074,378
94,543	Great-West Loomis Sayles Bond Fund Institutional Class(a)	917,071
82,623	Great-West Putnam High Yield Bond Institutional Class(a)	798,137
55,194	Great-West Templeton Global Bond Fund Institutional Class(a)	479,640
81,111	Oppenheimer International Bond Fund Class I	481,797

TOTAL BOND MUTUAL FUNDS — 15.49% (Cost $5,920,713)		$ 5,941,971
EQUITY MUTUAL FUNDS
29,822	AllianzGI NFJ Small-Cap Value Fund Class R6	717,521
12,161	American Century Real Estate Fund Class R6	395,100
28,777	DFA International Real Estate Securities Portfolio Institutional Class	161,150
23,885	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	234,073
98,644	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	940,082
486,641	Great-West International Index Fund Institutional Class(a)	4,389,506
79,197	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	717,521
114,797	Great-West MFS International Growth Fund Institutional Class(a)	986,103
233,413	Great-West MFS International Value Fund Institutional Class(a)	2,413,486
241,989	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	2,240,814
Shares		Fair Value
Equity Mutual Funds — (continued)
149,546	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 1,369,842
37,840	Great-West Real Estate Index Fund Institutional Class(a)	395,053
504,345	Great-West S&P 500® Index Fund Institutional Class(a)	4,972,840
225,040	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,133,379
234,373	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,210,136
155,666	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,369,865
108,640	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	959,295
11,972	Invesco Global Real Estate Fund Class R6	161,143
30,407	Invesco International Growth Fund Class R6	986,099
15,954	Invesco Small Cap Discovery Fund Class R6	153,481
25,349	Janus Triton Fund Class N	617,757
190,716	Northern Emerging Markets Equity Index Fund	1,952,931
57,591	Oppenheimer Developing Markets Fund Class A	1,952,921

TOTAL EQUITY MUTUAL FUNDS — 84.56% (Cost $32,504,620)		$ 32,430,098
TOTAL INVESTMENTS — 100.05% (Cost $38,425,333)		$ 38,372,069
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (19,436)
TOTAL NET ASSETS — 100.00%		$ 38,352,633
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
736,924	Great-West Bond Index Fund Institutional Class(a)	$ 7,435,566
366,558	Great-West Federated Bond Fund Institutional Class(a)	3,647,257
320,236	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,106,285
280,017	Great-West Putnam High Yield Bond Institutional Class(a)	2,704,964
188,778	Great-West Templeton Global Bond Fund Institutional Class(a)	1,640,482
276,416	Oppenheimer International Bond Fund Class I	1,641,910

TOTAL BOND MUTUAL FUNDS — 7.02% (Cost $20,106,353)		$ 20,176,464
EQUITY MUTUAL FUNDS
244,015	AllianzGI NFJ Small-Cap Value Fund Class R6	5,870,992
120,396	American Century Real Estate Fund Class R6	3,911,665
292,672	DFA International Real Estate Securities Portfolio Institutional Class	1,638,965
197,345	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,933,980
806,499	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	7,685,932
3,979,546	Great-West International Index Fund Institutional Class(a)	35,895,509
648,127	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	5,872,034
941,316	Great-West MFS International Growth Fund Institutional Class(a)	8,085,901
1,908,955	Great-West MFS International Value Fund Institutional Class(a)	19,738,591
1,975,325	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	18,291,507
Shares		Fair Value
Equity Mutual Funds — (continued)
1,222,772	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 11,200,596
374,413	Great-West Real Estate Index Fund Institutional Class(a)	3,908,872
4,133,147	Great-West S&P 500® Index Fund Institutional Class(a)	40,752,833
1,841,895	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	17,461,163
1,917,440	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	18,081,455
1,274,215	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	11,213,094
890,521	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	7,863,305
120,938	Invesco Global Real Estate Fund Class R6	1,627,826
249,304	Invesco International Growth Fund Class R6	8,084,915
131,588	Invesco Small Cap Discovery Fund Class R6	1,265,874
207,780	Janus Triton Fund Class N	5,063,603
1,556,491	Northern Emerging Markets Equity Index Fund	15,938,469
469,261	Oppenheimer Developing Markets Fund Class A	15,912,632

TOTAL EQUITY MUTUAL FUNDS — 93.03% (Cost $265,483,439)		$267,299,713
TOTAL INVESTMENTS — 100.05% (Cost $285,589,792)		$287,476,177
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (129,572)
TOTAL NET ASSETS — 100.00%		$287,346,605
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets,and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2016:
	Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime 2015 Fund
Beginning Balance, January 1, 2016	$13,036,072	$ 3,601,953
Total interest received	135,494	2,088,682
Purchases	1,961,188	76,414,989*
Sales	(2,908,870)	(5,824,196)
Ending Balance, September 30, 2016	$12,223,884	$ 76,281,428
	Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime 2020 Fund
Beginning Balance, January 1, 2016	$ —	$ —
Total interest received	28	695
Purchases	11,754	371,596
Sales	(8)	(7,927)
Ending Balance, September 30, 2016	$11,774	$364,364

September 30, 2016

	Great-West Lifetime Conservative 2025 Fund	Great-West Lifetime 2025 Fund
Beginning Balance, January 1, 2016	$12,628,684	$ 2,609,698
Total interest received	137,185	1,435,874
Purchases	2,580,886	62,543,890*
Sales	(2,221,073)	(3,665,522)
Ending Balance, September 30, 2016	$13,125,682	$ 62,923,940
	Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime 2030 Fund
Beginning Balance, January 1, 2016	$ —	$ —
Total interest received	40	259
Purchases	16,446	100,695
Sales	(23)	(5,792)
Ending Balance, September 30, 2016	$16,463	$ 95,162
	Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime 2035 Fund
Beginning Balance, January 1, 2016	$3,556,367	$ 370,035
Total interest received	38,692	194,314
Purchases	962,751	12,616,578*
Sales	(847,558)	(527,598)
Ending Balance, September 30, 2016	$3,710,252	$ 12,653,329
	Great-West Lifetime Conservative 2040 Fund	Great-West Lifetime 2040 Fund
Beginning Balance, January 1, 2016	$ —	$ —
Total interest received	1	111
Purchases	775	40,144
Sales	—	(7,446)
Ending Balance, September 30, 2016	$776	$32,809
	Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime 2045 Fund
Beginning Balance, January 1, 2016	$ 96,516	$ 7,785
Total interest received	1,070	3,266
Purchases	28,632	252,307*
Sales	(25,090)	(14,034)
Ending Balance, September 30, 2016	$101,128	$ 249,324
* Includes assets received as part of the Fund's reorganization.
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of September 30, 2016, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Federal Income Taxes
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:

September 30, 2016

	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Great-West Lifetime Conservative 2015 Fund	$125,463,682	$1,883,958	$(4,717,589)	$(2,833,631)
Great-West Lifetime 2015 Fund	1,022,722,936	28,163,603	(31,823,883)	(3,660,280)
Great-West Lifetime Conservative 2020 Fund	153,635	1,281	(537)	744
Great-West Lifetime 2020 Fund	6,599,032	64,925	(25,288)	39,637
Great-West Lifetime Conservative 2025 Fund	238,885,733	5,141,254	(9,169,855)	(4,028,601)
Great-West Lifetime 2025 Fund	1,759,230,275	69,777,982	(58,024,870)	11,753,112
Great-West Lifetime Conservative 2030 Fund	453,718	4,084	(1,483)	2,601
Great-West Lifetime 2030 Fund	4,834,983	115,255	(11,741)	103,514
Great-West Lifetime Conservative 2035 Fund	196,258,534	5,374,800	(8,368,305)	(2,993,505)
Great-West Lifetime 2035 Fund	1,493,244,840	77,822,885	(57,160,102)	20,662,783
Great-West Lifetime Conservative 2040 Fund	101,798	2,044	(26)	2,018
Great-West Lifetime 2040 Fund	11,278,668	460,688	(10,072)	450,616
Great-West Lifetime Conservative 2045 Fund	113,770,063	3,778,583	(5,181,064)	(1,402,481)
Great-West Lifetime 2045 Fund	828,315,614	41,494,296	(35,742,638)	5,751,658
Great-West Lifetime Conservative 2050 Fund	149,732	2,587	(256)	2,331
Great-West Lifetime 2050 Fund	1,666,023	39,361	(5,955)	33,406
Great-West Lifetime Conservative 2055 Fund	39,522,783	890,363	(2,041,077)	(1,150,714)
Great-West Lifetime 2055 Fund	288,618,060	11,293,200	(12,435,083)	(1,141,883)
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2016, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 1,801,218	$ 196,622	$ 137,898	$ (28,076)	$ 9,425	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	33,782	374,162	67,192	152,499	(10,630)	—	331,062
Great-West Bond Index Fund Institutional Class	1,703,608	20,516,827	1,691,601	5,691,968	89,371	308,128	17,189,405
Great-West Federated Bond Fund Institutional Class	849,006	10,079,974	703,865	2,728,851	19,215	246,333	8,447,610
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	140,242	1,498,305	258,619	654,485	(84,266)	9,520	1,336,508

September 30, 2016

Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West International Index Fund Institutional Class	448,572	$ 4,263,836	$1,178,194	$1,684,766	$ (161,376)	$ —	$ 4,046,119
Great-West Life & Annuity Contract	12,223,884	13,036,072	1,961,188	2,908,870	—	135,494	12,223,884
Great-West Loomis Sayles Bond Fund Institutional Class	777,366	8,886,893	387,447	2,825,115	(321,684)	211,580	7,540,447
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	64,959	561,103	194,302	284,961	(60,650)	2,870	588,533
Great-West MFS International Growth Fund Institutional Class	105,623	964,441	234,577	380,228	(65,871)	—	907,303
Great-West MFS International Value Fund Institutional Class	215,814	2,351,525	530,015	818,164	21,901	—	2,231,517
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	346,903	1,801,447	466,840	886,708	23,937	8,493	3,212,321
Great-West Putnam Equity Income Fund Institutional Class	214,166	2,186,546	356,580	788,017	(79,634)	18,020	1,961,759
Great-West Putnam High Yield Bond Institutional Class	790,752	8,690,854	752,922	2,840,270	(203,246)	222,681	7,638,660
Great-West Real Estate Index Fund Institutional Class	101,960	3,237,036	538,468	2,682,636	225,107	54,949	1,064,465
Great-West S&P 500® Index Fund Institutional Class	721,231	7,976,757	1,171,734	2,130,123	326,232	95,314	7,111,338
Great-West S&P Mid Cap 400® Index Fund Institutional Class	322,048	3,406,798	575,417	1,287,304	(10,350)	24,145	3,053,012
Great-West S&P Small Cap 600® Index Fund Institutional Class	191,134	1,707,365	589,086	765,426	(85,322)	12,236	1,802,391
Great-West Short Duration Bond Fund Institutional Class	523,531	5,585,892	876,694	1,321,187	(20,413)	67,693	5,235,308
Great-West T. Rowe Price Equity Income Fund Institutional Class	222,931	2,187,359	429,926	973,405	(158,645)	30,091	1,961,795
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	155,521	1,545,265	251,437	562,979	(68,344)	457	1,373,254
Great-West Templeton Global Bond Fund Institutional Class	496,645	6,121,516	524,401	2,575,684	(429,216)	74,535	4,315,848
					$(1,081,960)	$1,531,964	$93,572,539
Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West American Century Growth Fund Institutional Class	—	$1,207,566	$ 119,819	$ 64,295	$ (15,283)	$ 6,385	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	437,501	245,413	331,221	615,572	(4,231)	—	4,287,507
Great-West Bond Index Fund Institutional Class	11,137,171	5,679,022	9,672,423	10,585,936	(12,088)	1,227,526	112,374,058
Great-West Federated Bond Fund Institutional Class	5,560,100	2,782,792	4,979,173	5,627,264	(115,017)	1,090,498	55,322,998
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,787,097	1,010,826	1,240,128	3,178,288	(379,367)	118,358	17,031,030

September 30, 2016

Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West International Index Fund Institutional Class	5,695,397	$2,782,655	$ 7,298,937	$ 6,496,684	$ 47,826	$ —	$ 51,372,479
Great-West Life & Annuity Contract	76,281,428	3,601,953	76,414,989	5,824,196	—	2,088,682	76,281,428
Great-West Loomis Sayles Bond Fund Institutional Class	5,063,910	2,481,493	4,345,751	6,102,007	(543,169)	1,235,733	49,119,931
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	821,524	381,035	1,627,194	1,315,986	(206,227)	35,449	7,443,010
Great-West MFS International Growth Fund Institutional Class	1,340,910	647,318	1,538,975	1,517,395	(153,982)	—	11,518,421
Great-West MFS International Value Fund Institutional Class	2,730,883	1,530,421	3,577,497	3,379,221	264,056	—	28,237,334
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	4,380,638	1,220,516	3,238,415	5,465,358	(86,472)	105,763	40,564,712
Great-West Putnam Equity Income Fund Institutional Class	2,704,784	1,465,866	1,927,888	3,488,702	190,367	223,789	24,775,821
Great-West Putnam High Yield Bond Institutional Class	5,087,130	2,426,720	5,609,239	6,364,637	(303,488)	1,300,632	49,141,679
Great-West Real Estate Index Fund Institutional Class	1,217,627	1,254,119	2,365,712	12,094,158	1,174,029	418,360	12,712,026
Great-West S&P 500® Index Fund Institutional Class	9,150,949	5,275,602	7,506,174	10,082,347	2,302,059	1,179,534	90,228,361
Great-West S&P Mid Cap 400® Index Fund Institutional Class	4,075,392	2,304,607	3,039,931	5,321,420	989,331	299,149	38,634,713
Great-West S&P Small Cap 600® Index Fund Institutional Class	2,422,528	1,169,765	4,868,022	3,254,663	158,117	150,747	22,844,441
Great-West Short Duration Bond Fund Institutional Class	3,270,572	1,544,650	4,752,676	2,662,435	(25,800)	286,241	32,705,715
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,816,673	1,510,348	2,490,510	3,866,910	(62,021)	373,561	24,786,723
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,975,374	1,099,229	1,353,803	2,779,988	(210,527)	5,946	17,442,549
Great-West Templeton Global Bond Fund Institutional Class	3,189,576	1,691,526	3,076,787	9,404,463	(1,648,584)	435,846	27,717,410
					$ 1,359,529	$10,582,199	$794,542,346
Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Ariel Mid Cap Value Fund Institutional Class	50	$—	$ 479	$ —	$ —	$ —	$ 485
Great-West Bond Index Fund Institutional Class	2,277	—	23,025	20	—	142	22,979
Great-West Federated Bond Fund Institutional Class	1,134	—	11,345	6	—	145	11,280
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	204	—	1,917	5	—	2	1,944
Great-West International Index Fund Institutional Class	686	—	6,087	26	1	—	6,185
Great-West Life & Annuity Contract	11,774	—	11,754	8	—	28	11,774

September 30, 2016

Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Loomis Sayles Bond Fund Institutional Class	1,029	$—	$ 9,879	$ 11	$ —	$ 50	$ 9,983
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	101	—	918	3	—	1	919
Great-West MFS International Growth Fund Institutional Class	162	—	1,375	5	—	—	1,395
Great-West MFS International Value Fund Institutional Class	329	—	3,371	14	1	—	3,406
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	495	—	4,526	12	1	4	4,579
Great-West Putnam Equity Income Fund Institutional Class	307	—	2,797	3	—	5	2,809
Great-West Putnam High Yield Bond Institutional Class	1,009	—	9,631	19	1	56	9,751
Great-West Real Estate Index Fund Institutional Class	132	—	3,395	1,988	(29)	12	1,375
Great-West S&P 500® Index Fund Institutional Class	1,037	—	10,206	15	—	26	10,223
Great-West S&P Mid Cap 400® Index Fund Institutional Class	465	—	4,394	16	—	7	4,404
Great-West S&P Small Cap 600® Index Fund Institutional Class	299	—	2,792	12	1	4	2,820
Great-West Short Duration Bond Fund Institutional Class	505	—	5,059	3	—	27	5,051
Great-West T. Rowe Price Equity Income Fund Institutional Class	320	—	2,842	6	—	8	2,818
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	223	—	1,973	6	—	1	1,970
Great-West Templeton Global Bond Fund Institutional Class	620	—	6,499	1,029	(32)	17	5,384
					$(56)	$535	$121,534
Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Ariel Mid Cap Value Fund Institutional Class	3,126	$—	$ 32,205	$ 2,033	$ 52	$ —	$ 30,639
Great-West Bond Index Fund Institutional Class	73,073	—	756,359	17,120	41	4,302	737,304
Great-West Federated Bond Fund Institutional Class	36,359	—	371,442	8,064	26	4,149	361,776
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	12,961	—	129,015	7,338	186	213	123,519
Great-West International Index Fund Institutional Class	43,683	—	399,393	14,894	433	—	394,020
Great-West Life & Annuity Contract	364,364	—	371,596	7,927	—	695	364,364
Great-West Loomis Sayles Bond Fund Institutional Class	32,809	—	322,522	7,320	42	1,915	318,251

September 30, 2016

Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	6,445	$—	$ 59,726	$ 1,742	$ 43	$ 89	$ 58,394
Great-West MFS International Growth Fund Institutional Class	10,347	—	90,181	3,179	85	—	88,881
Great-West MFS International Value Fund Institutional Class	20,987	—	221,070	7,426	217	—	217,007
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	31,673	—	311,493	20,690	551	259	293,289
Great-West Putnam Equity Income Fund Institutional Class	19,654	—	189,835	10,908	224	404	180,034
Great-West Putnam High Yield Bond Institutional Class	31,883	—	310,920	7,054	60	2,044	307,994
Great-West Real Estate Index Fund Institutional Class	8,033	—	145,331	60,269	(1,063)	648	83,862
Great-West S&P 500® Index Fund Institutional Class	66,270	—	692,748	40,832	552	2,126	653,419
Great-West S&P Mid Cap 400® Index Fund Institutional Class	29,539	—	294,706	16,198	363	554	280,029
Great-West S&P Small Cap 600® Index Fund Institutional Class	19,005	—	181,850	5,381	149	303	179,220
Great-West Short Duration Bond Fund Institutional Class	15,605	—	159,772	3,431	5	783	156,044
Great-West T. Rowe Price Equity Income Fund Institutional Class	20,478	—	191,693	11,309	56	688	180,208
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	14,315	—	133,958	7,704	156	34	126,399
Great-West Templeton Global Bond Fund Institutional Class	19,727	—	204,048	31,060	(91)	646	171,425
					$ 2,087	$19,852	$5,306,078
Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 4,359,541	$ 463,795	$ 188,415	$ (34,559)	$ 23,334	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	86,274	912,356	122,378	283,183	(13,849)	—	845,483
Great-West Bond Index Fund Institutional Class	3,544,208	37,528,386	4,864,013	8,059,708	(5,098)	603,829	35,761,063
Great-West Federated Bond Fund Institutional Class	1,762,841	18,441,640	2,067,905	3,810,559	(65,047)	484,950	17,540,264
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	352,416	3,653,775	386,552	1,212,574	(151,473)	24,602	3,358,529
Great-West International Index Fund Institutional Class	1,260,064	11,568,594	2,608,800	3,183,979	(11,869)	—	11,365,774
Great-West Life & Annuity Contract	13,125,682	12,628,684	2,580,886	2,221,073	—	137,185	13,125,682
Great-West Loomis Sayles Bond Fund Institutional Class	1,578,378	16,011,298	1,290,089	3,883,132	(435,850)	405,239	15,310,270

September 30, 2016

Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	189,219	$ 1,597,642	$ 448,449	$ 634,301	$ (133,313)	$ 8,666	$ 1,714,322
Great-West MFS International Growth Fund Institutional Class	297,969	2,612,037	520,123	722,651	(84,603)	—	2,559,551
Great-West MFS International Value Fund Institutional Class	604,117	6,375,046	1,061,024	1,553,628	162,086	—	6,246,574
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	862,170	4,361,098	770,417	1,703,828	46,943	21,888	7,983,690
Great-West Putnam Equity Income Fund Institutional Class	533,232	5,322,278	534,151	1,289,517	3,173	46,502	4,884,407
Great-West Putnam High Yield Bond Institutional Class	1,497,476	14,882,871	1,582,940	3,718,393	(218,028)	405,491	14,465,620
Great-West Real Estate Index Fund Institutional Class	204,480	5,436,610	914,684	4,056,686	504,967	97,587	2,134,775
Great-West S&P 500® Index Fund Institutional Class	1,802,839	19,330,821	1,794,836	3,292,354	1,107,612	245,059	17,775,991
Great-West S&P Mid Cap 400® Index Fund Institutional Class	802,600	8,283,265	842,761	2,124,592	264,889	62,143	7,608,647
Great-West S&P Small Cap 600® Index Fund Institutional Class	560,329	4,936,703	1,365,967	1,679,156	(101,721)	37,333	5,283,898
Great-West Short Duration Bond Fund Institutional Class	561,190	5,401,475	1,118,817	997,830	(16,464)	69,989	5,611,897
Great-West T. Rowe Price Equity Income Fund Institutional Class	555,074	5,325,901	707,162	1,695,303	(154,956)	77,610	4,884,655
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	388,287	3,746,337	377,663	970,774	(95,009)	1,199	3,428,575
Great-West Templeton Global Bond Fund Institutional Class	918,726	10,137,225	987,501	3,445,755	(622,218)	131,274	7,983,727
					$ (54,387)	$2,883,880	$189,873,394
Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 2,849,877	$ 307,327	$ 47,178	$ (10,185)	$ 15,608	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	962,385	592,692	406,654	1,415,568	(5,037)	—	9,431,377
Great-West Bond Index Fund Institutional Class	17,708,499	7,764,446	23,881,171	12,146,248	237,405	1,887,584	178,678,755
Great-West Federated Bond Fund Institutional Class	8,812,138	3,819,895	11,441,686	6,309,551	50,518	1,670,717	87,680,773
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	3,953,399	2,396,672	1,418,642	6,261,910	(829,473)	267,794	37,675,891
Great-West International Index Fund Institutional Class	14,131,144	7,522,837	10,093,276	10,077,086	511,178	—	127,462,916
Great-West Life & Annuity Contract	62,923,940	2,609,698	62,543,890	3,665,522	—	1,435,874	62,923,940
Great-West Loomis Sayles Bond Fund Institutional Class	7,889,549	3,314,676	9,517,856	6,794,444	(623,635)	1,818,682	76,528,623

September 30, 2016

Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,135,475	$ 1,069,837	$ 2,766,366	$ 2,148,634	$ (137,728)	$ 96,219	$ 19,347,407
Great-West MFS International Growth Fund Institutional Class	3,343,086	1,712,418	2,279,201	2,283,926	(105,036)	—	28,717,108
Great-West MFS International Value Fund Institutional Class	6,793,797	4,140,992	4,210,322	4,728,112	815,560	—	70,247,861
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	9,682,841	2,865,331	4,782,348	11,811,741	(375,673)	240,010	89,663,103
Great-West Putnam Equity Income Fund Institutional Class	6,004,673	3,474,592	2,295,811	6,378,031	546,174	507,446	55,002,807
Great-West Putnam High Yield Bond Institutional Class	7,450,813	3,083,401	9,488,858	6,579,479	(373,503)	1,823,076	71,974,858
Great-West Real Estate Index Fund Institutional Class	2,159,038	2,087,155	3,151,649	16,579,412	2,406,991	685,612	22,540,354
Great-West S&P 500® Index Fund Institutional Class	20,252,879	12,581,582	10,175,634	19,708,150	4,834,136	2,675,097	199,693,389
Great-West S&P Mid Cap 400® Index Fund Institutional Class	9,037,375	5,431,753	3,581,919	10,012,628	2,178,744	678,972	85,674,311
Great-West S&P Small Cap 600® Index Fund Institutional Class	6,287,056	3,262,302	8,302,638	5,750,542	644,555	408,260	59,286,937
Great-West Short Duration Bond Fund Institutional Class	2,698,627	1,121,067	4,816,873	1,674,801	(8,848)	231,178	26,986,264
Great-West T. Rowe Price Equity Income Fund Institutional Class	6,257,284	3,534,702	3,701,391	7,507,619	(186,234)	847,304	55,064,102
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,361,851	2,524,390	1,729,182	5,028,895	139,220	13,589	38,515,148
Great-West Templeton Global Bond Fund Institutional Class	4,554,992	2,092,904	3,845,558	9,078,873	(1,548,653)	590,830	39,582,877
					$ 8,160,476	$15,893,852	$1,442,678,801
Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Ariel Mid Cap Value Fund Institutional Class	196	$—	$ 1,901	$ 24	$ —	$ —	$ 1,917
Great-West Bond Index Fund Institutional Class	6,514	—	65,924	62	1	330	65,728
Great-West Federated Bond Fund Institutional Class	3,245	—	32,450	24	—	347	32,294
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	805	—	7,747	174	5	4	7,670
Great-West International Index Fund Institutional Class	3,051	—	26,920	100	3	—	27,519
Great-West Life & Annuity Contract	16,463	—	16,446	23	—	40	16,463
Great-West Loomis Sayles Bond Fund Institutional Class	2,883	—	27,582	32	—	46	27,966
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	468	—	4,229	8	—	4	4,245

September 30, 2016

Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West MFS International Growth Fund Institutional Class	722	$—	$ 6,076	$ 24	$ 1	$ —	$ 6,206
Great-West MFS International Value Fund Institutional Class	1,461	—	14,949	57	3	—	15,107
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,981	—	18,787	632	27	10	18,342
Great-West Putnam Equity Income Fund Institutional Class	1,220	—	11,450	313	8	7	11,181
Great-West Putnam High Yield Bond Institutional Class	2,669	—	25,363	38	1	56	25,780
Great-West Real Estate Index Fund Institutional Class	406	—	9,152	4,797	(161)	12	4,243
Great-West S&P 500® Index Fund Institutional Class	4,128	—	41,884	1,153	27	36	40,702
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,839	—	17,710	334	12	11	17,435
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,379	—	12,863	24	1	6	13,008
Great-West Short Duration Bond Fund Institutional Class	707	—	7,083	10	—	31	7,069
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,271	—	11,618	341	—	13	11,182
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	889	—	8,099	225	7	2	7,849
Great-West Templeton Global Bond Fund Institutional Class	1,622	—	16,290	1,925	(55)	15	14,093
					$(120)	$970	$375,999
Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Ariel Mid Cap Value Fund Institutional Class	3,100	$—	$ 33,151	$ 3,783	$ 105	$ —	$ 30,385
Great-West Bond Index Fund Institutional Class	39,301	—	420,979	23,485	25	3,049	396,548
Great-West Federated Bond Fund Institutional Class	19,585	—	206,613	11,456	60	2,774	194,871
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	12,682	—	131,621	14,500	378	509	120,857
Great-West International Index Fund Institutional Class	47,798	—	454,099	42,174	1,575	—	431,136
Great-West Life & Annuity Contract	95,162	—	100,695	5,792	—	259	95,162
Great-West Loomis Sayles Bond Fund Institutional Class	17,365	—	176,412	10,400	79	2,293	168,439
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	7,311	—	68,616	3,940	120	210	66,238
Great-West MFS International Growth Fund Institutional Class	11,318	—	102,303	9,161	326	—	97,219

September 30, 2016

Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West MFS International Value Fund Institutional Class	22,991	$—	$250,165	$20,588	$ 764	$ —	$ 237,732
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	31,019	—	318,311	37,500	1,052	489	287,240
Great-West Putnam Equity Income Fund Institutional Class	19,226	—	193,895	21,469	495	965	176,106
Great-West Putnam High Yield Bond Institutional Class	16,030	—	161,155	9,546	123	2,272	154,847
Great-West Real Estate Index Fund Institutional Class	6,127	—	106,065	41,413	59	1,100	63,970
Great-West S&P 500® Index Fund Institutional Class	64,845	—	708,758	77,653	1,231	5,077	639,375
Great-West S&P Mid Cap 400® Index Fund Institutional Class	28,915	—	299,223	30,771	741	1,299	274,113
Great-West S&P Small Cap 600® Index Fund Institutional Class	21,700	—	210,630	12,468	395	846	204,627
Great-West Short Duration Bond Fund Institutional Class	4,097	—	43,539	2,504	2	264	40,967
Great-West T. Rowe Price Equity Income Fund Institutional Class	20,063	—	197,739	22,593	213	1,617	176,557
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	14,040	—	136,476	14,443	342	37	123,971
Great-West Templeton Global Bond Fund Institutional Class	9,723	—	99,287	14,409	27	717	84,496
					$8,112	$23,777	$4,064,856
Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 5,380,568	$ 525,627	$ 133,507	$ (11,843)	$ 28,726	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	98,606	1,118,869	97,121	353,045	(6,485)	—	966,342
Great-West Bond Index Fund Institutional Class	2,372,889	24,628,965	5,026,144	6,536,561	108,667	402,408	23,942,454
Great-West Federated Bond Fund Institutional Class	1,176,933	12,080,491	2,302,453	3,178,148	3,405	321,865	11,710,482
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	405,597	4,500,268	340,267	1,659,617	(222,208)	30,316	3,865,342
Great-West International Index Fund Institutional Class	1,623,938	15,919,515	2,281,791	3,800,770	235,555	—	14,647,917
Great-West Life & Annuity Contract	3,710,252	3,556,367	962,751	847,558	—	38,692	3,710,252
Great-West Loomis Sayles Bond Fund Institutional Class	1,039,959	10,388,480	1,528,476	3,120,554	(342,045)	262,348	10,087,604
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	251,695	2,325,178	437,168	874,725	(148,938)	12,615	2,280,353
Great-West MFS International Growth Fund Institutional Class	382,431	3,593,193	442,727	912,705	(74,263)	—	3,285,081

September 30, 2016

Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West MFS International Value Fund Institutional Class	779,342	$ 8,765,003	$ 962,210	$1,999,909	$ 388,188	$ —	$ 8,058,394
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	997,511	5,384,725	848,484	2,699,586	(1,230)	27,014	9,236,954
Great-West Putnam Equity Income Fund Institutional Class	616,039	6,562,196	427,910	1,570,930	165,835	57,386	5,642,920
Great-West Putnam High Yield Bond Institutional Class	942,279	9,309,125	1,446,133	2,793,220	(199,367)	253,138	9,102,416
Great-West Real Estate Index Fund Institutional Class	175,639	4,362,814	607,499	3,032,164	384,531	78,642	1,833,668
Great-West S&P 500® Index Fund Institutional Class	2,081,426	23,891,280	1,640,721	4,555,652	1,735,860	303,076	20,522,863
Great-West S&P Mid Cap 400® Index Fund Institutional Class	927,508	10,228,401	761,658	2,648,260	618,978	76,783	8,792,773
Great-West S&P Small Cap 600® Index Fund Institutional Class	745,954	7,152,694	1,306,417	2,154,728	72,492	54,149	7,034,345
Great-West Short Duration Bond Fund Institutional Class	158,459	1,530,342	409,964	379,945	(3,573)	20,001	1,584,589
Great-West T. Rowe Price Equity Income Fund Institutional Class	641,263	6,570,449	640,556	2,093,446	(50,916)	95,690	5,643,117
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	448,673	4,637,384	399,871	1,341,628	(44,032)	1,485	3,961,780
Great-West Templeton Global Bond Fund Institutional Class	569,291	6,201,372	649,048	2,065,886	(357,127)	80,390	4,947,139
					$2,251,484	$2,144,724	$160,856,785
Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 2,785,512	$ 373,660	$ 103,364	$ (21,371)	$ 15,308	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	1,054,440	584,040	414,288	1,201,671	(9,733)	—	10,333,516
Great-West Bond Index Fund Institutional Class	8,333,425	2,544,275	15,915,863	4,256,134	87,908	855,876	84,084,259
Great-West Federated Bond Fund Institutional Class	4,157,398	1,249,203	7,795,606	2,223,674	16,898	755,771	41,366,113
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	4,314,826	2,335,148	1,552,873	5,959,621	(785,665)	290,634	41,120,293
Great-West International Index Fund Institutional Class	17,200,370	8,245,452	10,795,424	8,484,315	(87,077)	—	155,147,336
Great-West Life & Annuity Contract	12,653,329	370,035	12,616,578	527,598	—	194,314	12,653,329
Great-West Loomis Sayles Bond Fund Institutional Class	3,667,416	1,072,049	6,276,985	2,436,137	(220,497)	796,299	35,573,936
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,677,897	1,207,208	2,993,115	2,166,266	(120,924)	122,017	24,261,748
Great-West MFS International Growth Fund Institutional Class	4,074,805	1,856,834	2,435,439	1,899,430	(188,621)	—	35,002,578

September 30, 2016

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West MFS International Value Fund Institutional Class	8,252,628	$ 4,537,917	$ 4,745,756	$ 4,301,847	$ 587,860	$ —	$ 85,332,174
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	10,566,768	2,790,566	5,970,988	11,062,633	(132,475)	259,456	97,848,267
Great-West Putnam Equity Income Fund Institutional Class	6,537,356	3,407,586	2,449,166	5,822,328	679,026	550,206	59,882,178
Great-West Putnam High Yield Bond Institutional Class	3,323,665	957,735	5,816,620	2,364,889	(152,166)	769,132	32,106,605
Great-West Real Estate Index Fund Institutional Class	1,899,158	1,555,471	2,983,564	11,800,798	1,849,266	552,275	19,827,210
Great-West S&P 500® Index Fund Institutional Class	22,043,597	12,394,755	11,440,488	17,555,045	5,631,805	2,895,186	217,349,864
Great-West S&P Mid Cap 400® Index Fund Institutional Class	9,832,319	5,302,550	3,871,066	9,572,489	2,029,527	734,613	93,210,382
Great-West S&P Small Cap 600® Index Fund Institutional Class	7,912,090	3,714,929	9,177,807	6,131,855	561,915	518,260	74,611,011
Great-West Short Duration Bond Fund Institutional Class	542,755	154,185	1,154,140	246,777	(1,413)	45,465	5,427,544
Great-West T. Rowe Price Equity Income Fund Institutional Class	6,810,830	3,417,879	3,933,817	6,896,358	(58,193)	918,215	59,935,301
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,757,006	2,416,078	1,910,058	4,566,257	183,005	14,730	42,004,363
Great-West Templeton Global Bond Fund Institutional Class	1,998,726	638,806	1,797,869	2,442,957	(393,531)	245,045	17,368,932
					$9,455,544	$10,532,802	$1,244,446,939
Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Ariel Mid Cap Value Fund Institutional Class	61	$—	$ 603	$ 24	$ —	$ —	$ 593
Great-West Bond Index Fund Institutional Class	992	—	9,980	6	—	57	10,011
Great-West Federated Bond Fund Institutional Class	494	—	4,900	1	—	47	4,913
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	251	—	2,404	84	2	5	2,394
Great-West International Index Fund Institutional Class	1,057	—	9,304	1	—	—	9,537
Great-West Life & Annuity Contract	776	—	775	—	—	1	776
Great-West Loomis Sayles Bond Fund Institutional Class	434	—	4,159	3	—	29	4,211
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	166	—	1,471	5	—	2	1,507
Great-West MFS International Growth Fund Institutional Class	250	—	2,101	—	—	—	2,149
Great-West MFS International Value Fund Institutional Class	507	—	5,092	8	—	—	5,247

September 30, 2016

Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	614	$—	$ 5,793	$233	$10	$ 5	$ 5,687
Great-West Putnam Equity Income Fund Institutional Class	380	—	3,535	124	3	10	3,479
Great-West Putnam High Yield Bond Institutional Class	387	—	3,677	7	—	28	3,737
Great-West Real Estate Index Fund Institutional Class	96	—	1,872	882	23	11	1,007
Great-West S&P 500® Index Fund Institutional Class	1,286	—	12,876	432	10	50	12,675
Great-West S&P Mid Cap 400® Index Fund Institutional Class	572	—	5,501	220	8	13	5,424
Great-West S&P Small Cap 600® Index Fund Institutional Class	493	—	4,521	22	1	10	4,646
Great-West Short Duration Bond Fund Institutional Class	33	—	332	—	—	2	331
Great-West T. Rowe Price Equity Income Fund Institutional Class	396	—	3,549	128	—	16	3,481
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	276	—	2,484	98	3	—	2,440
Great-West Templeton Global Bond Fund Institutional Class	233	—	2,211	176	(5)	9	2,020
					$55	$295	$86,265
Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Ariel Mid Cap Value Fund Institutional Class	8,568	$—	$ 104,367	$ 24,411	$ 291	$ —	$ 83,968
Great-West Bond Index Fund Institutional Class	43,529	—	546,829	106,856	(110)	4,049	439,210
Great-West Federated Bond Fund Institutional Class	21,746	—	268,434	52,317	8	3,619	216,369
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	35,024	—	421,673	102,279	1,361	2,063	333,779
Great-West International Index Fund Institutional Class	147,279	—	1,626,204	379,870	8,823	—	1,328,458
Great-West Life & Annuity Contract	32,809	—	40,144	7,446	—	111	32,809
Great-West Loomis Sayles Bond Fund Institutional Class	19,017	—	224,553	43,497	132	3,705	184,462
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	23,303	—	253,146	49,756	513	941	211,128
Great-West MFS International Growth Fund Institutional Class	34,792	—	362,869	81,925	1,714	—	298,862
Great-West MFS International Value Fund Institutional Class	70,791	—	885,055	191,096	3,235	—	731,979
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	85,844	—	1,025,207	257,392	1,844	1,875	794,918

September 30, 2016

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Putnam Equity Income Fund Institutional Class	53,122	$—	$ 618,195	$147,373	$ 1,348	$ 3,900	$ 486,595
Great-West Putnam High Yield Bond Institutional Class	16,923	—	197,168	38,086	191	3,526	163,480
Great-West Real Estate Index Fund Institutional Class	14,933	—	289,583	133,852	242	3,691	155,900
Great-West S&P 500® Index Fund Institutional Class	179,002	—	2,271,235	543,817	2,298	20,585	1,764,958
Great-West S&P Mid Cap 400® Index Fund Institutional Class	79,771	—	955,950	224,845	2,309	5,224	756,231
Great-West S&P Small Cap 600® Index Fund Institutional Class	68,769	—	776,462	156,728	1,737	3,972	648,495
Great-West Short Duration Bond Fund Institutional Class	1,410	—	17,246	3,127	1	105	14,100
Great-West T. Rowe Price Equity Income Fund Institutional Class	55,434	—	629,375	148,588	768	6,505	487,820
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	38,667	—	435,462	103,354	874	112	341,434
Great-West Templeton Global Bond Fund Institutional Class	10,146	—	122,013	33,677	81	1,110	88,173
					$27,660	$65,093	$9,563,128
Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 3,670,218	$ 344,578	$ 102,397	$ (6,765)	$ 19,526	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	69,946	768,034	79,720	232,367	(1,722)	—	685,470
Great-West Bond Index Fund Institutional Class	851,902	8,432,128	2,262,449	2,372,564	48,053	141,509	8,595,690
Great-West Federated Bond Fund Institutional Class	424,608	4,147,981	1,056,631	1,144,814	11,285	113,833	4,224,850
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	290,047	3,081,437	271,000	1,068,684	(157,301)	21,222	2,764,152
Great-West International Index Fund Institutional Class	1,290,518	12,024,468	2,177,447	2,727,237	226,389	—	11,640,475
Great-West Life & Annuity Contract	101,128	96,516	28,632	25,090	—	1,070	101,128
Great-West Loomis Sayles Bond Fund Institutional Class	370,691	3,537,871	708,935	1,105,030	(125,631)	91,197	3,595,697
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	205,872	1,845,549	353,662	599,695	(69,986)	10,232	1,865,197
Great-West MFS International Growth Fund Institutional Class	304,771	2,706,587	450,570	659,441	(49,582)	—	2,617,980
Great-West MFS International Value Fund Institutional Class	619,401	6,618,735	861,758	1,345,806	282,688	—	6,404,612
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	711,054	3,675,466	812,243	1,801,000	(26,870)	18,860	6,584,360

September 30, 2016

Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Putnam Equity Income Fund Institutional Class	440,382	$ 4,484,661	$ 328,910	$ 890,768	$ 160,300	$ 40,085	$ 4,033,898
Great-West Putnam High Yield Bond Institutional Class	324,544	3,085,814	611,534	957,261	(78,198)	85,695	3,135,097
Great-West Real Estate Index Fund Institutional Class	106,478	2,301,671	401,102	1,553,716	185,020	42,424	1,111,636
Great-West S&P 500® Index Fund Institutional Class	1,488,305	16,274,864	1,425,064	2,791,277	1,123,620	211,135	14,674,688
Great-West S&P Mid Cap 400® Index Fund Institutional Class	662,552	6,982,307	544,431	1,538,561	447,744	53,547	6,280,992
Great-West S&P Small Cap 600® Index Fund Institutional Class	608,879	5,654,113	1,086,222	1,475,187	168,308	43,625	5,741,727
Great-West Short Duration Bond Fund Institutional Class	4,495	36,200	18,260	9,991	(1)	513	44,946
Great-West T. Rowe Price Equity Income Fund Institutional Class	458,409	4,499,748	438,744	1,229,832	1,109	66,914	4,033,997
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	319,417	3,172,318	355,959	900,525	(36,712)	1,051	2,820,451
Great-West Templeton Global Bond Fund Institutional Class	195,250	2,033,039	350,040	750,382	(130,145)	26,928	1,696,725
					$1,971,603	$989,366	$92,653,768
Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West American Century Growth Fund Institutional Class	—	$1,402,803	$ 242,544	$ 31,069	$ (7,268)	$ 8,145	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	608,097	293,894	371,371	604,155	(4,789)	—	5,959,352
Great-West Bond Index Fund Institutional Class	2,463,320	746,296	4,282,089	1,427,705	29,852	258,810	24,854,897
Great-West Federated Bond Fund Institutional Class	1,228,220	365,438	2,085,294	713,910	3,741	229,466	12,220,793
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,482,952	1,176,935	1,399,953	2,828,082	(369,276)	163,190	23,662,532
Great-West International Index Fund Institutional Class	11,037,793	4,596,101	10,850,685	5,303,697	(127,112)	—	99,560,889
Great-West Life & Annuity Contract	249,324	7,785	252,307	14,034	—	3,266	249,324
Great-West Loomis Sayles Bond Fund Institutional Class	1,074,835	310,957	1,575,964	706,888	(61,182)	242,986	10,425,897
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,761,305	709,491	2,160,510	1,157,337	(68,671)	79,348	15,957,427
Great-West MFS International Growth Fund Institutional Class	2,604,997	1,037,004	2,417,712	1,173,733	(128,810)	—	22,376,928
Great-West MFS International Value Fund Institutional Class	5,298,069	2,531,105	4,988,965	2,394,483	285,455	—	54,782,038
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	6,092,811	1,406,821	4,499,710	4,940,763	(48,030)	146,153	56,419,426

September 30, 2016

Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Putnam Equity Income Fund Institutional Class	3,769,507	$1,711,844	$ 1,977,973	$2,610,932	$ 181,447	$ 309,235	$ 34,528,681
Great-West Putnam High Yield Bond Institutional Class	941,829	272,562	1,335,918	652,763	(39,436)	228,884	9,098,069
Great-West Real Estate Index Fund Institutional Class	1,063,869	743,064	2,199,381	5,703,812	783,721	283,288	11,106,794
Great-West S&P 500® Index Fund Institutional Class	12,710,251	6,218,994	8,793,664	8,317,055	2,112,322	1,632,882	125,323,071
Great-West S&P Mid Cap 400® Index Fund Institutional Class	5,670,579	2,665,339	3,201,674	4,443,991	752,676	412,840	53,757,093
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,217,194	2,163,240	6,911,981	3,447,888	314,297	336,536	49,198,141
Great-West Short Duration Bond Fund Institutional Class	8,311	3,886	8,835	5,084	19	747	83,106
Great-West T. Rowe Price Equity Income Fund Institutional Class	3,930,602	1,725,846	2,876,179	3,088,967	(53,554)	516,140	34,589,297
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,747,229	1,232,343	1,558,486	2,003,805	48,066	8,401	24,258,028
Great-West Templeton Global Bond Fund Institutional Class	566,048	178,540	729,970	1,124,106	(182,619)	72,353	4,918,956
					$3,420,849	$4,932,670	$673,330,739
Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Ariel Mid Cap Value Fund Institutional Class	96	$—	$ 941	$ 21	$ —	$ —	$ 944
Great-West Bond Index Fund Institutional Class	944	—	9,533	16	—	50	9,521
Great-West Federated Bond Fund Institutional Class	470	—	4,685	7	—	50	4,678
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	398	—	3,817	96	3	6	3,792
Great-West International Index Fund Institutional Class	1,867	—	16,442	41	1	—	16,838
Great-West Loomis Sayles Bond Fund Institutional Class	411	—	3,921	7	—	20	3,981
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	300	—	2,690	8	—	4	2,724
Great-West MFS International Growth Fund Institutional Class	441	—	3,698	11	—	—	3,786
Great-West MFS International Value Fund Institutional Class	896	—	9,097	22	1	—	9,264
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	975	—	9,185	307	13	7	9,029
Great-West Putnam Equity Income Fund Institutional Class	604	—	5,617	141	3	10	5,536
Great-West Putnam High Yield Bond Institutional Class	359	—	3,402	10	—	19	3,466

September 30, 2016

Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Real Estate Index Fund Institutional Class	147	$—	$ 2,655	$1,079	$ (2)	$ 11	$ 1,535
Great-West S&P 500® Index Fund Institutional Class	2,038	—	20,553	573	13	54	20,099
Great-West S&P Mid Cap 400® Index Fund Institutional Class	910	—	8,726	210	7	14	8,626
Great-West S&P Small Cap 600® Index Fund Institutional Class	891	—	8,247	34	1	12	8,399
Great-West T. Rowe Price Equity Income Fund Institutional Class	629	—	5,697	146	—	18	5,538
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	439	—	3,963	109	4	1	3,878
Great-West Templeton Global Bond Fund Institutional Class	225	—	2,243	246	(7)	6	1,959
					$37	$282	$123,593
Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Ariel Mid Cap Value Fund Institutional Class	1,203	$—	$ 12,309	$ 824	$ 19	$ —	$ 11,794
Great-West Bond Index Fund Institutional Class	4,594	—	47,696	1,253	11	316	46,352
Great-West Federated Bond Fund Institutional Class	2,287	—	23,429	632	7	291	22,754
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	4,922	—	49,157	3,294	90	139	46,903
Great-West International Index Fund Institutional Class	23,054	—	210,991	9,604	218	—	207,945
Great-West Loomis Sayles Bond Fund Institutional Class	1,997	—	19,692	544	5	200	19,376
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,715	—	34,137	1,065	42	79	33,660
Great-West MFS International Growth Fund Institutional Class	5,439	—	47,332	1,983	37	—	46,721
Great-West MFS International Value Fund Institutional Class	11,060	—	116,298	4,620	162	—	114,359
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	12,071	—	118,532	8,907	334	142	111,774
Great-West Putnam Equity Income Fund Institutional Class	7,460	—	72,197	4,859	119	264	68,337
Great-West Putnam High Yield Bond Institutional Class	1,745	—	17,055	489	8	191	16,857
Great-West Real Estate Index Fund Institutional Class	2,224	—	32,312	8,652	38	243	23,221
Great-West S&P 500® Index Fund Institutional Class	25,217	—	263,669	17,331	371	1,390	248,643
Great-West S&P Mid Cap 400® Index Fund Institutional Class	11,238	—	112,042	6,908	204	356	106,537

September 30, 2016

Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West S&P Small Cap 600® Index Fund Institutional Class	11,010	$—	$104,660	$ 3,416	$ 155	$ 310	$ 103,823
Great-West T. Rowe Price Equity Income Fund Institutional Class	7,781	—	73,225	5,021	38	443	68,471
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	5,442	—	51,045	3,464	104	13	48,053
Great-West Templeton Global Bond Fund Institutional Class	1,096	—	11,448	1,853	(14)	62	9,520
					$1,948	$4,439	$1,355,100
Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West American Century Growth Fund Institutional Class	—	$1,220,569	$ 142,337	$ 49,909	$ (7,365)	$ 6,569	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	23,885	254,258	49,296	97,183	(4,193)	—	234,073
Great-West Bond Index Fund Institutional Class	217,141	2,217,433	771,487	863,586	20,655	38,370	2,190,948
Great-West Federated Bond Fund Institutional Class	107,978	1,088,439	354,161	416,152	(705)	30,900	1,074,378
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	98,644	1,021,784	167,428	401,108	(41,021)	7,421	940,082
Great-West International Index Fund Institutional Class	486,641	4,414,778	1,333,754	1,616,696	(103,927)	—	4,389,506
Great-West Loomis Sayles Bond Fund Institutional Class	94,543	925,748	238,158	376,783	(42,417)	25,151	917,071
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	79,197	699,518	185,589	300,404	(56,249)	4,099	717,521
Great-West MFS International Growth Fund Institutional Class	114,797	992,372	284,859	375,600	(56,441)	—	986,103
Great-West MFS International Value Fund Institutional Class	233,413	2,433,030	556,086	722,162	62,949	—	2,413,486
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	241,989	1,220,956	449,905	733,913	2,742	6,614	2,240,814
Great-West Putnam Equity Income Fund Institutional Class	149,546	1,488,603	240,290	467,521	(15,111)	14,018	1,369,842
Great-West Putnam High Yield Bond Institutional Class	82,623	809,541	195,958	319,938	(27,965)	23,700	798,137
Great-West Real Estate Index Fund Institutional Class	37,840	736,486	223,918	569,265	45,822	14,218	395,053
Great-West S&P 500® Index Fund Institutional Class	504,345	5,397,478	942,799	1,324,680	346,255	73,793	4,972,840
Great-West S&P Mid Cap 400® Index Fund Institutional Class	225,040	2,316,839	360,045	727,193	69,507	18,778	2,133,379
Great-West S&P Small Cap 600® Index Fund Institutional Class	234,373	2,137,551	597,429	827,426	(48,790)	17,497	2,210,136
Great-West T. Rowe Price Equity Income Fund Institutional Class	155,666	1,490,346	273,049	576,333	(71,556)	23,414	1,369,865

September 30, 2016

Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	108,640	$1,058,289	$ 194,293	$ 384,893	$ (37,581)	$ 369	$ 959,295
Great-West Templeton Global Bond Fund Institutional Class	55,194	592,228	179,833	325,787	(53,301)	8,218	479,640
					$ (18,692)	$313,129	$30,792,169
Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 352,946	$ 86,118	$ 4,645	$ (788)	$ 2,157	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	197,345	73,066	200,007	171,855	(744)	—	1,933,980
Great-West Bond Index Fund Institutional Class	736,924	183,839	1,407,036	396,195	9,179	77,358	7,435,566
Great-West Federated Bond Fund Institutional Class	366,558	90,899	660,326	197,600	1	69,099	3,647,257
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	806,499	295,575	761,806	786,128	(103,039)	51,716	7,685,932
Great-West International Index Fund Institutional Class	3,979,546	1,271,134	5,826,684	1,913,602	3,090	—	35,895,509
Great-West Loomis Sayles Bond Fund Institutional Class	320,236	77,458	500,964	166,047	(15,003)	72,352	3,106,285
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	648,127	204,898	928,810	305,481	(21,238)	28,784	5,872,034
Great-West MFS International Growth Fund Institutional Class	941,316	287,505	1,265,510	382,708	(41,330)	—	8,085,901
Great-West MFS International Value Fund Institutional Class	1,908,955	700,613	2,776,473	778,398	91,796	—	19,738,591
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,975,325	355,143	2,333,113	1,718,447	(124,131)	46,540	18,291,507
Great-West Putnam Equity Income Fund Institutional Class	1,222,772	430,189	1,112,629	705,545	61,962	97,856	11,200,596
Great-West Putnam High Yield Bond Institutional Class	280,017	67,223	413,447	158,426	(10,188)	68,437	2,704,964
Great-West Real Estate Index Fund Institutional Class	374,413	187,537	971,635	1,631,284	209,201	89,946	3,908,872
Great-West S&P 500® Index Fund Institutional Class	4,133,147	1,557,619	4,846,042	2,445,850	636,814	516,511	40,752,833
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,841,895	670,279	1,770,240	1,222,632	259,565	131,007	17,461,163
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,917,440	624,818	2,918,131	944,727	85,171	121,789	18,081,455
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,274,215	436,909	1,417,143	903,112	(34,523)	163,338	11,213,094
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	890,521	314,759	872,333	647,620	(8,166)	2,730	7,863,305

September 30, 2016

Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Templeton Global Bond Fund Institutional Class	188,778	$ 49,537	$ 333,284	$ 411,351	$ (68,637)	$ 23,888	$ 1,640,482
					$ 928,992	$1,563,508	$226,519,326

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,129,196	Great-West Bond Index Fund Institutional Class(a)	$ 41,663,590

TOTAL BOND MUTUAL FUNDS — 38.60% (Cost $40,776,324)		$ 41,663,590
EQUITY MUTUAL FUNDS
1,663,706	Great-West International Index Fund Institutional Class(a)	15,006,626
2,367,857	Great-West S&P 500® Index Fund Institutional Class(a)	23,347,073
1,054,311	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	9,994,871
742,613	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	7,002,843
485,683	Northern Emerging Markets Equity Index Fund	4,973,387

TOTAL EQUITY MUTUAL FUNDS — 55.90% (Cost $57,125,729)		$ 60,324,800
Account Balance		Fair Value
FIXED INTEREST CONTRACT
5,978,468 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 5,978,468

TOTAL FIXED INTEREST CONTRACT — 5.54% (Cost $5,978,468)		$ 5,978,468
TOTAL INVESTMENTS — 100.04% (Cost $103,880,521)		$107,966,858
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (45,010)
TOTAL NET ASSETS — 100.00%		$107,921,848
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,909,254	Great-West Bond Index Fund Institutional Class(a)	$29,354,372

TOTAL BOND MUTUAL FUNDS — 38.44% (Cost $29,120,301)		$29,354,372
EQUITY MUTUAL FUNDS
1,181,872	Great-West International Index Fund Institutional Class(a)	10,660,489
1,679,177	Great-West S&P 500® Index Fund Institutional Class(a)	16,556,687
748,335	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,094,216
527,796	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,977,115
344,989	Northern Emerging Markets Equity Index Fund	3,532,681

TOTAL EQUITY MUTUAL FUNDS — 56.07% (Cost $43,365,363)		$42,821,188
Account Balance		Fair Value
FIXED INTEREST CONTRACT
4,219,418 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 4,219,418

TOTAL FIXED INTEREST CONTRACT — 5.53% (Cost $4,219,418)		$ 4,219,418
TOTAL INVESTMENTS — 100.04% (Cost $76,705,082)		$76,394,978
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (28,914)
TOTAL NET ASSETS — 100.00%		$76,366,064
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,914,956	Great-West Bond Index Fund Institutional Class(a)	$29,411,908

TOTAL BOND MUTUAL FUNDS — 38.59% (Cost $28,793,987)		$29,411,908
EQUITY MUTUAL FUNDS
1,177,098	Great-West International Index Fund Institutional Class(a)	10,617,422
1,670,527	Great-West S&P 500® Index Fund Institutional Class(a)	16,471,393
744,188	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,054,904
525,563	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,956,053
344,261	Northern Emerging Markets Equity Index Fund	3,525,236

TOTAL EQUITY MUTUAL FUNDS — 55.92% (Cost $41,840,127)		$42,625,008
Account Balance		Fair Value
FIXED INTEREST CONTRACT
4,217,034 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 4,217,034

TOTAL FIXED INTEREST CONTRACT — 5.53% (Cost $4,217,034)		$ 4,217,034
TOTAL INVESTMENTS — 100.04% (Cost $74,851,148)		$76,253,950
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (31,727)
TOTAL NET ASSETS — 100.00%		$76,222,223
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,978,771	Great-West Bond Index Fund Institutional Class(a)	$30,055,796

TOTAL BOND MUTUAL FUNDS — 31.40% (Cost $29,773,758)		$30,055,796
EQUITY MUTUAL FUNDS
1,758,160	Great-West International Index Fund Institutional Class(a)	15,858,604
2,376,151	Great-West S&P 500® Index Fund Institutional Class(a)	23,428,853
1,061,896	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	10,066,772
797,400	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	7,519,483
536,248	Northern Emerging Markets Equity Index Fund	5,491,179

TOTAL EQUITY MUTUAL FUNDS — 65.17% (Cost $63,737,674)		$62,364,891
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,317,112 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,317,112

TOTAL FIXED INTEREST CONTRACT — 3.47% (Cost $3,317,112)		$ 3,317,112
TOTAL INVESTMENTS — 100.04% (Cost $96,828,544)		$95,737,799
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (36,571)
TOTAL NET ASSETS — 100.00%		$95,701,228
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,415,796	Great-West Bond Index Fund Institutional Class(a)	$14,285,385

TOTAL BOND MUTUAL FUNDS — 21.77% (Cost $14,033,085)		$14,285,385
EQUITY MUTUAL FUNDS
1,449,986	Great-West International Index Fund Institutional Class(a)	13,078,870
1,860,091	Great-West S&P 500® Index Fund Institutional Class(a)	18,340,494
829,142	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,860,266
668,171	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,300,854
464,433	Northern Emerging Markets Equity Index Fund	4,755,794

TOTAL EQUITY MUTUAL FUNDS — 76.69% (Cost $50,406,857)		$50,336,278
Account Balance		Fair Value
FIXED INTEREST CONTRACT
1,039,870 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 1,039,870

TOTAL FIXED INTEREST CONTRACT — 1.58% (Cost $1,039,870)		$ 1,039,870
TOTAL INVESTMENTS — 100.04% (Cost $65,479,812)		$65,661,533
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (27,312)
TOTAL NET ASSETS — 100.00%		$65,634,221
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
973,296	Great-West Bond Index Fund Institutional Class(a)	$ 9,820,557

TOTAL BOND MUTUAL FUNDS — 14.02% (Cost $9,733,939)		$ 9,820,557
EQUITY MUTUAL FUNDS
1,761,722	Great-West International Index Fund Institutional Class(a)	15,890,730
2,138,228	Great-West S&P 500® Index Fund Institutional Class(a)	21,082,929
955,078	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	9,054,146
823,254	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	7,763,282
594,472	Northern Emerging Markets Equity Index Fund	6,087,397

TOTAL EQUITY MUTUAL FUNDS — 85.48% (Cost $61,735,841)		$59,878,484
Account Balance		Fair Value
FIXED INTEREST CONTRACT
375,621 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$375,621

TOTAL FIXED INTEREST CONTRACT — 0.54% (Cost $375,621)		$ 375,621
TOTAL INVESTMENTS — 100.04% (Cost $71,845,401)		$70,074,662
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (26,660)
TOTAL NET ASSETS — 100.00%		$70,048,002
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
282,310	Great-West Bond Index Fund Institutional Class(a)	$ 2,848,507

TOTAL BOND MUTUAL FUNDS — 10.02% (Cost $2,803,361)		$ 2,848,507
EQUITY MUTUAL FUNDS
766,341	Great-West International Index Fund Institutional Class(a)	6,912,393
883,543	Great-West S&P 500® Index Fund Institutional Class(a)	8,711,740
393,702	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,732,292
362,976	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,422,867
272,014	Northern Emerging Markets Equity Index Fund	2,785,419

TOTAL EQUITY MUTUAL FUNDS — 89.96% (Cost $25,301,275)		$25,564,711
Account Balance		Fair Value
FIXED INTEREST CONTRACT
16,998 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 16,998

TOTAL FIXED INTEREST CONTRACT — 0.06% (Cost $16,998)		$ 16,998
TOTAL INVESTMENTS — 100.04% (Cost $28,121,634)		$28,430,216
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (11,888)
TOTAL NET ASSETS — 100.00%		$28,418,328
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
148,758	Great-West Bond Index Fund Institutional Class(a)	$ 1,500,972

TOTAL BOND MUTUAL FUNDS — 8.65% (Cost $1,482,008)		$ 1,500,972
EQUITY MUTUAL FUNDS
484,648	Great-West International Index Fund Institutional Class(a)	4,371,523
529,801	Great-West S&P 500® Index Fund Institutional Class(a)	5,223,841
236,271	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,239,848
231,979	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,187,559
Shares		Fair Value
Equity Mutual Funds — (continued)
180,101	Northern Emerging Markets Equity Index Fund	$ 1,844,232

TOTAL EQUITY MUTUAL FUNDS — 91.39% (Cost $16,052,010)		$15,867,003
TOTAL INVESTMENTS — 100.04% (Cost $17,534,018)		$17,367,975
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (6,639)
TOTAL NET ASSETS — 100.00%		$17,361,336
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
44,396	Great-West Bond Index Fund Institutional Class(a)	$ 447,957

TOTAL BOND MUTUAL FUNDS — 8.14% (Cost $442,034)		$ 447,957
EQUITY MUTUAL FUNDS
156,965	Great-West International Index Fund Institutional Class(a)	1,415,823
163,021	Great-West S&P 500® Index Fund Institutional Class(a)	1,607,391
72,618	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	688,416
75,668	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	713,551
Shares		Fair Value
Equity Mutual Funds — (continued)
61,307	Northern Emerging Markets Equity Index Fund	$ 627,784

TOTAL EQUITY MUTUAL FUNDS — 91.90% (Cost $5,011,124)		$5,052,965
TOTAL INVESTMENTS — 100.04% (Cost $5,453,158)		$5,500,922
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (2,427)
TOTAL NET ASSETS — 100.00%		$5,498,495
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2016:
	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund	Great-West SecureFoundation® Lifetime 2030 Fund
Beginning Balance, January 1, 2016	$3,893,001	$3,407,016	$3,624,868	$2,530,869
Total interest received	59,078	40,171	41,795	29,686
Purchases	2,892,754	1,143,039	1,088,501	1,061,131
Sales	(866,365)	(370,808)	(538,130)	(304,574)
Ending Balance, September 30, 2016	$5,978,468	$4,219,418	$4,217,034	$3,317,112

September 30, 2016

	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund	Great-West SecureFoundation® Lifetime 2045 Fund
Beginning Balance, January 1, 2016	$ 843,681	$285,347	$13,350
Total interest received	9,450	3,316	152
Purchases	367,470	128,410	6,994
Sales	(180,731)	(41,452)	(3,498)
Ending Balance, September 30, 2016	$1,039,870	$375,621	$16,998
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of September 30, 2016, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Federal Income Taxes
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Great-West SecureFoundation® Lifetime 2015 Fund	$104,505,115	$4,649,826	$(1,188,083)	$3,461,743
Great-West SecureFoundation® Lifetime 2020 Fund	77,252,356	995,169	(1,852,547)	(857,378)
Great-West SecureFoundation® Lifetime 2025 Fund	75,235,742	2,186,825	(1,168,617)	1,018,208
Great-West SecureFoundation® Lifetime 2030 Fund	97,359,050	1,311,752	(2,933,003)	(1,621,251)
Great-West SecureFoundation® Lifetime 2035 Fund	65,792,877	1,683,658	(1,815,002)	(131,344)
Great-West SecureFoundation® Lifetime 2040 Fund	72,351,799	824,162	(3,101,299)	(2,277,137)
Great-West SecureFoundation® Lifetime 2045 Fund	28,301,916	969,022	(840,722)	128,300
Great-West SecureFoundation® Lifetime 2050 Fund	17,713,545	324,362	(669,932)	(345,570)
Great-West SecureFoundation® Lifetime 2055 Fund	5,537,880	134,579	(171,537)	(36,958)
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2016, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

September 30, 2016

Great-West Securefoundation® Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Bond Index Fund Institutional Class	4,129,196	$29,417,643	$18,791,011	$7,982,367	$ (2,836)	$ 680,076	$ 41,663,590
Great-West International Index Fund Institutional Class	1,663,706	10,456,580	6,426,203	2,546,288	125,777	—	15,006,626
Great-West Life & Annuity Contract	5,978,468	3,893,001	2,892,754	866,365	—	59,078	5,978,468
Great-West S&P 500® Index Fund Institutional Class	2,367,857	17,412,104	9,067,642	3,724,976	1,207,585	322,280	23,347,073
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,054,311	7,460,815	3,712,656	2,266,203	256,517	81,724	9,994,871
Great-West S&P Small Cap 600® Index Fund Institutional Class	742,613	4,446,318	3,093,987	1,465,995	(47,415)	49,262	7,002,843
					$1,539,628	$1,192,420	$102,993,471
Great-West Securefoundation® Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Bond Index Fund Institutional Class	2,909,254	$25,715,937	$6,612,256	$3,939,675	$ 43,723	$454,584	$29,354,372
Great-West International Index Fund Institutional Class	1,181,872	9,186,364	2,483,666	1,551,088	(210,178)	—	10,660,489
Great-West Life & Annuity Contract	4,219,418	3,407,016	1,143,039	370,808	—	40,171	4,219,418
Great-West S&P 500® Index Fund Institutional Class	1,679,177	15,331,209	3,037,774	2,690,863	(1,376)	214,627	16,556,687
Great-West S&P Mid Cap 400® Index Fund Institutional Class	748,335	6,574,754	1,255,546	1,603,546	(141,323)	54,460	7,094,216
Great-West S&P Small Cap 600® Index Fund Institutional Class	527,796	3,920,888	1,325,577	851,717	(103,594)	32,820	4,977,115
					$(412,748)	$796,662	$72,862,297
Great-West Securefoundation® Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Bond Index Fund Institutional Class	2,914,956	$27,383,825	$6,085,506	$5,146,476	$ (22,295)	$472,843	$29,411,908
Great-West International Index Fund Institutional Class	1,177,098	9,739,062	2,335,487	1,619,028	170,128	—	10,617,422
Great-West Life & Annuity Contract	4,217,034	3,624,868	1,088,501	538,130	—	41,795	4,217,034
Great-West S&P 500® Index Fund Institutional Class	1,670,527	16,257,878	2,843,486	2,540,827	1,010,399	222,491	16,471,393
Great-West S&P Mid Cap 400® Index Fund Institutional Class	744,188	6,965,995	1,227,226	1,608,202	294,384	56,440	7,054,904
Great-West S&P Small Cap 600® Index Fund Institutional Class	525,563	4,152,436	1,315,356	1,025,458	(12,701)	34,007	4,956,053
					$1,439,915	$827,576	$72,728,714

September 30, 2016

Great-West Securefoundation® Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Bond Index Fund Institutional Class	2,978,771	$25,853,369	$6,694,275	$3,478,508	$ 27,365	$462,370	$30,055,796
Great-West International Index Fund Institutional Class	1,758,160	14,806,939	2,128,957	1,816,663	(220,355)	—	15,858,604
Great-West Life & Annuity Contract	3,317,112	2,530,869	1,061,131	304,574	—	29,686	3,317,112
Great-West S&P 500® Index Fund Institutional Class	2,376,151	23,390,510	2,346,205	3,654,105	9,485	324,506	23,428,853
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,061,896	10,032,936	949,159	2,203,837	(173,044)	82,322	10,066,772
Great-West S&P Small Cap 600® Index Fund Institutional Class	797,400	6,493,391	1,132,689	1,002,575	(108,925)	53,857	7,519,483
					$(465,474)	$952,741	$90,246,620
Great-West Securefoundation® Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Bond Index Fund Institutional Class	1,415,796	$12,983,377	$3,888,765	$3,031,841	$ 47,193	$220,467	$14,285,385
Great-West International Index Fund Institutional Class	1,449,986	13,010,728	2,045,917	2,256,834	135,143	—	13,078,870
Great-West Life & Annuity Contract	1,039,870	843,681	367,470	180,731	—	9,450	1,039,870
Great-West S&P 500® Index Fund Institutional Class	1,860,091	19,504,861	1,925,633	2,889,937	1,251,461	254,898	18,340,494
Great-West S&P Mid Cap 400® Index Fund Institutional Class	829,142	8,361,441	790,827	1,852,325	317,636	64,644	7,860,266
Great-West S&P Small Cap 600® Index Fund Institutional Class	668,171	5,852,344	988,830	1,245,869	(38,025)	45,659	6,300,854
					$1,713,408	$595,118	$60,905,739
Great-West Securefoundation® Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Bond Index Fund Institutional Class	973,296	$ 8,255,695	$2,565,238	$1,319,468	$ 1,601	$147,659	$ 9,820,557
Great-West International Index Fund Institutional Class	1,761,722	14,410,643	1,917,009	1,061,776	(138,957)	—	15,890,730
Great-West Life & Annuity Contract	375,621	285,347	128,410	41,452	—	3,316	375,621
Great-West S&P 500® Index Fund Institutional Class	2,138,228	20,497,345	1,908,268	2,464,899	8,866	280,506	21,082,929
Great-West S&P Mid Cap 400® Index Fund Institutional Class	955,078	8,782,746	600,779	1,395,423	(108,583)	71,208	9,054,146
Great-West S&P Small Cap 600® Index Fund Institutional Class	823,254	6,599,683	1,105,857	816,228	(87,096)	54,121	7,763,282
					$(324,169)	$556,810	$63,987,265

September 30, 2016

Great-West Securefoundation® Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Bond Index Fund Institutional Class	282,310	$2,569,057	$ 926,808	$ 733,227	$ 12,472	$ 44,230	$ 2,848,507
Great-West International Index Fund Institutional Class	766,341	6,406,215	1,424,629	1,004,998	131,190	—	6,912,393
Great-West Life & Annuity Contract	16,998	13,350	6,994	3,498	—	152	16,998
Great-West S&P 500® Index Fund Institutional Class	883,543	8,661,072	1,418,112	1,229,943	613,521	115,982	8,711,740
Great-West S&P Mid Cap 400® Index Fund Institutional Class	393,702	3,708,167	542,998	706,868	209,340	29,415	3,732,292
Great-West S&P Small Cap 600® Index Fund Institutional Class	362,976	2,995,056	738,550	626,550	33,744	23,999	3,422,867
					$1,000,267	$213,778	$25,644,797
Great-West Securefoundation® Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Bond Index Fund Institutional Class	148,758	$1,208,235	$475,723	$229,701	$ 1,431	$ 22,657	$ 1,500,972
Great-West International Index Fund Institutional Class	484,648	3,482,969	964,729	259,625	(34,056)	—	4,371,523
Great-West S&P 500® Index Fund Institutional Class	529,801	4,474,473	968,979	485,234	5,730	66,527	5,223,841
Great-West S&P Mid Cap 400® Index Fund Institutional Class	236,271	1,916,470	342,619	262,137	(19,331)	16,910	2,239,848
Great-West S&P Small Cap 600® Index Fund Institutional Class	231,979	1,655,195	462,643	163,163	(18,919)	14,765	2,187,559
					$(65,145)	$120,859	$15,523,743
Great-West Securefoundation® Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Bond Index Fund Institutional Class	44,396	$ 382,245	$199,080	$146,398	$ 2,026	$ 7,249	$ 447,957
Great-West International Index Fund Institutional Class	156,965	1,189,031	485,970	335,572	(24,765)	—	1,415,823
Great-West S&P 500® Index Fund Institutional Class	163,021	1,456,304	486,662	339,162	82,883	21,732	1,607,391
Great-West S&P Mid Cap 400® Index Fund Institutional Class	72,618	624,047	182,509	177,274	13,036	5,520	688,416
Great-West S&P Small Cap 600® Index Fund Institutional Class	75,668	576,033	219,603	167,503	(11,443)	5,142	713,551
					$ 61,737	$39,643	$4,873,138

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
15,153,310	Great-West Bond Index Fund Institutional Class(a)	$152,896,898

TOTAL BOND MUTUAL FUNDS — 34.91% (Cost $150,704,852)		$152,896,898
EQUITY MUTUAL FUNDS
5,348,723	Great-West International Index Fund Institutional Class(a)	48,245,482
11,576,536	Great-West S&P 500® Index Fund Institutional Class(a)	114,144,647
5,092,552	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	48,277,394
4,196,604	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	39,573,977
1,279,691	Northern Emerging Markets Equity Index Fund	13,104,034

TOTAL EQUITY MUTUAL FUNDS — 60.14% (Cost $256,253,439)		$263,345,534
Account Balance		Fair Value
FIXED INTEREST CONTRACT
21,865,086 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 21,865,086

TOTAL FIXED INTEREST CONTRACT — 4.99% (Cost $21,865,086)		$ 21,865,086
TOTAL INVESTMENTS — 100.04% (Cost $428,823,377)		$438,107,518
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (168,032)
TOTAL NET ASSETS — 100.00%		$437,939,486
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2016.
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Fund classifies valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2016, the Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. The Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2016:
Beginning Balance, January 1, 2016	$ 13,001,206
Total interest received	186,932
Purchases	9,933,501
Sales	(1,256,553)
Ending Balance, September 30, 2016	$21,865,086
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Fund considers the credit risk input to be a significant unobservable input. As of September 30, 2016, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.

September 30, 2016

Federal Income Taxes
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:
Federal tax cost of investments	$429,821,424
Gross unrealized appreciation on investments	12,819,548
Gross unrealized depreciation on investments	(4,533,454)
Net unrealized appreciation on investments	$8,286,094
Transactions with Affiliates
The Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Fund. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following table is a summary of the transactions for each underlying investment during the period ended September 30, 2016, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Affiliate	Shares Held/ Account Balance 09/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 09/30/2016
Great-West Bond Index Fund Institutional Class	15,153,310	$90,999,280	$68,235,908	$10,233,614	$ 43,553	$2,076,204	$152,896,898
Great-West International Index Fund Institutional Class	5,348,723	28,542,412	21,045,882	3,339,221	(128,365)	—	48,245,482
Great-West Life & Annuity Contract	21,865,086	13,001,206	9,933,501	1,256,553	—	186,932	21,865,086
Great-West S&P 500® Index Fund Institutional Class	11,576,536	67,497,196	46,121,084	3,899,834	917,690	1,192,084	114,144,647
Great-West S&P Mid Cap 400® Index Fund Institutional Class	5,092,552	28,624,792	18,203,705	2,473,753	198,990	299,221	48,277,394
Great-West S&P Small Cap 600® Index Fund Institutional Class	4,196,604	23,539,490	14,979,455	2,767,368	(93,681)	246,921	39,573,977
					$ 938,187	$4,001,362	$425,003,484

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Shares		Fair Value
BOND EXCHANGE TRADED FUNDS
244,543	Vanguard Total Bond Market ETF	$ 20,575,848

TOTAL BOND EXCHANGE TRADED FUNDS — 37.72% (Cost $20,101,362)		$ 20,575,848
EQUITY EXCHANGE TRADED FUNDS
174,333	Vanguard FTSE Developed Markets ETF	6,521,797
43,298	Vanguard FTSE Emerging Markets ETF	1,629,304
49,188	Vanguard Russell 2000 ETF	4,899,617
73,964	Vanguard S&P 500 ETF	14,695,907
57,170	Vanguard S&P Mid-Cap 400 ETF(a)	5,977,695

EQUITY EXCHANGE TRADED FUNDS — 61.82% (Cost $30,032,334)		$ 33,724,320
MONEY MARKET MUTUAL FUNDS
279,611	Federated Government Obligations Fund Institutional Class, 0.26%(b)	279,611

TOTAL MONEY MARKET MUTUAL FUNDS — 0.51% (Cost $279,611)		$ 279,611
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.83%
$ 77,313	Undivided interest of 0.20% in a repurchase agreement (principal amount/value $38,982,030 with a maturity value of $38,983,654) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 9/30/16 to be repurchased at $77,313 on 10/3/16 collateralized by various U.S. Government Agency securities, 2.14% - 6.00%, 3/1/26 - 9/1/46, with a value of $39,761,671.(c)
		$ 77,313
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$367,378	Undivided interest of 0.26% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Citigroup Global Markets Inc, 0.52%, dated 9/30/16 to be repurchased at $367,378 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 2/15/20 - 9/9/49, with a value of $142,882,771.(c)
		$ 367,378
367,378	Undivided interest of 0.26% in a repurchase agreement (principal amount/value $140,081,148 with a maturity value of $140,087,218) with Daiwa Capital Markets America Inc, 0.52%, dated 9/30/16 to be repurchased at $367,378 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 10/13/16 - 9/9/49, with a value of $142,882,772.(c)	367,378
367,378	Undivided interest of 0.38% in a repurchase agreement (principal amount/value $97,866,782 with a maturity value of $97,870,534) with HSBC Securities (USA) Inc, 0.46%, dated 9/30/16 to be repurchased at $367,378 on 10/3/16 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.13%, 10/3/16 - 7/15/37, with a value of $99,824,451.(c)	367,378
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND
Schedule of Investments
As of September 30, 2016 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$367,378	Undivided interest of 1.53% in a repurchase agreement (principal amount/value $24,054,462 with a maturity value of $24,055,464) with BNP Paribas Securities Corp, 0.50%, dated 9/30/16 to be repurchased at $367,378 on 10/3/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 10/15/16 - 9/9/49, with a value of $24,535,551.(c)
$ 367,378
SHORT TERM INVESTMENTS — 2.83% (Cost $1,546,825)	$ 1,546,825
TOTAL INVESTMENTS — 102.88% (Cost $51,960,132)	$56,126,604
OTHER ASSETS & LIABILITIES, NET — (2.88)%	$ (1,571,621)
TOTAL NET ASSETS — 100.00%	$54,554,983
(a)	All or a portion of the security is on loan at September 30, 2016.
(b)	Rate shown is the 7-day yield as of September 30, 2016.
(c)	Collateral received for securities on loan.
ETF	Exchange Traded Fund
See Notes to Schedule of Investments.

September 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its Exchange Traded Funds (ETFs) based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Exchange Traded Funds	Exchange traded close price.
Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting Fund’s own assumptions and would be based on the best information available under the circumstances.

September 30, 2016

As of September 30, 2016, the Fund’s investments in the underlying ETFs and mutual funds are valued using Level 1 inputs. The Fund’s investments in short term securities are valued using Level 2 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2016 were as follows:
Federal tax cost of investments	$52,108,034
Gross unrealized appreciation on investments	4,410,232
Gross unrealized depreciation on investments	(391,662)
Net unrealized appreciation on investments	$4,018,570

September 30, 2016

Item 2. Controls and Procedures
(a)	The principal executive officer and principal financial officer of the registrant have concluded that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms.
(b)	There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits
Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:November 17, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:November 17, 2016
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:November 17, 2016